UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     File No.  333-56073

     Pre-Effective Amendment No.                                            |_|


     Post-Effective Amendment No. 14                                        |X|


                        (Check appropriate box or boxes.)


                         NATIONWIDE VARIABLE ACCOUNT - 9
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
                                                           ---------------------



    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering        MAY 1, 2005
                                                    ----------------------------


It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|X|  on May 1, 2005 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered     DEFERRED VARIABLE ANNUITY CONTRACT
                                         ---------------------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                       Deferred Variable Annuity Contracts
                   Issued by Nationwide Life Insurance Company
                   through its Nationwide Variable Account-9
                   The date of this prospectus is May 1, 2005.
--------------------------------------------------------------------------------
THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

The Statement of Additional Information (dated May 1, 2005), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 28. For general information or to obtain FREE copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

                      Nationwide Life Insurance Company
                      One Nationwide Plaza, RR1-04-F4
                      Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV. Information about this and other Best of America products can be found at:
WWW.NATIONWIDEFINANCIAL.COM.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.


AIM VARIABLE INSURANCE FUNDS
o  AIM V.I. International Growth Fund: Series I Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o  American Century VP Income & Growth Fund: Class I
o  American Century VP Ultra Fund: Class I
o  American Century VP Value Fund: Class I*
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o  American Century VP Inflation Protection Fund: Class II
DREYFUS
o  Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
   Service Shares
o  Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares FEDERATED INSURANCE SERIES
o  Federated Quality Bond Fund II: Primary Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o  VIP Equity-Income Portfolio: Service Class*
o  VIP Growth Portfolio: Service Class
o  VIP High Income Portfolio: Service Class*
o  VIP Overseas Portfolio: Service Class R+
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o  VIP Contrafund(R) Portfolio: Service Class
o  VIP Investment Grade Bond Portfolio: Service Class*
FIDELITY VARIABLE INSURANCE PRODUCT FUND III
o  VIP Value Strategies Portfolio: Service Class
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o  Templeton Foreign Securities Fund: Class 1
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o  Dreyfus GVIT International Value Fund: Class III+
o  Dreyfus GVIT Mid Cap Index Fund: Class I
o  Federated GVIT High Income Bond Fund: Class III+*
o  Gartmore GVIT Emerging Markets Fund: Class III+
o  Gartmore GVIT Global Health Sciences Fund: Class III+
o  Gartmore GVIT Global Technology and Communications Fund: Class III+
o  Gartmore GVIT Government Bond Fund: Class I
o  Gartmore GVIT Growth Fund: Class I
o  Gartmore GVIT International Growth Fund: Class III+
o  Gartmore GVIT Investor Destinations Funds: Class II
   >> Gartmore GVIT Investor Destinations Conservative Fund: Class II
   >> Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II >> Gartmore GVIT Investor Destinations Moderate Fund: Class II
   >> Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II >> Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o  Gartmore GVIT Mid Cap Growth Fund: Class I
o  Gartmore GVIT Money Market Fund: Class I
o  Gartmore GVIT Nationwide(R) Fund: Class I
o  Gartmore GVIT Nationwide(R) Leaders Fund: Class III+
o  Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o  Gartmore GVIT Worldwide Leaders Fund: Class III+
o  GVIT Small Cap Growth Fund: Class I
o  GVIT Small Cap Value Fund: Class I
o  GVIT Small Company Fund: Class I
o  J.P. Morgan GVIT Balanced Fund: Class I*
o  Van Kampen GVIT Comstock Value Fund: Class I*
   (formerly, Comstock GVIT Value Fund: Class I*)

o  Van Kampen GVIT Multi Sector Bond Fund: Class I*
J.P. MORGAN SERIES TRUST II
o  J.P. Morgan Mid Cap Value Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o  AMT Guardian Portfolio
o  AMT Limited Maturity Bond Portfolio: Class I*
o  AMT Partners Portfolio
o  AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o  Oppenheimer Aggressive Growth Fund/VA: Non-Service Shares
o  Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
o  Oppenheimer Global Securities Fund/VA: Class 3+
o  Oppenheimer Main Street(R) Fund/VA: Non-Service Shares
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o  International Magnum Portfolio: Class I
o  U.S. Real Estate Portfolio: Class I


THE FOLLOWING UNDERLYING MUTUAL FUND IS ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2000:

CREDIT SUISSE TRUST
o  Large Cap Value Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o  VIP Growth Opportunities Portfolio: Service Class
VAN ECK WORLDWIDE INSURANCE TRUST
o  Worldwide Emerging Markets Fund: Class R+
o  Worldwide Hard Assets Fund: Class R+
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o  Mid Cap Growth Portfolio: Class I

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:


DREYFUS
o  Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
GARTMORE VARIABLE INSURANCE TRUST
o  Gartmore GVIT Global Financial Services Fund:
     Class III+
o  Gartmore GVIT Global Utilities Fund: Class III+
JANUS ASPEN SERIES
o  Forty Portfolio: Service Shares (formerly, Capital Appreciation Portfolio:
   Service Shares)
o  Global Technology Portfolio: Service II Shares+
o  International Growth Portfolio: Service II Shares+
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o  AMT Mid-Cap Growth Portfolio: Class I
WELLS FARGO VARIABLE TRUST FUNDS

o Wells Fargo Advantage Opportunity Fund VT: Investor Class (formerly, Strong Opportunity Fund II, Inc.: Investor Class)


THE FOLLOWING UNDERLYING MUTUAL FUND IS ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2005:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o  American Century VP International Fund: Class III+

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o  American Century VP International Fund: Class I
CREDIT SUISSE TRUST
o  Global Small Cap Portfolio (formerly, Global Post-Venture Capital Portfolio)
o  International Focus Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o  VIP Overseas Portfolio: Service Class
GARTMORE VARIABLE INSURANCE TRUST
o  Gartmore GVIT Emerging Markets Fund: Class I
o  Gartmore GVIT Global Technology and Communications Fund: Class I
o  Gartmore GVIT International Growth Fund: Class I
JANUS ASPEN SERIES
o  Global Technology Portfolio: Service Shares
o  International Growth Portfolio: Service Shares


EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:


GARTMORE VARIABLE INSURANCE TRUST
o  Gartmore GVIT Worldwide Leaders Fund: Class I
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o  Oppenheimer Global Securities Fund/VA: Non-Service Shares


EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:


VAN ECK WORLDWIDE INSURANCE TRUST
o  Worldwide Emerging Markets Fund: Initial Class
o  Worldwide Hard Assets Fund: Initial Class
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o  Emerging Markets Debt Portfolio: Class I
EFFECTIVE MAY 1, 2005, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o  Federated GVIT High Income Bond Fund: Class I*


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract that qualifies for favorable tax treatment under
Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................
TABLE OF CONTENTS.............................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
FINANCIAL STATEMENTS..........................................
CONDENSED FINANCIAL INFORMATION...............................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
SECURITY DISTRIBUTORS, INC....................................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
THE CONTRACT IN GENERAL
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS...............................
     Contract Maintenance Charge
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS...............................................
     CDSC Options and
     Charges Optional Death Benefits
CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
     Transfer Restrictions
RIGHT TO REVOKE...............................................
SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program
     or a Louisiana Optional Retirement Plan
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT....................................................
CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options
DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING ..................................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION...................
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)....................   7%     1
MAXIMUM LOAN PROCESSING FEE..............................................................................................  $25    2
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................  5%     3
MAXIMUM SHORT TERM TRADING FEE (as a percentage of transaction amount)...................................................  1%
-------------------------------------------------------------------------------------------------------------------------- ---------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------- ---------


ANNUAL LOAN INTEREST CHARGE..............................................................................................  2.25%  4


MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE...............................................................................  $15    5

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)6

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................  1.10%

     FIVE-YEAR CDSC OPTION...............................................................................................  0.15%   7
     Total Variable Account Charges (including this option only).........................................................  1.25%
------------------------------------------------------------------------------------------------------------------------------------
                            (CONTINUED ON NEXT PAGE)
------------------------------------------------------------------------------------------------------------------------------------












---------------------------
1 Range of CDSC over time:
------------------------------------------------------------------------------------------------------------------------------------
NUMBER OF COMPLETED YEARS FROM DATE OF PURCHASE PAYMENT
                                        0         1          2          3          4          5           6          7
                                    ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                         7%        7%         6%         5%         4%         3%          2%         0%
-------------------------------------------------------------------------------------------------------------------------- ---------
Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)  10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional
     Withdrawal Without Charge and Disability Waiver); or
(2)  any amount withdrawn to meet minimum distribution requirements under the
     Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
2 Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered
Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.
Thus, the net loan interest charge is 2.25%
5 The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each contract anniversary. This charge is waived for any contract valued at $25,000 or more on any contract anniversary.
6 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
7 Range of Five-Year CDSC over time:
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5

----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC PERCENTAGE                        7%         7%         6%          4%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.


------------------------------------------------------------------------------------------------------------------------------------
                                RECURRING CONTRACT EXPENSES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

CDSC WAIVER OPTIONS (an applicant may elect one or more)

ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER......................................................  0.10%  1
Total Variable Account Charges (including this option only).....................................................  1.20%

10 YEAR AND DISABILITY WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)......................................  0.05%
Total Variable Account Charges (including this option only).....................................................  1.15%

HARDSHIP WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)....................................................  0.15%
Total Variable Account Charges (including this option only).....................................................  1.25%

DEATH BENEFIT OPTIONS (an applicant may elect one or both)

OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT.........................................................................  0.05%
Total Variable Account Charges (including this option only).....................................................  1.15%

OPTIONAL 5% ENHANCED DEATH BENEFIT..............................................................................  0.10%
Total Variable Account Charges (including this option only).....................................................  1.20%
-------------------------------------------------------------------------------------------------------------------------- ---------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                      SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge (applicable to all contracts)..........................................................    1.10%
Five-Year CDSC Option....................................................................................................    0.15%
Additional Withdrawal Without Charge and Disability Waiver...............................................................    0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities................................................................    0.05%
Hardship Waiver for Tax Sheltered Annuities..............................................................................    0.15%
Optional One-Year Step Up Death Benefit..................................................................................    0.05%
Optional 5% Enhanced Death Benefit.......................................................................................    0.10%
---------------------------------------------------------------------------------------------------------------------------- -------
---------------------------------------------------------------------------------------------------------------------------- -------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................    1.70%
---------------------------------------------------------------------------------------------------------------------------- -------


UNDERLYING MUTUAL FUND ANNUAL EXPENSES
The next table shows the minimum and maximum total operating expenses, as of December 31, 2004, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

---------------------------------------------------------------------------------------------------------- -------------- ----------
Total Annual Underlying Mutual Fund Operating Expenses                                                        Minimum       Maximum
---------------------------------------------------------------------------------------------------------- -------------- ----------
---------------------------------------------------------------------------------------------------------- -------------- ----------
                                                                                                               0.26%        1.74%
---------------------------------------------------------------------------------------------------------- -------------- ----------
---------------------------------------------------------------------------------------------------------- -------------- ----------
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution  (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)
---------------------------------------------------------------------------------------------------------- -------------- ----------



The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):


o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
o    GVIT - Dreyfus GVIT International Value Fund: Class III
o    GVIT - Federated GVIT High Income Bond Fund: Class III
o    GVIT - Gartmore GVIT Emerging Markets Fund: Class III
o    GVIT - Gartmore GVIT Global Financial Services Fund: Class III
o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class III
o    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III
o    GVIT - Gartmore GVIT Global Utilities Fund: Class III
o    GVIT - Gartmore GVIT International Growth Fund: Class III
o    GVIT - Gartmore GVIT Nationwide(R) Leaders Fund: Class III



------------------------------
1 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

o    GVIT - Gartmore GVIT U.S. Growth Leaders Fund: Class III
o    GVIT - Gartmore GVIT Worldwide Leaders Fund: Class III
o    Janus Aspen Series - Global Technology Portfolio: Service II Shares
o    Janus Aspen Series - International Growth Portfolio: Service II Shares
o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class 3
o    Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class
     R
o    Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R

EXAMPLE


This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.


The Example assumes:
o    a $10,000 investment in the contract for the time periods indicated;
o    a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o    the 7 year CDSC schedule;
o a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
o the total variable account charges associated with the most expensive combination of optional benefits (1.70%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.




------------------------------------------------------------------------------------------------------------------------------------
                                   If you surrender your contract            If you do not            If you annuitize your contract
                                    at the end of the applicable               surrender               at the end of the applicable
                                             time period                     your contract                     time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.   3 Yrs.  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs.   5 Yrs.  10 Yrs
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (1.74%)      972    1,570   2,187   3,985    377     1,145   1,932   3,985      *     1,145   1,932    3,985
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.26%)      817    1,108   1,426   2,515    222      683    1,171   2,515      *      683    1,171    2,515
------------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:
o    Charitable Remainder Trusts;
o    Investment Only (Qualified Plan);
o    Individual Retirement Annuities ("IRAs");
o    Non-Qualified Contract;
o    Roth IRAs;
o    Simplified Employee Pension ("SEP IRAs");
o    Simple IRA; and
o    Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C of this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

----------------------- ------------------ -------------------
       CONTRACT          MINIMUM INITIAL        MINIMUM
         TYPE           PURCHASE PAYMENT       SUBSEQUENT
                                                PAYMENTS
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
Charitable Remainder           $0                  $0
Trust
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
Investment only              $1,000                $0
(Qualified Plan)
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
IRA                          $1,000                $0
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
Non-Qualified                $1,000                $0
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
Roth IRA                     $1,000                $0
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
SEP IRA                      $1,000                $0
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
Simple IRA                   $1,000                $0
----------------------- ------------------ -------------------
----------------------- ------------------ -------------------
Tax Sheltered Annuity          $0                 $25
----------------------- ------------------ -------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

A $15 Contract Maintenance Charge is assessed against each contract on the contract anniversary. This charge will be waived if the contract value is $25,000 or more on any contract anniversary (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners, each with different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

----------------------------- --------------- ----------------
         OPTION                 CONTRACT TYPE       CHARGE

----------------------------- --------------- ----------------
----------------------------- --------------- ----------------
Five Year CDSC                     All             0.15%
----------------------------- --------------- ----------------
----------------------------- --------------- ----------------
Additional Withdrawal              All             0.10%
Without Charge and
Disability Waiver
----------------------------- --------------- ----------------
----------------------------- --------------- ----------------
10 Year and Disability        Tax Sheltered        0.05%
Waiver                          Annuities
----------------------------- --------------- ----------------
----------------------------- --------------- ----------------
Hardship Waiver               Tax Sheltered        0.15%
                                Annuities
----------------------------- --------------- ----------------

Two optional death benefits are available under the contract. Nationwide will deduct an annualized rate of 0.05% if the One-Year Step Up Death Benefit is elected, or an annualized rate of 0.10% if the 5% Enhanced Death Benefit is elected.

Upon annuitization of the contact, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

TEN-DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

SECURITY DISTRIBUTORS, INC.

The contracts are also distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual fund based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS


Guaranteed Term Options ("GTOs") are separate investment options under the contract. Allocations to Guaranteed Term Options are not subject to variable account charges. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus.


Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may
last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12-month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $15 Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If on any contract anniversary (or on the date of a full surrender), the contract value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract

Maintenance Charge where it would be discriminatory or unlawful.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.10% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------------- ---------------------
  Number of Completed Years from            CDSC
     Date of Purchase Payment            Percentage
----------------------------------- ---------------------
----------------------------------- ---------------------
                0                            7%
----------------------------------- ---------------------
----------------------------------- ---------------------
                1                            7%
----------------------------------- ---------------------
----------------------------------- ---------------------
                2                            6%
----------------------------------- ---------------------
----------------------------------- ---------------------
                3                            5%
----------------------------------- ---------------------
----------------------------------- ---------------------
                4                            4%
----------------------------------- ---------------------
----------------------------------- ---------------------
                5                            3%
----------------------------------- ---------------------
----------------------------------- ---------------------
                6                            2%
----------------------------------- ---------------------
----------------------------------- ---------------------
                7                            0%
----------------------------------- ---------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a) 10% of all purchase payments (15% of all purchase payments if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least two years;

2)   upon payment of a death benefit; or

3) from any values which have been held under a contract for at least 7 years (5 years if the 5 Year CDSC option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of a) or b), where:

a) is the amount which would otherwise be available for withdrawal without a CDSC; and

b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such earlier date as Nationwide  becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;


o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)  optional benefits must be elected at the time of application;

(2)  optional benefits, once elected, may not be terminated; and

(3) the charges associated with the optional benefits will be assessed until annuitization.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

----------------------------------------------------
 NUMBER OF COMPLETED YEARS FROM         CDSC
    DATE OF PURCHASE PAYMENT         PERCENTAGE
----------------------------------------------------
----------------------------------------------------
                0                        7%
----------------------------------------------------
----------------------------------------------------
                1                        7%
----------------------------------------------------
----------------------------------------------------
                2                        6%
----------------------------------------------------
----------------------------------------------------
                3                        4%
----------------------------------------------------
----------------------------------------------------
                4                        2%
----------------------------------------------------
----------------------------------------------------
                5                        0%
----------------------------------------------------

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal Without Charge and
Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Additional CDSC Waiver Options for Tax Sheltered Annuities

10 Year and Disability Waiver

For an additional charge of at an annualized rate 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

1)   the contract owner has been the owner of the contract for 10 years; and

2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age
65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

OPTIONAL DEATH BENEFITS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon the option(s) chosen. Nationwide may lower either of these charges at any time without notifying contract owners. Nationwide may realize a profit from the charges assessed for these options. Further information about the standard and optional death benefits can be found in the "Death Benefit Payment" provision.

Optional One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items 2) and 3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged if:

o    the third contract anniversary has passed; and

o the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

o the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

o Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home offer prior to waiver of the CDSC.

For those contracts that have a non-natural person as contract owner for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner has NOT been established for the benefit of a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o    an  election  in writing  signed by both  contract  owners  must be made to
     authorize   Nationwide   to  allow  the   exercise  of   ownership   rights
     independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

----------------------- ------------------ --------------------
       CONTRACT          MINIMUM INITIAL   MINIMUM SUBSEQUENT
         TYPE           PURCHASE PAYMENT        PAYMENTS
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
Charitable Remainder           $0                  $0
Trust
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
Investment only              $1,000                $0
(Qualified Plan)
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
IRA                          $1,000                $0
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
Non-Qualified                $1,000                $0
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
Roth IRA                     $1,000                $0
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
SEP IRA                      $1,000                $0
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
Simple IRA                   $1,000                $0
----------------------- ------------------ --------------------
----------------------- ------------------ --------------------
Tax Sheltered Annuity          $0                  $25
----------------------- ------------------ --------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o   New Year's Day                      o   Independence Day
o   Martin Luther King, Jr. Day         o   Labor Day
o   Presidents' Day                     o   Thanksgiving
o   Good Friday                         o   Christmas
o   Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;

2)   amounts allocated to the fixed account; and

3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;

c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.10% to 1.70% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)   adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and amounts allocated to the Guaranteed Term Options for any 12 month period. Nationwide reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION


After annuitization, transfers may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.


TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.


Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").


Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.


To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.


Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

---------------------------------- ---------------------------------------------
TRADING BEHAVIOR                   NATIONWIDE'S RESPONSE
---------------------------------- ---------------------------------------------
---------------------------------- ---------------------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- ---------------------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- ---------------------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.


Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.


Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the requested amount.

The CDSC is deducted as a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    a $15 Contract Maintenance Charge, if applicable;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ ---------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING


Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.


Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset rebalancing.

Nationwide reserves the right to stop establishing new Asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class, GVIT - Federated GVIT High Income Bond
Fund: Class III, GVIT - Gartmore GVIT Government Bond Fund: Class I and GVIT - Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar cost averaging transfers do not count as transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program, which transfers amounts from the fixed account to the variable account, is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments as of the withdrawal date if the contract owner purchased the Additional Withdrawal Without Charge and Disability Waiver);

2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

  -------------------------------- ---------------------------
         CONTRACT OWNER'S                PERCENTAGE OF
                AGE                      CONTRACT VALUE
  -------------------------------- ---------------------------
  -------------------------------- ---------------------------
           Under age 59 1/2                    5%
  -------------------------------- ---------------------------
  -------------------------------- ---------------------------
      Age 59 1/2 through age 61                7%
  -------------------------------- ---------------------------
  -------------------------------- ---------------------------
       Age 62 through age 64                   8%
  -------------------------------- ---------------------------
  -------------------------------- ---------------------------
       Age 65 through age 74                  10%
  -------------------------------- ---------------------------
  -------------------------------- ---------------------------
          Age 75 and over                     13%
  -------------------------------- ---------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix
C).

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner who is also the annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and


o    semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.


LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

The general distributor, SDI, is not engaged in any litigation of any material nature.

ADVERTISING

MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.



            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                           PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Annuity Payments..............................................................2
Condensed Financial Information...............................................2
Financial Statements........................................................108

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

            Please refer to the prospectus for each underlying mutual
                      fund for more detailed information.


AIM VARIABLE INSURANCE FUNDS - AIM V.I. INTERNATIONAL GROWTH FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P SmallCap 600 Index(R).
------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries..
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries..
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.
AGGRESSIVE FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, contract owners who select these funds will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return from a concentrated portfolio of U.S. securities.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return from a diversified portfolio of equity and fixed income securities.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT COMSTOCK VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return over a market cycle of three to five years.
------------------------------------------------ -----------------------------------------------------------------------------------

J.P. MORGAN SERIES TRUST II - J.P. MORGAN MID CAP VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth from capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - FORTY PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: NON-SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - INTERNATIONAL MAGNUM PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: CLASS R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in hard asset securities.
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: CLASS R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in hard asset securities.
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: CLASS R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in hard asset securities.
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

WELLS FARGO VARIABLE TRUST FUNDS - WELLS FARGO ADVANTAGE OPPORTUNITY FUND VT: INVESTOR CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.10%) and contracts with all available optional benefits available on December 31, 2004 (the maximum variable account charge of 1.70%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

               CALLING:   1-800-848-6331, TDD 1-800-238-3035
               WRITING:   Nationwide Life Insurance Company
                          One Nationwide Plaza, RR1-04-F4
                          Columbus, Ohio 43215
   CHECKING ON-LINE AT:   www.nationwidefinancial.com


On April 8, 2005, the Strong Opportunity Fund II, Inc.: Investor Class merged into the Wells Fargo Variable Trust Funds - Wells Fargo Advantage Opportunity Fund VT: Investor Class. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying mutual fund was still the Strong Opportunity Fund II, Inc.: Investor Class.

The GVIT - Federated GVIT High Income Bond Fund: Class III was added to the variable account effective May 1, 2005. Therefore, no Condensed Financial Information is available.



                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED
                        (TOTAL 1.10%) (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE
                        DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
AIM Variable Insurance            10.466614           12.836417              22.64%                   0         2004
Funds - AIM V.I.                   8.199880           10.466614              27.64%                   0         2003
International Growth Fund:        10.000000            8.199880             -18.00%                   0         2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         11.940757           13.343804              11.75%             153,183         2004
Portfolios, Inc. -                 9.333731           11.940757              27.93%             131,778         2003
American Century VP Income        11.705008            9.333731             -20.26%             114,316         2002
& Growth Fund: Class I -          12.914785           11.705008              -9.37%             100,002         2001
Q/NQ                              14.608384           12.914785             -11.59%             290,153         2000
                                  12.515499           14.608384              16.72%              92,217         1999
                                  10.000000           12.515499              25.15%               2,007        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         10.934729           12.428422              13.66%              42,920         2004
Portfolios, Inc. -                 8.879812           10.934729              23.14%              47,575         2003
American Century VP               11.275782            8.879812             -21.25%              53,502         2002
International Fund: Class         16.098754           11.275782             -29.96%              58,134         2001
I - Q/NQ                          19.569739           16.098754             -17.74%              99,177         2000
                                  12.062037           19.569739              62.24%              21,445         1999
                                  10.000000           12.062037              20.62%                 562         1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable          9.919506           11.289865              13.81%              55,974         2004
Portfolios, Inc. -                 8.055362            9.919506              23.14%              35,614         2003
American Century VP               10.000000            8.055362             -19.45%              19,325        2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable          9.856273           10.788517               9.46%              14,450         2004
Portfolios, Inc. -                 7.979129            9.856573              23.53%               4,867         2003
American Century VP Ultra         10.000000            7.979129             -20.21%               1,675        2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         15.894190           17.972501              13.08%             196,553         2004
Portfolios, Inc. -                12.461991           15.894190              27.54%             152,124         2003
American Century VP Value         14.420645           12.461991             -13.58%             117,173         2002
Fund: Class I - Q/NQ              12.924722           14.420645              11.57%              63,465         2001
                                  11.060928           12.924722              16.85%              17,917         2000
                                  11.279817           11.060928              -1.94%               9,493         1999
                                  10.000000           11.279817              12.80%                   4        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         10.247814           10.724012               4.65%              18,628         2004
Portfolios II, Inc. -             10.000000           10.247814               2.48%               2,209        2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -             11.170519           13.035094              16.69%               1,565         2004
Global Small Cap Portfolio         7.649197           11.170519              46.04%               1,556         2003
- Q/NQ                            11.746746            7.649197             -34.88%               2,014         2002
                                  16.644686           11.746746             -29.43%               2,122         2001
                                  20.760969           16.644686             -19.83%               5,260         2000
                                  12.839012           20.760969              61.70%               1,421         1999
                                  10.000000           12.839012              28.39%                  40        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -             10.296848           11.684919              13.48%                 560         2004
International Focus                7.822670           10.296848              31.63%                 637         2003
Portfolio - Q/NQ                   9.875436            7.822670             -20.79%                 640         2002
                                  12.847895            9.875436             -23.14%                 719         2001
                                  17.529681           12.847895             -26.71%               2,889         2000
                                  11.551939           17.529681              51.75%                 756         1999
                                  10.000000           11.551939              15.52%                   2        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -             12.655306           13.935865              10.12%               4,479         2004
Large Cap Value Portfolio         10.223346           12.655306              23.79%               4,140         2003
- Q/NQ                            13.441552           10.223346             -23.94%               3,648         2002
                                  13.464612           13.441552              -0.17%               2,797         2001
                                  12.499772           13.464612               7.72%               4,788         2000
                                  11.896081           12.499772               5.07%               1,706         1999
                                  10.000000           11.896081              18.96%                 142        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Investment                10.381496           12.514320              20.54%              41,457         2004
Portfolios - Small Cap             7.618563           10.381496              36.27%              16,084         2003
Stock Index Portfolio:            10.000000            7.618563             -23.81%               3,336        2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Socially                   9.704318           10.193646               5.04%             255,941         2004
Responsible Growth Fund,           7.787219            9.704318              24.62%             256,172         2003
Inc.: Initial Shares - Q/NQ       11.081580            7.787219             -29.73%             251,247         2002
                                  14.472958           11.081580             -23.43%             242,514         2001
                                  16.447766           14.472958             -12.01%             768,604         2000
                                  12.784895           16.447766              28.65%             132,858         1999
                                  10.000000           12.784895              27.85%               3,291        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Stock Index Fund,         11.292966           12.357170               9.42%             661,939         2004
Inc. - Initial Shares -            8.895399           11.292966              26.95%             596,698         2003
Q/NQ                              11.585200            8.895399             -23.22%             546,163         2002
                                  13.339745           11.585200             -13.15%             478,009         2001
                                  14.867150           13.339745             -10.27%           1,255,447         2000
                                  12.464249           14.867150              19.28%             320,723         1999
                                  10.000000           12.464249              24.64%              16,248        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Variable                  11.880707           12.342942               3.89%              92,257         2004
Investment Fund                    9.914002           11.880707              19.84%              84,422         2003
-Appreciation Portfolio:          12.036131            9.914002             -17.63%              67,989         2002
Initial Shares - Q/NQ             13.420126           12.036131             -10.31%              56,393         2001
                                  13.657521           13.420126              -1.74%             245,175         2000
                                  12.389971           13.657521              10.23%              53,990         1999
                                  10.000000           12.389971              23.90%              11,546        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Federated Insurance Series        12.790643           13.107871               2.48%             111,998         2004
- Federated Quality Bond          12.358755           12.790643               3.49%             104,713         2003
Fund II: Primary Shares -         11.432220           12.358755               8.10%              72,830         2002
Q/NQ                              10.702323           11.432220               6.82%              24,774         2001
                                   9.796953           10.702323               9.24%               3,292         2000
                                  10.000000            9.796953              -2.03%               6,059        1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 13.191825           14.531777              10.16%             270,446         2004
Insurance Products Fund -         10.243000           13.191825              28.79%             210,298         2003
VIP Equity-Income                 12.478012           10.243000             -17.91%             162,033         2002
Portfolio: Service Class-         13.294130           12.478012              -6.14%             119,839         2001
Q/NQ                              12.410474           13.294130               7.12%             213,299         2000
                                  11.809798           12.410474               5.09%             110,660         1999
                                  10.000000           11.809798              18.10%               2,692        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 11.376318           11.618360               2.13%             564,329         2004
Insurance Products Fund -          8.662889           11.376318              31.32%             530,150         2003
VIP Growth Portfolio:             12.549094            8.662889             -30.97%             491,100         2002
Service Class - Q/NQ              15.423665           12.549094             -18.64%             446,621         2001
                                  17.534950           15.423665             -12.04%             698,416         2000
                                  12.914475           17.534950              35.78%             269,474         1999
                                  10.000000           12.914475              29.14%              12,393        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                  9.659661           10.457917               8.26%              81,544         2004
Insurance Products Fund -          7.692360            9.659661              25.57%              79,484         2003
VIP High Income Portfolio:         7.506322            7.692360               2.48%              54,260         2002
Service Class - Q/NQ               8.615157            7.506322             -12.87%              44,056         2001
                                  11.255695            8.615157             -23.46%             135,220         2000
                                  10.530579           11.255695               6.89%              38,431         1999
                                  10.000000           10.530579               5.31%                 262        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 11.928089           13.388056              12.24%              20,329         2004
Insurance Products Fund -          8.421945           11.928089              41.63%              24,730         2003
VIP Overseas Portfolio:           10.690513            8.421945             -21.22%              25,879         2002
Service Class - Q/NQ              13.731142           10.690513             -22.14%              33,441         2001
                                  17.171657           13.731142             -20.04%              52,347         2000
                                  12.187321           17.171657              40.90%              12,327         1999
                                  10.000000           12.187321              21.87%                   0        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 10.965863           12.309005              12.25%              48,173         2004
Insurance Products Fund -          7.739985           10.965863              41.68%              21,291         2003
VIP Overseas Portfolio:           10.000000            7.739985             -22.60%              10,606        2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 14.287374           16.297747              14.07%             382,283         2004
Insurance Products Fund II        11.255043           14.287374              26.94%             310,064         2003
- VIP Contrafund(R)               12.564462           11.255043             -10.42%             271,483         2002
Portfolio: Service Class -        14.497111           12.564462             -13.33%             239,522         2001
Q/NQ                              15.712599           14.497111              -7.74%             559,132         2000
                                  12.797152           15.712599              22.78%             167,682         1999
                                  10.000000           12.797152              27.97%               2,513        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 10.142433           10.464104               3.17%              51,429         2004
Insurance Products Fund II        10.000000           10.142433               1.42%               2,792        2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                  8.705771            9.217840               5.88%              55,929         2004
Insurance Products Fund            6.788835            8.705771              28.24%              51,124         2003
III - VIP Growth                   8.791124            6.788835             -22.78%              46,281         2002
Opportunities Portfolio:          10.389625            8.791124             -15.39%              41,449         2001
Service Class - Q/NQ              12.683293           10.389625             -18.08%              83,616         2000
                                  12.309512           12.683293               3.04%              47,217         1999
                                  10.000000           12.309512              23.10%               1,093        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 11.632535           13.113789              12.73%              37,864         2004
Insurance Products Fund            7.454046           11.632535              56.06%              16,739         2003
III - VIP Value Strategies        10.000000            7.454046             -25.46%                 658        2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Franklin Templeton                10.321614           12.134664              17.57%                   0         2004
Variable Insurance                 7.873374           10.321614              31.10%                   0         2003
Products Trust - Templeton        10.000000            7.873374             -21.27%                   0        2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Dreyfus GVIT                 13.809398           16.424694              18.94%              11,051         2004
International Value Fund:         10.000000           13.809398              38.09%               1,740        2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Dreyfus GVIT Mid Cap         18.180524           20.809277              14.46%             103,324         2004
Index Fund: Class I - Q/NQ        13.651955           18.180524              33.17%              72,343         2003
                                  16.298133           13.651955             -16.24%              57,912         2002
                                  16.698444           16.298133              -2.40%              37,050         2001
                                  14.654661           16.698444              13.95%              31,437         2000
                                  12.253848           14.654661              19.59%               1,411         1999
                                  10.000000           12.253848              22.54%                   0        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Federated GVIT High          12.180431           13.262747               8.89%              35,668         2004
Income Bond Fund: Class I         10.072515           12.180431              20.93%              33,755         2003
- Q/NQ                             9.866328           10.072515               2.09%              16,927         2002
                                   9.573036            9.866328               3.06%              11,912         2001
                                  10.552305            9.573036              -9.28%              12,666         2000
                                  10.339812           10.552305               2.06%               6,179         1999
                                  10.000000           10.339812               3.40%                   0        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                11.164642           13.332348              19.42%               9,909         2004
Emerging Markets Fund:             6.830658           11.164642              63.45%              10,080         2003
Class I - Q/NQ                     8.147532            6.830658             -16.16%              10,603         2002
                                   8.689073            8.147532              -6.23%               5,018         2001
                                  10.000000            8.689073             -13.11%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                12.281718           14.667907              19.43%              28,196         2004
Emerging Markets Fund:             7.516119           12.281718              63.41%               9,012         2003
Class III - Q/NQ                  10.000000            7.516119             -24.84%               3,491        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global         12.352452           14.797628              19.80%               2,409         2004
Financial Services Fund:           8.829190           12.352452              39.90%               1,341         2003
Class III - Q/NQ                  10.000000            8.829190             -11.71%                 114        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global         11.435502           12.196830               6.66%              10,067         2004
Health Sciences Fund:              8.453928           11.435502              35.27%               4,522         2003
Class III - Q/NQ                  10.000000            8.453928             -15.46%                 580        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global          2.953284            3.046771               3.17%              15,065         2004
Technology and                     1.923621            2.953284              53.53%              21,467         2003
Communications Fund: Class         3.399372            1.923621             -43.41%              25,216         2002
I - Q/NQ                           6.001519            3.399372             -43.36%              19,102         2001
                                  10.000000            6.001519             -39.98%              17,439        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global         10.953168           11.296144               3.13%              14,786         2004
Technology and                     7.136357           10.953168              53.48%               8,773         2003
Communications Fund: Class        10.000000            7.136357             -28.64%               2,023        2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global          9.757613           12.540332              28.52%               1,493         2004
Utilities Fund: Class III          7.945569            9.757613              22.81%                  54         2003
- Q/NQ                            10.000000            7.945569             -20.54%                  28        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                12.439896           12.704400               2.13%             323,645         2004
Government Bond Fund:             12.331593           12.439896               0.88%             286,878         2003
Class I - Q/NQ                    11.234737           12.331593               9.76%             229,253         2002
                                  10.591943           11.234737               6.07%             133,587         2001
                                   9.515930           10.591943              11.31%             150,095         2000
                                   9.853072            9.515930              -3.42%              90,312         1999
                                  10.000000            9.853072              -1.47%               2,793        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Growth          6.131042            6.558208               6.97%             327,315         2004
Fund: Class I - Q/NQ               4.670172            6.131042              31.28%             331,473         2003
                                   6.624951            4.670172             -29.51%             323,027         2002
                                   9.321861            6.624951             -28.93%             318,353         2001
                                  12.829034            9.321861             -27.34%             393,628         2000
                                  12.439602           12.829034               3.13%             281,903         1999
                                  10.000000           12.439602              24.40%               8,312        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                 6.553362            7.401248              12.94%               1,222         2004
International Growth Fund:         4.885747            6.553362              34.13%               1,636         2003
Class I - Q/NQ                     6.509205            4.885747             -24.94%               1,720         2002
                                   9.225133            6.509205             -29.44%               1,969         2001
                                  10.000000            9.225133              -7.75%                 751        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                10.410101           11.773306              13.10%               3,488         2004
International Growth Fund:         7.777707           10.410101              33.85%               2,413         2003
Class III - Q/NQ                  10.000000            7.777707             -22.22%               1,750        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                10.615823           10.987504               3.50%              40,828         2004
Investor Destinations              9.947392           10.615823               6.72%              27,812         2003
Conservative Fund: Class          10.000000            9.947392              -0.53%               7,321        2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                10.731567           11.373337               5.98%             123,405         2004
Investor Destinations              9.543547           10.731567              12.45%              54,919         2003
Moderately Conservative           10.000000            9.543547              -4.56%              10,774        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                10.741012           11.635859               8.33%             268,840         2004
Investor Destinations              9.046478           10.741012              18.73%             115,913         2003
Moderate Fund:                    10.000000            9.046478              -9.54%              35,394        2002*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                10.769790           11.939394              10.86%             311,805         2004
Investor Destinations              8.598521           10.769790              25.25%             112,515         2003
Moderately Aggressive             10.000000            8.598521             -14.01%              35,229        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                10.754510           12.128091              12.77%              71,804         2004
Investor Destinations              8.246178           10.754510              30.42%              30,962         2003
Aggressive Fund: Class II         10.000000            8.246178             -17.54%               9,874        2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Mid Cap        11.527438           13.149289              14.07%              80,426         2004
Growth Fund: Class I - Q/NQ        8.317327           11.527438              38.60%              67,969         2003
                                  13.352487            8.317327             -37.71%              58,534         2002
                                  19.374164           13.352487             -31.08%              50,539         2001
                                  23.148836           19.374164             -16.31%              90,671         2000
                                  12.668723           23.148836              82.72%              19,350         1999
                                  10.000000           12.668723              26.69%                  23        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Money          11.204900           11.171561              -0.30%             309,500         2004
Market Fund: Class I - Q/NQ       11.259085           11.204900              -0.48%             303,968         2003
                                  11.248046           11.259085               0.10%             286,394         2002
                                  10.978256           11.248046               2.46%             242,535         2001
                                  10.468792           10.978256               4.87%             209,798         2000
                                  10.095781           10.468792               3.69%             165,880         1999
                                  10.000000           10.095781               0.96%               2,487        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                11.038527           11.981674               8.54%             554,018         2004
Nationwide(R) Fund: Class I        8.752996           11.038527              26.11%             545,809         2003
- Q/NQ                            10.708803            8.752996             -18.26%             538,915         2002
                                  12.280107           10.708803             -12.80%             505,938         2001
                                  12.684916           12.280107              -3.19%             701,784         2000
                                  11.993303           12.684916               5.77%             422,892         1999
                                  10.000000           11.993303              19.93%              17,305        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                11.357826           13.341517              17.47%               1,481         2004
Nationwide(R) Leaders Fund:        9.143759           11.357826              24.21%                 647         2003
Class III - Q/NQ                  10.000000            9.143759              -8.56%                 616        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT U.S.           11.307350           12.574815              11.21%               5,800         2004
Growth Leaders Fund: Class         7.502155           11.307350              50.72%               7,906         2003
III - Q/NQ                        10.000000            7.502155             -24.98%                 697        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                10.264387           11.741802              14.39%              12,310         2004
Worldwide Leaders Fund:            7.627885           10.264387              34.56%              16,301         2003
Class I - Q/NQ                    10.337468            7.627885             -26.21%              15,807         2002
                                  12.874957           10.337468             -19.71%              11,282         2001
                                  14.846771           12.874957             -13.28%              31,439         2000
                                  12.212250           14.846771              21.57%               6,840         1999
                                  10.000000           12.212250              22.12%                  86        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                13.585158           15.540553              14.39%               2,960         2004
Worldwide Leaders Fund:           10.000000           13.585158              35.85%               1,530        2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Cap Growth        13.035349           14.621540              12.17%              61,240         2004
Fund: Class I - Q/NQ               9.816488           13.035349              32.79%              53,028         2003
                                  14.878675            9.816488             -34.02%              42,972         2002
                                  16.874259           14.878675             -11.83%              30,753         2001
                                  20.352098           16.874259             -17.09%              26,669         2000
                                  10.000000           20.352098             103.52%                 352        1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Cap Value         25.555935           29.647062              16.01%             114,126         2004
Fund:                             16.473727           25.555935              55.13%              96,893         2003
Class I - Q/NQ                    22.869189           16.473727             -27.97%              85,792         2002
                                  18.027390           22.869189              26.86%              63,374         2001
                                  16.391038           18.027390               9.98%              75,128         2000
                                  12.964349           16.391038              26.43%               6,078         1999
                                  10.000000           12.964349              29.64%                   2        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Company           19.566351           23.032234              17.71%              91,053         2004
Fund:                             14.029693           19.566351              39.46%              75,625         2003
Class I - Q/NQ                    17.159419           14.029693             -18.24%              66,213         2002
                                  18.598401           17.159419              -7.74%              48,167         2001
                                  17.267747           18.598401               7.71%              67,342         2000
                                  12.123056           17.267747              42.44%              11,156         1999
                                  10.000000           12.123056              21.23%                 918        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT J.P. Morgan GVIT             10.156816           10.898060               7.30%              47,884         2004
Balanced Fund: Class I -           8.672706           10.156816              17.11%              42,236         2003
Q/NQ                              10.000553            8.672706             -13.28%              30,584         2002
                                  10.498193           10.000553              -4.74%              22,049         2001
                                  10.651741           10.498193              -1.44%              47,617         2000
                                  10.677473           10.651741              -0.24%              22,586         1999
                                  10.000000           10.677473               6.77%                 737        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Van Kampen GVIT              10.259752           11.922530              16.21%              59,406         2004
Comstock Value Fund: Class         7.892787           10.259752              29.99%              28,094         2003
I - Q/NQ                          10.661295            7.892787             -25.97%              14,363         2002
                                  12.271980           10.661295             -13.12%              10,810         2001
                                  13.882376           12.271980             -11.60%              10,551         2000
                                  11.846282           13.882376              17.19%               4,561         1999
                                  10.000000           11.846282              18.46%                   0        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Van Kampen GVIT Multi        13.026690           13.725193               5.36%              61,062         2004
Sector Bond Fund: Class I         11.748112           13.026690              10.88%              45,465         2003
- Q/NQ                            11.080176           11.748112               6.03%              20,677         2002
                                  10.753649           11.080176               3.04%               9,639         2001
                                  10.290756           10.753649               4.50%               7,527         2000
                                  10.245831           10.290756               0.44%               3,519         1999
                                  10.000000           10.245831               2.46%                  66        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
J.P. Morgan Series Trust          10.000000           11.400631              14.01%               7,519        2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series - Forty         6.231243            7.270035              16.67%             276,525         2004
Portfolio: Service Shares          5.240220            6.231243              18.91%             263,995         2003
- Q/NQ                             6.302423            5.240220             -16.85%             238,234         2002
                                   8.152720            6.302423             -22.70%             196,861         2001
                                  10.000000            8.152720             -18.47%             140,862        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -               3.417949            3.399492              -0.54%              78,038         2004
Global Technology                  2.359397            3.417949              44.87%              91,114         2003
Portfolio: Service Shares          4.038883            2.359397             -41.58%             107,416         2002
- Q/NQ                             6.515527            4.038883             -38.01%             112,873         2001
                                  10.000000            6.515527             -34.84%             111,382        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -              10.335357           10.307067              -0.27%              32,243         2004
Global Technology                  7.102551           10.335357              45.52%              25,715         2003
Portfolio: Service II             10.000000            7.102551             -28.97%              12,974        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -               6.058322            7.111343              17.38%             105,419         2004
International Growth               4.553254            6.058322              33.05%             122,199         2003
Portfolio: Service Shares          6.201296            4.553254             -26.58%             146,242         2002
- Q/NQ                             8.189524            6.201296             -24.28%             156,320         2001
                                  10.000000            8.189524             -18.10%             146,837        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -              10.313811           12.108943              17.41%              71,014         2004
International Growth               7.750784           10.313811              33.07%              50,982         2003
Portfolio: Service II             10.000000            7.750784             -22.49%              28,534        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers         13.528328           15.495457              14.54%              32,875         2004
Management Trust - AMT            10.381389           13.528328              30.31%              31,724         2003
Guardian Portfolio - Q/NQ         14.271602           10.381389             -27.26%              26,808         2002
                                  14.652210           14.271602              -2.60%              20,808         2001
                                  14.648600           14.652210               0.02%              68,897         2000
                                  12.887023           14.648600              13.67%              14,049         1999
                                  10.000000           12.887023              28.87%                 226        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers         10.025854            9.992825              -0.33%              14,180         2004
Management Trust - AMT            10.000000           10.025854               0.26%              62,192        2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers         12.935499           14.879545              15.03%              96,270         2004
Management Trust - AMT            10.212487           12.935499              26.66%              85,750         2003
Mid-Cap Growth Portfolio:         14.613925           10.212487             -30.12%              72,479         2002
Class I - Q/NQ                    19.610857           14.613925             -25.48%              58,852         2001
                                  21.426404           19.610857              -8.47%             129,229         2000
                                  14.077949           21.426404              52.20%              21,706         1999
                                  10.000000           14.077949              40.78%                 183        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers         12.080039           14.214218              17.67%              48,386         2004
Management Trust - AMT             9.041691           12.080039              33.60%              37,069         2003
Partners Portfolio - Q/NQ         12.052088            9.041691             -24.98%              29,727         2002
                                  12.541566           12.052088              -3.90%              26,251         2001
                                  12.591929           12.541566              -0.40%              40,609         2000
                                  11.858021           12.591929               6.19%              22,959         1999
                                  10.000000           11.858021              18.58%               1,638        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers         10.000000           11.300308              13.00%               1,025        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable              12.679364           15.019928              18.46%             220,457         2004
Account Funds -                   10.207958           12.679364              24.21%             206,142         2003
Oppenheimer Aggressive            14.294141           10.207958             -28.59%             180,525         2002
Growth Fund/VA:                   21.029849           14.294141             -32.03%             154,870         2001
Non-Service Shares - Q/NQ         23.954947           21.029849             -12.21%             211,195         2000
                                  13.191805           23.954947              81.59%              28,014         1999
                                  10.000000           13.191805              31.92%                  85        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable              14.829748           15.683951               5.76%             276,491         2004
Account Funds -                   11.451136           14.829748              29.50%             232,020         2003
Oppenheimer Capital               15.830623           11.451136             -27.66%             202,448         2002
Appreciation Fund/VA:             18.310774           15.830623             -13.54%             164,875         2001
Non-Service Shares - Q/NQ         18.556149           18.310774              -1.32%             220,567         2000
                                  13.244991           18.556149              40.10%              52,838         1999
                                  10.000000           13.244991              32.45%                 260        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable               9.028338           10.640161              17.85%              98,233         2004
Account Funds -                    6.382747            9.028338              41.45%             108,721         2003
Oppenheimer Global                 8.288465            6.382747             -22.99%             115,532         2002
Securities Fund/VA:                9.528196            8.288465             -13.01%              56,276         2001
Non-Service Shares - Q/NQ         10.000000            9.528196              -4.72%              19,705        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable              14.247804           16.795982              17.88%              79,720         2004
Account Funds -                   10.000000           14.247804              42.48%              28,481        2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable              11.984770           12.974169               8.26%             139,089         2004
Account Funds -                    9.562870           11.984770              25.33%             113,232         2003
Oppenheimer Main Street(R)        11.907673            9.562870             -19.69%              95,631         2002
Fund/VA: Non-Service              13.402637           11.907673             -11.15%              66,562         2001
Shares - Q/NQ                     14.854438           13.402637              -9.77%             105,849         2000
                                  12.340636           14.854438              20.37%              28,147         1999
                                  10.000000           12.340636              23.41%                 325        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Strong Opportunity Fund            9.156942           10.706330              16.92%             139,164         2004
II, Inc.: Investor Class -         6.757847            9.156942              35.50%             112,373         2003
Q/NQ                               9.337249            6.757847             -27.62%              93,116         2002
                                   9.804830            9.337249              -4.77%              48,140         2001
                                  10.000000            9.804830              -2.17%              13,602        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                     23.892237           26.007067               8.85%               9,433         2004
Institutional Funds, Inc.         18.893275           23.892237              26.46%              12,499         2003
- Emerging Markets Debt           17.490433           18.893275               8.02%               7,810         2002
Portfolio: Class I - Q/NQ         16.063592           17.490433               8.88%               4,166         2001
                                  14.580968           16.063592              10.17%               3,465         2000
                                  11.395495           14.580968              27.95%                 606         1999
                                  10.000000           11.395495              13.95%                   0        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                     10.253849           11.904429              16.10%                   0         2004
Institutional Funds, Inc.          8.136858           10.253849              26.02%                   0         2003
- International Magnum            10.000000            8.136858             -18.63%                   0        2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                      5.755939            6.922052              20.26%              32,136         2004
Institutional Funds, Inc.          4.105313            5.755939              40.21%              26,874         2003
- Mid Cap Growth                   6.029777            4.105313             -31.92%              22,459         2002
Portfolio: Class I - Q/NQ          8.625825            6.029777             -30.10%              11,205         2001
                                  10.000000            8.625825             -13.74%               3,184        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                     18.267262           24.641706              34.90%              89,955         2004
Institutional Funds, Inc.         13.431758           18.267262              36.00%              57,704         2003
- U.S. Real Estate                13.688917           13.431758              -1.88%              46,423         2002
Portfolio: Class I - Q/NQ         12.601811           13.688917               8.63%              19,691         2001
                                  12.117726           12.601811               3.99%              23,407        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                 10.000000           12.635307              26.35%               3,764        2004*
Insurance Trust:
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                 20.461231           25.475580              24.51%              18,450         2004
Insurance Trust -                 13.417673           20.461231              52.49%              18,845         2003
Worldwide Emerging Markets        13.972459           13.417673              -3.97%              16,780         2002
Fund: Initial Class - Q/NQ        14.389442           13.972459              -2.90%              13,598         2001
                                  25.026598           14.389442             -42.50%              15,321         2000
                                  12.634284           25.026598              98.08%               4,569         1999
                                  10.000000           12.634284              26.34%                   0        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                 10.000000           12.492289              24.92%               3,647        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                 15.938475           19.582479              22.86%               2,769         2004
Insurance Trust -                 11.130644           15.938475              43.19%               3,394         2003
Worldwide Hard Assets             11.582739           11.130644              -3.90%               3,275         2002
Fund: Initial Class - Q/NQ        13.078363           11.582739             -11.44%               1,387         2001
                                  11.869689           13.078363              10.18%               1,189         2000
                                   9.918535           11.869689              19.67%                 259         1999
                                  10.000000            9.918535              -0.81%                  62        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------


                                MAXIMUM ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.70%)
                    (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.360852           12.629688              21.90%                   0        2004
Funds - AIM V.I.                   8.166527           10.360852              26.87%                   0        2003
International Growth Fund:        10.000000            8.166527             -18.33%                   0        2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          8.691036            9.653346              11.07%                   0        2004
Portfolios, Inc. -                 6.834929            8.691036              27.16%                   0        2003
American Century VP Income         8.623786            6.834929             -20.74%                   0        2002
& Growth Fund: Class I-            9.573565            8.623786              -9.92%                   0        2001
Q/NQ                              10.894734            9.573565             -12.13%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          8.351354            9.434597              12.97%                   0        2004
Portfolios, Inc. -                 6.823270            8.351354              22.40%                   0        2003
American Century VP                8.717309            6.823270             -21.73%                   0        2002
International Fund:               12.522513            8.717309             -30.39%                   0        2001
Class I - Q/NQ                    15.314929           12.522513             -18.23%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.819250           11.107999              13.12%                   0        2004
Portfolios, Inc. -                 8.022584            9.819250              22.40%                   0        2003
American Century VP               10.000000            8.022584             -19.77%                   0        2002*
International Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.756701           10.614759               8.79%                   0        2004
Portfolios, Inc. -                 7.946664            9.756701              22.78%                   0        2003
American Century VP Ultra         10.000000            7.946664             -20.53%                   0        2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.313381           13.839011              12.39%                   0        2004
Portfolios, Inc. -                 9.713280           12.313381              26.77%                   0        2003
American Century VP Value         11.308628            9.713280             -14.11%                   0        2002
Fund: Class I - Q/NQ              10.197744           11.308628              10.89%                   0        2001
                                   8.780117           10.197744              16.15%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.206041           10.615502               4.01%                   0        2004
Portfolios II, Inc. -             10.000000           10.206041               2.06%                   0        2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              8.202843            9.514010              15.98%                   0        2004
Global Small Cap Portfolio         5.651258            8.202843              45.15%                   0        2003
- Q/NQ                             8.731633            5.651258             -35.28%                   0        2002
                                  12.448592            8.731633              29.86%                   0        2001
                                  15.621586           12.448592             -20.13%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              8.398286            9.472623              12.79%                   0        2004
International Focus                6.419202            8.398286              30.83%                   0        2003
Portfolio - Q/NQ                   8.153235            6.419202             -21.27%                   0        2002
                                  10.672586            8.153235             -23.61%                   0        2001
                                  14.650222           10.672586             -27.15%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              9.229428           10.101697               9.45%                   0        2004
Large Cap Value Portfolio          7.501271            9.229428              23.04%                   0        2003
- Q/NQ                             9.922893            7.501271             -24.40%                   0        2002
                                  10.000956            9.922893              -0.78%                   0        2001
                                   9.340613           10.000956               7.07%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                10.276639           12.312807              19.81%                   0        2004
Portfolios - Small Cap             7.587564           10.276639              35.44%                   0        2003
Stock Index Portfolio:            10.000000            7.587564             -24.12%                   0        2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Socially                   6.833733            7.134773               4.41%                   0        2004
Responsible Growth Fund,           5.517158            6.833733              23.86%                   0        2003
Inc.: Initial Shares - Q/NQ        7.899217            5.517158             -30.16%                   0        2002
                                  10.380157            7.899217             -23.90%                   0        2001
                                  11.868131           10.380157             -12.54%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,          8.001922            8.702901               8.76%                   0        2004
Inc.: Initial Shares - Q/NQ        6.341490            8.001922              26.18%                   0        2003
                                   8.309551            6.341490             -23.68%                   0        2002
                                   9.626823            8.309551             -13.68%                   0        2001
                                  10.794215            9.626823             -10.81%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                   8.646151            8.928061               3.26%                   0        2004
Investment Fund                    7.258882            8.646151              19.11%                   0        2003
-Appreciation Portfolio:           8.866534            7.258882             -18.13%                   0        2002
Initial Shares - Q/NQ              9.946799            8.866534             -10.86%                   0        2001
                                  10.184154            9.946799              -2.33%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.432845           12.663894               1.86%                   0        2004
- Federated Quality Bond          12.086367           12.432845               2.87%                   0        2003
Fund II: Primary Shares -         11.248475           12.086367               7.45%                   0        2002
Q/NQ                              10.594913           11.248475               6.17%                   0        2001
                                   9.757496           10.594913               8.58%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  9.658120           10.574610               9.49%                   0        2004
Insurance Products Fund -          7.544918            9.658120              28.01%                   0        2003
VIP Equity-Income                  9.247408            7.544918             -18.41%                   0        2002
Portfolio: Service Class -         9.912757            9.247408              -6.71%                   0        2001
Q/NQ                               9.309967            9.912757               6.47%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  7.801994            7.919648               1.51%                   0        2004
Insurance Products Fund -          5.977313            7.801994              30.53%                   0        2003
VIP Growth Portfolio:              8.711728            5.977313             -31.39%                   0        2002
Service Class - Q/NQ              10.773174            8.711728             -19.13%                   0        2001
                                  12.322268           10.773174             -12.57%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  8.101344            8.717634               7.61%                   0        2004
Insurance Products Fund -          6.490761            8.101344              24.81%                   0        2003
VIP High Income Portfolio:         6.372448            6.490761               1.86%                   0        2002
Service Class - Q/NQ               7.358723            6.372448             -13.40%                   0        2001
                                   9.672582            7.358723             -23.92%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  8.852908            9.876226              11.56%                   0        2004
Insurance Products Fund -          6.288770            8.852908              40.77%                   0        2003
VIP Overseas Portfolio:            8.031546            6.288770             -21.70%                   0        2002
Service Class - Q/NQ              10.379362            8.031546             -22.62%                   0        2001
                                  13.058898           10.379362             -20.52%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.855078           12.110746              11.57%                   0        2004
Insurance Products Fund -          7.708483           10.855078              40.82%                   0        2003
VIP Overseas Portfolio:           10.000000            7.708483             -22.92%                   0        2002*
Service
Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.008646           11.347721              13.38%                   0        2004
Insurance Products Fund II         7.932488           10.008646              26.17%                   0        2003
- VIP Contrafund(R)                8.909469            7.932488             -10.97%                   0        2002
Portfolio: Service Class -        10.343090            8.909469             -13.86%                   0        2001
Q/NQ                              11.278366           10.343090              -8.29%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.101245           10.358379               2.55%                   0        2004
Insurance Products Fund II        10.000000           10.101245               1.01%                   0        2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  6.611555            6.957979               5.24%                   0        2004
Insurance Products Fund            5.187189            6.611555              27.46%                   0        2003
III - VIP Growth                   6.758171            5.187189             -23.25%                   0        2002
Opportunities Portfolio:           8.036133            6.758171             -15.90%                   0        2001
Service Class - Q/NQ               9.868824            8.036133             -18.58%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.515065           12.902636              12.05%                   0        2004
Insurance Products Fund            7.423709           11.515065              55.11%                   0        2003
III - VIP Value Strategies        10.000000            7.423709             -25.76%                   0        2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                10.217328           11.939228              16.85%                   0        2004
Variable Insurance                 7.841336           10.217328              30.30%                   0        2003
Products Trust - Templeton        10.000000            7.841336             -21.59%                   0        2002*
Foreign Securities Funds:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.753445           16.258970              18.22%                   0        2004
International Value               10.000000           13.753445              37.53%                   0        2003*
Fund: Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid             13.860424           15.768301              13.76%                   0        2004
Cap Index Fund: Class             10.471383           13.860424              32.36%                   0        2003
I - Q/NQ                          12.577501           10.471383             -16.75%                   0        2002
                                  12.965645           12.577501              -2.99%                   0        2001
                                  11.447800           12.965645              13.26%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          10.901080           11.797727               8.23%                   0        2004
Income Bond Fund: Class I          9.069535           10.901080              20.19%                   0        2003
- Q/NQ                             8.938092            9.069535               1.47%                   0        2002
                                   8.725646            8.938092               2.43%                   0        2001
                                   9.676620            8.725646              -9.83%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.946077           12.992081              18.69%                   0        2004
Emerging Markets Fund:             6.737713           10.946077              62.46%                   0        2003
Class I - Q/NQ                     8.085801            6.737713             -16.67%                   0        2002
                                   8.676322            8.085801              -6.81%                   0        2001
                                  10.000000            8.676322             -13.24%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.157699           14.431753              18.70%                   0        2004
Emerging Markets Fund:             7.485519           12.157699              62.42%                   0        2003
Class III - Q/NQ                  10.000000            7.485519             -25.14%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.208133           14.536085              19.07%                   0        2004
Financial Services Fund:           8.779218           12.208133              39.06%                   0        2003
Class III - Q/NQ                  10.000000            8.779218             -12.21%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.301852           11.981156               6.01%                   0        2004
Health Sciences Fund:              8.406045           11.301852              34.45%                   0        2003
Class III - Q/NQ                  10.000000            8.406045             -15.94%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          2.895359            2.968897               2.54%                   0        2004
Technology and                     1.897376            2.895359              52.60%                   0        2003
Communications Fund: Class         3.373545            1.897376             -43.76%                   0        2002
I - Q/NQ                           5.992673            3.373545             -43.71%                   0        2001
                                  10.000000            5.992673             -40.07%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.842520           11.114218               2.51%                   0        2004
Technology and                     7.107282           10.842520              52.56%                   0        2003
Communications Fund: Class        10.000000            7.107282             -28.93%                   0        2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          9.643548           12.318634              27.74%                   0        2004
Utilities Fund: Class III          7.900585            9.643548              22.06%                   0        2003
- Q/NQ                            10.000000            7.900585             -20.99%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.420485           12.607632               1.51%                   0        2004
Government Bond Fund:             12.387519           12.420485               0.27%                   0        2003
Class I - Q/NQ                    11.354552           12.387519               9.10%                   0        2002
                                  10.770572           11.354552               5.42%                   0        2001
                                   9.735132           10.770572              10.64%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth          4.527588            4.813650               6.32%                   0        2004
Fund: Class I - Q/NQ               3.469794            4.527588              30.49%                   0        2003
                                   4.952256            3.469794             -29.94%                   0        2002
                                   7.011148            4.952256             -29.37%                   0        2001
                                   9.707627            7.011148             -27.78%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 6.425076            7.212356              12.25%                   0        2004
International Growth Fund:         4.819298            6.425076              33.32%                   0        2003
Class I - Q/NQ                     6.459936            4.819298             -25.40%                   0        2002
                                   9.211629            6.459936             -29.87%                   0        2001
                                  10.000000            9.211629              -7.88%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.304923           11.583693              12.41%                   0        2004
International Growth Fund:         7.746056           10.304923              33.03%                   0        2003
Class III - Q/NQ                  10.000000            7.746056             -22.54%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.491789           10.793259               2.87%                   0        2004
Investor Destinations              9.891153           10.491789               6.07%                   0        2003
Conservative Fund:                10.000000            9.891153              -1.09%                   0        2002*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.606188           11.172292               5.34%                   0        2004
Investor Destinations              9.489589           10.606188              11.77%                   0        2003
Moderately Conservative           10.000000            9.489589              -5.10%                   0        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.615527           11.430176               7.67%                   0        2004
Investor Destinations              8.995312           10.615527              18.01%                   0        2003
Moderate Fund: Class II -         10.000000            8.995312             -10.05%                   0        2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.643945           11.728326              10.19%                   0        2004
Investor Destinations              8.549857           10.643945              24.49%                   0        2003
Moderately Aggressive             10.000000            8.549857             -14.50%                   0        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.628853           11.913697              12.09%                   0        2004
Investor Destinations              8.199498           10.628853              29.63%                   0        2003
Aggressive Fund:                  10.000000            8.199498             -18.01%                   0        2002*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap         7.123587            8.076529              13.38%                   0        2004
Growth Fund: Class I - Q/NQ        5.171167            7.123587              37.76%                   0        2003
                                   8.352516            5.171167             -38.09%                   0        2002
                                  12.194050            8.352516             -31.50%                   0        2001
                                  14.658438           12.194050             -16.81%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money          10.664538           10.568302              -0.90%                   0        2004
Market Fund: Class I - Q/NQ       10.781517           10.664538              -1.08%                   0        2003
                                  10.836691           10.781517              -0.51%                   0        2002
                                  10.641677           10.836691              -1.83%                   0        2001
                                  10.209430           10.641677               4.23%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 8.367042            9.026851               7.89%                   0        2004
Nationwide(R) Fund: Class I        6.675091            8.367042              25.35%                   0        2003
- Q/NQ                             8.216536            6.675091             -18.76%                   0        2002
                                   9.480069            8.216536             -13.33%                   0        2001
                                   9.851989            9.480069              -3.78%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.225121           13.105683              16.75%                   0        2004
Nationwide(R) Leaders Fund:        9.092017           11.225121              23.46%                   0        2003
Class III - Q/NQ                  10.000000            9.092017              -9.08%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           11.175255           12.352522              10.53%                   0        2004
Growth Leaders Fund: Class         7.459677           11.175255              49.81%                   0        2003
III - Q/NQ                        10.000000            7.459677             -25.40%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 7.544804            8.578434              13.70%                   0        2004
Worldwide Leaders Fund:            5.641033            7.544804              33.75%                   0        2003
Class I - Q/NQ                     7.691601            5.641033             -26.66%                   0        2002
                                   9.638561            7.691601             -20.20%                   0        2001
                                  11.182210            9.638561             -13.80%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.530129           15.383743              13.70%                   0        2004
Worldwide Leaders Fund:           10.000000           13.530129              35.30%                   0        2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        12.670461           14.126052              11.49%                   0        2004
Fund: Class I - Q/NQ               9.599855           12.670461              31.99%                   0        2003
                                  14.639366            9.599855             -34.42%                   0        2002
                                  16.705019           14.639366             -12.37%                   0        2001
                                  20.270503           16.705019             -17.59%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         17.798875           20.523009              15.31%                   0        2004
Fund: Class I - Q/NQ              11.543278           17.798875              54.19%                   0        2003
                                  16.122666           11.543278             -28.40%                   0        2002
                                  12.787277           16.122666              26.08%                   0        2001
                                  11.697140           12.787277               9.32%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           15.619903           18.275241              17.00%                   0        2004
Fund: Class I - Q/NQ              11.268207           15.619903              38.62%                   0        2003
                                  13.866158           11.268207             -18.74%                   0        2002
                                  15.121378           13.866158              -8.30%                   0        2001
                                  14.124755           15.121378               7.06%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT              8.823429            9.409927               6.65%                   0        2004
Balanced Fund: Class I -           7.580114            8.823429              16.40%                   0        2003
Q/NQ                               8.794081            7.580114             -13.80%                   0        2002
                                   9.288391            8.794081              -5.32%                   0        2001
                                   9.481422            9.288391              -2.04%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT               7.774478            8.979694              15.50%                   0        2004
Comstock Value Fund:               6.017346            7.774478              29.20%                   0        2003
Class I - Q/NQ                     8.177730            6.017346             -26.42%                   0        2002
                                   9.471062            8.177730             -13.66%                   0        2001
                                  10.778958            9.471062             -12.13%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        12.227805           12.805314               4.72%                   0        2004
Sector Bond Fund: Class I         11.094926           12.227805              10.21%                   0        2003
- Q/NQ                            10.527978           11.094926               5.39%                   0        2002
                                  10.280419           10.527978               2.41%                   0        2001
                                   9.897603           10.280419               3.87%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust          10.000000           11.354868              13.55%                   0        2004*
II - Mid Cap Value
Portfolio
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty         6.083963            7.055157              15.96%                   0        2004
Portfolio: Service Shares          5.147573            6.083963              18.19%                   0        2003
- Q/NQ                             6.228852            5.147573             -17.36%                   0        2002
                                   8.107133            6.228852             -23.17%                   0        2001
                                  10.000000            8.107133             -18.93%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               3.337081            3.298923              -1.14%                   0        2004
Global Technology                  2.317610            3.337081              43.99%                   0        2003
Portfolio: Service Shares          3.991639            2.317610             -41.94%                   0        2002
- Q/NQ                             6.479020            3.991639             -38.39%                   0        2001
                                  10.000000            6.479020             -35.21%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.230953           10.141036              -0.88%                   0        2004
Global Technology                  7.073630           10.230953              44.64%                   0        2003
Portfolio: Service II             10.000000            7.073630             -29.26%                   0        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               5.915144            6.901163              16.67%                   0        2004
International Growth               4.472745            5.915144              32.25%                   0        2003
Portfolio: Service Shares          6.128895            4.472745             -27.02%                   0        2002
- Q/NQ                             8.143702            6.128895             -24.74%                   0        2001
                                  10.000000            8.143702             -18.56%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.209599           11.913909              16.69%                   0        2004
International Growth               7.719236           10.209599              32.26%                   0        2003
Portfolio: Service II             10.000000            7.719236             -22.81%                   0        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman                   8.984815           10.228883              13.85%                   0        2004
Advisers Management                6.936818            8.984815              29.52%                   0        2003
Trust - AMT Guardian               9.594571            6.936818             -27.70%                   0        2002
Portfolio - Q/NQ                   9.910972            9.594571              -3.19%                   0        2001
                                   9.968645            9.910972              -0.58%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman                   9.985156            9.891887              -0.93%                   0        2004
Advisers Management               10.000000            9.985156              -0.15%                   0        2003*
Trust - AMT Limited
Maturity Bond
Portfolio: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman                   8.993282           10.282120              14.33%                   0        2004
Advisers Management                7.143412            8.993282              25.90%                   0        2003
Trust - AMT Mid-Cap               10.284686            7.143412             -30.54%                   0        2002
Growth Portfolio:                 13.886316           10.284686             -25.94%                   0        2001
Class I - Q/NQ                    15.264119           13.886316              -9.03%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman                   8.898815           10.407471              16.95%                   0        2004
Advisers Management                6.701201            8.898815              32.79%                   0        2003
Trust - AMT Partners               8.986985            6.701201             -25.43%                   0        2002
Portfolio - Q/NQ                   9.409456            8.986985              -4.49%                   0        2001
                                   9.504551            9.409456              -1.00%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.000000           11.254941              12.55%                   0        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               8.301377            9.774156              17.74%                   0        2004
Account Funds -                    6.724059            8.301377              23.46%                   0        2003
Oppenheimer Aggressive             9.473229            6.724059             -29.02%                   0        2002
Growth Fund/VA:                   14.023027            9.473229             -32.45%                   0        2001
Non-Service Shares - Q/NQ         16.070617           14.023027             -12.74%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               9.951728           10.461119               5.12%                   0        2004
Account Funds -                    7.731297            9.951728              28.72%                   0        2003
Oppenheimer Capital               10.753519            7.731297             -28.10%                   0        2002
Appreciation Fund/VA:             12.514763           10.753519             -14.07%                   0        2001
Non-Service Shares- Q/NQ          12.759449           12.514763              -1.92%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               8.829014           10.342152              17.14%                   0        2004
Account Funds -                    6.279861            8.829014              40.59%                   0        2003
Oppenheimer Global                 8.204726            6.279861             -23.46%                   0        2002
Securities Fund/VA:                9.489961            8.204726             -13.54%                   0        2001
Non-Service Shares- Q/NQ          10.000000            9.489961              -5.10%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.190099           16.626541              17.17%                   0        2004
Account Funds -                   10.000000           14.190099              41.90%                   0        2003*
Oppenheimer Global
Securities Fund/VA: Class
3- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               8.491851            9.137147               7.60%                   0        2004
Account Funds -                    6.817103            8.491851              24.57%                   0        2003
Oppenheimer Main Street(R)         8.540552            6.817103             -20.18%                   0        2002
Fund/VA: Non-Service               9.671852            8.540552             -11.70%                   0        2001
Shares - Q/NQ                     10.784586            9.671852             -10.32%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity                 8.954792           10.406493              16.21%                   0        2004
Fund II, Inc.: Investor            6.648942            8.954792              34.68%                   0        2003
Class - Q/NQ                       9.242958            6.648942             -28.06%                   0        2002
                                   9.765480            9.242958              -5.35%                   0        2001
                                  10.000000            9.765480              -2.35%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     17.928317           19.396867               8.19%                   0        2004
Institutional Funds, Inc.         14.263644           17.928317              25.69%                   0        2003
- Emerging Markets Debt           13.285149           14.263644               7.37%                   0        2002
Portfolio: Class I - Q/NQ         12.276257           13.285149               8.22%                   0        2001
                                  11.210825           12.276257               9.50%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.150241           11.712706              15.39%                   0        2004
Institutional Fund, Inc. -         8.103758           10.150241              25.25%                   0        2003
International Magnum              10.000000            8.103758             -18.96%                   0        2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      5.628773            6.728088              19.53%                   0        2004
Institutional Funds, Inc.          4.039063            5.628773              39.36%                   0        2003
- Mid Cap Growth                   5.968779            4.039063             -32.33%                   0        2002
Portfolio: Class I - Q/NQ          8.591151            5.968779             -30.52%                   0        2001
                                  10.000000            8.591151             -14.09%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     16.149186           21.652466              34.08%                   0        2004
Institutional Funds, Inc.         11.946728           16.149186              35.18%                   0        2003
- U.S. Real Estate                12.249784           11.946728              -2.47%                   0        2002
Portfolio: Class I - Q/NQ         11.346213           12.249784               7.96%                   0        2001
                                  10.928322           11.346213               3.82%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.584599              25.85%                   0        2004*
Insurance Trust: Worldwide
Emerging Markets Fund:
Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 12.444385           15.400121              23.75%                   0        2004
Insurance Trust -                  8.210254           12.444385              51.57%                   0        2003
Worldwide Emerging Markets         8.602001            8.210254              -4.55%                   0        2002
Fund: Initial Class - Q/NQ         8.913211            8.602001              -3.49%                   0        2001
                                  15.596564            8.913211             -42.85%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF        PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.442137              24.42%                   0        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 13.088136           15.982999              22.12%                   0        2004
Insurance Trust -                  9.195824           13.088136              42.33%                   0        2003
Worldwide Hard Assets              9.627768            9.195824              -4.49%                   0        2002
Fund: Initial Class - Q/NQ        10.937759            9.627768             -11.98%                   0        2001
                                   9.987144           10.937759               9.52%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

TYPES OF CONTRACTS


The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.


CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     a)   the contract value on the day before the withdrawal; and

     b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

INVESTMENT ONLY (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.


INDIVIDUAL RETIREMENT ANNUITIES (IRAS)


IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);


o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).


When the owner of an IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;


o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.


Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.


SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRA)


A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.


When the owner of SEP IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


SIMPLE IRAS

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.


When the owner of Simple IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

When the owner of a Tax Sheltered Annuity attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs


Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.


If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.


A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.


Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue

Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, IRAS, SEP IRAS, SIMPLE IRAS AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the jo int lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.


Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2005


           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2005. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS

                                                                           PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements.........................................................108


GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.


The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.10% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account - 9 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2004, 2003 and 2002, no underwriting commissions were paid by Nationwide to NISC.


The contracts, which are offered continuously, are distributed by Security Distributors, Inc., One Security Benefit Plaza, Topeka, Kansas 66636-0001. No underwriting commissions have been paid by Nationwide to Security Distributors, Inc.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2004. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

On April 8, 2005, the Strong Opportunity Fund II, Inc.: Investor Class merged into the Wells Fargo Variable Trust Funds - Wells Fargo Advantage Opportunity Fund VT: Investor Class. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying mutual fund was still the Strong Opportunity Fund II, Inc.: Investor Class.

The GVIT - Federated GVIT High Income Bond Fund: Class III was added to the variable account effective May 1, 2005. Therefore, no Condensed Financial Information is available.



                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED
                        (TOTAL 1.10%) (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE
                        DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
AIM Variable Insurance            10.466614           12.836417              22.64%                   0         2004
Funds - AIM V.I.                   8.199880           10.466614              27.64%                   0         2003
International Growth Fund:        10.000000            8.199880             -18.00%                   0         2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         11.940757           13.343804              11.75%             153,183         2004
Portfolios, Inc. -                 9.333731           11.940757              27.93%             131,778         2003
American Century VP Income        11.705008            9.333731             -20.26%             114,316         2002
& Growth Fund: Class I -          12.914785           11.705008              -9.37%             100,002         2001
Q/NQ                              14.608384           12.914785             -11.59%             290,153         2000
                                  12.515499           14.608384              16.72%              92,217         1999
                                  10.000000           12.515499              25.15%               2,007        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         10.934729           12.428422              13.66%              42,920         2004
Portfolios, Inc. -                 8.879812           10.934729              23.14%              47,575         2003
American Century VP               11.275782            8.879812             -21.25%              53,502         2002
International Fund: Class         16.098754           11.275782             -29.96%              58,134         2001
I - Q/NQ                          19.569739           16.098754             -17.74%              99,177         2000
                                  12.062037           19.569739              62.24%              21,445         1999
                                  10.000000           12.062037              20.62%                 562         1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable          9.919506           11.289865              13.81%              55,974         2004
Portfolios, Inc. -                 8.055362            9.919506              23.14%              35,614         2003
American Century VP               10.000000            8.055362             -19.45%              19,325        2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable          9.856273           10.788517               9.46%              14,450         2004
Portfolios, Inc. -                 7.979129            9.856573              23.53%               4,867         2003
American Century VP Ultra         10.000000            7.979129             -20.21%               1,675        2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         15.894190           17.972501              13.08%             196,553         2004
Portfolios, Inc. -                12.461991           15.894190              27.54%             152,124         2003
American Century VP Value         14.420645           12.461991             -13.58%             117,173         2002
Fund: Class I - Q/NQ              12.924722           14.420645              11.57%              63,465         2001
                                  11.060928           12.924722              16.85%              17,917         2000
                                  11.279817           11.060928              -1.94%               9,493         1999
                                  10.000000           11.279817              12.80%                   4        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         10.247814           10.724012               4.65%              18,628         2004
Portfolios II, Inc. -             10.000000           10.247814               2.48%               2,209        2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -             11.170519           13.035094              16.69%               1,565         2004
Global Small Cap Portfolio         7.649197           11.170519              46.04%               1,556         2003
- Q/NQ                            11.746746            7.649197             -34.88%               2,014         2002
                                  16.644686           11.746746             -29.43%               2,122         2001
                                  20.760969           16.644686             -19.83%               5,260         2000
                                  12.839012           20.760969              61.70%               1,421         1999
                                  10.000000           12.839012              28.39%                  40        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -             10.296848           11.684919              13.48%                 560         2004
International Focus                7.822670           10.296848              31.63%                 637         2003
Portfolio - Q/NQ                   9.875436            7.822670             -20.79%                 640         2002
                                  12.847895            9.875436             -23.14%                 719         2001
                                  17.529681           12.847895             -26.71%               2,889         2000
                                  11.551939           17.529681              51.75%                 756         1999
                                  10.000000           11.551939              15.52%                   2        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -             12.655306           13.935865              10.12%               4,479         2004
Large Cap Value Portfolio         10.223346           12.655306              23.79%               4,140         2003
- Q/NQ                            13.441552           10.223346             -23.94%               3,648         2002
                                  13.464612           13.441552              -0.17%               2,797         2001
                                  12.499772           13.464612               7.72%               4,788         2000
                                  11.896081           12.499772               5.07%               1,706         1999
                                  10.000000           11.896081              18.96%                 142        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Investment                10.381496           12.514320              20.54%              41,457         2004
Portfolios - Small Cap             7.618563           10.381496              36.27%              16,084         2003
Stock Index Portfolio:            10.000000            7.618563             -23.81%               3,336        2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Socially                   9.704318           10.193646               5.04%             255,941         2004
Responsible Growth Fund,           7.787219            9.704318              24.62%             256,172         2003
Inc.: Initial Shares - Q/NQ       11.081580            7.787219             -29.73%             251,247         2002
                                  14.472958           11.081580             -23.43%             242,514         2001
                                  16.447766           14.472958             -12.01%             768,604         2000
                                  12.784895           16.447766              28.65%             132,858         1999
                                  10.000000           12.784895              27.85%               3,291        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Stock Index Fund,         11.292966           12.357170               9.42%             661,939         2004
Inc. - Initial Shares -            8.895399           11.292966              26.95%             596,698         2003
Q/NQ                              11.585200            8.895399             -23.22%             546,163         2002
                                  13.339745           11.585200             -13.15%             478,009         2001
                                  14.867150           13.339745             -10.27%           1,255,447         2000
                                  12.464249           14.867150              19.28%             320,723         1999
                                  10.000000           12.464249              24.64%              16,248        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Variable                  11.880707           12.342942               3.89%              92,257         2004
Investment Fund                    9.914002           11.880707              19.84%              84,422         2003
-Appreciation Portfolio:          12.036131            9.914002             -17.63%              67,989         2002
Initial Shares - Q/NQ             13.420126           12.036131             -10.31%              56,393         2001
                                  13.657521           13.420126              -1.74%             245,175         2000
                                  12.389971           13.657521              10.23%              53,990         1999
                                  10.000000           12.389971              23.90%              11,546        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Federated Insurance Series        12.790643           13.107871               2.48%             111,998         2004
- Federated Quality Bond          12.358755           12.790643               3.49%             104,713         2003
Fund II: Primary Shares -         11.432220           12.358755               8.10%              72,830         2002
Q/NQ                              10.702323           11.432220               6.82%              24,774         2001
                                   9.796953           10.702323               9.24%               3,292         2000
                                  10.000000            9.796953              -2.03%               6,059        1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 13.191825           14.531777              10.16%             270,446         2004
Insurance Products Fund -         10.243000           13.191825              28.79%             210,298         2003
VIP Equity-Income                 12.478012           10.243000             -17.91%             162,033         2002
Portfolio: Service Class-         13.294130           12.478012              -6.14%             119,839         2001
Q/NQ                              12.410474           13.294130               7.12%             213,299         2000
                                  11.809798           12.410474               5.09%             110,660         1999
                                  10.000000           11.809798              18.10%               2,692        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 11.376318           11.618360               2.13%             564,329         2004
Insurance Products Fund -          8.662889           11.376318              31.32%             530,150         2003
VIP Growth Portfolio:             12.549094            8.662889             -30.97%             491,100         2002
Service Class - Q/NQ              15.423665           12.549094             -18.64%             446,621         2001
                                  17.534950           15.423665             -12.04%             698,416         2000
                                  12.914475           17.534950              35.78%             269,474         1999
                                  10.000000           12.914475              29.14%              12,393        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                  9.659661           10.457917               8.26%              81,544         2004
Insurance Products Fund -          7.692360            9.659661              25.57%              79,484         2003
VIP High Income Portfolio:         7.506322            7.692360               2.48%              54,260         2002
Service Class - Q/NQ               8.615157            7.506322             -12.87%              44,056         2001
                                  11.255695            8.615157             -23.46%             135,220         2000
                                  10.530579           11.255695               6.89%              38,431         1999
                                  10.000000           10.530579               5.31%                 262        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 11.928089           13.388056              12.24%              20,329         2004
Insurance Products Fund -          8.421945           11.928089              41.63%              24,730         2003
VIP Overseas Portfolio:           10.690513            8.421945             -21.22%              25,879         2002
Service Class - Q/NQ              13.731142           10.690513             -22.14%              33,441         2001
                                  17.171657           13.731142             -20.04%              52,347         2000
                                  12.187321           17.171657              40.90%              12,327         1999
                                  10.000000           12.187321              21.87%                   0        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 10.965863           12.309005              12.25%              48,173         2004
Insurance Products Fund -          7.739985           10.965863              41.68%              21,291         2003
VIP Overseas Portfolio:           10.000000            7.739985             -22.60%              10,606        2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 14.287374           16.297747              14.07%             382,283         2004
Insurance Products Fund II        11.255043           14.287374              26.94%             310,064         2003
- VIP Contrafund(R)                 12.564462           11.255043             -10.42%             271,483         2002
Portfolio: Service Class -        14.497111           12.564462             -13.33%             239,522         2001
Q/NQ                              15.712599           14.497111              -7.74%             559,132         2000
                                  12.797152           15.712599              22.78%             167,682         1999
                                  10.000000           12.797152              27.97%               2,513        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 10.142433           10.464104               3.17%              51,429         2004
Insurance Products Fund II        10.000000           10.142433               1.42%               2,792        2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                  8.705771            9.217840               5.88%              55,929         2004
Insurance Products Fund            6.788835            8.705771              28.24%              51,124         2003
III - VIP Growth                   8.791124            6.788835             -22.78%              46,281         2002
Opportunities Portfolio:          10.389625            8.791124             -15.39%              41,449         2001
Service Class - Q/NQ              12.683293           10.389625             -18.08%              83,616         2000
                                  12.309512           12.683293               3.04%              47,217         1999
                                  10.000000           12.309512              23.10%               1,093        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 11.632535           13.113789              12.73%              37,864         2004
Insurance Products Fund            7.454046           11.632535              56.06%              16,739         2003
III - VIP Value Strategies        10.000000            7.454046             -25.46%                 658        2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Franklin Templeton                10.321614           12.134664              17.57%                   0         2004
Variable Insurance                 7.873374           10.321614              31.10%                   0         2003
Products Trust - Templeton        10.000000            7.873374             -21.27%                   0        2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Dreyfus GVIT                 13.809398           16.424694              18.94%              11,051         2004
International Value Fund:         10.000000           13.809398              38.09%               1,740        2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Dreyfus GVIT Mid Cap         18.180524           20.809277              14.46%             103,324         2004
Index Fund: Class I - Q/NQ        13.651955           18.180524              33.17%              72,343         2003
                                  16.298133           13.651955             -16.24%              57,912         2002
                                  16.698444           16.298133              -2.40%              37,050         2001
                                  14.654661           16.698444              13.95%              31,437         2000
                                  12.253848           14.654661              19.59%               1,411         1999
                                  10.000000           12.253848              22.54%                   0        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Federated GVIT High          12.180431           13.262747               8.89%              35,668         2004
Income Bond Fund: Class I         10.072515           12.180431              20.93%              33,755         2003
- Q/NQ                             9.866328           10.072515               2.09%              16,927         2002
                                   9.573036            9.866328               3.06%              11,912         2001
                                  10.552305            9.573036              -9.28%              12,666         2000
                                  10.339812           10.552305               2.06%               6,179         1999
                                  10.000000           10.339812               3.40%                   0        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                11.164642           13.332348              19.42%               9,909         2004
Emerging Markets Fund:             6.830658           11.164642              63.45%              10,080         2003
Class I - Q/NQ                     8.147532            6.830658             -16.16%              10,603         2002
                                   8.689073            8.147532              -6.23%               5,018         2001
                                  10.000000            8.689073             -13.11%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                12.281718           14.667907              19.43%              28,196         2004
Emerging Markets Fund:             7.516119           12.281718              63.41%               9,012         2003
Class III - Q/NQ                  10.000000            7.516119             -24.84%               3,491        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global         12.352452           14.797628              19.80%               2,409         2004
Financial Services Fund:           8.829190           12.352452              39.90%               1,341         2003
Class III - Q/NQ                  10.000000            8.829190             -11.71%                 114        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global         11.435502           12.196830               6.66%              10,067         2004
Health Sciences Fund:              8.453928           11.435502              35.27%               4,522         2003
Class III - Q/NQ                  10.000000            8.453928             -15.46%                 580        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global          2.953284            3.046771               3.17%              15,065         2004
Technology and                     1.923621            2.953284              53.53%              21,467         2003
Communications Fund: Class         3.399372            1.923621             -43.41%              25,216         2002
I - Q/NQ                           6.001519            3.399372             -43.36%              19,102         2001
                                  10.000000            6.001519             -39.98%              17,439        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global         10.953168           11.296144               3.13%              14,786         2004
Technology and                     7.136357           10.953168              53.48%               8,773         2003
Communications Fund: Class        10.000000            7.136357             -28.64%               2,023        2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global          9.757613           12.540332              28.52%               1,493         2004
Utilities Fund: Class III          7.945569            9.757613              22.81%                  54         2003
- Q/NQ                            10.000000            7.945569             -20.54%                  28        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                12.439896           12.704400               2.13%             323,645         2004
Government Bond Fund:             12.331593           12.439896               0.88%             286,878         2003
Class I - Q/NQ                    11.234737           12.331593               9.76%             229,253         2002
                                  10.591943           11.234737               6.07%             133,587         2001
                                   9.515930           10.591943              11.31%             150,095         2000
                                   9.853072            9.515930              -3.42%              90,312         1999
                                  10.000000            9.853072              -1.47%               2,793        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Growth          6.131042            6.558208               6.97%             327,315         2004
Fund: Class I - Q/NQ               4.670172            6.131042              31.28%             331,473         2003
                                   6.624951            4.670172             -29.51%             323,027         2002
                                   9.321861            6.624951             -28.93%             318,353         2001
                                  12.829034            9.321861             -27.34%             393,628         2000
                                  12.439602           12.829034               3.13%             281,903         1999
                                  10.000000           12.439602              24.40%               8,312        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                 6.553362            7.401248              12.94%               1,222         2004
International Growth Fund:         4.885747            6.553362              34.13%               1,636         2003
Class I - Q/NQ                     6.509205            4.885747             -24.94%               1,720         2002
                                   9.225133            6.509205             -29.44%               1,969         2001
                                  10.000000            9.225133              -7.75%                 751        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                10.410101           11.773306              13.10%               3,488         2004
International Growth Fund:         7.777707           10.410101              33.85%               2,413         2003
Class III - Q/NQ                  10.000000            7.777707             -22.22%               1,750        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                10.615823           10.987504               3.50%              40,828         2004
Investor Destinations              9.947392           10.615823               6.72%              27,812         2003
Conservative Fund: Class          10.000000            9.947392              -0.53%               7,321        2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                10.731567           11.373337               5.98%             123,405         2004
Investor Destinations              9.543547           10.731567              12.45%              54,919         2003
Moderately Conservative           10.000000            9.543547              -4.56%              10,774        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                10.741012           11.635859               8.33%             268,840         2004
Investor Destinations              9.046478           10.741012              18.73%             115,913         2003
Moderate Fund:                    10.000000            9.046478              -9.54%              35,394        2002*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                10.769790           11.939394              10.86%             311,805         2004
Investor Destinations              8.598521           10.769790              25.25%             112,515         2003
Moderately Aggressive             10.000000            8.598521             -14.01%              35,229        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                10.754510           12.128091              12.77%              71,804         2004
Investor Destinations              8.246178           10.754510              30.42%              30,962         2003
Aggressive Fund: Class II         10.000000            8.246178             -17.54%               9,874        2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Mid Cap        11.527438           13.149289              14.07%              80,426         2004
Growth Fund: Class I - Q/NQ        8.317327           11.527438              38.60%              67,969         2003
                                  13.352487            8.317327             -37.71%              58,534         2002
                                  19.374164           13.352487             -31.08%              50,539         2001
                                  23.148836           19.374164             -16.31%              90,671         2000
                                  12.668723           23.148836              82.72%              19,350         1999
                                  10.000000           12.668723              26.69%                  23        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Money          11.204900           11.171561              -0.30%             309,500         2004
Market Fund: Class I - Q/NQ       11.259085           11.204900              -0.48%             303,968         2003
                                  11.248046           11.259085               0.10%             286,394         2002
                                  10.978256           11.248046               2.46%             242,535         2001
                                  10.468792           10.978256               4.87%             209,798         2000
                                  10.095781           10.468792               3.69%             165,880         1999
                                  10.000000           10.095781               0.96%               2,487        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                11.038527           11.981674               8.54%             554,018         2004
Nationwide(R) Fund: Class I        8.752996           11.038527              26.11%             545,809         2003
- Q/NQ                            10.708803            8.752996             -18.26%             538,915         2002
                                  12.280107           10.708803             -12.80%             505,938         2001
                                  12.684916           12.280107              -3.19%             701,784         2000
                                  11.993303           12.684916               5.77%             422,892         1999
                                  10.000000           11.993303              19.93%              17,305        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                11.357826           13.341517              17.47%               1,481         2004
Nationwide(R) Leaders Fund:        9.143759           11.357826              24.21%                 647         2003
Class III - Q/NQ                  10.000000            9.143759              -8.56%                 616        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT U.S.           11.307350           12.574815              11.21%               5,800         2004
Growth Leaders Fund: Class         7.502155           11.307350              50.72%               7,906         2003
III - Q/NQ                        10.000000            7.502155             -24.98%                 697        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                10.264387           11.741802              14.39%              12,310         2004
Worldwide Leaders Fund:            7.627885           10.264387              34.56%              16,301         2003
Class I - Q/NQ                    10.337468            7.627885             -26.21%              15,807         2002
                                  12.874957           10.337468             -19.71%              11,282         2001
                                  14.846771           12.874957             -13.28%              31,439         2000
                                  12.212250           14.846771              21.57%               6,840         1999
                                  10.000000           12.212250              22.12%                  86        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                13.585158           15.540553              14.39%               2,960         2004
Worldwide Leaders Fund:           10.000000           13.585158              35.85%               1,530        2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Cap Growth        13.035349           14.621540              12.17%              61,240         2004
Fund: Class I - Q/NQ               9.816488           13.035349              32.79%              53,028         2003
                                  14.878675            9.816488             -34.02%              42,972         2002
                                  16.874259           14.878675             -11.83%              30,753         2001
                                  20.352098           16.874259             -17.09%              26,669         2000
                                  10.000000           20.352098             103.52%                 352        1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Cap Value         25.555935           29.647062              16.01%             114,126         2004
Fund:                             16.473727           25.555935              55.13%              96,893         2003
Class I - Q/NQ                    22.869189           16.473727             -27.97%              85,792         2002
                                  18.027390           22.869189              26.86%              63,374         2001
                                  16.391038           18.027390               9.98%              75,128         2000
                                  12.964349           16.391038              26.43%               6,078         1999
                                  10.000000           12.964349              29.64%                   2        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Company           19.566351           23.032234              17.71%              91,053         2004
Fund:                             14.029693           19.566351              39.46%              75,625         2003
Class I - Q/NQ                    17.159419           14.029693             -18.24%              66,213         2002
                                  18.598401           17.159419              -7.74%              48,167         2001
                                  17.267747           18.598401               7.71%              67,342         2000
                                  12.123056           17.267747              42.44%              11,156         1999
                                  10.000000           12.123056              21.23%                 918        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT J.P. Morgan GVIT             10.156816           10.898060               7.30%              47,884         2004
Balanced Fund: Class I -           8.672706           10.156816              17.11%              42,236         2003
Q/NQ                              10.000553            8.672706             -13.28%              30,584         2002
                                  10.498193           10.000553              -4.74%              22,049         2001
                                  10.651741           10.498193              -1.44%              47,617         2000
                                  10.677473           10.651741              -0.24%              22,586         1999
                                  10.000000           10.677473               6.77%                 737        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Van Kampen GVIT              10.259752           11.922530              16.21%              59,406         2004
Comstock Value Fund: Class         7.892787           10.259752              29.99%              28,094         2003
I - Q/NQ                          10.661295            7.892787             -25.97%              14,363         2002
                                  12.271980           10.661295             -13.12%              10,810         2001
                                  13.882376           12.271980             -11.60%              10,551         2000
                                  11.846282           13.882376              17.19%               4,561         1999
                                  10.000000           11.846282              18.46%                   0        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Van Kampen GVIT Multi        13.026690           13.725193               5.36%              61,062         2004
Sector Bond Fund: Class I         11.748112           13.026690              10.88%              45,465         2003
- Q/NQ                            11.080176           11.748112               6.03%              20,677         2002
                                  10.753649           11.080176               3.04%               9,639         2001
                                  10.290756           10.753649               4.50%               7,527         2000
                                  10.245831           10.290756               0.44%               3,519         1999
                                  10.000000           10.245831               2.46%                  66        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
J.P. Morgan Series Trust          10.000000           11.400631              14.01%               7,519        2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series - Forty         6.231243            7.270035              16.67%             276,525         2004
Portfolio: Service Shares          5.240220            6.231243              18.91%             263,995         2003
- Q/NQ                             6.302423            5.240220             -16.85%             238,234         2002
                                   8.152720            6.302423             -22.70%             196,861         2001
                                  10.000000            8.152720             -18.47%             140,862        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -               3.417949            3.399492              -0.54%              78,038         2004
Global Technology                  2.359397            3.417949              44.87%              91,114         2003
Portfolio: Service Shares          4.038883            2.359397             -41.58%             107,416         2002
- Q/NQ                             6.515527            4.038883             -38.01%             112,873         2001
                                  10.000000            6.515527             -34.84%             111,382        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -              10.335357           10.307067              -0.27%              32,243         2004
Global Technology                  7.102551           10.335357              45.52%              25,715         2003
Portfolio: Service II             10.000000            7.102551             -28.97%              12,974        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -               6.058322            7.111343              17.38%             105,419         2004
International Growth               4.553254            6.058322              33.05%             122,199         2003
Portfolio: Service Shares          6.201296            4.553254             -26.58%             146,242         2002
- Q/NQ                             8.189524            6.201296             -24.28%             156,320         2001
                                  10.000000            8.189524             -18.10%             146,837        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -              10.313811           12.108943              17.41%              71,014         2004
International Growth               7.750784           10.313811              33.07%              50,982         2003
Portfolio: Service II             10.000000            7.750784             -22.49%              28,534        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers         13.528328           15.495457              14.54%              32,875         2004
Management Trust - AMT            10.381389           13.528328              30.31%              31,724         2003
Guardian Portfolio - Q/NQ         14.271602           10.381389             -27.26%              26,808         2002
                                  14.652210           14.271602              -2.60%              20,808         2001
                                  14.648600           14.652210               0.02%              68,897         2000
                                  12.887023           14.648600              13.67%              14,049         1999
                                  10.000000           12.887023              28.87%                 226        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers         10.025854            9.992825              -0.33%              14,180         2004
Management Trust - AMT            10.000000           10.025854               0.26%              62,192        2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers         12.935499           14.879545              15.03%              96,270         2004
Management Trust - AMT            10.212487           12.935499              26.66%              85,750         2003
Mid-Cap Growth Portfolio:         14.613925           10.212487             -30.12%              72,479         2002
Class I - Q/NQ                    19.610857           14.613925             -25.48%              58,852         2001
                                  21.426404           19.610857              -8.47%             129,229         2000
                                  14.077949           21.426404              52.20%              21,706         1999
                                  10.000000           14.077949              40.78%                 183        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers         12.080039           14.214218              17.67%              48,386         2004
Management Trust - AMT             9.041691           12.080039              33.60%              37,069         2003
Partners Portfolio - Q/NQ         12.052088            9.041691             -24.98%              29,727         2002
                                  12.541566           12.052088              -3.90%              26,251         2001
                                  12.591929           12.541566              -0.40%              40,609         2000
                                  11.858021           12.591929               6.19%              22,959         1999
                                  10.000000           11.858021              18.58%               1,638        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers         10.000000           11.300308              13.00%               1,025        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable              12.679364           15.019928              18.46%             220,457         2004
Account Funds -                   10.207958           12.679364              24.21%             206,142         2003
Oppenheimer Aggressive            14.294141           10.207958             -28.59%             180,525         2002
Growth Fund/VA:                   21.029849           14.294141             -32.03%             154,870         2001
Non-Service Shares - Q/NQ         23.954947           21.029849             -12.21%             211,195         2000
                                  13.191805           23.954947              81.59%              28,014         1999
                                  10.000000           13.191805              31.92%                  85        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable              14.829748           15.683951               5.76%             276,491         2004
Account Funds -                   11.451136           14.829748              29.50%             232,020         2003
Oppenheimer Capital               15.830623           11.451136             -27.66%             202,448         2002
Appreciation Fund/VA:             18.310774           15.830623             -13.54%             164,875         2001
Non-Service Shares - Q/NQ         18.556149           18.310774              -1.32%             220,567         2000
                                  13.244991           18.556149              40.10%              52,838         1999
                                  10.000000           13.244991              32.45%                 260        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable               9.028338           10.640161              17.85%              98,233         2004
Account Funds -                    6.382747            9.028338              41.45%             108,721         2003
Oppenheimer Global                 8.288465            6.382747             -22.99%             115,532         2002
Securities Fund/VA:                9.528196            8.288465             -13.01%              56,276         2001
Non-Service Shares - Q/NQ         10.000000            9.528196              -4.72%              19,705        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable              14.247804           16.795982              17.88%              79,720         2004
Account Funds -                   10.000000           14.247804              42.48%              28,481        2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable              11.984770           12.974169               8.26%             139,089         2004
Account Funds -                    9.562870           11.984770              25.33%             113,232         2003
Oppenheimer Main Street(R)          11.907673            9.562870             -19.69%              95,631         2002
Fund/VA: Non-Service              13.402637           11.907673             -11.15%              66,562         2001
Shares - Q/NQ                     14.854438           13.402637              -9.77%             105,849         2000
                                  12.340636           14.854438              20.37%              28,147         1999
                                  10.000000           12.340636              23.41%                 325        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Strong Opportunity Fund            9.156942           10.706330              16.92%             139,164         2004
II, Inc.: Investor Class -         6.757847            9.156942              35.50%             112,373         2003
Q/NQ                               9.337249            6.757847             -27.62%              93,116         2002
                                   9.804830            9.337249              -4.77%              48,140         2001
                                  10.000000            9.804830              -2.17%              13,602        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                     23.892237           26.007067               8.85%               9,433         2004
Institutional Funds, Inc.         18.893275           23.892237              26.46%              12,499         2003
- Emerging Markets Debt           17.490433           18.893275               8.02%               7,810         2002
Portfolio: Class I - Q/NQ         16.063592           17.490433               8.88%               4,166         2001
                                  14.580968           16.063592              10.17%               3,465         2000
                                  11.395495           14.580968              27.95%                 606         1999
                                  10.000000           11.395495              13.95%                   0        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                     10.253849           11.904429              16.10%                   0         2004
Institutional Funds, Inc.          8.136858           10.253849              26.02%                   0         2003
- International Magnum            10.000000            8.136858             -18.63%                   0        2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                      5.755939            6.922052              20.26%              32,136         2004
Institutional Funds, Inc.          4.105313            5.755939              40.21%              26,874         2003
- Mid Cap Growth                   6.029777            4.105313             -31.92%              22,459         2002
Portfolio: Class I - Q/NQ          8.625825            6.029777             -30.10%              11,205         2001
                                  10.000000            8.625825             -13.74%               3,184        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                     18.267262           24.641706              34.90%              89,955         2004
Institutional Funds, Inc.         13.431758           18.267262              36.00%              57,704         2003
- U.S. Real Estate                13.688917           13.431758              -1.88%              46,423         2002
Portfolio: Class I - Q/NQ         12.601811           13.688917               8.63%              19,691         2001
                                  12.117726           12.601811               3.99%              23,407        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                 10.000000           12.635307              26.35%               3,764        2004*
Insurance Trust:
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                 20.461231           25.475580              24.51%              18,450         2004
Insurance Trust -                 13.417673           20.461231              52.49%              18,845         2003
Worldwide Emerging Markets        13.972459           13.417673              -3.97%              16,780         2002
Fund: Initial Class - Q/NQ        14.389442           13.972459              -2.90%              13,598         2001
                                  25.026598           14.389442             -42.50%              15,321         2000
                                  12.634284           25.026598              98.08%               4,569         1999
                                  10.000000           12.634284              26.34%                   0        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                 10.000000           12.492289              24.92%               3,647        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                 15.938475           19.582479              22.86%               2,769         2004
Insurance Trust -                 11.130644           15.938475              43.19%               3,394         2003
Worldwide Hard Assets             11.582739           11.130644              -3.90%               3,275         2002
Fund: Initial Class - Q/NQ        13.078363           11.582739             -11.44%               1,387         2001
                                  11.869689           13.078363              10.18%               1,189         2000
                                   9.918535           11.869689              19.67%                 259         1999
                                  10.000000            9.918535              -0.81%                  62        1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                                  ADDITIONAL CONTRACT OPTIONS ELECTED(TOTAL 1.15%)
                (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                  PERIOD                                                       PERIOD
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
AIM Variable Insurance           10.457776           12.819102               22.58%                   0        2004
Funds - AIM V.I.                  8.197100           10.457776               27.58%                   0        2003
International Growth             10.000000            8.197100              -18.03%                   0        2002*
Fund: Series I Shares -
Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable        11.909093           13.301697               11.69%              38,095        2004
Portfolios, Inc. -                9.313685           11.909093               27.87%              34,008        2003
American Century VP              11.685785            9.313685              -20.30%              25,860        2002
Income & Growth Fund:            12.900147           11.685785               -9.41%              20,992        2001
Class I - Q/NQ                   14.599165           12.900147              -11.64%              59,040        2000
                                 12.513926           14.599165               16.66%               8,868        1999
                                 10.000000           12.513926               25.14%                  84        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable        10.905738           12.389207               13.60%              15,649        2004
Portfolios, Inc. -                8.860735           10.905738               23.08%              16,607        2003
American Century VP              11.257260            8.860735              -21.29%              18,981        2002
International Fund: Class        16.080508           11.257260              -29.99%              21,924        2001
I - Q/NQ                         19.557409           16.080508              -17.78%              33,302        2000
                                 12.060517           19.557409               62.16%               7,465        1999
                                 10.000000           12.060517               20.61%                 301        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable         9.911125           11.274627               13.76%              22,408        2004
Portfolios, Inc -                 8.052630            9.911125               23.08%              16,104        2003
American Century VP              10.000000            8.052630              -19.47%               7,859        2002*
International Fund: Class
III - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable         9.847945           11.773958                9.40%               3,663        2004
Portfolios, Inc. -                7.976414            9.847945               23.46%               2,019        2003
American Century VP Ultra        10.000000            7.976414              -20.24%                 235        2002*
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable        15.852041           17.915769               13.02%              81,815        2004
Portfolios, Inc. -               12.435228           15.852041               27.48%              66,146        2003
American Century VP Value        14.396972           12.435228              -13.63%              54,959        2002
Fund: Class I - Q/NQ             12.910062           14.396972               11.52%              32,499        2001
                                 11.053935           12.910062               16.79%               4,973        2000
                                 11.278389           11.053935               -1.99%               2,881        1999
                                 10.000000           11.278389               12.78%                   0        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable        10.244335           10.714951                4.59%               5,381        2004
Portfolios II, Inc. -            10.000000           10.244335                2.44%                   7        2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Credit Suisse Trust -            11.140880           12.993931               16.63%                  25        2004
Global Small Cap                  7.632460           11.140880               45.96%                  25        2003
Portfolio - Q/NQ                 11.727447            7.632760              -34.92%                  49        2002
                                 16.625822           11.727447              -29.46%                  49        2001
                                 20.747888           16.625822              -19.87%                 108        2000
                                 12.837404           20.747888               61.62%                   0        1999
                                 10.000000           12.837404               28.37%                   0        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------



--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                  PERIOD                                                       PERIOD
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Credit Suisse Trust -            10.269549           11.648046               13.42%                  34        2004
International Focus               7.805870           10.269549               31.56%                  34        2003
Portfolio - Q/NQ                  9.859228            7.805870              -20.83%                 245        2002
                                 12.833338            9.859228              -23.17%                 245        2001
                                 17.518646           12.833338              -26.74%                 401        2000
                                 11.550487           17.518646               51.67%                 179        1999
                                 10.000000           11.550487               15.50%                   0        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Credit Suisse Trust -            12.621765           13.891904               10.06%               1,622        2004
Large Cap Value Portfolio        10.201400           12.621765               23.73%               1,747        2003
- Q/NQ                           13.419495           10.201400              -23.98%               1,827        2002
                                 13.449360           13.419495               -0.22%               3,051        2001
                                 12.491882           13.449360                7.66%               3,631        2000
                                 11.894592           12.491882                5.02%               2,880        1999
                                 10.000000           11.894592               18.95%                   0        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Dreyfus Investment               10.372759           12.497476               20.48%              23,764        2004
Portfolios - Small Cap            7.615982           10.372759               36.20%              15,444        2003
Stock Index Portfolio:           10.000000            7.615982              -23.84%                 182        2002*
Service Shares - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Dreyfus Socially                  9.678551           10.161439                4.99%              69,919        2004
Responsible Growth Fund,          7.770469            9.678551               24.56%              69,441        2003
Inc.: Initial Shares -           11.063366            7.770469              -29.76%              68,913        2002
Q/NQ                             14.456547           11.063366              -23.47%              67,083        2001
                                 16.437396           14.456547              -12.05%             133,163        2000
                                 12.783289           16.437396               28.59%              32,857        1999
                                 10.000000           12.783289               27.83%               1,086        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Dreyfus Stock Index Fund,        11.263009           12.318167                9.37%             217,895        2004
Inc. - Initial Shares -           8.876292           11.263009               26.89%             203,936        2003
Q/NQ                             11.566182            8.876292              -23.26%             186,900        2002
                                 13.324628           11.566182              -13.20%             156,799        2001
                                 14.857773           13.324628              -10.32%             338,500        2000
                                 12.462691           14.857773               19.22%              99,789        1999
                                 10.000000           12.462691               24.63%               2,207        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Dreyfus Variable                 11.849234           12.304021                3.84%              24,055        2004
Investment Fund                   9.892733           11.849234               19.78%              19,785        2003
-Appreciation Portfolio:         12.016387            9.892733              -17.67%              18,244        2002
Initial Shares - Q/NQ            13.404933           12.016387              -10.36%              19,304        2001
                                 13.648909           13.404933               -1.79%              69,166        2000
                                 12.388419           13.648909               10.17%              17,491        1999
                                 10.000000           12.388419               23.88%                 529        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Federated Insurance              12.760534           13.070401                2.43%              58,028        2004
Series - Federated               12.335897           12.760534                3.44%              52,889        2003
Quality Bond Fund II:            11.416849           12.335897                8.05%              39,977        2002
Primary Shares - Q/NQ            10.693364           11.416849                6.77%              19,727        2001
                                  9.793677           10.693364                9.19%               4,973        2000
                                 10.000000            9.793677               -2.06%               3,440        1999*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------


--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                  PERIOD                                                       PERIOD
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                13.156833           14.485907               10.10%             113,799        2004
Insurance Products Fund -        10.220994           13.156833               28.72%              86,884        2003
VIP Equity-Income                12.457519           10.220994              -17.95%              72,356        2002
Portfolio: Service Class         13.279061           12.457519               -6.19%              52,123        2001
- Q/NQ                           12.402631           13.279061                7.07%              53,444        2000
                                 11.808307           12.402631                5.03%              21,115        1999
                                 10.000000           11.808307               18.08%                 764        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                11.346151           11.581701                2.08%             194,676        2004
Insurance Products Fund -         8.644282           11.346151               31.26%             182,195        2003
VIP Growth Portfolio:            12.528481            8.644282              -31.00%             169,994        2002
Service Class - Q/NQ             15.406192           12.528481              -18.68%             155,022        2001
                                 17.523903           15.406192              -12.08%             192,972        2000
                                 12.912859           17.523903               35.71%              78,702        1999
                                 10.000000           12.912859               29.13%                 918        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 9.634008           10.424872                8.21%              23,498        2004
Insurance Products Fund -         7.675825            9.634008               25.51%              21,353        2003
VIP High Income                   7.493979            7.675825                2.43%              14,974        2002
Portfolio: Service Class          8.605370            7.493979              -12.92%               9,564        2001
- Q/NQ                           11.248584            8.605370              -23.50%              19,137        2000
                                 10.529250           11.248584                6.83%              20,024        1999
                                 10.000000           10.529250                5.29%                 168        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                11.896469           13.345817               12.18%               3,373        2004
Insurance Products Fund -         8.403857           11.896469               41.56%               4,359        2003
VIP Overseas Portfolio:          10.672961            8.403857              -21.26%               5,443        2002
Service Class - Q/NQ             13.715591           10.672961              -22.18%               3,736        2001
                                 17.160838           13.715591              -20.08%              13,328        2000
                                 12.185792           17.160838               40.83%                 579        1999
                                 10.000000           12.185792               21.86%                   0        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                10.956617           12.292402               12.19%              22,841        2004
Insurance Products Fund -         7.737361           10.956617               41.61%              10,990        2003
VIP Overseas Portfolio:          10.000000            7.737361              -22.63%               2,611        2002*
Service
Class R - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                14.249503           13.246321               14.01%             126,670        2004
Insurance Products Fund          11.230871           14.249503               26.88%             106,517        2003
II - VIP Contrafund(R)             12.543824           11.230871              -10.47%              89,650        2002
Portfolio: Service Class         14.480674           12.543824              -13.38%              73,938        2001
- Q/NQ                           15.702687           14.480674               -7.78%             110,823        2000
                                 12.795546           15.702687               22.72%              32,831        1999
                                 10.000000           12.795546               27.96%                 874        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                10.139004           10.455277                3.12%              10,106        2004
Insurance Products Fund          10.000000           10.139004                1.39%                 530        2003*
II - VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------


--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                  PERIOD                                                       PERIOD
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 8.682645            9.188710                5.83%              16,125        2004
Insurance Products Fund           6.774232            8.682645               28.17%              13,201        2003
III - VIP Growth                  8.776671            6.774232              -22.82%              12,165        2002
Opportunities Portfolio:         10.377837            8.776671              -15.43%              11,620        2001
Service Class - Q/NQ             12.675276           10.377837              -18.13%              14,129        2000
                                 12.307964           12.675276                2.98%               9,354        1999
                                 10.000000           12.307964               23.08%                   0        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                11.622753           13.096147               12.68%               7,274        2004
Insurance Products Fund           7.451528           11.622753               55.98%               3,177        2003
III - VIP Value                  10.000000            7.451528              -25.48%                 108        2002*
Strategies Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Franklin Templeton               10.312906           12.118301               17.51%                   0        2004
Variable Insurance                7.870705           10.312906               31.03%                   0        2003
Products Trust -                 10.000000            7.870705              -21.29%                   0        2002*
Templeton Foreign
Securities Fund: Class 1
- Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Dreyfus GVIT                13.804740           16.410853               18.88%               9,724        2004
International Value Fund:        10.000000           13.804740               38.05%               2,824        2003*
Class III - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap        18.132311           20.743589               14.40%              42,214        2004
Index Fund: Class I - Q/NQ       13.622624           18.132311               33.10%              28,406        2003
                                 16.271356           13.622624              -16.28%              15,741        2002
                                 16.679519           16.271356               -2.45%              10,194        2001
                                 14.645409           16.679519               13.89%              10,784        2000
                                 12.252304           14.645409               19.53%                 151        1999
                                 10.000000           12.252304               22.52%                  81        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Federated GVIT High         12.148136           13.220896                8.83%              21,973        2004
Income Bond Fund: Class I        10.050887           12.148136               20.87%              13,956        2003
- Q/NQ                            9.850124           10.050887                2.04%               6,631        2002
                                  9.562175            9.850124                3.01%               3,074        2001
                                 10.545637            9.562175               -9.33%               2,422        2000
                                 10.338506           10.545637                2.00%                 698        1999
                                 10.000000           10.338506                3.39%                   0        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT               11.146305           13.303723               19.36%               1,480        2004
Emerging Markets Fund:            6.822884           11.146305               63.37%               1,485        2003
Class I - Q/NQ                    8.142380            6.822884              -16.21%               1,535        2002
                                  8.688017            8.142380               -6.28%                 930        2001
                                 10.000000            8.688017              -13.12%                   0        2000*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT               12.271368           14.648149               19.37%               8,517        2004
Emerging Markets Fund:            7.513570           12.271368               63.32%               3,434        2003
Class III - Q/NQ                 10.000000            7.513570              -24.86%               1,104        2002*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global        12.340380           14.775700               19.73%               2,951        2004
Financial Services Fund:          8.825014           12.340380               39.83%               2,351        2003
Class III - Q/NQ                 10.000000            8.825014              -11.75%                   0        2002*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------


--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                  PERIOD                                                       PERIOD
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global        11.424339           12.178764                6.60%              12,237        2004
Health Sciences Fund:             8.449939           11.424339               35.20%               4,745        2003
Class III - Q/NQ                 10.000000            8.449939              -15.50%                 152        2002*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global         2.948398            3.040196                3.11%               9,168        2004
Technology and                    1.921414            2.948398               53.45%               9,608        2003
Communications Fund:              3.397209            1.921414              -43.44%               9,823        2002
Class I - Q/NQ                    6.000784            3.397209              -43.39%               8,912        2001
                                 10.000000            6.000784              -39.99%               2,604        2000*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global        10.943922           11.280914                3.08%               9,753        2004
Technology and                    7.133934           10.943922               53.41%               5,906        2003
Communications Fund:             10.000000            7.133934              -28.66%               1,622        2002*
Class III - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global         9.748072           12.521728               28.45%               4,563        2004
Utilities Fund: Class III         7.941816            9.748072               22.74%               2,449        2003
- Q/NQ                           10.000000            7.941816              -20.58%                 287        2002*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT               12.406921           12.664327                2.07%             113,283        2004
Government Bond Fund:            12.305129           12.406921                0.83%             117,416        2003
Class I - Q/NQ                   11.216307           12.305129                9.71%             107,010        2002
                                 10.579941           11.216307                6.01%              66,395        2001
                                  9.509925           10.579941               11.25%              75,336        2000
                                  9.851828            9.509925               -3.47%              68,907        1999
                                 10.000000            9.851828               -1.48%                 550        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Growth         6.114786            6.537501                6.91%              92,290        2004
Fund: Class I - Q/NQ              4.660144            6.114786               31.21%              94,948        2003
                                  6.614069            4.660144              -29.54%              91,828        2002
                                  9.311292            6.614069              -28.97%              88,817        2001
                                 12.820934            9.311292              -27.37%             171,235        2000
                                 12.438039           12.820934                3.08%             118,701        1999
                                 10.000000           12.438039               24.38%               2,729        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                6.542624            7.385378               12.88%                 582        2004
International Growth              4.880201            6.542624               34.06%                 644        2003
Fund: Class I - Q/NQ              6.505103            4.880201              -24.98%                 649        2002
                                  9.224008            6.505103              -29.48%                 505        2001
                                 10.000000            9.224008               -7.76%                 246        2000*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT               10.401328           11.757438               13.04%               2,234        2004
International Growth              7.775080           10.401328               33.78%                 600        2003
Fund: Class III - Q/NQ           10.000000            7.775080              -22.25%                 277        2002*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT               10.605451           10.971215                3.45%              13,903        2004
Investor Destinations             9.942704           10.605451                6.67%               9,648        2003
Conservative Fund: Class         10.000000            9.942704               -0.57%               3,201        2002*
II - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT               10.721096           11.356507                5.93%              44,378        2004
Investor Destinations             9.539048           10.721096               12.39%              23,369        2003
Moderately Conservative          10.000000            9.539048               -4.61%               3,337        2002*
Fund: Class II - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------


--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                  PERIOD                                                       PERIOD
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT               10.730544           11.618642                8.28%             116,562        2004
Investor Destinations             9.042222           10.730544               18.67%              64,587        2003
Moderate Fund: Class II -        10.000000            9.042222               -9.58%                            2002*
Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT               10.759274           11.921713               10.80%             105,623        2004
Investor Destinations             8.594465           10.759274               25.19%              45,559        2003
Moderately Aggressive            10.000000            8.594465              -14.06%                            2002*
Fund: Class II - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT               10.744012           12.110133               12.72%              42,170        2004
Investor Destinations             8.242281           10.744012               30.35%              19,943        2003
Aggressive Fund: Class II        10.000000            8.242281              -17.58%               5,466        2002*
- Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Mid           11.496850           13.107754               14.01%              22,695        2004
Cap Growth Fund: Class I          8.299447           11.496850               38.53%              20,918        2003
- Q/NQ                           13.330533            8.299447              -37.74%              20,277        2002
                                 19.352193           13.330533              -31.12%              17,056        2001
                                 23.134244           19.352193              -16.35%              24,739        2000
                                 12.667131           23.134244               82.63%               3,698        1999
                                 10.000000           12.667131               26.67%                  43       1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Money         11.175193           11.136308               -0.35%             102,395        2004
Market Fund: Class I -           11.234913           11.175193               -0.53%              86,521        2003
Q/NQ                             11.229574           11.234913                0.05%             106,761        2002
                                 10.965798           11.229574                2.41%              70,376        2001
                                 10.462170           10.965798                4.81%              35,947        2000
                                 10.094495           10.462170                3.64%              16,945        1999
                                 10.000000           10.094495                0.94%                  99       1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT               11.009243           11.943858                8.49%             184,674        2004
Nationwide(R) Fund: Class I       8.734199           11.009243               26.05%             177,537        2003
- Q/NQ                           10.691229            8.734199              -18.31%             168,076        2002
                                 12.266207           10.691229              -12.84%             164,480        2001
                                 12.676933           12.266207               -3.24%             186,717        2000
                                 11.991803           12.676933                5.71%             117,496        1999
                                 10.000000           11.991803               19.92%               3,020       1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT               11.346739           13.321756               17.41%               1,750        2004
Nationwide(R) Leaders Fund:       9.139446           11.346739               24.15%                 591        2003
Class III - Q/NQ                 10.000000            9.139446               -8.61%                 704       2002*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.          11.296287           12.556161               11.15%               6,691        2004
Growth Leaders Fund:              7.498608           11.296287               50.65%               2,813        2003
Class III - Q/NQ                 10.000000            7.498608              -25.01%                 373       2002*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT               10.237171           11.704753               14.34%               2,742        2004
Worldwide Leaders Fund:           7.611516           10.237171               34.50%               3,280        2003
Class I - Q/NQ                   10.320501            7.611516              -26.25%               3,683        2002
                                 12.860372           10.320501              -19.75%               3,910        2001
                                 14.837408           12.860372              -13.32%               7,842        2000
                                 12.210713           14.837408               21.51%               1,596        1999
                                 10.000000           12.210713               22.11%                   0       1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT               13.580570           15.527453               14.34%               1,879        2004
Worldwide Leaders Fund:          10.000000           13.580570               35.81%               1,103       2003*
Class III - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------


--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                  PERIOD                                                       PERIOD
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT GVIT Small Cap              13.004630           14.579713               12.11%              22,426        2004
Growth Fund: Class I -            9.798306           13.004630               32.72%              22,099        2003
Q/NQ                             14.858644            9.798306              -34.06%              17,698        2002
                                 16.860140           14.858644              -11.87%              10,726        2001
                                 20.345317           16.860140              -17.13%               9,624        2000
                                 10.000000           20.345317              103.45%                 346       1999*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT GVIT Small Cap Value        25.488198           29.553543               15.95%              40,621        2004
Fund: Class I - Q/NQ             16.438351           25.488198               55.05%              34,065        2003
                                 22.831653           16.438351              -28.00%              27,654        2002
                                 18.006956           22.831653               26.79%              22,130        2001
                                 16.380692           18.006956                9.93%              17,256        2000
                                 12.962717           16.380692               26.37%               5,795        1999
                                 10.000000           12.962717               29.63%                   0       1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT GVIT Small Company          19.514472           22.959559               17.65%              46,337        2004
Fund: Class I - Q/NQ             13.999555           19.514472               39.39%              32,394        2003
                                 17.131237           13.999555              -18.28%              28,087        2002
                                 18.577322           17.131237               -7.78%              23,236        2001
                                 17.256864           18.577322                7.65%              21,026        2000
                                 12.121529           17.256864               42.37%               7,205        1999
                                 10.000000           12.121529               21.22%                   0       1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT J.P. Morgan GVIT            10.129897           10.863672                7.24%               9,554        2004
Balanced Fund: Class I -          8.654097           10.129897               17.05%               9,539        2003
Q/NQ                              9.984133            8.654097              -13.32%               8,792        2002
                                 10.486281            9.984133               -4.79%               3,566        2001
                                 10.645005           10.486281               -1.49%              10,372        2000
                                 10.676123           10.645005               -0.29%               1,871        1999
                                 10.000000           10.676123                6.76%                  47       1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Van Kampen GVIT             10.232526           11.884888               16.15%              38,680        2004
Comstock Value Fund:              7.875820           10.232526               29.92%              20,730        2003
Class I - Q/NQ                   10.643778            7.875820              -26.01%               3,900        2002
                                 12.258057           10.643778              -13.17%               2,615        2001
                                 13.873607           12.258057              -11.64%               8,705        2000
                                 11.844786           13.873607               17.13%               1,529        1999
                                 10.000000           11.844786               18.45%                   0        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Van Kampen GVIT             12.992190           13.681913                5.31%              27,020        2004
Multi Sector Bond Fund:          11.722912           12.992190               10.83%              17,355        2003
Class I - Q/NQ                   11.062002           11.722912                5.97%               9,900        2002
                                 10.741462           11.062002                2.98%               6,834        2001
                                 10.284262           10.741462                4.45%               4,801        2000
                                 10.244538           10.284262                0.39%               2,406        1999
                                 10.000000           10.244538                2.45%                   0       1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
J.P. Morgan Series Trust         10.000000           11.396821               13.97%               5,567       2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series -              6.218858            7.251916               16.61%             118,580        2004
Forty Portfolio: Service          5.232452            6.218858               18.85%             113,730        2003
Shares - Q/NQ                     6.296270            5.232452              -16.90%             113,820        2002
                                  8.148922            6.296270              -22.73%              98,700        2001
                                 10.000000            8.148922              -18.51%              91,068       2000*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------


--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                  PERIOD                                                       PERIOD
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series -              3.411159            3.391029               -0.59%              60,303        2004
Global Technology                 2.355896            3.411159               44.79%              66,811        2003
Portfolio: Service Shares         4.034937            2.355896              -41.61%              75,644        2002
- Q/NQ                            6.512483            4.034937              -38.04%              84,498        2001
                                 10.000000            6.512483              -34.88%              85,311       2000*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series -             10.326633           10.293165               -0.32%              16,687        2004
Global Technology                 7.100137           10.326633               45.44%              12,021        2003
Portfolio: Service II            10.000000            7.100137              -29.00%               8,324       2002*
Shares - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series -              6.046281            7.093614               17.32%              47,616        2004
International Growth              4.546506            6.046281               32.99%              52,341        2003
Portfolio: Service Shares         6.195252            4.546506              -26.61%              63,386        2002
- Q/NQ                            8.185713            6.195252              -24.32%              79,741        2001
                                 10.000000            8.185713              -18.14%              94,163       2000*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series -             10.305108           12.092621               17.35%              30,747        2004
International Growth              7.748155           10.305108               33.00%              24,793        2003
Portfolio: Service II            10.000000            7.748155              -22.52%              18,530       2002*
Shares - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Neuberger Berman Advisers        13.492463           15.446584               14.48%              13,546        2004
Management Trust - AMT           10.359099           13.492463               30.25%              13,218        2003
Guardian Portfolio - Q/NQ        14.248188           10.359099              -27.30%              13,728        2002
                                 14.635622           14.248188               -2.65%               7,791        2001
                                 14.639366           14.635622               -0.03%              16,649        2000
                                 12.885403           14.639366               13.61%               3,509        1999
                                 10.000000           12.885403               28.85%                 112       1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Neuberger Berman Advisers        10.022469            9.984412               -0.38%               3,536        2004
Management Trust - AMT           10.000000           10.022469                0.22%                 218       2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Neuberger Berman Advisers        12.901188           14.832576               14.97%              28,463        2004
Management Trust - AMT           10.190559           12.901188               26.60%              24,642        2003
Mid-Cap Growth Portfolio:        14.589932           10.190559              -30.15%              23,310        2002
Class I - Q/NQ                   19.588644           14.589932              -25.52%              19,694        2001
                                 21.412911           19.588644               -8.52%              30,569        2000
                                 14.076184           21.412911               52.12%               3,516        1999
                                 10.000000           14.076184               40.76%                   0       1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Neuberger Berman Advisers        12.047999           14.169347               17.31%              17,366        2004
Management Trust - AMT            9.022270           12.047999               33.54%              12,970        2003
Partners Portfolio - Q/NQ        12.032300            9.022270              -25.02%              11,459        2002
                                 12.527350           12.032300               -3.95%              10,753        2001
                                 12.583972           12.527350               -0.45%              13,638        2000
                                 11.856528           12.583972                6.14%               7,962        1999
                                 10.000000           11.856528               18.57%                 329       1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Neuberger Berman Advisers        10.000000           11.296531               12.97%                   0        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------


--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                  PERIOD                                                       PERIOD
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable             12.645718           14.972502               18.40%              78,060        2004
Account Funds -                  10.186018           12.645718               24.15%              76,327        2003
Oppenheimer Aggressive           14.270642           10.186018              -28.62%              68,719        2002
Growth Fund/VA:                  21.006006           14.270642              -32.06%              55,971        2001
Non-Service Shares - Q/NQ        23.939845           21.006006              -12.26%              74,162        2000
                                 13.190143           23.939845               81.50%              10,582        1999
                                 10.000000           13.190143               31.90%                  41        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable             14.790435           15.634471                5.71%             132,601        2004
Account Funds -                  11.426546           14.790435               29.44%             112,744        2003
Oppenheimer Capital              15.804639           11.426546              -27.70%              98,160        2002
Appreciation Fund/VA:            18.290036           15.804639              -13.59%              77,846        2001
Non-Service Shares - Q/NQ        18.544459           18.290036               -1.37%              64,858        2000
                                 13.243332           18.544459               40.03%              20,929        1999
                                 10.000000           13.243332               32.43%                  73        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable              9.011599           10.615063               17.79%              24,850        2004
Account Funds -                   6.374126            9.011599               41.38%              33,636        2003
Oppenheimer Global                8.281465            6.374126              -23.03%              37,732        2002
Securities Fund/VA:               9.525016            8.281465              -13.06%              19,429        2001
Non-Service Shares - Q/NQ        10.000000            9.525016               -4.75%               6,231        2000*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable             14.242986           16.781825               17.83%              42,664        2004
Account Funds -                  10.000000           14.242986               42.43%              16,465        2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable             11.952995           12.933232                8.20%              67,599        2004
Account Funds -                   9.542333           11.952995               25.26%              61,480        2003
Oppenheimer Main Street(R)         11.888126            9.542333              -19.73%              49,174        2002
Fund/VA: Non-Service             13.387444           11.888126              -11.20%              36,289        2001
Shares - Q/NQ                    14.845060           13.387444               -9.82%              37,590        2000
                                 12.339083           14.845060               20.31%               6,994        1999
                                 10.000000           12.339083               23.39%               1,075        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Strong Opportunity Fund           9.139973           10.681090               16.86%              83,050        2004
II, Inc.: Investor Class          6.748731            9.139973               35.43%              71,761        2003
- Q/NQ                            9.329375            6.748731              -27.66%              59,483        2002
                                  9.801555            9.329375               -4.82%              28,840        2001
                                 10.000000            9.801555               -1.98%               2,865        2000*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
The Universal                    23.828896           25.924994                8.80%               3,956        2004
Institutional Funds, Inc.        18.852711           23.828896               26.40%               3,298        2003
- Emerging Markets Debt          17.461708           18.852711                7.97%               2,315        2002
Portfolio: Class I - Q/NQ        16.045362           17.461708                8.83%                 621        2001
                                 14.471756           16.045362               10.11%                 654        2000
                                 11.394055           14.471756               27.01%                 301        1999
                                 10.000000           11.394055               13.94%                   0        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
The Universal                    10.245194           11.888377               16.04%                   0        2004
Institutional Funds, Inc.         8.134101           10.245194               25.95%                   0        2003
- International Magnum           10.000000            8.134101              -18.66%                   0        2002*
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------


--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                  PERIOD                                                       PERIOD
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
The Universal                     5.745246            6.905710               20.20%              47,958        2004
Institutional Funds, Inc.         4.099757            5.745246               40.14%              41,400        2003
- Mid Cap Growth                  6.024685            4.099757              -31.95%              35,804        2002
Portfolio: Class I - Q/NQ         8.622944            6.024685              -30.13%              18,240        2001
                                 10.000000            8.622944              -13.77%               3,638        2000*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
The Universal                    18.218831           24.563964               34.83%              31,046        2004
Institutional Funds, Inc.        13.402911           18.218831               35.93%              19,841        2003
- U.S. Real Estate               13.666427           13.402911               -1.93%              12,821        2002
Portfolio: Class I - Q/NQ        12.587517           13.666427                8.57%               4,485        2001
                                 12.105635           12.587517                3.98%               2,589        2000*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Van Eck Worldwide                10.000000           12.631088               26.31%               2,832        2004*
Insurance Trust:
Worldwide Emerging
Markets Fund: Class R -
Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Van Eck Worldwide                20.406985           25.395192               24.44%               4,217        2004
Insurance Trust -                13.388854           20.406985               52.42%               5,371        2003
Worldwide Emerging               13.949511           13.388854               -4.02%               4,818        2002
Markets Fund: Initial            14.373141           13.949511               -2.95%               3,458        2001
Class - Q/NQ                     25.010854           14.373141              -42.53%               3,299        2000
                                 12.632701           25.010854               97.99%               1,078        1999
                                 10.000000           12.632701               26.33%                   0        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Van Eck Worldwide                10.000000           12.488115               24.88%               2,996        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Van Eck Worldwide                15.896223           19.520708               22.80%               6,721        2004
Insurance Trust -                11.106735           15.896223               43.12%               7,222        2003
Worldwide Hard Assets            11.563707           11.106735               -3.95%               2,034        2002
Fund: Initial Class - Q/NQ       13.063519           11.563707              -11.48%                 566        2001
                                 11.862189           13.063519               10.13%                 448        2000
                                  9.917280           11.862189               19.61%                 620        1999
                                 10.000000            9.917280               -0.83%                   0        1998*
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------
--------------------------- ------------------- ------------------- -------------------- ------------------- ----------

--------------------------- ------------------- ------------------- -------------------- ------------------- ----------


                                  ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.20%)
                      (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE           UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
AIM Variable Insurance           10.448966           12.801831              22.52%                   0         2004
Funds - AIM V.I.                  8.194331           10.448966              27.51%                   0         2003
International Growth             10.000000            8.194331             -18.06%                   0        2002*
Fund: Series I Shares -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable        11.800602           13.173845              11.64%               8,375         2004
Portfolios, Inc. -                9.233496           11.800602              27.80%               6,834         2003
American Century VP              11.591056            9.233496             -20.34%               3,328         2002
Income & Growth Fund:            12.802086           11.591056              -9.46%               2,057         2001
Class I - Q/NQ                   14.495483           12.802086             -11.68%               4,960         2000
                                 12.431326           14.495483              16.60%                 791         1999
                                 10.000000           12.431326              24.31%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         9.835624           11.167883              13.55%                 900         2004
Portfolios, Inc. -                7.995327            9.835624              23.02%               1,042         2003
American Century VP              10.162935            7.995327             -21.33%               2,746         2002
International Fund: Class        14.524713           10.162935             -30.03%               2,588         2001
I- Q/NQ                          17.674116           14.524713             -17.82%               3,715         2000
                                 10.904652           17.674116              62.08%                 371         1999
                                 10.000000           10.904652               9.05%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         9.902768           11.259425              13.70%               3,848         2004
Portfolios, Inc. -                8.049901            9.902768              23.02%               1,865         2003
American Century VP              10.000000            8.049901             -19.50%                 899        2002*
International Fund: Class
III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         9.839643           10.759422               9.35%               3,895         2004
Portfolios, Inc. -                7.973718            9.839643              23.40%               2,460         2003
American Century VP Ultra        10.000000            7.973718             -20.26%               1,886        2002*
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable        16.119499           18.208834              12.96%              12,703         2004
Portfolios, Inc. -               12.651422           16.119499              27.41%               9,816         2003
American Century VP Value        14.654697           12.651422             -13.67%               5,561         2002
Fund: Class I- Q/NQ              13.147862           14.654697              11.46%               2,789         2001
                                 11.263216           13.147862              16.73%                 244         2000
                                 11.497731           11.263216              -2.04%                   0         1999
                                 10.000000           11.497731              14.98%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable        10.240855           10.705855               4.54%               2,809         2004
Portfolios II, Inc. -            10.000000           10.240855               2.41%               2,238        2003*
American Century VP
Inflation Protection
Fund:
Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -            11.028092           12.855886              16.57%                   0         2004
Global Small Cap                  7.559296           11.028092              45.89%                   0         2003
Portfolio - Q/NQ                 11.620449            7.559296             -34.95%                   0         2002
                                 16.482534           11.620449             -29.50%                   0         2001
                                 20.579437           16.482534             -19.91%                  64         2000
                                 12.739606           20.579437              61.54%                   0         1999
                                 10.000000           12.739606              27.40%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE           UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -             9.579453           10.859830              13.37%                   0         2004
International Focus               7.285009            9.579453              31.50%                   0         2003
Portfolio - Q/NQ                  9.206014            7.285009             -20.87%                   0         2002
                                 11.989196            9.206014             -23.21%                 281         2001
                                 16.374564           11.989196             -26.78%                 253         2000
                                 10.801619           16.374564              51.59%                   0         1999
                                 10.000000           10.801619               8.02%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -            12.371997           13.610120              10.01%                   0         2004
Large Cap Value Portfolio        10.004585           12.371997              23.66%                   0         2003
- Q/NQ                           13.167262           10.004585             -24.02%                   0         2002
                                 13.203287           13.167262              -0.27%                   0         2001
                                 12.269490           13.203287               7.61%                   0         2000
                                 11.688738           12.269490               4.97%                   0         1999
                                 10.000000           11.688738              16.89%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Investment               10.364013           12.480627              20.42%              14,823         2004
Portfolios - Small Cap            7.613403           10.364013              36.13%              11,487         2003
Stock Index Portfolio:           10.000000            7.613403             -23.87%               1,628        2002*
Service Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Socially                  9.635655           10.111287               4.94%               4,352         2004
Responsible Growth Fund,          7.739942            9.635655              24.49%               6,304         2003
Inc.: Initial Shares -           11.025487            7.739942             -29.80%               6,369         2002
Q/NQ                             14.414394           11.025487             -23.51%               5,669         2001
                                 16.397708           14.414394             -12.10%              20,209         2000
                                 12.758878           16.397708              28.52%               1,478         1999
                                 10.000000           12.758878              27.59%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Stock Index Fund,        11.148445           12.186711               9.31%              27,120         2004
Inc. - Initial Shares -           8.790442           11.148445              26.82%              26,161         2003
Q/NQ                             11.460136            8.790442             -23.30%              17,236         2002
                                 13.209188           11.460136             -13.24%              11,724         2001
                                 14.736468           13.209188             -10.36%              35,346         2000
                                 12.367188           14.736468              19.16%               5,000         1999
                                 10.000000           12.367188              23.67%                  40        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Variable                 11.646776           12.087664               3.79%               3,461         2004
Investment Fund                   9.728623           11.646776              19.72%               2,716         2003
-Appreciation Portfolio:         11.823034            9.728623             -17.71%               1,950         2002
Initial Shares - Q/NQ            13.195948           11.823034             -10.40%                 945         2001
                                 13.442893           13.195948              -1.84%               7,361         2000
                                 12.207586           13.442893              10.12%                 381         1999
                                 10.000000           12.207586              22.08%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Federated Insurance              12.730457           13.033001               2.38%              17,382         2004
Series - Federated               12.313044           12.730457               3.39%              18,958         2003
Quality Bond Fund II:            11.401464           12.313044               8.00%              10,120         2002
Primary Shares - Q/NQ            10.684388           11.401464               6.71%               5,592         2001
                                  9.790385           10.684388               9.13%                  90         2000
                                 10.000000            9.790385              -2.10%                   0        1999*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE           UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                13.170455           14.493567              10.05%              31,733         2004
Insurance Products Fund -        10.236736           13.170455              28.66%              23,344         2003
VIP Equity-Income                12.483021           10.236736             -17.99%              13,812         2002
Portfolio: Service Class         13.313013           12.483021              -6.23%               9,970         2001
- Q/NQ                           12.440601           13.313013               7.01%              15,803         2000
                                 11.850451           12.440601               4.98%               1,065         1999
                                 10.000000           11.850451              18.50%                  42        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                11.407069           11.638000               2.02%              33,029         2004
Insurance Products Fund -         8.695091           11.407069              31.19%              28,668         2003
VIP Growth Portfolio:            12.608518            8.695091             -31.04%              20,977         2002
Service Class - Q/NQ             15.512519           12.608518             -18.72%              16,500         2001
                                 17.653733           15.512519             -12.13%              19,961         2000
                                 13.015101           17.653733              35.64%               3,601         1999
                                 10.000000           13.015101              30.15%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 9.477262           10.250064               8.15%              10,578         2004
Insurance Products Fund -         7.554754            9.477262              25.45%               9,199         2003
VIP High Income                   7.379494            7.554754               2.37%               5,816         2002
Portfolio: Service Class          8.478210            7.379494             -12.96%               5,006         2001
- Q/NQ                           11.087928            8.478210             -23.54%               5,870         2000
                                 10.384114           11.087928               6.78%                 952         1999
                                 10.000000           10.384114               3.84%                  48        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                11.000744           12.334722              12.13%               1,030         2004
Insurance Products Fund -         7.775040           11.000744              41.49%               1,031         2003
VIP Overseas Portfolio:           9.879361            7.775040             -21.30%               1,036         2002
Service Class - Q/NQ             12.702222            9.879361             -22.22%               1,116         2001
                                 15.900927           12.702222             -20.12%               2,497         2000
                                 11.296846           15.900927              40.76%                  81         1999
                                 10.000000           11.296846              12.97%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                10.947388           12.275838              12.13%               9,575         2004
Insurance Products Fund -         7.734738           10.947388              41.54%               6,210         2003
VIP Overseas Portfolio:          10.000000            7.734738             -22.65%               3,482        2002*
Service Class R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                13.999044           15.952706              13.96%              21,735         2004
Insurance Products Fund          11.039054           13.999044              26.81%              16,302         2003
II - VIP Contrafund(R)           12.335838           11.039054             -10.51%              10,319         2002
Portfolio: Service Class         14.247834           12.335838             -13.42%               6,426         2001
- Q/NQ                           15.457984           14.247834              -7.83%              11,548         2000
                                 12.602507           15.457984              22.66%               2,278         1999
                                 10.000000           12.602507              26.03%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                10.135570           10.446445               3.07%               3,712         2004
Insurance Products Fund          10.000000           10.135570               1.36%                 927        2003*
II - VIP Investment Grade
Bond Portfolio: Service
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE           UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 8.740750            9.245533               5.78%                 514         2004
Insurance Products Fund           6.823011            8.740750              28.11%                 515         2003
III - VIP Growth                  8.844341            6.823011             -22.85%                 457         2002
Opportunities Portfolio:         10.463173            8.844341             -15.47%                 367         2001
Service Class - Q/NQ             12.785954           10.463173             -18.17%               1,320         2000
                                 12.421717           12.785954               2.93%                 307         1999
                                 10.000000           12.421717              24.22%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                11.612918           13.078442              12.62%                 930         2004
Insurance Products Fund           7.448995           11.612918              55.90%                 390         2003
III - VIP Value                  10.000000            7.448995             -25.51%                   0        2002*
Strategies Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Franklin Templeton               10.304201           12.101957              17.45%                   0         2004
Variable Insurance                7.868033           10.304201              30.96%                   0         2003
Products Trust -                 10.000000            7.868033             -21.32%                   0        2002*
Templeton Foreign
Securities Fund: Class 1
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Dreyfus GVIT                13.800078           16.397022              18.82%                 402         2004
International Value Fund:        10.000000           13.800078              38.00%                  12        2003*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Dreyfus GVIT Mid Cap        18.094597           20.689986              14.34%              12,762         2004
Index Fund: Class I - Q/NQ       13.601153           18.094597              33.04%               9,587         2003
                                 16.253946           13.601153             -16.32%               4,952         2002
                                 16.670157           16.253946              -2.50%               1,560         2001
                                 14.644558           16.670157              13.83%                 194         2000
                                 12.257790           14.644558              19.47%                   0         1999
                                 10.000000           12.257790              22.58%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Federated GVIT High         12.375393           13.461410               8.78%               1,163         2004
Income Bond Fund: Class I        10.244088           12.375393              20.81%               1,516         2003
- Q/NQ                           10.044539           10.244088               1.99%               1,188         2002
                                  9.755865           10.044539               2.96%                  11         2001
                                 10.764664            9.755865              -9.37%                 255         2000
                                 10.558563           10.764664               1.95%                   0         1999
                                 10.000000           10.558563               5.59%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               11.128016           13.275190              19.30%                   0         2004
Emerging Markets Fund:            6.815122           11.128016              63.28%                   0         2003
Class I - Q/NQ                    8.137235            6.815122             -16.25%                   0         2002
                                  8.686950            8.137235              -6.33%                   0         2001
                                 10.000000            8.686950             -13.13%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               12.261030           14.628417              19.31%               1,193         2004
Emerging Markets Fund:            7.511024           12.261030              63.24%                 136         2003
Class III - Q/NQ                 10.000000            7.511024             -24.89%                  32        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global        12.328333           14.753814              19.67%                  20         2004
Financial Services Fund:          8.820856           12.328333              39.76%                   0         2003
Class III - Q/NQ                 10.000000            8.820856             -11.79%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE           UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global        11.413172           12.160698               6.55%                 324         2004
Health Sciences Fund:             8.445947           11.413172              35.13%                 644         2003
Class III - Q/NQ                 10.000000            8.445947             -15.54%                 620        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global         2.943564            3.033668               3.06%                   0         2004
Technology and                    1.919236            2.943564              53.37%                   0         2003
Communications Fund:              3.395066            1.919236             -43.47%                   0         2002
Class I - Q/NQ                    6.000048            3.395066             -43.42%                   0         2001
                                 10.000000            6.000048             -40.00%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global        10.934690           11.265699               3.03%                 201         2004
Technology and                    7.131516           10.934690              53.33%                 202         2003
Communications Fund:             10.000000            7.131516             -28.68%                   0        2002*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global         9.738560           12.503205              28.39%                   0         2004
Utilities Fund: Class III         7.938080            9.738560              22.68%                   0         2003
- Q/NQ                           10.000000            7.938080             -20.62%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               12.780385           13.038934               2.02%              19,831         2004
Government Bond Fund:            12.681945           12.780385               0.78%              16,761         2003
Class I - Q/NQ                   11.565612           12.681945               9.65%              12,656         2002
                                 10.914977           11.565612               5.96%               8,351         2001
                                  9.816007           10.914977              11.20%               7,814         2000
                                 10.174058            9.816007              -3.52%               1,745         1999
                                 10.000000           10.174058               1.74%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Growth         6.077202            6.494037               6.86%               5,973         2004
Fund: Class I - Q/NQ              4.633836            6.077202              31.15%               5,622         2003
                                  6.580071            4.633836             -29.58%               5,409         2002
                                  9.268169            6.580071             -29.00%               7,170         2001
                                 12.767993            9.268169             -27.41%               8,360         2000
                                 12.392954           12.767993               3.03%               4,795         1999
                                 10.000000           12.392954              23.93%               2,724        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                6.531881            7.369528              12.82%                   0         2004
International Growth              4.874649            6.531881              34.00%                   0         2003
Fund: Class I - Q/NQ              6.500996            4.874649             -25.02%                   0         2002
                                  9.222891            6.500996             -29.51%                  37         2001
                                 10.000000            9.222891              -7.77%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.392529           11.741561              12.98%                 216         2004
International Growth              7.772433           10.392529              33.71%                   1         2003
Fund: Class III - Q/NQ           10.000000            7.772433             -22.28%                   1        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.595099           10.954966               3.40%                  44         2004
Investor Destinations             9.938018           10.595099               6.61%                  42         2003
Conservative Fund: Class         10.000000            9.938018              -0.62%                 124        2002*
II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE           UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.710627           11.339678               5.87%              14,613         2004
Investor Destinations             9.534557           10.710627              12.33%                 914         2003
Moderately Conservative          10.000000            9.534557              -4.65%                 156        2002*
Fund: Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.720050           11.601416               8.22%              41,379         2004
Investor Destinations             9.037949           10.720050              18.61%              27,184         2003
Moderate Fund:                   10.000000            9.037949              -9.62%               7,931        2002*
Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.748772           11.904051              10.75%              12,249         2004
Investor Destinations             8.590418           10.748772              25.13%               4,592         2003
Moderately Aggressive            10.000000            8.590418             -14.10%               1,220        2002*
Fund: Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.733522           12.092189              12.66%               4,836         2004
Investor Destinations             8.238400           10.733522              30.29%               3,480         2003
Aggressive Fund: Class II        10.000000            8.238400             -17.62%               1,433        2002*
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Mid           11.283480           12.857985              13.95%               2,145         2004
Cap Growth Fund: Class I          8.149536           11.283480              38.46%               1,191         2003
- Q/NQ                           13.096398            8.149536             -37.77%                 349         2002
                                 19.022019           13.096398             -31.15%                 732         2001
                                 22.750997           19.022019             -16.39%               1,774         2000
                                 12.463581           22.750997              82.54%                   0         1999
                                 10.000000           12.463581              24.64%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Money         11.181852           11.137309              -0.40%              19,504         2004
Market Fund: Class I -           11.247296           11.181852              -0.58%              15,932         2003
Q/NQ                             11.247642           11.247296               0.00%              15,671         2002
                                 10.989031           11.247642               2.35%              11,696         2001
                                 10.489614           10.989031               4.76%               1,080         2000
                                 10.126097           10.489614               3.59%                 638         1999
                                 10.000000           10.126097               1.26%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.960481           11.884933               8.43%              28,853         2004
Nationwide(R) Fund: Class I         8.699902           10.960481              25.98%              25,169         2003
- Q/NQ                           10.654646            8.699902             -18.35%              20,704         2002
                                 12.230458           10.654646             -12.88%              19,568         2001
                                 12.646339           12.230458              -3.29%              21.915         2000
                                 11.968910           12.646339               5.66%               9,067         1999
                                 10.000000           11.968910              19.69%                  42        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               11.335649           13.302006              17.35%                 195         2004
Nationwide(R) Leaders Fund:         9.135134           11.335649              24.09%                  80         2003
Class III - Q/NQ                 10.000000            9.135134              -8.65%                  81        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT U.S.          11.285270           12.537575              11.10%                  10         2004
Growth Leaders Fund:              7.495072           11.285270              50.57%                   0         2003
Class III - Q/NQ                 10.000000            7.495072             -25.05%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE           UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                9.823812           11.226453              14.28%                 746         2004
Worldwide Leaders Fund:           7.307866            9.823812              34.43%                 746         2003
Class I - Q/NQ                    9.913802            7.307866             -26.29%                 671         2002
                                 12.359900            9.913802             -19.79%                 163         2001
                                 14.267173           12.359900             -13.37%                 794         2000
                                 11.747364           14.267173              21.45%                   0         1999
                                 10.000000           11.747364              17.47%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               13.575979           15.514347              14.28%                 492         2004
Worldwide Leaders Fund:          10.000000           13.575979              35.76%                 302        2003*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Cap              12.973972           14.537994              12.06%               4,057         2004
Growth Fund: Class I -            9.780139           12.973972              32.66%               3,918         2003
Q/NQ                             14.838618            9.780139             -34.09%               2,899         2002
                                 16.846010           14.838618              11.92%               2,123         2001
                                 20.338511           16.846010             -17.17%                 867         2000
                                 10.000000           20.338511             103.39%                   0        1999*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Cap Value        24.685368           28.608182              15.89%               4,292         2004
Fund: Class I - Q/NQ             15.928613           24.685368              54.98%               3,246         2003
                                 22.134881           15.928613             -28.04%               1,637         2002
                                 17.466310           22.134881              26.73%                 550         2001
                                 15.896867           17.466310               9.87%               2,393         2000
                                 12.586199           15.896867              26.30%                   0         1999
                                 10.000000           12.586199              25.86%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Company          19.296948           22.692159              17.59%               5,055         2004
Fund:                            13.850506           19.296948              39.32%               2,750         2003
Class I - Q/NQ                   16.957444           13.850506             -18.32%               2,323         2002
                                 18.398225           16.957444              -7.83%                 982         2001
                                 17.099098           18.398225               7.60%               1,578         2000
                                 12.016781           17.099098              42.29%                   0         1999
                                 10.000000           12.016781              20.17%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT J.P. Morgan GVIT            10.195536           10.928545               7.19%               4,314         2004
Balanced Fund: Class I -          8.714584           10.195536              16.99%               3,420         2003
Q/NQ                             10.059016            8.714584             -13.37%                 874         2002
                                 10.570325           10.059016              -4.84%                  52         2001
                                 10.735723           10.570325              -1.54%                 715         2000
                                 10.772545           10.735723              -0.34%                   0         1999
                                 10.000000           10.772545               7.73%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Van Kampen GVIT             10.278230           11.931935              16.09%              20,389         2004
Comstock Value Fund:              7.914998           10.278230              29.86%              16,694         2003
Class I - Q/NQ                   10.702140            7.914998             -26.04%               6,649         2002
                                 12.331560           10.702140             -13.21%                 695         2001
                                 13.963829           12.331560             -11.69%                 864         2000
                                 11.927845           13.963829              17.07%                   0         1999
                                 10.000000           11.927845              19.28%               1,552        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE           UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Van Kampen GVIT             13.251194           13.947624               5.26%               5,360         2004
Multi Sector Bond Fund:          11.962673           13.251194              10.77%               5,117         2003
Class I - Q/NQ                   11.293959           11.962673               5.92%               4,722         2002
                                 10.972282           11.293959               2.93%               2,086         2001
                                 10.510552           10.972282               4.39%                  54         2000
                                 10.475252           10.510552               0.34%                   0         1999
                                 10.000000           10.475252               4.75%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
J.P. Morgan Series Trust         10.000000           11.393010              13.93%               1,184        2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -              6.206483            7.233815              16.55%              14,551         2004
Forty Portfolio: Service          5.224689            6.206483              18.79%              13,997         2003
Shares - Q/NQ                     6.290120            5.224689             -16.94%              13,974         2002
                                  8.145127            6.290120             -22.77%              10,306         2001
                                 10.000000            8.145127             -18.55%               7,710        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -              3.404379            3.382577              -0.64%                 656         2004
Global Technology                 2.352398            3.404379              44.72%               1,138         2003
Portfolio: Service Shares         4.030994            2.352398             -41.64%               1,145         2002
- Q/NQ                            6.509446            4.030994             -38.07%               3,993         2001
                                 10.000000            6.509446             -34.91%               8,534        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -             10.317923           10.279283              -0.37%               2,807         2004
Global Technology                 7.097740           10.317923              45.37%               2,049         2003
Portfolio: Service II            10.000000            7.097740             -29.02%               1,280        2002*
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -              6.034263            7.075935              17.26%               2,035         2004
International Growth              4.539769            6.034263              32.92%               3,411         2003
Portfolio: Service Shares         6.189198            4.539769             -26.65%               3,704         2002
- Q/NQ                            8.181886            6.189198             -24.35%               4,403         2001
                                 10.000000            8.181886             -18.18%               9,133        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -             10.296399           12.076286              17.29%               3.939         2004
International Growth              7.745526           10.296399              32.93%               2,849         2003
Portfolio: Service II            10.000000            7.745526             -22.54%               1,474        2002*
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman                 12.855226           14.709611              14.43%               3,047         2004
Advisers Management               9.874844           12.855226              30.18%               2,292         2003
Trust - AMT Guardian             13.589004            9.874844             -27.33%                 897         2002
Portfolio - Q/NQ                 13.965623           13.589004              -2.70%                 496         2001
                                 13.976229           13.965623              -0.08%                 920         2000
                                 12.307946           13.976229              13.55%                 375         1999
                                 10.000000           12.307946              23.08%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman                 10.019076            9.975981              -0.43%                 630         2004
Advisers Management              10.000000           10.019076               0.19%                  25        2003*
Trust - AMT Limited
Maturity Bond
Portfolio: Class I -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE           UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers        12.527159           14.395278              14.91%              10,750         2004
Management Trust - AMT            9.900112           12.527159              26.54%              10,781         2003
Mid-Cap Growth Portfolio:        14.181298            9.900112             -30.19%               7,451         2002
Class I - Q/NQ                   19.049729           14.181298             -25.56%               6,453         2001
                                 20.834304           19.049729              -8.57%               6,471         2000
                                 13.702754           20.834304              52.04%                 315         1999
                                 10.000000           13.702754              37.03%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman                 11.981613           14.084147              17.55%                 290         2004
Advisers Management               8.977079           11.981613              33.47%                 160         2003
Trust - AMT Partners             11.978104            8.977079             -25.05%                  96         2002
Portfolio - Q/NQ                 12.477284           11.978104              -4.00%                  16         2001
                                 12.539993           12.477284              -0.50%                   9         2000
                                 11.821068           12.539993               6.08%                  75         1999
                                 10.000000           11.821068              18.21%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers        10.000000           11.292761              12.93%                 363        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable             12.394931           14.668150              18.34%               7,051         2004
Account Funds -                   9.989064           12.394931              24.09%               5,727         2003
Oppenheimer Aggressive           14.001802            9.989064             -28.66%               3,153         2002
Growth Fund/VA:                  20.620784           14.001802             -32.10%               2,627         2001
Non-Service Shares - Q/NQ        23.512658           20.620784             -12.30%               4,867         2000
                                 12.961315           23.512658              81.41%                 323         1999
                                 10.000000           12.961315              29.61%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable             14.206657           15.009784               5.65%              15,875         2004
Account Funds -                  10.981083           14.206657              29.37%              12,482         2003
Oppenheimer Capital              15.196200           10.981083             -27.74%               9,306         2002
Appreciation Fund/VA:            17.594890           15.196200             -13.63%               6,046         2001
Non-Service Shares- Q/NQ         17.848621           17.594890              -1.42%               6,301         2000
                                 12.752843           17.848621              39.96%                 889         1999
                                 10.000000           12.752843              27.53%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable              8.994884           10.590024              17.73%               4,355         2004
Account Funds -                   6.365520            8.994884              41.31%               5,662         2003
Oppenheimer Global                8.274485            6.365520             -23.07%               5,358         2002
Securities Fund/VA:               9.521827            8.274485             -13.10%                 998        2001*
Non-Service Shares- Q/NQ         10.000000            9.521827              -4.78%                 251        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable             14.238187           16.767687              17.77%              16,358         2004
Account Funds -                  10.000000           14.238187              42.38%               7,667        2003*
Oppenheimer Global
Securities Fund/VA: Class
3- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable             11.739303           12.695602               8.15%              11,474         2004
Account Funds -                   9.376475           11.739303              25.20%               9,369         2003
Oppenheimer Main Street(R)         11.687410            9.376475             -19.77%               6,675         2002
Fund/VA: Non-Service             13.168121           11.687410             -11.24%               4,691         2001
Shares- Q/NQ                     14.609212           13.168121              -9.86%               4,492         2000
                                 12.149185           14.609212              20.25%                 302         1999
                                 10.000000           12.149185              21.49%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE           UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Strong Opportunity Fund           9.123015           10.655882              16.80%              14,672         2004
II, Inc.: Investor Class          6.739605            9.123015              35.36%              12,777         2003
- Q/NQ                            9.321492            6.739605             -27.70%               7,039         2002
                                  9.798273            9.321492              -4.87%               2,154         2001
                                 10.000000            9.798273              -6.79%                  60        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                    23.781464           25.860301               8.74%                 522         2004
Institutional Funds, Inc.        18.824701           23.781464              26.33%               1,029         2003
- Emerging Markets Debt          17.444590           18.824701               7.91%                 177         2002
Portfolio: Class I - Q/NQ        16.037786           17.444590               8.77%                   0         2001
                                 14.572201           16.037786              10.06%                   3         2000
                                 11.400149           14.572201              27.82%                   0         1999
                                 10.000000           11.400149              14.00%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                    10.236551           11.872350              15.98%                   0         2004
institutional Funds, Inc.         8.131339           10.236551              25.89%                   0         2003
- International Magnum           10.000000            8.131339             -18.69%                   0        2002*
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                     5.734597            6.889420              20.14%               2,704         2004
Institutional Funds, Inc.         4.094230            5.734597              40.07%               2,241         2003
- Mid Cap Growth                  6.019598            4.094230             -31.98%                 611         2002
Portfolio: Class I - Q/NQ         8.620055            6.019598             -30.17%                 174         2001
                                 10.000000            8.620055             -13.80%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                    18.750068           25.267437              34.76%               6,965         2004
Institutional Funds, Inc.        13.800701           18.750068              35.86%               5,620         2003
- U.S. Real Estate               14.079160           13.800701              -1.98%               3,477         2002
Portfolio: Class I - Q/NQ        12.974262           14.079160               8.52%                   2         2001
                                 12.479280           12.974262               3.97%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                10.000000           12.626866              26.27%                 289        2004*
Insurance Trust:
Worldwide Emerging
Markets Fund: Class R -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                19.499977           24.254218              24.38%                 156         2004
Insurance Trust -                12.800242           19.499977              52.34%                 424         2003
Worldwide Emerging               13.343009           12.800242              -4.07%                 306         2002
Markets Fund: Initial            13.755231           13.343009              -3.00%                 114         2001
Class - Q/NQ                     23.947713           13.755231             -42.56%                  64         2000
                                 12.101814           23.947713              97.89%                  10         1999
                                 10.000000           12.101814              21.02%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                10.000000           12.483933              24.84%                   0        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                16.917457           20.764275              22.74%                   8         2004
Insurance Trust -                11.826254           16.917457              43.05%                   8         2003
Worldwide Hard Assets            12.319065           11.826254              -4.00%                   8         2002
Fund: Initial Class - Q/NQ       13.923943           12.319065             -11.53%                  32         2001
                                 12.649846           13.923943              10.07%                  32         2000
                                 10.581149           12.649846              19.55%                  48         1999
                                 10.000000           10.581149               5.81%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


                                  ADDITIONAL CONTRACT OPTIONS ELECTED(TOTAL 1.25%)
                (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF       PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                               BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                  PERIOD
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance           10.440136           12.784541              22.46%                    0        2004
Funds - AIM V.I.                  8.191550           10.440136              27.45%                    0        2003
International Growth             10.000000            8.191550             -18.08%                    0        2002*
Fund: Series I Shares -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
American Century Variable        11.768787           13.131678              11.58%                1,478        2004
Portfolios, Inc. -                9.213262           11.768787              27.74%                1,535        2003
American Century VP              11.571520            9.213262             -20.38%                1,292        2002
Income & Growth Fund:            12.787029           11.571520              -9.51%                2,803        2001
Class I- Q/NQ                    14.485724           12.787029             -11.73%                6,678        2000
                                 12.429254           14.485724              16.55%                1,349        1999
                                 10.000000           12.429254              24.29%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
American Century Variable         9.809129           11.132159              13.49%                  206        2004
Portfolios, Inc. -                7.977821            9.809129              22.95%                  255        2003
American Century VP              10.145818            7.977821             -21.37%                  257        2002
International Fund: Class        14.507647           10.145818             -30.07%                  673        2001
I- Q/NQ                          17.662250           14.507647             -17.86%                1,003        2000
                                 10.902825           17.662250              62.00%                  914        1999
                                 10.000000           10.902825               9.03%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
American Century Variable         9.894401           11.244214              13.64%                  250        2004
Portfolios, Inc. -                8.047171            9.894401              22.96%                  210        2003
American Century VP              10.000000            8.047171              19.53%                    0        2002*
International Fund: Class
III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
American Century Variable         9.831340           10.744913               9.29%                  196        2004
Portfolios, Inc. -                7.971013            9.831340              23.34%                    0        2003
American Century VP Ultra        10.000000            7.971013             -20.29%                    0        2002*
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
American Century Variable        16.076066           18.150582              12.90%                4,461        2004
Portfolios, Inc. -               12.623723           16.076066              27.35%                2,488        2003
American Century VP Value        14.630021           12.623723             -13.71%                2,157        2002
Fund: Class I- Q/NQ              13.132406           14.630021              11.40%                1,011        2001
                                 11.255628           13.132406              16.67%                  431        2000
                                 11.495807           11.255628              -2.09%                    0        1999
                                 10.000000           11.495807              14.96%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
American Century Variable        10.237378           10.696844               4.49%                3,653        2004
Portfolios II, Inc. -            10.000000           10.237378               2.37%                    0        2003*
American Century VP
Inflation Protection
Fund:
Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Credit Suisse Trust -            10.998332           12.814703              16.51%                    0        2004
Global Small Cap                  7.542705           10.998332              45.81%                    0        2003
Portfolio - Q/NQ                 11.600830            7.542705             -34.98%                    0        2002
                                 16.463131           11.600830             -29.53%                    0        2001
                                 20.565582           16.463131             -19.95%                    0        2000
                                 12.737475           20.565582              61.46%                    0        1999
                                 10.000000           12.737475              27.37%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------


--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF       PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                               BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                  PERIOD
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Credit Suisse Trust -             9.553616           10.825062              13.31%                    0        2004
International Focus               7.269038            9.553616              31.43%                    0        2003
Portfolio - Q/NQ                  9.190492            7.269038             -20.91%                    0        2002
                                 11.975093            9.190492             -23.25%                    0        2001
                                 16.363554           11.975093             -26.82%                  193        2000
                                 10.799816           16.363554              51.52%                    0        1999
                                 10.000000           10.799816               8.00%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Credit Suisse Trust -            12.338645           13.566563               9.95%                  102        2004
Large Cap Value Portfolio         9.982657           12.338645              23.60%                  102        2003
- Q/NQ                           13.145064            9.982657             -24.06%                  102        2002
                                 13.187744           13.145064              -0.32%                  102        2001
                                 12.261224           13.187744               7.56%                  514        2000
                                 11.686779           12.261224               4.92%                   39        1999
                                 10.000000           11.686779              16.87%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment               10.355238           12.463747              20.36%                  130        2004
Portfolios - Small Cap            7.610820           10.355238              36.06%                   71        2003
Stock Index Portfolio:           10.000000            7.610820             -23.89%                    0        2002*
Service Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Socially                  9.609681           10.078937               4.88%                3,461        2004
Responsible Growth Fund,          7.722981            9.609681              24.43%                3,169        2003
Inc.: Initial Shares -           11.006915            7.722981             -29.84%                3,044        2002
Q/NQ                             14.397461           11.006915             -23.55%                3,370        2001
                                 16.386683           14.397461             -12.14%               16,017        2000
                                 12.756741           16.386683              28.46%                1,022        1999
                                 10.000000           12.756741              27.57%                  143        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,        11.118412           12.147726               9.26%               27,379        2004
Inc. - Initial Shares -           8.771190           11.118412              26.76%               19,565        2003
Q/NQ                             11.440825            8.771190             -23.33%                7,448        2002
                                 13.193664           11.440825             -13.29%                5,291        2001
                                 14.726559           13.193664             -10.41%               49,636        2000
                                 12.365124           14.726559              19.10%                2,174        1999
                                 10.000000           12.365124              23.65%                1,241        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Variable                 11.615394           12.049000               3.73%                1,929        2004
Investment Fund                   9.707308           11.615394              19.66%                  832        2003
-Appreciation Portfolio:         11.803122            9.707308             -17.76%                  668        2002
Initial Shares - Q/NQ            13.180436           11.803122             -10.45%                  535        2001
                                 13.433832           13.180436              -1.89%                6,698        2000
                                 12.205549           13.433832              10.06%                  533        1999
                                 10.000000           12.205549              22.06%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance              12.700446           12.995693               2.32%                5,854        2004
Series - Federated               12.290233           12.700446               3.34%                4,933        2003
Quality Bond Fund II:            11.386105           12.290233               7.94%                2,887        2002
Primary Shares - Q/NQ            10.675429           11.386105               6.66%                2,130        2001
                                  9.787093           10.675429               9.08%                    0        2000
                                 10.000000            9.787093              -2.13%                    0        1999*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------


--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF       PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                               BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                  PERIOD
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                13.134952           14.447194               9.99%                5,586        2004
Insurance Products Fund -        10.214304           13.134952              28.59%                2,858        2003
VIP Equity-Income                12.462000           10.214304             -18.04%                1,738        2002
Portfolio: Service Class         13.297371           12.462000              -6.28%                  409        2001
- Q/NQ                           12.432231           13.297371               6.96%               13,086        2000
                                 11.848469           12.432231               4.93%                  931        1999
                                 10.000000           11.848469              18.48%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                11.376316           11.600743               1.97%                5,866        2004
Insurance Products Fund -         8.676036           11.376316              31.12%                3,262        2003
VIP Growth Portfolio:            12.587267            8.676036             -31.07%                7,401        2002
Service Class - Q/NQ             15.494279           12.587267             -18.76%                7,064        2001
                                 17.641868           15.494279             -12.17%               13,369        2000
                                 13.012933           17.641868              35.57%               12,669        1999
                                 10.000000           13.012933              30.13%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 9.451656           10.217205               8.10%                5,303        2004
Insurance Products Fund -         7.538157            9.451656              25.38%                2,049        2003
VIP High Income                   7.367024            7.538157               2.32%                4,491        2002
Portfolio: Service Class          8.468211            7.367024             -13.00%                7,918        2001
- Q/NQ                           11.080460            8.468211             -23.58%                3,610        2000
                                 10.382374           11.080460               6.72%                1,184        1999
                                 10.000000           10.382374               3.82%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                10.971102           12.295261              12.07%                  316        2004
Insurance Products Fund -         7.757996           10.971102              41.42%                  317        2003
VIP Overseas Portfolio:           9.862700            7.757996             -21.34%                  318        2002
Service Class - Q/NQ             12.687275            9.862700             -22.26%                  622        2001
                                 15.890221           12.687275             -20.16%                  541        2000
                                 11.294949           15.890221              40.68%                    0        1999
                                 10.000000           11.294949              12.95%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                10.938143           12.259263              12.08%                  602        2004
Insurance Products Fund -         7.732121           10.938143              41.46%                  266        2003
VIP Overseas Portfolio:          10.000000            7.732121             -22.68%                   83        2002*
Service Class R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                13.961332           15.901687              13.90%                5,885        2004
Insurance Products Fund          11.014882           13.961332              26.75%                4,658        2003
II - VIP Contrafund(R)           12.315058           11.014882             -10.56%                3,625        2002
Portfolio: Service Class         14.231074           12.315058             -13.46%                2,729        2001
- Q/NQ                           15.447579           14.231074              -7.88%                9,433        2000
                                 12.600399           15.447579              22.60%                  459        1999
                                 10.000000           12.600399              26.00%                    0        1998
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                10.132142           10.437626               3.01%                2,930        2004
Insurance Products Fund          10.000000           10.132142               1.32%                  329        2003*
II - VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------


--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF       PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                               BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                  PERIOD
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 8.717183            9.215932               5.72%                  779        2004
Insurance Products Fund           6.808058            8.717183              28.04%                  851        2003
III - VIP Growth                  8.829438            6.808058             -22.89%                  852        2002
Opportunities Portfolio:         10.450878            8.829438             -15.51%                1,240        2001
Service Class - Q/NQ             12.777351           10.450878             -18.21%                1,454        2000
                                 12.419643           12.777351               2.88%                1,100        1999
                                 10.000000           12.419643              24.20%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                11.603120           13.060805              12.56%                  199        2004
Insurance Products Fund           7.446470           11.603120              55.82%                   45        2003
III - VIP Value                  10.000000            7.446470             -25.54%                    0        2002*
Strategies Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton               10.295503           12.085622              17.39%                    0        2004
Variable Insurance                7.865374           10.295503              30.90%                    0        2003
Products Trust -                 10.000000            7.865374             -21.35%                    0        2002*
Templeton Foreign
Securities Fund: Class 1
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                13.795416           16.383193              18.76%                  145        2004
International Value Fund:        10.000000           13.795416              37.95%                    0        2003*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap        18.045837           20.623786              14.29%                1,843        2004
Index Fund: Class I - Q/NQ       13.571367           18.045837              32.97%                1,303        2003
                                 16.226571           13.571367             -16.36%                  901        2002
                                 16.650563           16.226571              -2.55%                  569        2001
                                 14.634711           16.650563              13.77%                  263        2000
                                 12.255745           14.634711              19.41%                    0        1999
                                 10.000000           12.255745              22.56%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Federated GVIT High         12.342012           13.418308               8.72%                  360        2004
Income Bond Fund: Class I        10.221629           12.342012              20.74%                  106        2003
- Q/NQ                           10.027593           10.221629               1.94%                   48        2002
                                  9.744373           10.027593               2.91%                   48        2001
                                 10.757403            9.744373              -9.42%                   76        2000
                                 10.556787           10.757403               1.90%                    0        1999
                                 10.000000           10.556787               5.57%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT               11.109704           13.246644              19.23%                   48        2004
Emerging Markets Fund:            6.807349           11.109704              63.20%                   48        2003
Class I - Q/NQ                    8.132085            6.807349             -16.29%                   48        2002
                                  8.685889            8.132085              -6.38%                    0        2001
                                 10.000000            8.685889             -13.14%                    0        2000*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT               12.250675           14.608663              19.25%                  718        2004
Emerging Markets Fund:            7.508471           12.250675              63.16%                  253        2003
Class III - Q/NQ                 10.000000            7.508471             -24.92%                   88        2002*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Global        12.316294           14.731957              19.61%                   17        2004
Financial Services Fund:          8.816690           12.316294              39.69%                    3        2003
Class III - Q/NQ                 10.000000            8.816690             -11.83%                    0        2002*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------


--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF       PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                               BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                  PERIOD
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Global        11.402022           12.142666               6.50%                   12        2004
Health Sciences Fund:             8.441957           11.402022              35.06%                    0        2003
Class III - Q/NQ                 10.000000            8.441957             -15.58%                    0        2002*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Global         2.938715            3.027146               3.01%                    0        2004
Technology and                    1.917037            2.938715              53.29%                    0        2003
Communications Fund:              3.392912            1.917037             -43.50%                    0        2002
Class I - Q/NQ                    5.999315            3.392912             -43.45%                    0        2001
                                 10.000000            5.999315             -40.01%                    0        2000*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Global        10.925455           11.250482               2.97%                   13        2004
Technology and                    7.129086           10.925455              53.25%                    2        2003
Communications Fund:             10.000000            7.129086             -28.71%                    0        2002*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Global         9.729024           12.484648              28.32%                    0        2004
Utilities Fund: Class III         7.934323            9.729024              22.62%                    0        2003
- Q/NQ                           10.000000            7.934323             -20.66%                    0        2002*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT               12.745923           12.997203               1.97%                6,306        2004
Government Bond Fund:            12.654152           12.745923               0.73%                5,684        2003
Class I - Q/NQ                   11.546116           12.654152               9.60%                6,260        2002
                                 10.902126           11.546116               5.91%                3,836        2001
                                  9.809384           10.902126              11.14%                5,096        2000
                                 10.172348            9.809384              -3.57%                1,838        1999
                                 10.000000           10.172348               1.72%                  189        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Growth         6.060807            6.473239               6.80%                1,554        2004
Fund: Class I - Q/NQ              4.623680            6.060807              31.08%                1,695        2003
                                  6.568981            4.623680             -29.61%                1,092        2002
                                  9.257262            6.568981             -29.04%                2,361        2001
                                 12.759041            9.257262             -27.45%                3,274        2000
                                 12.390885           12.759041               2.97%                3,720        1999
                                 10.000000           12.390885              23.91%                  155        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                6.521138            7.353676              12.77%                   77        2004
International Growth              4.869101            6.521138              33.93%                   77        2003
Fund: Class I - Q/NQ              6.496891            4.869101             -25.05%                   78        2002
                                  9.221767            6.496891             -29.55%                   78        2001
                                 10.000000            9.221767              -7.78%                    0        2000*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT               10.383768           11.725727              12.92%                  104        2004
International Growth              7.769802           10.383768              33.64%                   96        2003
Fund:                            10.000000            7.769802             -22.30%                    0        2002*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Investor      10.584735           10.938716               3.34%                    0        2004
Destinations Conservative         9.933326           10.584735               6.56%                    0        2003
Fund: Class II - Q/NQ            10.000000            9.933326              -0.67%                    0        2002*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------


--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF       PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                               BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                  PERIOD
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Investor      10.700165           11.322864               5.82%                2,208        2004
Destinations Moderately           9.530058           10.700165              12.28%                  416        2003
Conservative Fund: Class II      10.000000            9.530058              -4.70%                  179        2002*
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT               10.709575           11.584213               8.17%                1,400        2004
Investor Destinations             9.033690           10.709575              18.55%                  604        2003
Moderate Fund:                   10.000000            9.033690              -9.66%                1,525        2002*
Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT               10.738253           11.886380              10.69%                3,549        2004
Investor Destinations             8.586354           10.738253              25.06%                1,856        2003
Moderately Aggressive            10.000000            8.586354             -14.14%                    0        2002*
Fund: Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT               10.723013           12.074239              12.60%                1,920        2004
Investor Destinations             8.234496           10.723013              30.22%                  414        2003
Aggressive Fund: Class II        10.000000            8.234496             -17.66%                  122        2002*
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Mid           11.253065           12.816839              13.90%                  888        2004
Cap Growth Fund: Class I          8.131671           11.253065              38.39%                  739        2003
- Q/NQ                           13.074320            8.131671             -37.80%                  562        2002
                                 18.999657           13.074320             -31.19%                  351        2001
                                 22.735718           18.999657             -16.43%                2,335        2000
                                 12.461498           22.735718              82.45%                    0        1999
                                 10.000000           12.461498              24.61%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money         11.151696           11.101653              -0.45%                3,589        2004
Market Fund: Class I -           11.222643           11.151696              -0.63%                4,262        2003
Q/NQ                             11.228670           11.222643              -0.05%                3,938        2002
                                 10.976083           11.228670               2.30%                2,497        2001
                                 10.482530           10.976083               4.71%               12,384        2000
                                 10.124383           10.482530               3.54%                5,425        1999
                                 10.000000           10.124383               1.24%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT               10.930890           11.846853               8.38%                7,280        2004
Nationwide(R) Fund: Class I         8.680809           10.930890              25.92%                6,527        2003
- Q/NQ                           10.636664            8.680809             -18.39%                5,814        2002
                                 12.216049           10.636664             -12.93%                6,650        2001
                                 12.637807           12.216049              -3.34%               30,027        2000
                                 11.966903           12.637807               5.61%                6,161        1999
                                 10.000000           11.966903              19.67%                  321        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT               11.324577           13.282289              17.29%                    4        2004
Nationwide(R) Leaders Fund:         9.130827           11.324577              24.03%                    0        2003
Class III - Q/NQ                 10.000000            9.130827              -8.69%                    0        2002*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT U.S.          11.274248           12.518987              11.04%                   19        2004
Growth Leaders Fund:              7.491533           11.274248              50.49%                    3        2003
Class III - Q/NQ                 10.000000            7.491533             -25.08%                    0        2002*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------


--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF       PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                               BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                  PERIOD
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                9.797330           11.190533              14.22%                   83        2004
Worldwide Leaders Fund:           7.291847            9.797330              34.36%                   84        2003
Class I - Q/NQ                    9.897097            7.291847             -26.32%                   84        2002
                                 12.345376            9.897097             -19.83%                   85        2001
                                 14.257588           12.345376             -13.41%                  200        2000
                                 11.745400           14.257588              21.39%                   77        1999
                                 10.000000           11.745400              17.45%                  155        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT               13.571411           15.501292              14.22%                    0        2004
Worldwide Leaders Fund:          10.000000           13.571411              35.71%                    0        2003*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap              12.943374           14.496373              12.00%                1,037        2004
Growth Fund: Class I -            9.762003           12.943374              32.59%                  931        2003
Q/NQ                             14.818626            9.762003             -34.12%                  748        2002
                                 16.831886           14.818626             -11.96%                  967        2001
                                 20.331712           16.831886             -17.21%                  270        2000
                                 10.000000           20.331712             103.32%                    0        1999*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value        24.618843           28.516666              15.83%                1,674        2004
Fund: Class I - Q/NQ             15.893715           24.618843              54.90%                1,457        2003
                                 22.097595           15.893715             -28.07%                1,158        2002
                                 17.445777           22.097595              26.66%                  818        2001
                                 15.886176           17.445777               9.82%                 3393        2000
                                 12.584102           15.886176              26.24%                   43        1999
                                 10.000000           12.584102              25.84%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company          19.244942           22.619557              17.54%                1,880        2004
Fund: Class I - Q/NQ             13.820149           19.244942              39.25%                1,208        2003
                                 16.928867           13.820149             -18.36%                  948        2002
                                 18.376589           16.928867              -7.88%                  667        2001
                                 17.087592           18.376589               7.54%                  533        2000
                                 12.014774           17.087592              42.22%                    0        1999
                                 10.000000           12.014774              20.15%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT J.P. Morgan GVIT            10.168075           10.893591               7.14%                  299        2004
Balanced Fund: Class I -          8.695502           10.168075              16.93%                  121        2003
Q/NQ                             10.042076            8.695502             -13.41%                  122        2002
                                 10.557899           10.042076              -4.89%                  122        2001
                                 10.728485           10.557899              -1.59%                  911        2000
                                 10.770735           10.728485              -0.39%                  122        1999
                                 10.000000           10.770735               7.71%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Van Kampen GVIT             10.250526           11.893755              16.03%                2,973        2004
Comstock Value Fund:              7.897653           10.250526              29.79%                1,628        2003
Class I - Q/NQ                   10.684106            7.897653             -26.08%                1,488        2002
                                 12.317063           10.684106             -13.26%                1,303        2001
                                 13.954430           12.317063             -11.73%                  338        2000
                                 11.925844           13.954430              17.01%                    0        1999
                                 10.000000           11.925844              19.26%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------


--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF       PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                               BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                  PERIOD
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Van Kampen GVIT             13.215501           13.903003               5.20%                5,696        2004
Multi Sector Bond Fund:          11.936481           13.215501              10.72%                2,305        2003
Class I - Q/NQ                   11.274938           11.936481               5.87%                2,321        2002
                                 10.959378           11.274938               2.88%                2,061        2001
                                 10.503468           10.959378               4.34%                    9        2000
                                 10.473496           10.503468               0.29%                    0        1999
                                 10.000000           10.473496               4.73%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
J.P. Morgan Series Trust         10.000000           11.389202              13.89%                  683        2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              6.194175            7.215824              16.49%                4,919        2004
Forty Portfolio: Service          5.216955            6.194175              18.73%                3,336        2003
Shares - Q/NQ                     6.283990            5.216955             -16.98%                1,954        2002
                                  8.141323            6.283990             -22.81%                1,048        2001
                                 10.000000            8.141323             -18.59%                5,602        2000*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              3.397584            3.374104              -0.69%                  896        2004
Global Technology                 2.348897            3.397584              44.65%                  899        2003
Portfolio: Service Shares         4.027049            2.348897             -41.67%                  902        2002
- Q/NQ                            6.506406            4.027049             -38.11%                  852        2001
                                 10.000000            6.506406             -34.94%                2,872        2000*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -             10.309227           10.265417              -0.42%                  285        2004
Global Technology                 7.095326           10.309227              45.30%                  191        2003
Portfolio: Service II            10.000000            7.095326             -29.05%                   82        2002*
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              6.022291            7.058336              17.20%                3,172        2004
International Growth              4.533041            6.022291              32.85%                3,291        2003
Portfolio: Service Shares         6.183160            4.533041             -26.69%                3,518        2002
- Q/NQ                            8.178071            6.183160             -24.39%                3,956        2001
                                 10.000000            8.178071             -18.22%                4,422        2000*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -             10.287726           12.060003              17.23%                5,232        2004
International Growth              7.742909           10.287726              32.87%                3,644        2003
Portfolio: Service II            10.000000            7.742909             -22.57%                2,269        2002*
Shares Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers        12.820605           14.662576              14.37%                1,235        2004
Management Trust - AMT            9.853218           12.820605              30.12%                1,077        2003
Guardian Portfolio - Q/NQ        13.566133            9.853218             -27.37%                  853        2002
                                 13.949218           13.566133              -2.75%                  499        2001
                                 13.966839           13.949218              -0.13%                1,332        2000
                                 12.305897           13.966839              13.50%                   98        1999
                                 10.000000           12.305897              23.06%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers        10.015684            9.967544              -0.48%                    0        2004
Management Trust - AMT           10.000000           10.015684               0.16%                    0        2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------


--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF       PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                               BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                  PERIOD
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers        12.493396           14.349215              14.85%                1,037        2004
Management Trust - AMT            9.878424           12.493396              26.47%                  908        2003
Mid Cap Growth Portfolio:        14.157405            9.878424             -30.22%                  699        2002
Class I - Q/NQ                   19.027345           14.157405             -25.59%                  645        2001
                                 20.820318           19.027345              -8.61%                2,241        2000
                                 13.700471           20.820318              51.97%                   32        1999
                                 10.000000           13.700471              37.00%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers        11.949322           14.039079              17.49%                  601        2004
Management Trust - AMT            8.957418           11.949322              33.40%                  510        2003
Partners Portfolio - Q/NQ        11.957935            8.957418             -25.09%                  436        2002
                                 12.462618           11.957935              -4.05%                  298        2001
                                 12.531553           12.462618              -0.55%                  269        2000
                                 11.819096           12.531553               6.03%                  914        1999
                                 10.000000           11.819096              18.19%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers        10.552559           11.804504              11.86%                    0        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable             12.361526           14.621223              18.28%                3,496        2004
Account Funds -                   9.967175           12.361526              24.02%                3,101        2003
Oppenheimer Aggressive           13.978216            9.967175             -28.69%                2,796        2002
Growth Fund/VA:                  20.596567           13.978216             -32.13%                2,062        2001
Non-Service Shares - Q/NQ        23.496887           20.596567             -12.34%                4,582        2000
                                 12.959156           23.496887              81.31%                  235        1999
                                 10.000000           12.959156              29.59%                  147        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable             14.168379           14.961776               5.60%                5,768        2004
Account Funds -                  10.957031           14.168379              29.31%                4,909        2003
Oppenheimer Capital              15.170607           10.957031             -27.77%                5,004        2002
Appreciation Fund/VA:            17.574219           15.170607             -13.68%                3,521        2001
Non-Service Shares - Q/NQ        17.836627           17.574219              -1.47%               10,053        2000
                                 12.750719           17.836627              39.89%                  613        1999
                                 10.000000           12.750719              27.51%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              8.978200           10.565033              17.67%                2,754        2004
Account Funds -                   6.356923            8.978200              41.23%                2,757        2003
Oppenheimer Global                8.267491            6.356923             -23.11%                3,318        2002
Securities Fund/VA:               9.518646            8.267491             -13.14%                1,596        2001
Non-Service Shares - Q/NQ        10.000000            9.518646              -4.81%                  267        2000*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable             14.233382           16.753552              17.71%                3,064        2004
Account Funds -                  10.000000           14.233382              42.33%                1,098        2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable             11.707682           12.654982               8.09%                2,324        2004
Account Funds -                   9.355937           11.707682              25.14%                  720        2003
Oppenheimer Main Street(R)         11.667724            9.355937             -19.81%                  592        2002
Fund/VA: Non-Service             13.152642           11.667724             -11.29%                1,031        2001
Shares - Q/NQ                    14.599387           13.152642              -9.91%                5,369        2000
                                 12.147153           14.599387              20.19%                  181        1999
                                 10.000000           12.147153              21.47%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------


--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                 ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF       PERIOD
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                               BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                  PERIOD
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Strong Opportunity Fund           9.106093           10.630738              16.74%                2,690        2004
II, Inc.: Investor Class          6.730519            9.106093              35.30%                1,904        2003
- Q/NQ                            9.313641            6.730519             -27.73%                1,013        2002
                                  9.795001            9.313641              -4.91%                  183        2001
                                 10.000000            9.795001              -2.05%                    0        2000*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                    23.717411           25.777598               8.69%                  197        2004
Institutional Funds, Inc.        18.783491           23.717411              26.27%                  192        2003
- Emerging Markets Debt          17.415214           18.783491               7.86%                  173        2002
Portfolio: Class I- Q/NQ         16.018934           17.415214               8.72%                  152        2001
                                 14.562396           16.018934              10.00%                  128        2000
                                 11.398245           14.562396              27.76%                  109        1999
                                 10.000000           11.398245              13.98%                  154        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                    10.227893           11.856303              15.92%                    0        2004
Institutional Funds, Inc.         8.128587           10.227893              25.83%                    0        2003
- International Magnum           10.000000            8.128587             -18.71%                    0        2002*
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     5.723928            6.873124              20.08%                2,421        2004
Institutional Funds, Inc.         4.088676            5.723928              39.99%                1,655        2003
- Mid Cap Growth                  6.014503            4.088676             -32.02%                  769        2002
Portfolio: Class I - Q/NQ         8.617166            6.014503             -30.20%                   17        2001
                                 10.000000            8.617166             -13.83%                    0        2000*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                    18.699570           25.186652              34.69%                1,626        2004
Institutional Funds, Inc.        13.770483           18.699570              35.79%                  334        2003
- U.S. Real Estate               14.055442           13.770483              -2.03%                  273        2002
Portfolio: Class I - Q/NQ        12.959009           14.055442               8.46%                  144        2001
                                 12.466313           12.959009               3.95%                  479        2000
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Eck Worldwide                10.000000           12.622652              26.23%                    0        2004*
Insurance Trust:
Worldwide Emerging
Markets Fund: Class R -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Eck Worldwide                19.447415           24.176597              24.32%                   60        2004
Insurance Trust -                12.772187           19.447415              52.26%                   60        2003
Worldwide Emerging               13.320519           12.772187              -4.12%                   60        2002
Markets Fund: Initial            13.739047           13.320519              -3.05%                   60        2001
Class - Q/NQ                     23.931619           13.739047             -42.59%                   60        2000
                                 12.099788           23.931619              97.79%                   27        1999
                                 10.000000           12.099788              21.00%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Eck Worldwide                10.000000           12.479763              24.80%                    0        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Eck Worldwide                16.871845           20.697822              22.68%                   43        2004
Insurance Trust -                11.800336           16.871845              42.98%                   44        2003
Worldwide Hard Assets            12.298301           11.800336              -4.05%                   44        2002
Fund: Initial Class - Q/NQ       13.907561           12.298301             -11.57%                   44        2001
                                 12.641312           13.907561              10.02%                    0        2000
                                 10.579367           12.641312              19.49%                    0        1999
                                 10.000000           10.579367               5.79%                    0        1998*
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------
--------------------------- ------------------- ------------------- ------------------- -------------------- ----------

--------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                                    Additional Contract Options Elected
                   (Total 1.30%) (Variable account charges of 1.30% of
                   the daily net assets of the variable account)
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
AIM Variable Insurance           10.431301           12.767265              22.39%                   0         2004
Funds - AIM V.I.                  8.188770           10.431301              27.39%                   0         2003
International Growth             10.000000            8.188770             -18.11%                   0        2002*
Fund: Series I Shares -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable        11.737071           13.089671              11.52%                 808         2004
Portfolios, Inc. -                9.193080           11.737071              27.67%                 805         2003
American Century VP              11.552029            9.193080             -20.42%                 609         2002
Income & Growth Fund:            12.771997           11.552029              -9.55%               1,151         2001
Class I- Q/NQ                    14.475981           12.771997             -11.77%               9,401         2000
                                 12.427175           14.475981              16.49%               1,000         1999
                                 10.000000           12.427175              24.27%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         9.782676           11.096532              13.43%                 208         2004
Portfolios, Inc. -                7.960337            9.782676              22.89%                 208         2003
American Century VP              10.128725            7.960337             -21.41%                 208         2002
International Fund: Class        14.490593           10.128725             -30.10%                 871         2001
I- Q/NQ                          17.650383           14.490593             -17.90%               4,193         2000
                                 10.901004           17.650383              61.92%                   0         1999
                                 10.000000           10.901004               9.01%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         9.886036           11.229023              13.58%                 280         2004
Portfolios, Inc. -                8.044442            9.886036              22.89%                 184         2003
American Century VP              10.000000            8.044442             -19.56%                  67        2002*
International Fund: Class
III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         9.823019           10.730380               9.24%                   0         2004
Portfolios, Inc. -                7.968301            9.823019              23.28%                   0         2003
American Century VP Ultra        10.000000            7.968301             -20.32%                   0        2002*
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable        16.032727           18.092486              12.85%               1,567         2004
Portfolios, Inc. -               12.596055           16.032727              27.28%               1,976         2003
American Century VP Value        14.605357           12.596055             -13.76%               1,701         2002
Fund: Class I- Q/NQ              13.116946           14.605357              11.35%                 704         2001
                                 11.248045           13.116946              16.62%                 196         2000
                                 11.493876           11.248045              -2.14%                   0         1999
                                 10.000000           11.493876              14.94%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable        10.233898           10.687792               4.44%                   0         2004
Portfolios II, Inc. -            10.000000           10.233898               2.34%                   0        2003*
American Century VP
Inflation Protection
Fund:
Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -            10.968665           12.773658              16.46%                   0         2004
Global Small Cap                  7.526163           10.968665              45.74%                   0         2003
Portfolio - Q/NQ                 11.581271            7.526163             -35.01%                   1         2002
                                 16.443767           11.581271             -29.57%                 536         2001
                                 20.551766           16.443767             -19.99%                 502         2000
                                 12.735345           20.551766              61.38%                 482         1999
                                 10.000000           12.735345              27.35%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -             9.527860           10.790409              13.25%                   0         2004
International Focus               7.253109            9.527860              31.36%                   0         2003
Portfolio - Q/NQ                  9.175002            7.253109             -20.95%                   0         2002
                                 11.961010            9.175002             -23.29%                   0         2001
                                 16.352558           11.961010             -26.86%                  45         2000
                                 10.798003           16.352558              51.44%                   0         1999
                                 10.000000           10.798003               7.98%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -            12.305392           13.523151               9.90%                   0         2004
Large Cap Value Portfolio         9.960794           12.305392              23.54%                   0         2003
- Q/NQ                           13.122923            9.960794             -24.10%                   0         2002
                                 13.172245           13.122923              -0.37%                   0         2001
                                 12.252980           13.172245               7.50%                  21         2000
                                 11.684826           12.252980               4.86%                   0         1999
                                 10.000000           11.684826              16.85%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Investment               10.346504           12.446927              20.30%                 411         2004
Portfolios - Small Cap            7.608241           10.346504              35.99%                  88         2003
Stock Index Portfolio:           10.000000            7.608241             -23.92%                  38        2002*
Service Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Socially                  9.583764           10.046653               4.83%               2,005         2004
Responsible Growth Fund,          7.706045            9.583764              24.37%               1,849         2003
Inc.: Initial Shares -           10.988353            7.706045             -29.87%               2,340         2002
Q/NQ                             14.380518           10.988353             -23.59%               3,406         2001
                                 16.375662           14.380518             -12.18%              24,497         2000
                                 12.754610           16.375662              28.39%                 847         1999
                                 10.000000           12.754610              27.55%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Stock Index Fund,        11.088459           12.108868               9.20%               3,586         2004
Inc. - Initial Shares -           8.751979           11.088459              26.70%               4,214         2003
Q/NQ                             11.421554            8.751979             -23.37%               3,090         2002
                                 13.178151           11.421554             -13.33%               7,168         2001
                                 14.716647           13.178151             -10.45%              69.868         2000
                                 12.363055           14.716647              19.04%               6,573         1999
                                 10.000000           12.363055              23.63%                 877        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Variable                 11.584069           12.010432               3.68%                 306         2004
Investment Fund                   9.686029           11.584069              19.60%                 179         2003
-Appreciation Portfolio:         11.783214            9.686029             -17.80%                 135         2002
Initial Shares - Q/NQ            13.164923           11.783214             -10.50%                  79         2001
                                 13.424790           13.164923              -1.94%              21.334         2000
                                 12.203505           13.424790              10.01%                 224         1999
                                 10.000000           12.203505              22.04%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Federated Insurance              12.670489           12.958478               2.27%               2,507         2004
Series - Federated               12.267458           12.670489               3.29%               3,667         2003
Quality Bond Fund II:            11.370764           12.267458               7.89%               3,006         2002
Primary Shares - Q/NQ            10.666472           11.370764               6.60%                 776         2001
                                  9.783812           10.666472               9.02%                   0         2000
                                 10.000000            9.783812              -2.16%                   0        1999*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                13.099526           14.400930               9.93%               5,950         2004
Insurance Products Fund -        10.191923           13.099526              28.53%               6,476         2003
VIP Equity-Income                12.440995           10.191923             -18.08%               5,645         2002
Portfolio: Service Class-        13.281731           12.440995              -6.33%               7,999         2000
Q/NQ                             12.423854           13.281731               6.91%              14,567         1999
                                 11.846486           12.423854               4.87%               1,750         1998
                                 10.000000           11.846486              18.46%                 923        1997*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                11.345636           11.563600               1.92%               3,077         2004
Insurance Products Fund -         8.657007           11.345636              31.06%               3,936         2003
VIP Growth Portfolio:            12.566043            8.657007             -31.11%               3,230         2002
Service Class- Q/NQ              15.476056           12.566043             -18.80%               1,259         2001
                                 17.630000           15.476056             -12.22%              16,401         2000
                                 13.010755           17.630000              35.50%               5,027         1999
                                 10.000000           13.010755              30.11%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 9.426171           10.184506               8.04%               1,493         2004
Insurance Products Fund -         7.521629            9.426171              25.32%               1,383         2003
VIP High Income                   7.354603            7.521629               2.27%                 822         2002
Portfolio: Service Class          8.458245            7.354603             -13.05%                 197         2001
- Q/NQ                           11.072984            8.458245             -23.61%               2,196         2000
                                 10.380632           11.072984               6.67%                   0         1999
                                 10.000000           10.380632               3.81%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                10.941500           12.255881              12.01%                   5         2004
Insurance Products Fund -         7.740990           10.941500              41.34%                   5         2003
VIP Overseas Portfolio:           9.846083            7.740990             -21.38%                   5         2002
Service Class - Q/NQ             12.672362            9.846083             -22.30%                   0         2001
                                 15.879549           12.672362             -20.20%                 583         2000
                                 11.293057           15.879549              40.61%                   0         1999
                                 10.000000           11.293057              12.93%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                10.928889           12.242700              12.02%               1,171         2004
Insurance Products Fund -         7.729491           10.928889              41.39%                 161         2003
VIP Overseas Portfolio:          10.000000            7.729491             -22.71%                  24        2002*
Service Class R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                13.923698           15.850782              13.84%               6,251         2004
Insurance Products Fund          10.990756           13.923698              26.69%               4,464         2003
II - VIP Contrafund(R)             12.294307           10.990756             -10.60%               3,889         2002
Portfolio: Service Class         14.214337           12.294307             -13.51%               4,079         2001
- Q/NQ                           15.437189           14.214337              -7.92%              31,064         2000
                                 12.598299           15.437189              22.53%               1,069         1999
                                 10.000000           12.598299              25.98%                   8        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                10.128708           10.428807               2.96%                   1         2004
Insurance Products Fund          10.000000           10.128708               1.29%                   0        2003*
II - VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 8.693663            9.186413               5.67%                 529         2004
Insurance Products Fund           6.793127            8.693663              27.98%                 510         2003
III - VIP Growth                  8.814543            6.793127             -22.93%                 183         2002
Opportunities Portfolio:         10.438575            8.814543             -15.56%                 164         2001
Service Class - Q/NQ             12.768758           10.438575             -18.25%               1,479         2000
                                 12.417568           12.768758               2.83%                 320         1999
                                 10.000000           12.417568              24.18%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                11.593346           13.043195              12.51%                   0         2004
Insurance Products Fund           7.443946           11.593346              55.74%                  15         2003
III - VIP Value                  10.000000            7.443946             -25.56%                   0        2002*
Strategies Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Franklin Templeton               10.286800           12.069294              17.33%                   0         2004
Variable Insurance                7.862698           10.286800              30.83%                   0         2003
Products Trust -                 10.000000            7.862698             -21.37%                   0        2002*
Templeton Foreign
Securities Fund: Class 1
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Dreyfus GVIT                13.790762           16.369372              18.70%                   0         2004
International Value Fund:        10.000000           13.790762              37.91%                   0        2003*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Dreyfus GVIT Mid Cap        17.997152           20.557736              14.23%                 250         2004
Index Fund: Class I - Q/NQ       13.541599           17.997152              32.90%                 311         2003
                                 16.199200           13.541599             -16.41%                 172         2002
                                 16.630966           16.199200              -2.60%                   3         2001
                                 14.624858           16.630966              13.72%               1,444         2000
                                 12.253691           14.624858              19.35%                   0         1999
                                 10.000000           12.253691              22.54%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Federated GVIT High         12.308733           13.375356               8.67%                   2         2004
Income Bond Fund: Class I        10.199226           12.308733              20.68%                   0         2003
- Q/NQ                           10.010690           10.199226               1.88%                   0         2002
                                  9.732895           10.010690               2.85%                   0         2001
                                 10.750149            9.732895              -9.46%                  61         2000
                                 10.555014           10.750149               1.85%                   0         1999
                                 10.000000           10.555014               5.55%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               11.091469           13.218203              19.17%                   0         2004
Emerging Markets Fund:            6.799600           11.091469              63.12%                   0         2003
Class I - Q/NQ                    8.126945            6.799600             -16.33%                   0         2002
                                  8.684823            8.126945              -6.42%                   0         2001
                                 10.000000            8.684823             -13.15%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               12.240339           14.588946              19.19%                 122         2004
Emerging Markets Fund:            7.505927           12.240339              63.08%                  63         2003
Class III- Q/NQ                  10.000000            7.505927             -24.94%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global        12.304239           14.710087              19.55%                   0         2004
Financial Services Fund:          8.812529           12.304239              39.62%                   0         2003
Class III - Q/NQ                 10.000000            8.812529             -11.87%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global        11.390883           12.124673               6.44%                   0         2004
Health Sciences Fund:             8.437976           11.390883              35.00%                   0         2003
Class III - Q/NQ                 10.000000            8.437976             -15.62%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global         2.933882            3.020641               2.96%                  14         2004
Technology and                    1.914851            2.933882              53.22%                  14         2003
Communications Fund:              3.390760            1.914851             -43.53%                  99         2002
Class I - Q/NQ                    5.998573            3.390760             -43.47%                  85         2001
                                 10.000000            5.998573             -40.01%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global        10.916237           11.235308               2.92%                  72         2004
Technology and                    7.126672           10.916237              53.17%                 934         2003
Communications Fund:             10.000000            7.126672             -28.73%                  14        2002*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global         9.719497           12.466117              28.26%                   0         2004
Utilities Fund: Class III         7.930578            9.719497              22.56%                   0         2003
- Q/NQ                           10.000000            7.930578             -20.69%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               12.711565           12.955598               1.92%               5,113         2004
Government Bond Fund:            12.626432           12.711565               0.67%               4,712         2003
Class I - Q/NQ                   11.526653           12.626432               9.54%               3,317         2002
                                 10.889287           11.526653               5.85%               2,322         2001
                                  9.802780           10.889287              11.08%               5,585         2000
                                 10.170644            9.802780              -3.62%                  38         1999
                                 10.000000           10.170644               1.71%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Growth         6.044444            6.452491               6.75%                 311         2004
Fund: Class I - Q/NQ              4.613524            6.044444              31.02%                 402         2003
                                  6.557891            4.613524             -29.65%                 405         2002
                                  9.246358            6.557891             -29.08%                 438         2001
                                 12.750810            9.246358             -27.48%               7,354         2000
                                 12.388810           12.750810              2. 92%               5,038         1999
                                 10.000000           12.388810              23.89%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                6.510418            7.337885              12.71%                   0         2004
International Growth              4.863546            6.510418              33.86%                   0         2003
Fund: Class I - Q/NQ              6.492772            4.863546             -25.09%                   0         2002
                                  9.220640            6.492772             -29.58%                   0         2001
                                 10.000000            9.220640              -7.79%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.374988           11.709868              12.87%                   0         2004
International Growth              7.767159           10.374988              33.58%                   0         2003
Fund: Class III - Q/NQ           10.000000            7.767159             -22.33%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.574381           10.922479               3.29%                 352         2004
Investor Destinations             9.928642           10.574381               6.50%                   0         2003
Conservative Fund: Class         10.000000            9.928642              -0.71%                   0        2002*
II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.689699           11.306072               5.77%                 304         2004
Investor Destination              9.525559           10.689699              12.22%                  49         2003
Moderately Conservative          10.000000            9.525559              -4.74%                   0        2002*
Fund: Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.699107           11.567029               8.11%              11,903         2004
Investor Destinations             9.029424           10.699107              18.49%               6,434         2003
Moderate Fund:                   10.000000            9.029424              -9.71%               5,415        2002*
Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.727781           11.868786              10.64%              10,706         2004
Investor Destinations             8.582311           10.727781              25.00%               1,233         2003
Moderately Aggressive            10.000000            8.582311             -14.18%                   7        2002*
Fund: Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.712555           12.056354              12.54%               5,056         2004
Investor Destinations             8.230619           10.712555              30.15%                  43         2003
Aggressive Fund: Class II        10.000000            8.230619             -17.69%                   7        2002*
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Mid           11.222685           12.775771              13.84%               1,206         2004
Cap Growth Fund: Class I          8.113826           11.222685              38.32%               1,041         2003
- Q/NQ                           13.052260            8.113826             -37.84%                 821         2002
                                 18.977298           13.052260             -31.22%               1,030         2001
                                 22.720430           18.977298             -16.47%               1,037         2000
                                 12.459415           22.720430              82.36%                  72         1999
                                 10.000000           12.459415              24.59%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Money         11.121610           11.066094              -0.50%                 612         2004
Market Fund: Class I -           11.198034           11.121610              -0.68%               7,862         2003
Q/NQ                             11.209725           11.198034              -0.10%               9,876         2002
                                 10.963142           11.209725               2.25%               6,396         2001
                                 10.475448           10.963142               4.66%               2,739         2000
                                 10.122671           10.475448               3.49%                   0         1999
                                 10.000000           10.122671               1.23%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.901442           11.808950               8.32%               2,713         2004
Nationwide(R) Fund: Class I         8.661797           10.901442              25.86%               2,342         2003
- Q/NQ                           10.618745            8.661797             -18.43%               1,868         2002
                                 12.201684           10.618745             -12.79%               1,658         2001
                                 12.629301           12.201684              -3.39%              29,903         2000
                                 11.964909           12.629301               5.55%               5,123         1999
                                 10.000000           11.964909              19.65%                 873        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               11.313504           13.262583              17.23%                   0         2004
Nationwide(R) Leaders Fund:         9.126509           11.313504              23.96%                   1         2003
Class III - Q/NQ                 10.000000            9.126509              -8.73%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT U.S.          11.263226           12.500413              10.98%                  23         2004
Growth Leaders Fund:              7.487992           11.263226              50.42%                 461         2003
Class III - Q/NQ                 10.000000            7.487992             -25.12%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                9.770899           11.154684              14.16%                  40         2004
Worldwide Leaders Fund:           7.275861            9.770899              34.29%                  40         2003
Class I - Q/NQ                    9.880402            7.275861             -26.36%                  35         2002
                                 12.330829            9.880402             -19.87%                  17         2001
                                 14.247974           12.330829             -13.46%                 987         2000
                                 11.743428           14.247974              21.33%                  17         1999
                                 10.000000           11.743428              17.43%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               13.566822           15.488203              14.16%                  22         2004
Worldwide Leaders Fund:          10.000000           13.566822              35.67%                   9        2003*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Cap              12.912822           14.454824              11.94%                 331         2004
Growth Fund: Class I -            9.743886           12.912822              32.52%                 271         2003
Q/NQ                             14.798640            9.743886             -34.16%                 168         2002
                                 16.817775           14.798640             -12.01%                  17         2001
                                 20.324927           16.817775             -17.26%                   0         2000
                                 10.000000           20.324927             103.25%                   0        1999*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Cap Value        24.552470           28.425391              15.77%               1,728         2004
Fund: Class I - Q/NQ             15.858883           24.552470              54.82%               1,710         2003
                                 22.060369           15.858883             -28.11%               1,184         2002
                                 17.425261           22.060369              26.60%                 846         2001
                                 15.875478           17.425261               9.76%                 751         2000
                                 12.581999           15.875478              26.18%                   0         1999
                                 10.000000           12.581999              25.82%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Company          19.193041           22.547136              17.48%                 620         2004
Fund: Class I - Q/NQ             13.789861           19.193041              39.18%               1,007         2003
                                 16.900322           13.789861             -18.40%                 878         2002
                                 18.354971           16.900322              -7.93%                   3         2001
                                 17.076087           18.354971               7.49%                 697         2000
                                 12.012761           17.076087              42.15%                   0         1999
                                 10.000000           12.012761              20.13%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT J.P. Morgan GVIT            10.140642           10.858711               7.08%               1,039         2004
Balanced Fund: Class I -          8.676428           10.140642              16.88%               1,034         2003
Q/NQ                             10.025137            8.676428             -13.45%               1,005         2002
                                 10.545461           10.025137              -4.93%               2,203         2001
                                 10.721257           10.545461              -1.64%               2,196         2000
                                 10.768931           10.721257              -0.44%               2,475         1999
                                 10.000000           10.768931               7.69%               1,066        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Van Kampen GVIT             10.222862           11.855672              15.97%                 207         2004
Comstock Value Fund:              7.880333           10.222862              29.73%                  46         2003
Class I - Q/NQ                   10.666092            7.880333             -26.12%                  46         2002
                                 12.302565           10.666092             -13.30%                  46         2001
                                 13.945030           12.302565             -11.78%                 356         2000
                                 11.923848           13.945030              16.95%                  46         1999
                                 10.000000           11.923848              19.24%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Van Kampen GVIT             11.910299           13.179840              10.66%                 459         2003
Multi Sector Bond Fund:          11.255907           11.910299               5.81%                 289         2002
Class I - Q/NQ                   10.946464           11.255907               2.83%                 116         2001
                                 10.496386           10.946464               4.29%                 252         2000
                                 10.471735           10.496386               0.24%                   0         1999
                                 10.000000           10.471735               4.72%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
J.P. Morgan Series Trust         10.000000           11.385394              13.85%                  84        2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -              6.181859            7.197845              16.43%                 449         2004
Forty Portfolio: Service          5.209227            6.181859              18.67%                 731         2003
Shares - Q/NQ                     6.277859            5.209227             -17.02%               1,351         2002
                                  8.137529            6.277859             -22.85%               1,704         2001
                                 10.000000            8.137529             -18.62%               1,569        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -              3.390832            3.365706              -0.74%                 726         2004
Global Technology                 2.345410            3.390832              44.57%                 757         2003
Portfolio: Service Shares         4.023106            2.345410             -41.70%               1,267         2002
- Q/NQ                            6.503356            4.023106             -38.14%               1,544         2001
                                 10.000000            6.503356             -34.97%               1,345        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -             10.300510           10.251543              -0.48%                 526         2004
Global Technology                 7.092920           10.300510              45.22%                 408         2003
Portfolio: Service II            10.000000            7.092920             -29.07%                 226        2002*
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -              6.010319            7.040734              17.14%                 588         2004
International Growth              4.526318            6.010319              32.79%                 605         2003
Portfolio: Service Shares         6.177123            4.526318             -26.72%               1,487         2002
- Q/NQ                            8.174255            6.177123             -24.43%               1,143         2001
                                 10.000000            8.174255             -18.26%               1,238        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -             10.279042           12.043732              17.17%               1,098         2004
International Growth              7.740287           10.279042              32.80%               1,374         2003
Portfolio: Service II            10.000000            7.740287             -22.60%               1,032        2002*
Shares Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers        12.786036           14.615636              14.31%                 180         2004
Management Trust - AMT            9.831629           12.786036              30.05%                  94         2003
Guardian Portfolio -Q/NQ         13.543264            9.831629             -27.41%                  77         2002
                                 13.932809           13.543264              -2.80%                  39         2001
                                 13.957433           13.932809              -0.18%               2,849         2000
                                 12.303831           13.957433              13.44%                   0         1999
                                 10.000000           13.303831              23.04%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers        10.012296            9.959135              -0.53%                   0         2004
Management Trust - AMT           10.000000           10.012296               0.12%                   0        2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers        12.459670           14.303234              14.80%               3,370         2004
Management Trust - AMT            9.856745           12.459670              26.41%               2,977         2003
Mid Cap Growth Portfolio:        14.133513            9.856745             -30.26%               2,469         2002
Class I - Q/NQ                   19.004946           14.133513             -25.63%               2,329         2001
                                 20.806301           19.004946              -8.66%               4,237         2000
                                 13.698179           20.806301              51.89%                 175         1999
                                 10.000000           13.698179              36.98%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers        11.917079           13.994117              17.43%                   0         2004
Management Trust - AMT            8.937773           11.917079              33.33%                   0         2003
Partners Portfolio - Q/NQ        11.937762            8.937773             -25.13%                   0         2002
                                 12.447943           11.937762              -4.10%               1,084         2001
                                 12.523110           12.447943              -0.60%               1,105         2000
                                 11.817120           12.523110               5.97%               1,048         1999
                                 10.000000           11.817120              18.17%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers        10.000000           11.285193              12.85%                   0        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable             12.328183           14.574407              18.22%               1,864         2004
Account Funds -                   9.945321           12.328183              23.96%               1,630         2003
Oppenheimer Aggressive           13.954638            9.945321             -28.73%               1,775         2002
Growth Fund/VA:                  20.572328           13.954638             -32.17%               2,002         2001
Non-Service Shares - Q/NQ        23.481073           20.572328             -12.39%               4,073         2000
                                 12.956986           23.481073              81.22%                 138         1999
                                 10.000000           12.956986              29.57%                   8        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable             14.130159           14.913859               5.55%               2,852         2004
Account Funds -                  10.933007           14.130159              29.24%               2,353         2003
Oppenheimer Capital              15.145026           10.933007             -27.81%               2,102         2002
Appreciation Fund/VA:            17.553551           15.145026             -13.72%               3,185         2001
Non-Service Shares - Q/NQ        17.824624           17.553551              -1.52%              17,382         2000
                                 12.748581           17.824624              39.82%                 206         1999
                                 10.000000           12.748581              27.49%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable              8.961533           10.540076              17.61%               6,765         2004
Account Funds -                   6.348332            8.961533              41.16%               9,726         2003
Oppenheimer Global                8.260515            6.348332             -23.15%               9,257         2002
Securities Fund/VA:               9.515462            8.260515             -13.19%               4,117         2001
Non-Service Shares- Q/NQ         10.000000            9.515462              -4.85%               2,661        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable             14.228585           16.739434              17.65%               1,736         2004
Account Funds -                  10.000000           14.228585              42.29%                 816        2003*
Oppenheimer Global
Securities Fund/VA: Class
3- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable             11.676116           12.614486               8.04%               4,495         2004
Account Funds -                   9.335444           11.676116              25.07%               3,892         2003
Oppenheimer Main Street(R)         11.648072            9.335444             -19.85%               3,484         2002
Fund/VA: Non-Service             13.137180           11.648072             -11.34%               3,296         2001
Shares- Q/NQ                     14.589572           13.137180              -9.96%               2,663         2000
                                 12.145122           14.589572              20.13%                   0         1999
                                 10.000000           12.145122              21.45%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Strong Opportunity Fund           9.089190           10.605635              16.68%               4,881         2004
II, Inc.: Investor Class          6.721420            9.089190              35.23%               5,129         2003
- Q/NQ                            9.305769            6.721420             -27.77%               5,433         2002
                                  9.791721            9.305769              -4.96%               3,192         2001
                                 10.000000            9.791721              -2.08%               1,823        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                    23.653460           25.695091               8.63%                 306         2004
Institutional Funds, Inc.        18.742335           23.653460              26.20%                 100         2003
- Emerging Markets Debt          17.385852           18.742335               7.80%                  15         2002
Portfolio: Class I - Q/NQ        16.000072           17.385852               8.66%                   0         2001
                                 14.552579           16.000072               9.95%                   0         2000
                                 11.396332           14.552579              27.70%                   0         1999
                                 10.000000           11.396332              13.96%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                    10.219258           11.840306              15.86%                   0         2004
Institutional Funds, Inc.         8.125827           10.219258              25.76%                   0         2003
- International Magnum           10.000000            8.125827             -18.74%                   0        2002*
Portfolio: Class I- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                     5.713308            6.856906              20.02%                 839         2004
Institutional Funds, Inc.         4.083152            5.713308              39.92%                 669         2003
- Mid Cap Growth                  6.009420            4.083152             -32.05%                 858         2002
Portfolio: Class I - Q/NQ         8.614274            6.009420             -30.24%                 305         2001
                                 10.000000            8.614274             -13.86%                  92        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                    18.649157           25.106035              34.62%                 289         2004
Institutional Funds, Inc.        13.740303           18.649157              35.73%                 207         2003
- U.S. Real Estate               14.031746           13.740303              -2.08%                  50         2002
Portfolio: Class I - Q/NQ        12.943746           14.031746               8.41%                   0         2001
                                 12.453337           12.943746               3.94%                 487        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                10.000000           12.618420              26.18%                 262        2004*
Insurance Trust:
Worldwide Emerging
Markets Fund: Class R -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                19.394982           24.099223              24.25%                 201         2004
Insurance Trust -                12.744182           19.394982              52.19%                 324         2003
Worldwide Emerging               13.298062           12.744182              -4.17%                 330         2002
Markets Fund: Initial            13.722894           13.298062              -3.10%                 127         2001
Class - Q/NQ                     23.915562           13.722894             -42.62%                 354         2000
                                 12.097773           23.915562              97.69%                   0         1999
                                 10.000000           12.097773              20.98%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                10.000000           12.475588              24.76%                   0        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                16.826365           20.631596              22.61%                   0         2004
Insurance Trust -                11.774488           16.826365              42.91%                   0         2003
Worldwide Hard Assets            12.277582           11.774488              -4.10%                   0         2002
Fund: Initial Class - Q/NQ       13.891206           12.277582             -11.62%                   0         2001
                                 12.632809           13.891206               9.96%                   0         2000
                                 10.577601           12.632809              19.43%                   0         1999
                                 10.000000           10.577601               5.78%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

                                    Additional Contract Options Elected (Total 1.35%)
                (Variable account charges of 1.35% of the daily net assets of the variable account)
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
AIM Variable Insurance           10.422497           12.750019              22.23%                   0         2004
Funds - AIM V.I.                  8.185996           10.422497              27.32%                   0         2003
International Growth             10.000000            8.185996             -18.14%                   0        2002*
Fund: Series I Shares -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable        11.783152           13.134404              11.47%               6,286         2004
Portfolios, Inc. -                9.233843           11.783152              27.61%               3,581         2003
American Century VP              11.609139            9.233843             -20.46%                 799         2002
Income & Growth Fund:            12.841696           11.609139              -9.60%                 200         2001
Class I - Q/NQ                   14.562313           12.841696             -11.82%                 832         2000
                                 12.507622           14.562313              16.43%                 287         1999
                                 10.000000           12.507622              25.08%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable        10.790402           12.233397              13.37%                   0         2004
Portfolios, Inc. -                8.784787           10.790402              22.83%                   0         2003
American Century VP              11.183425            8.784787             -21.45%                   0         2002
International Fund: Class        16.007673           11.183425             -30.14%                   0         2001
I - Q/NQ                         19.508116           16.007673             -17.94%                  37         2000
                                 12.054452           19.508116              61.83%                   0         1999
                                 10.000000           12.054452              20.54%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         9.877676           11.213855              13.53%               3,004         2004
Portfolios, Inc. -                8.041711            9.877676              22.83%                 228         2003
American Century VP              10.000000            8.041711             -19.58%                   0        2002*
International Fund: Class
III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable         9.814730           10.715894               9.18%               3,072         2004
Portfolios, Inc. -                7.965608            9.814730              23.21%                 831         2003
American Century VP Ultra        10.000000            7.965608             -20.34%                   0        2002*
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable        15.684387           17.690426              12.79%               6,866         2004
Portfolios, Inc. -               12.328634           15.684387              27.22%               4,225         2003
American Century VP Value        14.302552           12.328634             -13.80%               2,497         2002
Fund: Class I - Q/NQ             12.851555           14.302552              11.29%               1,866         2001
                                 11.026014           12.851555              16.56%               1,803         2000
                                 11.272705           11.026014              -2.19%                   0         1999
                                 10.000000           11.272705              12.73%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
American Century Variable        10.230418           10.678747               4.38%               4,994         2004
Portfolios II, Inc. -            10.000000           10.230418               2.30%                 888        2003*
American Century VP
Inflation Protection
Fund:
Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -            11.023006           12.830448              16.40%                   0         2004
Global Small Cap                  7.567283           11.023006              45.67%                   0         2003
Portfolio - Q/NQ                 11.650462            7.567283             -35.05%                   0         2002
                                 16.550469           11.650462             -29.61%                   0         2001
                                 20.695562           16.550469             -20.03%                   0         2000
                                 12.830950           20.695562              61.29%                   0         1999
                                 10.000000           12.830950              28.31%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -            10.160926           11.501532              13.19%                   0         2004
International Focus               7.738943           10.160926              31.30%                   0         2003
Portfolio - Q/NQ                  9.794534            7.738943             -20.99%                   0         2002
                                 12.775184            9.794534             -23.33%                   0         2001
                                 17.474463           12.775184             -26.89%                   0         2000
                                 11.544672           17.474463              51.36%                   0         1999
                                 10.000000           11.544672              15.45%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Credit Suisse Trust -            12.488291           13.717212               9.84%                   0         2004
Large Cap Value Portfolio        10.113964           12.488291              23.48%                   0         2003
- Q/NQ                           13.331498           10.113964             -24.13%                   0         2002
                                 13.388420           13.331498              -0.43%                   0         2001
                                 12.460330           13.388420               7.45%                   0         2000
                                 11.888597           12.460330               4.81%                   0         1999
                                 10.000000           11.888597              18.89%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Investment               10.337754           12.430106              20.24%              35,310         2004
Portfolios - Small Cap            7.605654           10.337754              35.92%              10,171         2003
Stock Index Portfolio:           10.000000            7.605654             -23.94%                   0        2002*
Service Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Socially                  9.576172           10.033608               4.78%               1,059         2004
Responsible Growth Fund,          7.703845            9.576172              24.30%                 531         2003
Inc.: Initial Shares -           10.990787            7.703845             -29.91%                 210         2002
Q/NQ                             14.391057           10.990787             -23.63%                 204         2001
                                 16.395915           14.391057             -12.23%                 528         2000
                                 12.776857           16.395915              28.33%                  82         1999
                                 10.000000           12.776857              27.77%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Stock Index Fund,        11.143887           12.163248               9.15%             262,398         2004
Inc. - Initial Shares -           8.800186           11.143887              26.63%             108,695         2003
Q/NQ                             11.490304            8.800186             -23.41%               4,299         2002
                                 13.264252           11.490304             -13.37%               4,163         2001
                                 14.820270           13.264252             -10.50%               5,986         2000
                                 12.456413           14.820270              18.98%                 541         1999
                                 10.000000           12.456413              24.56%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Dreyfus Variable                 11.723937           12.149293               3.63%               2,034         2004
Investment Fund                   9.807948           11.723937              19.54%               1,312         2003
-Appreciation Portfolio:         11.937596            9.807948             -17.84%               1,076         2002
Initial Shares - Q/NQ            13.344202           11.937596             -10.54%                 212         2001
                                 13.614453           13.344202              -1.99%                 608         2000
                                 12.382184           13.614453               9.95%                  38         1999
                                 10.000000           12.382184              23.82%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Federated Insurance              12.640599           12.921360               2.22%               2,836         2004
Series - Federated               12.244728           12.640599               3.23%                 731         2003
Quality Bond Fund II:            11.355438           12.244728               7.83%                 138         2002
Primary Shares - Q/NQ            10.657518           11.355438               6.55%                 171         2001
                                  9.780523           10.657518               8.97%                   0         2000
                                 10.000000            9.780523              -2.19%                   0        1999*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                13.017728           14.303761               9.88%              10,470         2004
Insurance Products Fund -        10.133398           13.017728              28.46%               4,220         2003
VIP Equity-Income                12.375831           10.133398             -18.12%               1,116         2002
Portfolio: Service Class-        13.218906           12.375831              -6.38%                 598         2001
Q/NQ                             12.371310           13.218906               6.85%                 555         2000
                                 11.802357           12.371310               4.82%                   0         1999
                                 10.000000           11.802357              18.02%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                11.226098           11.435966               1.87%             14,0001         2004
Insurance Products Fund -         8.570136           11.226098              30.99%               3,771         2003
VIP Growth Portfolio:            12.446254            8.570136             -31.14%               1,920         2002
Service Class - Q/NQ             15.336364           12.446254             -18.84%                 772         2001
                                 17.479679           15.336364             -12.26%               1,385         2000
                                 12.906358           17.479679              35.43%                  23         1999
                                 10.000000           12.906358              29.06%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 9.532130           10.293130               7.99%              10,370         2004
Insurance Products Fund -         7.610038            9.532130              25.26%               3,458         2003
VIP High Income                   7.444808            7.610038               2.22%                 140         2002
Portfolio: Service Class          8.566348            7.444808             -13.09%                 126         2001
- Q/NQ                           11.220168            8.566348             -23.65%                  53         2000
                                 10.523939           11.220168               6.62%                   0         1999
                                 10.000000           10.523939               5.24%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                11.770648           13.177961              11.96%                 615         2004
Insurance Products Fund -         8.331809           11.770648              41.27%                 615         2003
VIP Overseas Portfolio:          10.602942            8.331809             -21.42%                 632         2002
Service Class - Q/NQ             13.653448           10.602942             -22.34%                  81         2001
                                 17.117558           13.653448             -20.24%                  35         2000
                                 12.179658           17.117558              40.54%                   0         1999
                                 10.000000           12.179658              21.80%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                10.919656           12.226160              11.96%              10,004         2004
Insurance Products Fund -         7.726686           10.919656              41.32%               5,056         2003
VIP Overseas Portfolio:          10.000000            7.726868             -22.73%                 206        2002*
Service Class R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                14.098807           16.041996              13.78%              20,371         2004
Insurance Products Fund          11.134608           14.098807              26.62%               8,233         2003
II - VIP Contrafund(R)             12.461548           11.134608             -10.65%               3,437         2002
Portfolio: Service Class         14.415058           12.461548             -13.55%               2,564         2001
- Q/NQ                           15.663065           14.415058              -7.97%               2,155         2000
                                 12.789109           15.663065              22.47%                  73         1999
                                 10.000000           12.789109              27.89%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                10.125285           10.419995               2.91%               8,034         2004
Insurance Products Fund          10.000000           10.125285               1.25%                 326        2003*
II - VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                 8.590785            9.073103               5.61%               1,269         2004
Insurance Products Fund           6.716136            8.590785              27.91%               1,192         2003
III - VIP Growth                  8.719070            6.716136             -22.97%               1,080         2002
Opportunities Portfolio:         10.330777            8.719070             -15.60%                 245         2001
Service Class - Q/NQ             12.643267           10.330777             -18.29%                 142         2000
                                 12.301762           12.643267               2.78%                  40         1999
                                 10.000000           12.301762              23.02%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Fidelity Variable                11.583541           13.025568              12.45%               3,581         2004
Insurance Products Fund           7.441418           11.583541              55.66%                 916         2003
III - VIP Value                  10.000000            7.441418             -25.59%                  59        2002*
Strategies Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Franklin Templeton               10.278099           12.052978              17.27%                   0         2004
Variable Insurance                7.860031           10.278099              30.76%                   0         2003
Products Trust -                 10.000000            7.860031             -21.40%                   0        2002*
Templeton Foreign
Securities Fund: Class 1
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Dreyfus GVIT                13.786097           16.355551              18.64%               2,461         2004
International Value Fund:        10.000000           13.786097              37.86%                   2        2003*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Dreyfus GVIT Mid Cap        17.940543           20.482702              14.17%              13,148         2004
Index Fund: Class I - Q/NQ       13.505833           17.940543              32.84%               4,655         2003
                                 16.164624           13.505833             -16.45%                 209         2002
                                 16.603938           16.164624              -2.65%                 144         2001
                                 14.608445           16.603938              13.66%                  12         2000
                                 12.246138           14.608445              19.29%                   0         1999
                                 10.000000           12.246138              22.46%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Federated GVIT High         12.019681           13.054643               8.61%               9,348         2004
Income Bond Fund: Class I         9.964745           12.019681              20.62%               2,671         2003
- Q/NQ                            9.785504            9.964745               1.83%                  17         2002
                                  9.518824            9.785504               2.80%                   0         2001
                                 10.519004            9.518824              -9.51%                   0         2000
                                 10.333294           10.519004               1.80%                   0         1999
                                 10.000000           10.333294               3.33%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               11.073210           13.189746              19.11%                   0         2004
Emerging Markets Fund:            6.791842           11.073210              63.04%                   0         2003
Class I - Q/NQ                    8.121795            6.791842             -16.38%                   0         2002
                                  8.683765            8.121795              -6.47%                   0         2001
                                 10.000000            8.683765             -13.16%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               12.229998           14.569246              19.13%               1,915         2004
Emerging Markets Fund:            7.503370           12.229998              62.99%                 461         2003
Class III - Q/NQ                 10.000000            7.503370             -24.97%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global        12.292215           14.688267              19.49%                 217         2004
Financial Services Fund:          8.808359           12.292215              39.55%                   2         2003
Class III - Q/NQ                 10.000000            8.808359             -11.92%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global        11.379720           12.106650               6.39%               2,462         2004
Health Sciences Fund:             8.433972           11.379720              34.93%                 142         2003
Class III - Q/NQ                 10.000000            8.433972             -15.66%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global         2.929016            3.014096               2.90%               1,938         2004
Technology and                    1.912655            2.929016              53.14%               1,938         2003
Communications Fund:              3.388600            1.912655             -43.56%               1,938         2002
Class I - Q/NQ                    5.997839            3.388600             -43.50%                   0         2001
                                 10.000000            5.997839             -40.02%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global        10.907006           11.220122               2.87%                 815         2004
Technology and                    7.124249           10.907006              53.10%                 337         2003
Communications Fund:             10.000000            7.124249             -28.76%                 139        2002*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Global         9.710005           12.447637              28.19%                 159         2004
Utilities Fund: Class III         7.926832            9.710005              22.50%                   3         2003
- Q/NQ                           10.000000            7.926832             -20.73%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               12.275758           12.505084               1.87%              10,149         2004
Government Bond Fund:            12.199721           12.275758               0.62%               2,937         2003
Class I - Q/NQ                   11.142753           12.199721               9.49%                 507         2002
                                 10.531983           11.142753               5.80%                 484         2001
                                  9.485894           10.531983              11.03%                   0         2000
                                  9.846859            9.485894              -3.67%                   0         1999
                                 10.000000            9.846859              -1.53%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Growth         6.050040            6.455208               6.70%                 685         2004
Fund: Class I - Q/NQ              4.620133            6.050040              30.95%                 599         2003
                                  6.570618            4.620133             -29.68%                 130         2002
                                  9.269045            6.570618             -29.11%                  75         2001
                                 12.788549            9.269045             -27.52%                 880         2000
                                 12.431774           12.788549               2.87%                  70         1999
                                 10.000000           12.431774              24.32%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT                6.499712            7.322103              12.65%                   0         2004
International Growth              4.858005            6.499712              33.79%                   0         2003
Fund: Class I - Q/NQ              6.488671            4.858005             -25.13%                   0         2002
                                  9.219512            6.488671             -29.62%                   0         2001
                                 10.000000            9.219512              -7.80%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.366220           11.694054              12.81%                 270         2004
International Growth              7.764530           10.366220              33.51%                   0         2003
Fund: Class III - Q/NQ           10.000000            7.764530             -22.35%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.564049           10.906285               3.24%               4,136         2004
Investor Destinations             9.923961           10.564049               6.45%               2,518         2003
Conservative Fund: Class         10.000000            9.923961              -0.76%                   0        2002*
II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.679239           11.289284               5.71%                 307         2004
Investor Destinations             9.521061           10.679239              12.16%                   0         2003
Moderately Conservative          10.000000            9.521061              -4.79%                   0        2002*
Fund: Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.688646           11.549873               8.06%              15,298         2004
Investor Destinations             9.025163           10.688646              18.43%               5,007         2003
Moderate Fund:                   10.000000            9.025163              -9.75%                   0        2002*
Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.717277           11.851157              10.58%              16,745         2004
Investor Destinations             8.578257           10.717277              24.94%               1,138         2003
Moderately Aggressive            10.000000            8.578257             -14.22%                   0        2002*
Fund: Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.702064           12.038453              12.49%               9,661         2004
Investor Destinations             8.226725           10.702064              30.09%               3,585         2003
Aggressive Fund: Class II        10.000000            8.226725             -17.73%                   0        2002*
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Mid           11.375146           12.942757              13.78%               1,130         2004
Cap Growth Fund: Class I          8.228218           11.375146              38.25%                 772         2003
- Q/NQ                           13.242999            8.228218             -37.87%                 338         2002
                                 19.264494           13.242999             -31.26%                  57         2001
                                 23.075929           19.264494             -16.52%                   0         2000
                                 12.660760           23.075929              82.26%                   0         1999
                                 10.000000           12.660760              26.61%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT Money         11.056941           10.996174              -0.55%              19,763         2004
Market Fund: Class I -           11.138565           11.056941              -0.73%                 573         2003
Q/NQ                             11.155845           11.138565              -0.15%                 497         2002
                                 10.916008           11.155845               2.20%                 304         2001
                                 10.435669           10.916008               4.60%                 167         2000
                                 10.089342           10.435669               3.43%               4,169         1999
                                 10.000000           10.089342               0.89%               4,169        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.892809           11.793631               8.27%               6,551         2004
Nationwide(R) Fund: Class I         8.659317           10.892809              25.79%               1,439         2003
- Q/NQ                           10.621089            8.659317             -18.47%               1,340         2002
                                 12.210612           10.621089             -13.02%                 883         2001
                                 12.644908           12.210612              -3.43%               1,081         2000
                                 11.985762           12.644908               5.50%                 377         1999
                                 10.000000           11.985762              19.86%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               11.302428           13.242898              17.17%                  49         2004
Nationwide(R) Leaders Fund:         9.122198           11.302428              23.90%                   0         2003
Class III - Q/NQ                 10.000000            9.122198              -8.78%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT U.S.          11.252208           12.481854              10.93%                 189         2004
Growth Leaders Fund:              7.484456           11.252208              50.34%                   7         2003
Class III - Q/NQ                 10.000000            7.484456             -25.16%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               10.128863           11.557498              14.10%                 685         2004
Worldwide Leaders Fund:           7.546232           10.128863              34.22%                 685         2003
Class I - Q/NQ                   10.252768            7.546232             -26.40%                 661         2002
                                 12.802092           10.252768             -19.91%                   0         2001
                                 14.799960           12.802092             -13.50%                   0         2000
                                 12.204564           14.799960              21.27%                   0         1999
                                 10.000000           12.204564              22.05%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Gartmore GVIT               13.562236           15.475126              14.10%                 335         2004
Worldwide Leaders Fund:          10.000000           13.562236              35.62%                 138        2003*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Cap              12.882319           14.413376              11.88%               2,256         2004
Growth Fund: Class I -            9.725788           12.882319              32.46%                 752         2003
Q/NQ                             14.778663            9.725788             -34.19%                 525         2002
                                 16.803658           14.778663             -12.05%                  11         2001
                                 20.318124           16.803658             -17.30%                   0         2000
                                 10.000000           20.318124             103.18%                   0        1999*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Cap Value        25.218705           29.181930              15.72%               2,850         2004
Fund: Class I - Q/NQ             16.297452           25.218705              54.74%                 750         2003
                                 22.681958           16.297452             -28.15%                  26         2002
                                 17.925387           22.681958              26.54%                   7         2001
                                 16.339365           17.925387               9.71%                   3         2000
                                 12.956203           16.339365              26.11%                   0         1999
                                 10.000000           12.956203              29.56%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT GVIT Small Company          19.308104           22.670814              17.42%               2,265         2004
Fund:                            13.879545           19.308104              39.11%                  85         2003
Class I - Q/NQ                   17.018889           13.879545             -18.45%                  44         2002
                                 18.493168           17.018889              -7.97%                  13         2001
                                 17.213333           18.493168               7.44%                 127         2000
                                 12.115436           17.213333              42.08%                  31         1999
                                 10.000000           12.115436              21.15%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT J.P. Morgan GVIT            10.022752           10.727032               7.03%               3,192         2004
Balanced Fund: Class I -          8.579903           10.022752              16.82%               2,085         2003
Q/NQ                              9.918634            8.579903             -13.50%                 488         2002
                                 10.438746            9.918634              -4.98%                 598         2001
                                 10.618109           10.438746              -1.69%                 580         2000
                                 10.670741           10.618109              -0.49%                 305         1999
                                 10.000000           10.670741               6.71%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Van Kampen GVIT             10.124293           11.735400              15.91%              16,607         2004
Comstock Value Fund:              7.808298           10.124293              29.66%               5,085         2003
Class I - Q/NQ                   10.573946            7.808298             -26.16%                 621         2002
                                 12.202501           10.573946             -13.35%                   0         2001
                                 13.838584           12.202501             -11.82%                   0         2000
                                 11.838823           13.838584              16.89%                   0         1999
                                 10.000000           11.838823              18.39%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
GVIT Van Kampen GVIT             12.854836           13.509902               5.10%               3,412         2004
Multi Sector Bond Fund:          11.622486           12.854836              10.60%                 149         2003
Class I - Q/NQ                   10.989466           11.622486               5.76%                  36         2002
                                 10.692772           10.989466               2.77%                   0         2001
                                 10.258279           10.692772               4.24%                   0         2000
                                 10.239367           10.258279               0.18%                   0         1999
                                 10.000000           10.239367               2.39%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
J.P. Morgan Series Trust         10.000000           11.381571              13.82%               4,296        2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -              6.169559            7.179879              16.38%              17,198         2004
Forty Portfolio: Service          5.201491            6.169559              18.61%              12,979         2003
Shares - Q/NQ                     6.271720            5.201491             -17.06%               4,701         2002
                                  8.133724            6.271720             -22.89%               2,984         2001
                                 10.000000            8.133724             -18.66%               2,066        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -              3.384068            3.357287              -0.79%               3,989         2004
Global Technology                 2.341922            3.384068              44.50%               3,989         2003
Portfolio: Service Shares         4.019173            2.341922             -41.73%               4,009         2002
- Q/NQ                            6.500322            4.019173             -38.17%               2,453         2001
                                 10.000000            6.500322             -35.00%               2,117        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -             10.291804           10.237685              -0.53%               2,638         2004
Global Technology                 7.090507           10.291804              45.15%                 518         2003
Portfolio: Service II            10.000000            7.090507             -29.09%                 245        2002*
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -              5.998356            7.023167              17.08%               2,429         2004
International Growth              4.519598            5.998356              32.72%               2,429         2003
Portfolio: Service Shares         6.171086            4.519598             -26.76%               2,429         2002
- Q/NQ                            8.170438            6.171086             -24.47%               2,541         2001
                                 10.000000            8.170438             -18.30%               2,121        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Janus Aspen Series -             10.270328           12.027429              17.11%                 882         2004
International Growth              7.737652           10.270328              32.73%                 342         2003
Portfolio: Service II            10.000000            7.737652             -22.62%                 198        2002*
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers        13.349774           15.252306              14.25%                  56         2004
Management Trust - AMT           10.270302           13.349774              29.98%                 118         2003
Guardian Portfolio - Q/NQ        14.154744           10.270302             -27.44%                  10         2002
                                 14.569299           14.154744              -2.85%                   0         2001
                                 14.602403           14.569299              -0.23%                 398         2000
                                 12.878920           14.602403              13.38%                   0         1999
                                 10.000000           12.878920              28.79%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers        10.008909            9.950715              -0.58%               1,979         2004
Management Trust - AMT           10.000000           10.008909               0.09%               1,846        2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers        12.764663           14.645926              14.74%               2,387         2004
Management Trust - AMT           10.103131           12.764663              26.34%               1,578         2003
Mid Cap Growth Portfolio:        14.494171           10.103131             -30.30%                  59         2002
Class I - Q/NQ                   19.499868           14.494171             -25.67%                  20         2001
                                 21.358908           19.499868              -8.70%                  18         2000
                                 14.069118           21.358908              51.81%                   0         1999
                                 10.000000           14.069118              40.69%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers        11.920565           13.991128              17.37%                 774         2004
Management Trust - AMT            8.944911           11.920565              33.27%                 629         2003
Partners Portfolio - Q/NQ        11.953368            8.944911             -25.17%                 561         2002
                                 12.470576           11.953368              -4.15%                   0         2001
                                 12.552194           12.470576              -0.65%                   0         2000
                                 11.850559           12.552194               5.92%                   0         1999
                                 10.000000           11.850559              18.51%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Neuberger Berman Advisers        10.000000           11.281422              12.81%                   0        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable             12.511950           14.784164              18.16%              11,364         2004
Account Funds -                  10.098682           12.511950              23.90%               3,256         2003
Oppenheimer Aggressive           14.177025           10.098682             -28.77%                 919         2002
Growth Fund/VA:                  20.910873           14.177025             -32.20%                 274         2001
Non-Service Shares - Q/NQ        23.879534           20.910873             -12.43%                  58         2000
                                 13.183516           23.879534              81.13%                   0         1999
                                 10.000000           13.183516              31.84%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable             14.633993           15.437819               5.49%               8,586         2004
Account Funds -                  11.328575           14.633993              29.18%               3,591         2003
Oppenheimer Capital              15.700970           11.328575             -27.85%                 770         2002
Appreciation Fund/VA:            18.207193           15.700970             -13.77%                 426         2001
Non-Service Shares - Q/NQ        18.497677           18.207193              -1.57%                 673         2000
                                 13.236669           18.497677              39.75%                   0         1999
                                 10.000000           13.236669              32.37%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable              8.944883           10.515171              17.56%               2,333         2004
Account Funds -                   6.339745            8.944883              41.09%               2,346         2003
Oppenheimer Global                8.253527            6.339745             -23.19%               2,096         2002
Securities Fund/VA:               9.512275            8.253527             -13.23%                 571         2001
Non-Service Shares - Q/NQ        10.000000            9.512275              -4.88%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable             14.223775           16.725308              17.59%               4,509         2004
Account Funds -                  10.000000           14.223775              42.24%               1,069        2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Oppenheimer Variable             11.826595           12.770576               7.98%              30,131         2004
Account Funds -                   9.460540           11.826595              25.01%              18,439         2003
Oppenheimer Main Street(R)         11.810153            9.460540             -19.89%               5,458         2002
Fund/VA: Non-Service             13.326790           11.810153             -11.38%               4,613         2001
Shares - Q/NQ                    14.807604           13.326790             -10.00%               4,179         2000
                                 12.332876           14.807604              20.07%                   0         1999
                                 10.000000           12.332876              23.33%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Strong Opportunity Fund           9.072318           10.580589              16.62%              10,213         2004
II, Inc.: Investor Class          6.712333            9.072318              35.16%               2,782         2003
- Q/NQ                            9.297902            6.712333             -27.81%               1,303         2002
                                  9.788444            9.297902              -5.01%               1,094         2001
                                 10.000000            9.788444              -2.12%                 477        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                    23.577028           25.599081               8.58%               2,230         2004
Institutional Funds, Inc.        18.691227           23.577028              26.14%                 596         2003
- Emerging Markets Debt          17.347230           18.691227               7.75%                  53         2002
Portfolio: Class I - Q/NQ        15.972670           17.347230               8.61%                   0         2001
                                 14.534982           15.972670               9.89%                   0         2000
                                 11.388309           14.534982              27.63%                   0         1999
                                 10.000000           11.388309              13.88%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                    10.210629           11.824310              15.80%                   0         2004
Institutional Funds, Inc.         8.123074           10.210629              25.70%                   0         2003
- International Magnum           10.000000            8.123074             -18.77%                   0        2002*
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                     5.702665            6.840662              19.96%               1,661         2004
Institutional Funds, Inc.         4.077618            5.702665              39.85%               1,487         2003
- Mid Cap Growth                  6.004330            4.077618             -32.09%               1,256         2002
Portfolio: Class I - Q/NQ         8.611387            6.004330             -30.27%                  40         2001
                                 10.000000            8.611387             -13.89%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
The Universal                    18.026245           24.255162              34.55%              12,337         2004
Institutional Funds, Inc.        13.288079           18.026245              35.66%               1,139         2003
- U.S. Real Estate               13.576808           13.288079              -2.13%                 572         2002
Portfolio: Class I - Q/NQ        12.530461           13.576808               8.35%                   0         2001
                                 12.057366           12.530461               3.92%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                10.000000           12.614189              26.14%                   0        2004*
Insurance Trust:
Worldwide Emerging
Markets Fund: Class R -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                20.191153           25.075792              24.19%                   0         2004
Insurance Trust -                13.274041           20.191153              52.11%                  14         2003
Worldwide Emerging               13.857976           13.274041              -4.21%                  11         2002
Markets Fund: Initial            14.308006           13.857976              -3.15%                   0         2001
Class - Q/NQ                     24.947866           14.308006             -42.65%                   0         2000
                                 12.626347           24.947866              97.59%                   0         1999
                                 10.000000           12.626347              26.26%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                10.000000           12.471404              24.71%                   6        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Van Eck Worldwide                15.728084           19.275174              22.55%                  22         2004
Insurance Trust -                11.011517           15.728084              42.83%                  20         2003
Worldwide Hard Assets            11.487829           11.011517              -4.15%                  10         2002
Fund: Initial Class - Q/NQ       13.004291           11.487829             -11.66%                   0         2001
                                 11.832203           13.004291               9.91%                   0         2000
                                  9.912267           11.832203              19.37%                   0         1999
                                 10.000000            9.912267              -0.88%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------
--------------------------- ------------------- ------------------- ------------------- ------------------- -----------

--------------------------- ------------------- ------------------- ------------------- ------------------- -----------


                                    Additional Contract Options Elected (Total 1.40%)
                    (Variable account charges of 1.40% of the daily net assets of the variable account)
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance           10.413687           12.732798              22.27%                   0        2004
Funds - AIM V.I.                  8.183208           10.413687              27.26%                   0        2003
International Growth             10.000000            8.183208             -18.17%                   0        2002*
Fund: Series I Shares -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        11.751833           13.092858              11.41%                   0        2004
Portfolios, Inc. -                9.213961           11.751833              27.54%                   0        2003
American Century VP              11.590032            9.213961             -20.50%                   0        2002
Income & Growth Fund:            12.827110           11.590032              -9.64%                   0        2001
Class I - Q/NQ                   14.553111           12.827110             -11.86%                   0        2000
                                 12.506047           14.553111              16.37%                   0        1999
                                 10.000000           12.506047              25.06%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.761728           12.194706              13.32%                   0        2004
Portfolios, Inc. -                8.765875           10.761728              22.77%                   0        2003
American Century VP              11.165028            8.765875             -21.49%                   0        2002
International Fund: Class        15.989500           11.165028             -30.17%                   0        2001
I - Q/NQ                         19.495801           15.989500             -17.98%                   0        2000
                                 12.052929           19.495801              61.75%                   0        1999
                                 10.000000           12.052929              20.53%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         9.869319           11.198692              13.47%                 157        2004
Portfolios, Inc. -                8.038975            9.869319              22.77%                   0        2003
American Century VP              10.000000            8.038975             -19.61%                   0        2002*
International Fund: Class
III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         9.806428           10.701406               9.13%                   0        2004
Portfolios, Inc. -                7.962903            9.806428              23.15%                   0        2003
American Century VP Ultra        10.000000            7.962903             -20.37%                   0        2002*
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        15.642757           17.634549              12.73%                   0        2004
Portfolios, Inc. -               12.302130           15.642757              27.15%                   0        2003
American Century VP Value        14.279045           12.302130             -13.84%                   0        2002
Fund: Class I - Q/NQ             12.836968           14.279045              11.23%                   0        2001
                                 11.019041           12.836968              16.50%                   0        2000
                                 11.271284           11.019041              -2.24%                   0        1999
                                 10.000000           11.271284              12.71%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.226939           10.669705               4.33%                   0        2004
Portfolios II, Inc. -            10.000000           10.226939               2.27%                   0        2003*
American Century VP
Inflation Protection
Fund:
Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -            10.993691           12.789837              16.34%                   0        2004
Global Small Cap                  7.550966           10.993691              45.59%                   0        2003
Portfolio - Q/NQ                 11.631260            7.550966             -35.08%                   0        2002
                                 16.531655           11.631260             -29.64%                   0        2001
                                 20.682481           16.531655             -20.07%                   0        2000
                                 12.829333           20.682481              61.21%                   0        1999
                                 10.000000           12.829333              28.29%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------


--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -            10.133890           11.465130              13.14%                   0        2004
International Focus               7.722272           10.133890              31.23%                   0        2003
Portfolio - Q/NQ                  9.778400            7.722272             -21.03%                   0        2002
                                 12.760667            9.778400             -23.37%                   0        2001
                                 17.463426           12.760667             -26.93%                   0        2000
                                 11.543216           17.463426              51.29%                   0        1999
                                 10.000000           11.543216              15.43%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -            12.455106           13.673823               9.78%                   0        2004
Large Cap Value Portfolio        10.092195           12.455106              23.41%                   0        2003
- Q/NQ                           13.309568           10.092195             -24.17%                   0        2002
                                 13.373210           13.309568              -0.48%                   0        2001
                                 12.452445           13.373210               7.39%                   0        2000
                                 11.887094           12.452445               4.76%                   0        1999
                                 10.000000           11.887094              18.87%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment               10.329023           12.413331              20.18%                   0        2004
Portfolios - Small Cap            7.603070           10.329023              35.85%                   0        2003
Stock Index Portfolio:           10.000000            7.603070             -23.97%                   0        2002*
Service Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Socially                  9.550729           10.001884               4.72%                   1        2004
Responsible Growth Fund,          7.687264            9.550729              24.24%                   1        2003
Inc.: Initial Shares -           10.972704            7.687264             -29.94%                   1        2002
Q/NQ                             14.374715           10.972704             -23.67%                   1        2001
                                 16.385550           14.374715             -12.27%                  12        2000
                                 12.775247           16.385550              28.26%                   0        1999
                                 10.000000           12.775247              27.75%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,        11.114277           12.124769               9.09%                 207        2004
Inc. - Initial Shares -           8.781243           11.114277              26.57%                   1        2003
Q/NQ                             11.471393            8.781243             -23.45%                   1        2002
                                 13.249172           11.471393             -13.42%                   1        2001
                                 14.810885           13.249172             -10.54%                  27        2000
                                 12.454838           14.810885              18.92%                   0        1999
                                 10.000000           12.454838              24.55%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                 11.692755           12.110835               3.58%                   0        2004
Investment Fund                   9.786828           11.692755              19.47%                   0        2003
-Appreciation Portfolio:         11.917939            9.786828             -17.88%                   0        2002
Initial Shares - Q/NQ            13.329025           11.917939             -10.59%                   0        2001
                                 13.605834           13.329025              -2.03%                   0        2000
                                 12.380620           13.605834               9.90%                   0        1999
                                 10.000000           12.380620              23.81%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance              12.610763           12.884321               2.17%                   0        2004
Series - Federated               12.222015           12.610763               3.18%                   0        2003
Quality Bond Fund II:            11.340121           12.222015               7.78%                   0        2002
Primary Shares - Q/NQ            10.648571           11.340121               6.49%                   0        2001
                                  9.777237           10.648571               8.91%                   0        2000
                                 10.000000            9.777237              -2.23%                   0        1999*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                12.983123           14.258511               9.82%                   1        2004
Insurance Products Fund -        10.111588           12.983123              28.40%                   1        2003
VIP Equity-Income                12.355466           10.111588             -18.16%                   1        2002
Portfolio: Service Shares        13.203880           12.355466              -6.43%                   1        2001
-Q/NQ                            12.363474           13.203880               6.80%                   0        2000
                                 11.800868           12.363474               4.77%                   8        1999
                                 10.000000           11.800868              18.01%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                11.196253           11.399783               1.82%                   1        2004
Insurance Products Fund -         8.551687           11.196253              30.92%                   1        2003
VIP Growth Portfolio:            12.425772            8.551687             -31.18%                   1        2002
Service Shares- Q/NQ             15.318941           12.425772             -18.89%                   1        2001
                                 17.468631           15.318941             -12.31%                   0        2000
                                 12.904732           17.468631              35.37%                   4        1999
                                 10.000000           12.904732              29.05%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 9.506798           10.261209               7.94%                   0        2004
Insurance Products Fund -         7.593653            9.506798              25.19%                   0        2003
VIP High Income                   7.432559            7.593653               2.17%                   0        2002
Portfolio: Service Class          8.556624            7.432559             -13.14%                   0        2001
- Q/NQ                           11.213084            8.556624             -23.69%                   0        2000
                                 10.522617           11.213084               6.56%                   0        1999
                                 10.000000           10.522617               5.23%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                11.739347           13.136258              11.90%                   0        2004
Insurance Products Fund -         8.313864           11.739347              41.20%                   0        2003
VIP Overseas Portfolio:          10.585490            8.313864             -21.46%                   0        2002
Service Class - Q/NQ             13.637938           10.585490              22.38%                   0        2001
                                 17.106743           13.637938             -20.28%                   0        2000
                                 12.178128           17.106743              40.47%                   0        1999
                                 10.000000           12.178128              21.78%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.910427           12.209635              11.91%                   0        2004
Insurance Products Fund -         7.724242           10.910427              41.25%                   0        2003
VIP Overseas Portfolio:          10.000000            7.724242             -22.76%                   0        2002*
Service Class R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                11.061341           15.991270              13.73%                 464        2004
Insurance Products Fund          11.110642           11.061341              26.56%                 464        2003
II - VIP Contrafund(R)             12.441038           11.110642             -10.69%                 465        2002
Portfolio: Service Class         14.398684           12.441038             -13.60%                   0        2001
- Q/NQ                           15.653161           14.398684              -8.01%                   0        2000
                                 12.787496           15.653161              22.41%                   0        1999
                                 10.000000           12.787496              27.87%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.121844           10.411178               2.86%                   0        2004
Insurance Products Fund          10.000000           10.121844               1.22%                   0        2003*
II - VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------


--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 8.567950            9.044412               5.56%                   0        2004
Insurance Products Fund           6.701675            8.567950              27.85%                   0        2003
III - VIP Growth                  8.704709            6.701675             -23.01%                   0        2002
Opportunities Portfolio:         10.319040            8.704709             -15.64%                   0        2001
Service Class - Q/NQ             12.635267           10.319040             -18.33%                   0        2000
                                 12.300214           12.635267               2.72%                   0        1999
                                 10.000000           12.300214              23.00%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                11.573740           13.007940              12.39%                 647        2004
Insurance Products Fund           7.438892           11.573740              55.58%                 647        2003
III - VIP Value                  10.000000            7.438892             -25.61%                 647        2002*
Strategies Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.269420           12.036709              17.21%                   0        2004
Variable Insurance                7.857358           10.269420              30.70%                   0        2003
Products Trust -                 10.000000            7.857358             -21.43%                   0        2002*
Templeton Foreign
Securities Fund: Class 1
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                13.781443           16.341750              18.58%                   0        2004
International Value Fund:        10.000000           13.781443              37.81%                   0        2003*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap        17.892866           20.417909              14.11%                   0        2004
Index Fund: Class I - Q/NQ       13.476762           17.892866              32.77%                   0        2003
                                 16.138025           13.476762             -16.49%                   0        2002
                                 16.585077           16.138025              -2.70%                   0        2001
                                 14.599208           16.585077              13.60%                   0        2000
                                 12.244601           14.599208              19.23%                   0        1999
                                 10.000000           12.244601              22.45%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High         11.987751           13.013356               8.56%                   0        2004
Income Bond Fund: Class I         9.943317           11.987751              20.56%                   0        2003
- Q/NQ                            9.769394            9.943317               1.78%                   0        2002
                                  9.507993            9.769394               2.75%                   0        2001
                                 10.512337            9.507993              -9.55%                   0        2000
                                 10.331990           10.512337               1.75%                   0        1999
                                 10.000000           10.331990               3.32%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT               11.054993           13.161389              19.05%                   0        2004
Emerging Markets Fund:            6.784099           11.054993              62.95%                   0        2003
Class I - Q/NQ                    8.116661            6.784099             -16.42%                   0        2002
                                  8.682706            8.116661              -6.52%                   0        2001
                                 10.000000            8.682706             -13.17%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT               12.219653           14.549538              19.07%                   0        2004
Emerging Markets Fund:            7.500827           12.219653              62.91%                   0        2003
Class III - Q/NQ                 10.000000            7.500827             -24.99%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global        12.280183           14.666465              19.43%                   0        2004
Financial Services Fund:          8.804197           12.280183              39.48%                   0        2003
Class III - Q/NQ                 10.000000            8.804197             -11.96%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------


--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global        11.368582           12.088675               6.33%                  31        2004
Health Sciences Fund:             8.429985           11.368582              34.86%                   0        2003
Class III - Q/NQ                 10.000000            8.429985             -15.70%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         2.924207            3.007625               2.85%                   0        2004
Technology and                    1.910471            2.924207              53.06%                   0        2003
Communications Fund:              3.386452            1.910471             -43.58%                   0        2002
Class I - Q/NQ                    5.997100            3.386452             -43.53%                   0        2001
                                 10.000000            5.997100             -40.03%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global        10.897796           11.204967               2.82%                   0        2004
Technology and                    7.121827           10.897796              53.02%                   0        2003
Communications Fund:             10.000000            7.121827             -28.78%                   0        2002*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         9.700502           12.429161              28.13%                   0        2004
Utilities Fund: Class III         7.923073            9.700502              22.43%                   0        2003
- Q/NQ                           10.000000            7.923073             -20.77%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT               12.243119           12.465513               1.82%                   0        2004
Government Bond Fund:            12.173458           12.243119               0.57%                   0        2003
Class I - Q/NQ                   11.124403           12.173458               9.43%                   0        2002
                                 10.519995           11.124403               5.75%                   0        2001
                                  9.479885           10.519995              10.97%                  43        2000
                                  9.845615            9.479885              -3.71%                  15        1999
                                 10.000000            9.845615              -1.54%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth         6.033943            6.434764               6.64%                   0        2004
Fund: Class I - Q/NQ              4.610169            6.033943              30.88%                   0        2003
                                  6.559782            4.610169             -29.72%                   0        2002
                                  9.258498            6.559782             -29.15%                 713        2001
                                 12.780450            9.258498             -27.56%                 524        2000
                                 12.430206           12.780450               2.82%                   0        1999
                                 10.000000           12.430206              24.30%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                6.489005            7.306337              12.60%                   0        2004
International Growth              4.852467            6.489005              33.73%                   0        2003
Fund: Class I - Q/NQ              6.484565            4.852467             -25.17%                   0        2002
                                  9.218392            6.484565              29.66%                   0        2001
                                 10.000000            9.218392              -7.82%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT               10.357459           11.678247              12.75%                   0        2004
International Growth              7.761892           10.357459              33.44%                   0        2003
Fund: Class III - Q/NQ           10.000000            7.761892             -22.38%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT               10.553714           10.890089               3.19%                   0        2004
Investor Destinations             9.919273           10.553714               6.40%                   0        2003
Conservative Fund: Class         10.000000            9.919273              -0.81%                   0        2002*
II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------


--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT               10.668780           11.272511               5.66%                   0        2004
Investor Destinations             9.516564           10.668780              12.11%                   0        2003
Moderately Conservative          10.000000            9.516564              -4.83%                   0        2002*
Fund: Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT               10.678199           11.532734               8.00%                   0        2004
Investor Destinations             9.020903           10.678199              18.37%                   0        2003
Moderate Fund:                   10.000000            9.020903              -9.79%                   0        2002*
Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT               10.706793           11.833566              10.52%               2,037        2004
Investor Destinations             8.574196           10.706793              24.87%                   0        2003
Moderately Aggressive            10.000000            8.574196             -14.26%                   0        2002*
Fund: Class II - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT               10.691584           12.020568              12.43%                   0        2004
Investor Destinations             8.222834           10.691584              30.02%                   0        2003
Aggressive Fund: Class II        10.000000            8.222834             -17.77%                   0        2002*
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid           11.344898           12.901804              13.72%                   5        2004
Cap Growth Fund: Class I          8.210492           11.344898              38.18%                   6        2003
- Q/NQ                           13.221187            8.210492             -37.90%                   6        2002
                                 19.242613           13.221187             -31.29%                   6        2001
                                 23.061361           19.242613             -16.56%                   0        2000
                                 12.659167           23.061361              82.17%                   0        1999
                                 10.000000           12.659167              26.59%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money         11.027537           10.961374              -0.60%                 979        2004
Market Fund: Class I -           11.114578           11.027537              -0.78%                 506        2003
Q/NQ                             11.137467           11.114578              -0.21%                  36        2002
                                 10.903584           11.137467               2.15%                   0        2001
                                 10.429048           10.903584               4.55%                  71        2000
                                 10.088053           10.429048               3.38%                   0        1999
                                 10.000000           10.088053               0.88%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT               10.863847           11.756316               8.22%                   1        2004
Nationwide(R) Fund: Class I         8.640665           10.863847              25.73%                   1        2003
- Q/NQ                           10.603608            8.640665             -18.51%                   1        2002
                                 12.196740           10.603608             -13.06%                 623        2001
                                 12.636905           12.196740              -3.48%                 499        2000
                                 11.984248           12.636905               5.45%                  11        1999
                                 10.000000           11.984248              19.84%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT               11.291368           13.223238              17.11%                   0        2004
Nationwide(R) Leaders Fund:         9.117886           11.291368              23.84%                   0        2003
Class III - Q/NQ                 10.000000            9.117886              -8.82%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.          11.241194           12.463332              10.87%                   0        2004
Growth Leaders Fund:              7.480912           11.241194              50.27%                   0        2003
Class III - Q/NQ                 10.000000            7.480912             -25.19%                   0        2002*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------


--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT               10.101947           11.520951              14.05%                  47        2004
Worldwide Leaders Fund:           7.529984           10.101947              34.16%                  48        2003
Class I - Q/NQ                   10.235887            7.529984             -26.44%                  50        2002
                                 12.787543           10.235887             -19.95%                  51        2001
                                 14.790595           12.787543             -13.54%                  52        2000
                                 12.203027           14.790595              21.20%                   0        1999
                                 10.000000           12.203027              22.03%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT               13.557650           15.462062              14.05%                   0        2004
Worldwide Leaders Fund:          10.000000           13.557650              35.58%                   0        2003*
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap              12.851906           14.372068              11.83%                   0        2004
Growth Fund: Class I -            9.707740           12.851906              32.39%                   0        2003
Q/NQ                             14.758730            9.707740             -34.22%                   0        2002
                                 16.789563           14.758730             -12.10%                   0        2001
                                 20.311328           16.789563             -17.34%                   0        2000
                                 10.000000           20.311328             103.11%                   0        1999*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value        25.151693           29.089641              15.66%                  61        2004
Fund:                            16.262376           25.151693              54.66%                   0        2003
Class I - Q/NQ                   22.644645           16.262376             -28.18%                   0        2002
                                 17.905028           22.644645              26.47%                   0        2001
                                 16.329040           17.905028               9.65%                   0        2000
                                 12.954576           16.329040              26.05%                   0        1999
                                 10.000000           12.954576              29.55%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company          19.256799           22.599126              17.36%                   0        2004
Fund:                            13.849676           19.256799              39.04%                   0        2003
Class I - Q/NQ                   16.990870           13.849676             -18.49%                   0        2002
                                 18.472168           16.990870              -8.02%                   0        2001
                                 17.202461           18.472168               7.38%                   0        2000
                                 12.113907           17.202461              42.01%                   0        1999
                                 10.000000           12.113907              21.14%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT             9.996125           10.693113               6.97%                 386        2004
Balanced Fund: Class I -          8.561448            9.996125              16.76%                   0        2003
Q/NQ                              9.902320            8.561448             -13.54%                   0        2002
                                 10.426893            9.902320              -5.03%                   0        2001
                                 10.611396           10.426893              -1.74%                  34        2000
                                 10.669391           10.611396              -0.54%                   0        1999
                                 10.000000           10.669391               6.69%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT             10.097367           11.698262              15.85%                   0        2004
Comstock Value Fund:              7.791482           10.097367              29.59%                   0        2003
Class I - Q/NQ                   10.556552            7.791482             -26.19%                   0        2002
                                 12.188636           10.556552             -13.39%                   0        2001
                                 13.829829           12.188636             -11.87%                   0        2000
                                 11.837331           13.829829              16.83%                   0        1999
                                 10.000000           11.837331              18.37%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------


--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT             12.820626           13.467108               5.04%                   0        2004
Multi Sector Bond Fund:          11.597439           12.820626              10.55%                   0        2003
Class I - Q/NQ                   10.971350           11.597439               5.71%                   0        2002
                                 10.680606           10.971350               2.72%                   0        2001
                                 10.251777           10.680606               4.18%                   0        2000
                                 10.238069           10.251777               0.13%                   0        1999
                                 10.000000           10.238069               2.38%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust         10.000000           11.377764              13.78%                   0        2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              6.157266            7.161930              16.32%                   1        2004
Forty Portfolio: Service          5.193752            6.157266              18.55%                   2        2003
Shares - Q/NQ                     6.265584            5.193752             -17.11%                   1        2002
                                  8.129929            6.265584             -22.93%                   2        2001
                                 10.000000            8.129929             -18.70%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              3.377335            3.348910              -0.84%                   0        2004
Global Technology                 2.338439            3.377335              44.43%                   0        2003
Portfolio: Service Shares         4.015227            2.338439             -41.76%                   0        2002
- Q/NQ                            6.497274            4.015227             -38.20%                   0        2001
                                 10.000000            6.497274             -35.03%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -             10.283100           10.223851              -0.58%                   0        2004
Global Technology                 7.088099           10.283100              45.08%                   0        2003
Portfolio: Service II            10.000000            7.088099             -29.12%                   0        2002*
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              5.986432            7.005646              17.03%                   0        2004
International Growth              4.512894            5.986432              32.65%                   0        2003
Portfolio: Service Shares         6.165048            4.512894             -26.80%                   0        2002
- Q/NQ                            8.166613            6.165048             -24.51%                 849        2001
                                 10.000000            8.166613             -18.33%                 649        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -             10.261664           12.011186              17.05%                 228        2004
International Growth              7.735029           10.261664              32.66%                   0        2003
Portfolio: Service II            10.000000            7.735029             -22.65%                   0        2002*
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers        13.314277           15.204052              14.19%                   0        2004
Management Trust - AMT           10.248188           13.314277              29.92%                   0        2003
Guardian Portfolio - Q/NQ        14.131442           10.248188             -27.48%                   0        2002
                                 14.552749           14.131442              -2.90%                   0        2001
                                 14.593171           14.552749              -0.28%                   0        2000
                                 12.877297           14.593171              13.32%                   0        1999
                                 10.000000           12.877297              28.77%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers        10.005513            9.942308              -0.63%                   0        2004
Management Trust - AMT           10.000000           10.005513               0.06%                   0        2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------


--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers        12.730705           14.599562              14.68%                   0        2004
Management Trust - AMT           10.081358           12.730705              26.28%                   0        2003
Mid Cap Growth Portfolio:        14.470284           10.081358             -30.33%                   0        2002
Class I - Q/NQ                   19.477696           14.470284             -25.71%                   0        2001
                                 21.345408           19.477696              -8.75%                   0        2000
                                 14.067351           21.345408              51.74%                   0        1999
                                 10.000000           14.067351              40.67%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers        11.888867           13.946856              17.31%                   0        2004
Management Trust - AMT            8.925645           11.888867              33.20%                   0        2003
Partners Portfolio - Q/NQ        11.933692            8.925645             -25.21%                   0        2002
                                 12.456413           11.933692              -4.20%                   0        2001
                                 12.544255           12.456413              -0.70%                   0        2000
                                 11.849067           12.544255               5.87%                   0        1999
                                 10.000000           11.849067              18.49%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers        10.000000           11.277640              12.78%                   0        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable             12.478694           14.737397              18.10%                   1        2004
Account Funds -                  10.076931           12.478694              23.83%                   1        2003
Oppenheimer Aggressive           14.153669           10.076931             -28.80%                   1        2002
Growth Fund/VA:                  20.887100           14.153669             -32.24%                 310        2001
Non-Service Shares- Q/NQ         23.864429           20.887100             -12.48%                 233        2000
                                 13.181851           23.864429              81.04%                   0        1999
                                 10.000000           13.181851              31.82%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable             14.595104           15.388983               5.44%                   0        2004
Account Funds -                  11.304185           14.595104              29.11%                   0        2003
Oppenheimer Capital              15.675123           11.304185             -27.88%                   0        2002
Appreciation Fund/VA:            18.186519           15.675123             -13.81%                   0        2001
Non-Service Shares - Q/NQ        18.485985           18.186519              -1.62%                   0        2000
                                 13.235004           18.485985              39.67%                   0        1999
                                 10.000000           13.235004              32.35%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              8.928255           10.490302              17.50%                   0        2004
Account Funds -                   6.331165            8.928255              41.02%                   0        2003
Oppenheimer Global                8.246547            6.331165             -23.23%                   0        2002
Securities Fund/VA:               9.509088            8.246547             -13.28%                   0        2001
Non-Service Shares- Q/NQ         10.000000            9.509088              -4.91%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable             14.218957           16.711161              17.53%                   0        2004
Account Funds -                  10.000000           14.218957              42.19%                   0        2003*
Oppenheimer Global
Securities Fund/VA: Class
3- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable             11.795169           12.730190               7.93%                 533        2004
Account Funds -                   9.440180           11.795169              24.95%                 533        2003
Oppenheimer Main Street(R)         11.790725            9.440180             -19.94%                 533        2002
Fund/VA: Non-Service             13.311650           11.790725             -11.43%                   1        2001
Shares - Q/NQ                    14.798240           13.311650             -10.05%                   0        2000
                                 12.331317           14.798240              20.01%                   0        1999
                                 10.000000           12.331317              23.31%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                 Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                 Value at        Value at End of    Accumulation Unit      Accumulation
                               Beginning of           Period              Value          Units at End of
                                  Period                                                      Period
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund           9.055451           10.555564              16.57%                 739        2004
II, Inc.: Investor Class          6.703248            9.055451              35.09%                 739        2003
- Q/NQ                            9.290050            6.703248             -27.84%                 739        2002
                                  9.785166            9.290050              -5.06%                   0        2001
                                 10.000000            9.785166              -2.15%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                    23.514411           25.518160               8.52%                   0        2004
Institutional Funds, Inc.        18.651037           23.514411              26.08%                   0        2003
- Emerging Markets Debt          17.318710           18.651037               7.69%                   0        2002
Portfolio: Class I - Q/NQ        15.954543           17.318710               8.55%                   0        2001
                                 14.525802           15.954543               9.84%                   0        2000
                                 11.386873           14.525802              27.57%                   0        1999
                                 10.000000           11.386873              13.87%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                    10.201991           11.808336              15.75%                   0        2004
Institutional Funds, Inc.         8.120315           10.201991              25.64%                   0        2003
- International Magnum           10.000000            8.120315             -18.80%                   0        2002*
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     5.692066            6.824496              19.89%                   0        2004
Institutional Funds, Inc.         4.072095            5.692066              39.78%                   0        2003
- Mid Cap Growth                  5.999237            4.072095             -32.12%                   0        2002
Portfolio: Class I - Q/NQ         8.608498            5.999237             -30.31%                   0        2001
                                 10.000000            8.608498             -13.92%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                    17.978337           24.178463              34.49%                 217        2004
Institutional Funds, Inc.        13.259472           17.978337              35.95%                   0        2003
- U.S. Real Estate               13.554456           13.259472              -2.18%                   0        2002
Portfolio: Class I - Q/NQ        12.516221           13.554456               8.30%                   0        2001
                                 12.045311           12.516221               3.91%                   0        2000*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                10.000000           12.609968              26.10%                   0        2004*
Insurance Trust:
Worldwide Emerging
Markets Fund: Class R -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                20.137470           24.996452              24.13%                   0        2004
Insurance Trust -                13.245459           20.137470              52.03%                   0        2003
Worldwide Emerging               13.835162           13.245459              -4.26%                   0        2002
Markets Fund: Initial            14.291739           13.835162              -3.19%                   0        2001
Class - Q/NQ                     24.932117           14.291739             -42.68%                   0        2000
                                 12.624752           24.932117              97.49%                   0        1999
                                 10.000000           12.624752              26.25%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                10.000000           12.467222              24.67%                   0        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                15.686285           19.214216              22.49%                   0        2004
Insurance Trust -                10.987828           15.686285              42.76%                   0        2003
Worldwide Hard Assets            11.468935           10.987828              -4.19%                   0        2002
Fund: Initial Class - Q/NQ       12.989532           11.468935             -11.71%                   0        2001
                                 11.824722           12.989532               9.85%                   0        2000
                                  9.911011           11.824722              19.31%                   0        1999
                                 10.000000            9.911011              -0.89%                   0        1998*
--------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                           Additional Contract Options Elected (Total 1.45%)
            (Variable account charges of 1.45% of the daily net assets of the variable account)
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.404876           12.715583              22.21%                   0        2004
Funds - AIM V.I.                   8.180432           10.404876              27.19%                   0        2003
International Growth Fund:        10.000000            8.180432             -18.20%                   0        2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         11.720585           13.051431              11.35%                 116        2004
Portfolios, Inc. -                 9.194119           11.720585              27.48%                  76        2003
American Century VP Income        11.570948            9.194119             -20.54%                   0        2002
& Growth Fund: Class I-           12.812521           11.570948              -9.69%                   0        2001
Q/NQ                              14.543892           12.812521             -11.90%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.733117           12.156116              13.26%                   0        2004
Portfolios, Inc. -                 8.747002           10.733117              22.71%                   0        2003
American Century VP               11.146637            8.747002             -21.53%                   0        2002
International Fund:               15.971330           11.146637             -30.21%                   0        2001
Class I- Q/NQ                     19.483474           15.971330             -18.03%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.860964           11.183532              13.41%                   0        2004
Portfolios, Inc. -                 8.036243            9.860964              22.71%                   0        2003
American Century VP               10.000000            8.036243             -19.64%                   0        2002*
International Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.798135           10.686944               9.07%                  59        2004
Portfolios, Inc. -                 7.960197            9.798135              23.09%                   0        2003
American Century VP Ultra         10.000000            7.960197             -20.40%                   0        2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         15.601172           17.578743              12.68%                  47        2004
Portfolios, Inc. -                12.275645           15.601172              27.09%                   0        2003
American Century VP Value         14.255535           12.275645             -13.89%                   0        2002
Fund: Class I - Q/NQ              12.822378           14.255535              11.18%                   0        2001
                                  11.012072           12.822378              16.44%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.223456           10.660662               4.28%                   0        2004
Portfolios II, Inc. -             10.000000           10.223456               2.23%                   0        2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             10.964435           12.749331              16.28%                   0        2004
Global Small Cap Portfolio         7.534703           10.964435              45.52%                   0        2003
- Q/NQ                            11.612109            7.534703             -35.11%                   0        2002
                                  16.512879           11.612109             -29.68%                   0        2001
                                  20.669425           16.512879             -20.11%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             10.106935           11.428826              13.08%                   0        2004
International Focus                7.705625           10.106935              31.16%                   0        2003
Portfolio - Q/NQ                   9.762282            7.705625             -21.07%                   0        2002
                                  12.746142            9.762282             -23.41%                   0        2001
                                  17.452381           12.746142             -26.97%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             12.422011           13.630570               9.73%                   0        2004
Large Cap Value Portfolio         10.070482           12.422011              23.35%                   0        2003
- Q/NQ                            13.287675           10.070482             -24.21%                   0        2002
                                  13.358023           13.287675              -0.53%                   0        2001
                                  12.444575           13.358023               7.34%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                10.320294           12.395647              20.12%               4,973        2004
Portfolios - Small Cap             7.600492           10.320294              35.78%                 221        2003
Stock Index Portfolio:            10.000000            7.600492             -24.00%                 221        2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Socially                   9.525286            9.970177               4.67%                   0        2004
Responsible Growth Fund,           7.670681            9.525286              24.18%                   0        2003
Inc.: Initial Shares - Q/NQ       10.954608            7.670681             -29.98%                   0        2002
                                  14.358357           10.954608             -23.71%                   0        2001
                                  16.375184           14.358357             -12.32%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         11.084718           12.086394               9.04%              72,480        2004
Inc. - Initial Shares -            8.762333           11.084718              26.50%                   0        2003
Q/NQ                              11.452508            8.762333             -23.49%                   0        2002
                                  13.234124           11.452508             -13.46%                   0        2001
                                  14.801530           13.234124             -10.59%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.661674           12.072159               3.52%                   0        2004
Investment Fund                    9.765754           11.661674              19.41%                   0        2003
-Appreciation Portfolio:          11.898327            9.765754             -17.92%                   0        2002
Initial Shares - Q/NQ             13.313894           11.898327             -10.63%                   0        2001
                                  13.597232           13.313894              -2.08%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.580977           12.847380               2.12%                 372        2004
- Federated Quality Bond          12.199338           12.580977               3.13%                 305        2003
Fund II: Primary Shares -         11.324824           12.199338               7.72%                 305        2002
Q/NQ                              10.639621           11.324824               6.44%                   0        2001
                                   9.773948           10.639621               8.86%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.948586           14.213371               9.77%                 366        2004
Insurance Products Fund -         10.089795           12.948586              28.33%               1,182        2003
VIP Equity-Income                 12.335099           10.089795             -18.20%               1,149        2002
Portfolio: Service Class-         13.188860           12.335099              -6.47%                 778        2001
Q/NQ                              12.355641           13.188860               6.74%                 261        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.166492           11.363725               1.77%                 389        2004
Insurance Products Fund -          8.533273           11.166492              30.86%               1,305        2003
VIP Growth Portfolio:             12.405324            8.533273             -31.21%               1,343        2002
Service Class - Q/NQ              15.301552           12.405324             -18.93%                 791        2001
                                  17.457597           15.301552             -12.35%                 216        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  9.481524           10.228738               7.88%                  43        2004
Insurance Products Fund -          7.577300            9.481524              25.13%                 523        2003
VIP High Income Portfolio:         7.420301            7.577300               2.12%                 561        2002
Service Class - Q/NQ               8.546878            7.420301             -13.18%                 635        2001
                                  11.205978            8.546878             -23.73%                 186        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.708141           13.094692              11.84%                   0        2004
Insurance Products Fund -          8.295957           11.708141              41.13%                   0        2003
VIP Overseas Portfolio:           10.568057            8.295957             -21.50%                   0        2002
Service Class - Q/NQ              13.622435           10.568057             -22.42%                 444        2001
                                  17.095933           13.622435             -20.32%                 120        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.901182           12.193101              11.85%                  79        2004
Insurance Products Fund -          7.721614           10.901182              41.18%                 486        2003
VIP Overseas Portfolio:           10.000000            7.721614             -22.78%                 529        2002*
Service
Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.023952           15.940662              13.67%                   0        2004
Insurance Products Fund II        11.086716           14.023952              26.49%                   0        2003
- VIP Contrafund(R)                 12.420560           11.086716             -10.74%                   0        2002
Portfolio: Service Class -        14.382315           12.420560             -13.64%                   0        2001
Q/NQ                              15.643260           14.382315              -8.06%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.118423           10.402383               2.81%                   0        2004
Insurance Products Fund II        10.000000           10.118423               1.18%                   0        2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  8.545136            9.015753               5.51%                   0        2004
Insurance Products Fund            6.687212            8.545136              27.78%                   0        2003
III - VIP Growth                   8.690341            6.687212             -23.05%                   0        2002
Opportunities Portfolio:          10.307281            8.690341             -15.69%                   0        2001
Service Class - Q/NQ              12.627255           10.307281             -18.37%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.563978           12.990391              12.33%                   0        2004
Insurance Products Fund            7.436365           11.563978              55.51%                   0        2003
III - VIP Value Strategies        10.000000            7.436365             -25.64%                   0        2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                10.260715           12.020412              17.15%                   0        2004
Variable Insurance                 7.854689           10.260715              30.63%                   0        2003
Products Trust - Templeton        10.000000            7.854689             -21.45%                   0        2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.776777           16.327943              18.52%                  32        2004
International Value               10.000000           13.776777              37.77%                   0        2003*
Fund: Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid             17.845279           20.353296              14.05%               3,474        2004
Cap Index Fund: Class             13.447730           17.845279              32.70%                   0        2003
I - Q/NQ                          16.111432           13.447730             -16.53%                   0        2002
                                  16.566203           16.111432              -2.75%                   0        2001
                                  14.589957           16.566203              13.55%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.955882           12.972189               8.50%                   0        2004
Income Bond Fund: Class I          9.921909           11.955882              20.50%                   0        2003
- Q/NQ                             9.753315            9.921909               1.73%                   0        2002
                                   9.497186            9.753315               2.70%                   0        2001
                                  10.505688            9.497186              -9.60%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.036792           13.133057              18.99%                   0        2004
Emerging Markets Fund:             6.776365           11.036792              62.87%                   0        2003
Class I - Q/NQ                     8.111518            6.776365             -16.46%                   0        2002
                                   8.681644            8.111518              -6.57%                   0        2001
                                  10.000000            8.681644             -13.18%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.209330           14.529882              19.01%                  38        2004
Emerging Markets Fund:             7.498277           12.209330              62.83%                   0        2003
Class III - Q/NQ                  10.000000            7.498277             -25.02%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.268146           14.644667              19.37%                   0        2004
Financial Services Fund:           8.800026           12.268146              39.41%                   0        2003
Class III - Q/NQ                  10.000000            8.800026             -12.00%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.357455           12.070721               6.28%                   0        2004
Health Sciences Fund:              8.426002           11.357455              34.79%                   0        2003
Class III - Q/NQ                  10.000000            8.426002             -15.74%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          2.919387            3.001143               2.80%                   0        2004
Technology and                     1.908285            2.919387              52.98%                   0        2003
Communications Fund: Class         3.384294            1.908285             -43.61%                   0        2002
I - Q/NQ                           5.996363            3.384294             -43.56%                   0        2001
                                  10.000000            5.996363             -40.04%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.888566           11.189794               2.77%                   0        2004
Technology and                     7.119398           10.888566              52.94%                   0        2003
Communications Fund: Class        10.000000            7.119398             -28.81%                   0        2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          9.690988           12.410677              28.06%                   0        2004
Utilities Fund: Class III          7.919326            9.690988              22.37%                   0        2003
- Q/NQ                            10.000000            7.919326             -20.81%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.210544           12.426052               1.76%                  70        2004
Government Bond Fund:             12.147237           12.210544               0.52%                 789        2003
Class I - Q/NQ                    11.106073           12.147237               9.37%                 697        2002
                                  10.508016           11.106073               5.69%                 423        2001
                                   9.473867           10.508016              10.92%                 162        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth          6.017884            6.414387               6.59%                   0        2004
Fund: Class I - Q/NQ               4.600232            6.017884              30.82%                   0        2003
                                   6.548971            4.600232             -29.76%                   0        2002
                                   9.247972            6.548971             -29.18%                   0        2001
                                  12.772360            9.247972             -27.59%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 6.478305            7.290600              12.54%                   0        2004
International Growth Fund:         4.846917            6.478305              33.66%                   0        2003
Class I - Q/NQ                     6.480453            4.846917             -25.21%                   0        2002
                                   9.217263            6.480453             -29.69%                   0        2001
                                  10.000000            9.217263              -7.83%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.348693           11.662449              12.69%                   0        2004
International Growth Fund:         7.759258           10.348693              33.37%                   0        2003
Class III - Q/NQ                  10.000000            7.759258             -22.41%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.543381           10.873912               3.13%                 147        2004
Investor Destinations              9.914588           10.543381               6.34%                   0        2003
Conservative Fund:                10.000000            9.914588              -0.85%                   0        2002*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.658362           11.255804               5.61%               2,141        2004
Investor Destinations              9.512081           10.658362              12.05%                   0        2003
Moderately Conservative           10.000000            9.512081              -4.88%                   0        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.667735           11.515594               7.95%               3,366        2004
Investor Destinations              9.016631           10.667735              18.31%                   0        2003
Moderate Fund: Class II -         10.000000            9.016631              -9.83%                   0        2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.696293           11.815958              10.47%               1,420        2004
Investor Destinations              8.570137           10.696293              24.81%                   0        2003
Moderately Aggressive             10.000000            8.570137             -14.30%                   0        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.681108           12.002712              12.37%                   0        2004
Investor Destinations              8.218945           10.681108              29.96%                   0        2003
Aggressive Fund:                  10.000000            8.218945             -17.81%                   0        2002*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        11.314710           12.860947              13.67%                   0        2004
Growth Fund: Class I - Q/NQ        8.192786           11.314710              38.11%                   0        2003
                                  13.199389            8.192786             -37.93%                   0        2002
                                  19.220739           13.199389             -31.33%                   0        2001
                                  23.046789           19.220739             -16.60%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money          10.998203           10.926674              -0.65%                  83        2004
Market Fund: Class I - Q/NQ       11.090636           10.998203              -0.83%                   0        2003
                                  11.119112           11.090636              -0.26%                   0        2002
                                  10.891167           11.119112               2.09%                   0        2001
                                  10.422427           10.891167               4.50%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.834968           11.719115               8.16%                   0        2004
Nationwide(R) Fund: Class I          8.622061           10.834968              25.67%               2,835        2003
- Q/NQ                            10.586142            8.622061             -18.55%               2,796        2002
                                  12.182869           10.586142             -13.11%               2,717        2001
                                  12.628895           12.182869              -3.53%                 806        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.280331           13.203617              17.05%                   0        2004
Nationwide(R) Leaders Fund:          9.113577           11.280331              23.78%                   0        2003
Class III - Q/NQ                  10.000000            9.113577              -8.86%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           11.230190           12.444811              10.82%                   0        2004
Growth Leaders Fund: Class         7.477365           11.230190              50.19%                   0        2003
III - Q/NQ                        10.000000            7.477365             -25.23%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.075073           11.484471              13.99%                   0        2004
Worldwide Leaders Fund:            7.513762           10.075073              34.09%                   0        2003
Class I - Q/NQ                    10.219036            7.513762             -26.47%                   0        2002
                                  12.773009           10.219036             -20.00%                   0        2001
                                  14.781243           12.773009             -13.59%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.553060           15.448981              13.99%                   0        2004
Worldwide Leaders Fund:           10.000000           13.553060              35.53%                   0        2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        12.821504           14.330796              11.77%                   0        2004
Fund: Class I - Q/NQ               9.689686           12.821504              32.32%                 384        2003
                                  14.738777            9.689686             -34.26%                 413        2002
                                  16.775454           14.738777             -12.14%                 343        2001
                                  20.304522           16.775454             -17.38%                  96        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         25.084829           28.997596              15.60%                   8        2004
Fund: Class I - Q/NQ              16.227347           25.084829              54.58%                 210        2003
                                  22.607355           16.227347             -28.22%                 254        2002
                                  17.884672           22.607355              26.41%                 227        2001
                                  16.318704           17.884672               9.60%                  91        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           19.205589           22.527605              17.30%                   0        2004
Fund: Class I - Q/NQ              13.819838           19.205589              38.97%                   0        2003
                                  16.962886           13.819838             -18.53%                   0        2002
                                  18.451164           16.962886              -8.07%                   0        2001
                                  17.191574           18.451164               7.33%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT              9.969522           10.659252               6.92%                   0        2004
Balanced Fund: Class I -           8.543005            9.969522              16.70%                   0        2003
Q/NQ                               9.886012            8.543005             -13.58%                   0        2002
                                  10.415037            9.886012              -5.08%                   0        2001
                                  10.604669           10.415037              -1.79%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              10.070517           11.661238              15.80%                 112        2004
Comstock Value Fund:               7.774693           10.070517              29.53%                  90        2003
Class I - Q/NQ                    10.539153            7.774693             -26.23%                   0        2002
                                  12.174767           10.539153             -13.43%                   0        2001
                                  13.821079           12.174767             -11.91%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        12.786566           13.424511               4.99%                   0        2004
Sector Bond Fund: Class I         11.572500           12.786566              10.49%                   0        2003
- Q/NQ                            10.953304           11.572500               5.65%                   0        2002
                                  10.668471           10.953304               2.67%                   0        2001
                                  10.245290           10.668471               4.13%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust          10.000000           11.373957              13.74%                   0        2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty         6.145006            7.144059              16.26%                   0        2004
Portfolio: Service Shares          5.186035            6.145006              18.49%               1,700        2003
- Q/NQ                             6.259448            5.186035             -17.15%               1,581        2002
                                   8.126129            6.259448             -22.97%               1,564        2001
                                  10.000000            8.126129             -18.74%                 414        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               3.370605            3.340536              -0.89%                   0        2004
Global Technology                  2.334963            3.370605              44.35%                   0        2003
Portfolio: Service Shares          4.011291            2.334963             -41.79%                   0        2002
- Q/NQ                             6.494235            4.011291             -38.23%               2,420        2001
                                  10.000000            6.494235             -35.06%                 448        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.274404           10.210014              -0.63%                   0        2004
Global Technology                  7.085688           10.274404              45.00%                 494        2003
Portfolio: Service II             10.000000            7.085688             -29.14%                 534        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               5.974486            6.988123              16.97%                   0        2004
International Growth               4.506173            5.974486              32.58%                   0        2003
Portfolio: Service Shares          6.159009            4.506173             -26.84%                   0        2002
- Q/NQ                             8.162793            6.159009             -24.55%                 796        2001
                                  10.000000            8.162793             -18.37%                 194        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.252980           11.994950              16.99%                   0        2004
International Growth               7.732399           10.252980              32.60%                 520        2003
Portfolio: Service II             10.000000            7.732399             -22.68%                 530        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.278896           15.155965              14.14%                   0        2004
Management Trust - AMT            10.226131           13.278896              29.85%                   0        2003
Guardian Portfolio - Q/NQ         14.108196           10.226131             -27.52%                   0        2002
                                  14.536223           14.108196              -2.94%                   0        2001
                                  14.583938           14.536223              -0.33%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.002124            9.933898              -0.68%                   0        2004
Management Trust - AMT            10.000000           10.002124               0.02%                   0        2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.696840           14.553346              14.62%                   0        2004
Management Trust - AMT            10.059629           12.696840              26.22%                   0        2003
Mid-Cap Growth Portfolio:         14.446438           10.059629             -30.37%                  30        2002
Class I - Q/NQ                    19.455564           14.446438             -25.75%                  17        2001
                                  21.331920           19.455564              -8.80%                   6        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         11.857262           13.902722              17.25%                   0        2004
Management Trust - AMT             8.906424           11.857262              33.13%                   0        2003
Partners Portfolio - Q/NQ         11.914038            8.906424             -25.24%                   0        2002
                                  12.442244           11.914038              -4.25%                   0        2001
                                  12.536312           12.442244              -0.75%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.000000           11.776812              11.64%                   0        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.445509           14.690755              18.04%                  44        2004
Account Funds -                   10.055227           12.445509              23.77%                   0        2003
Oppenheimer Aggressive            14.130362           10.055227             -28.84%                  29        2002
Growth Fund/VA:                   20.863367           14.130362             -32.27%                  16        2001
Non-Service Shares - Q/NQ         23.849355           20.863367             -12.52%                   5        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.556280           15.340269               5.39%                   0        2004
Account Funds -                   11.279831           14.556280              29.05%                   0        2003
Oppenheimer Capital               15.649321           11.279831             -27.92%                   0        2002
Appreciation Fund/VA:             18.165855           15.649321             -13.85%                   0        2001
Non-Service Shares - Q/NQ         18.474301           18.165855              -1.67%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               8.911680           10.465531              17.44%                   0        2004
Account Funds -                    6.322604            8.911680              40.95%                   0        2003
Oppenheimer Global                 8.239576            6.322604             -23.27%                   0        2002
Securities Fund/VA:                9.505903            8.239576             -13.32%                   0        2001
Non-Service Shares - Q/NQ         10.000000            9.505903              -4.94%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.214155           16.697062              17.47%                  14        2004
Account Funds -                   10.000000           14.214155              42.14%                   0        2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.763806           12.689909               7.87%              11,342        2004
Account Funds -                    9.419845           11.763806              24.88%                  25        2003
Oppenheimer Main Street(R)          11.771303            9.419845             -19.98%                   0        2002
Fund/VA: Non-Service              13.296520           11.771303             -11.47%                   0        2001
Shares - Q/NQ                     14.788879           13.296520             -10.09%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund            9.038605           10.530600              16.51%                 544        2004
II, Inc.: Investor Class -         6.694178            9.038605              35.02%                 536        2003
Q/NQ                               9.282194            6.694178             -27.88%                 502        2002
                                   9.781883            9.282194              -5.11%                   0        2001
                                  10.000000            9.781883              -2.18%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     23.451931           25.437438               8.47%                   0        2004
Institutional Funds, Inc.         18.610910           23.451931              26.01%                   0        2003
- Emerging Markets Debt           17.290213           18.610910               7.64%                   0        2002
Portfolio: Class I - Q/NQ         15.936413           17.290213               8.50%                   0        2001
                                  14.516616           15.936413               9.78%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.193349           11.792352              15.69%                   0        2004
Institutional Funds, Inc.          8.117559           10.193349              25.57%                   0        2003
- International Magnum            10.000000            8.117559             -18.82%                   0        2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      5.681499            6.808374              19.83%                   0        2004
Institutional Funds, Inc.          4.066580            5.681499              39.71%                   0        2003
- Mid Cap Growth                   5.994160            4.066580             -32.16%                   0        2002
Portfolio: Class I - Q/NQ          8.605609            5.994160             -30.35%                   0        2001
                                  10.000000            8.605609             -13.94%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     17.930553           24.101981              34.42%              11,243        2004
Institutional Funds, Inc.         13.230935           17.930553              35.52%                  17        2003
- U.S. Real Estate                13.532141           13.230935              -2.23%                   0        2002
Portfolio: Class I - Q/NQ         12.501983           13.532141               8.24%                   0        2001
                                  12.033260           12.501983               3.90%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.605738              26.06%                   0        2004*
Insurance Trust:
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 20.083913           24.917339              24.07%                   0        2004
Insurance Trust -                 13.216913           20.083913              51.96%                   0        2003
Worldwide Emerging Markets        13.812362           13.216913              -4.31%                   0        2002
Fund: Initial Class - Q/NQ        14.275487           13.812362              -3.24%                   0        2001
                                  24.916384           14.275487             -42.71%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.463044              24.63%                   0        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 15.644606           19.153438              22.43%                   0        2004
Insurance Trust -                 10.964166           15.644606              42.69%                   0        2003
Worldwide Hard Assets             11.450041           10.964166              -4.24%                  39        2002
Fund: Initial Class - Q/NQ        12.974758           11.450041             -11.75%                  25        2001
                                  11.817233           12.974758               9.80%                  12        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


                                 Additional Contract Options Elected (Total 1.50%)
               (Variable account charges of 1.50% of the daily net assets of the variable account)
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.396068           12.698388              22.15%                   0        2004
Funds - AIM V.I.                   8.177656           10.396068              27.13%                   0        2003
International Growth Fund:        10.000000            8.177656             -18.22%                   0        2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         11.689405           13.010107              11.30%                   0        2004
Portfolios, Inc. -                 9.174309           11.689405              27.41%                   0        2003
American Century VP Income        11.551890            9.174309             -20.58%                   0        2002
& Growth Fund: Class I-
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.704526           12.117584              13.20%                   0        2004
Portfolios, Inc. -                 8.728132           10.704526              22.64%                   0        2003
American Century VP               11.128268            8.728132             -21.57%                   0        2002
International Fund:
Class I- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.852618           11.168399              13.35%                   0        2004
Portfolios, Inc. -                 8.033520            9.852618              22.64%                   0        2003
American Century VP               10.000000            8.033520             -19.66%                   0        2002*
International Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.789838           10.672474               9.02%                   0        2004
Portfolios, Inc. -                 7.957490            9.789838              23.03%                   0        2003
American Century VP Ultra         10.000000            7.957490             -20.43%                   0        2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         15.559667           17.523098              12.62%                   0        2004
Portfolios, Inc. -                12.249189           15.559667              27.03%                   0        2003
American Century VP Value         14.232053           12.249189             -13.93%                   0        2002
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.219974           10.651623               4.22%                   0        2004
Portfolios II, Inc. -             10.000000           10.219974               2.20%                   0        2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             10.935270           12.708974              16.22%                   0        2004
Global Small Cap Portfolio         7.518453           10.935270              45.45%                   0        2003
- Q/NQ                            11.592951            7.518453             -35.15%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             10.080063           11.392661              13.02%                   0        2004
International Focus                7.689031           10.080063              31.10%                   0        2003
Portfolio - Q/NQ                   9.746211            7.689031             -21.11%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             12.388960           13.587410               9.67%                   0        2004
Large Cap Value Portfolio         10.048782           12.388960              23.29%                   0        2003
- Q/NQ                            13.265780           10.048782             -24.25%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                10.311541           12.379750              20.06%                   0        2004
Portfolios - Small Cap             7.597901           10.311541              35.72%                   0        2003
Stock Index Portfolio:            10.000000            7.597901             -24.02%                   0        2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Socially                   9.499959            9.938626               4.62%                   0        2004
Responsible Growth Fund,           7.654150            9.499959              24.12%                   0        2003
Inc.: Initial Shares - Q/NQ       10.936572            7.654150             -30.01%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         11.055229           12.048127               8.98%                   0        2004
Inc. - Initial Shares -            8.743455           11.055229              26.44%                   0        2003
Q/NQ                              11.433642            8.743455             -23.53%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.630648           12.034289               3.47%                   0        2004
Investment Fund                    9.744716           11.630648              19.35%                   0        2003
-Appreciation Portfolio:          11.878721            9.744716             -17.96%                   0        2002
Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.551247           12.810509               2.07%                   0        2004
- Federated Quality Bond          12.176693           12.551247               3.08%                   0        2003
Fund II: Primary Shares -         11.309545           12.176693               7.67%                   0        2002
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.914155           14.168390               9.71%                  88        2004
Insurance Products Fund -         10.068066           12.914155              28.27%                  88        2003
VIP Equity-Income                 12.314799           10.068066             -18.24%                  88        2002
Portfolio: Service Class-
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.136737           11.327678               1.71%                   0        2004
Insurance Products Fund -          8.514851           11.136737              30.79%                   0        2003
VIP Growth Portfolio:             12.384853            8.514851             -31.25%                   0        2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  9.456304           10.196357               7.83%                   0        2004
Insurance Products Fund -          7.560980            9.456304              25.07%                   0        2003
VIP High Income Portfolio:         7.408079            7.560980               2.06%                   0        2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.676982           13.053223              11.79%                   0        2004
Insurance Products Fund -          8.278081           11.676982              41.06%                   0        2003
VIP Overseas Portfolio:           10.550644            8.278081             -21.54%                   0        2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.891962           12.176620              11.79%                   0        2004
Insurance Products Fund -          7.718997           10.891962              41.11%                   0        2003
VIP Overseas Portfolio:           10.000000            7.718997             -22.81%                   0        2002*
Service
Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.986657           15.890209              13.61%                  54        2004
Insurance Products Fund II        11.062836           13.986657              26.43%                  54        2003
- VIP Contrafund(R)               12.400091           11.062836             -10.78%                  54        2002
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.114979           10.393570               2.75%                   0        2004
Insurance Products Fund II        10.000000           10.114979               1.15%                   0        2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  8.522420            8.987214               5.45%                   0        2004
Insurance Products Fund            6.672816            8.522420              27.72%                   0        2003
III - VIP Growth                   8.676041            6.672816             -23.09%                   0        2002
Opportunities Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.554180           12.972801              12.28%                 117        2004
Insurance Products Fund            7.433831           11.554180              55.43%                 118        2003
III - VIP Value Strategies        10.000000            7.433831             -25.66%                 118        2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                10.252048           12.004163              17.09%                   0        2004
Variable Insurance                 7.852023           10.252048              30.57%                   0        2003
Products Trust - Templeton        10.000000            7.852023             -21.48%                   0        2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.772107           16.314137              18.46%                   0        2004
International Value               10.000000           13.772107              37.72%                   0        2003*
Fund: Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid             11.797782           20.288824              14.00%                   0        2004
Cap Index Fund: Class             13.418734           11.797782              32.63%                   0        2003
I - Q/NQ                          16.084876           13.418734             -16.58%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.924059           12.931102               8.45%                   0        2004
Income Bond Fund: Class I          9.900524           11.924059              20.44%                   0        2003
- Q/NQ                             9.737236            9.900524               1.68%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.018589           13.104750              18.93%                   0        2004
Emerging Markets Fund:             6.768606           11.018589              62.79%                   0        2003
Class I - Q/NQ                     8.106355            6.768606             -16.50%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.198995           14.510224              18.95%                   0        2004
Emerging Markets Fund:             7.495729           12.198995              62.75%                   0        2003
Class III - Q/NQ                  10.000000            7.495729             -25.04%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.256137           14.622915              19.31%                   0        2004
Financial Services Fund:           8.795864           12.256137              39.34%                   0        2003
Class III - Q/NQ                  10.000000            8.795864             -12.04%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.346316           12.052762               6.23%                   0        2004
Health Sciences Fund:              8.422011           11.346316              34.72%                   0        2003
Class III - Q/NQ                  10.000000            8.422011             -15.78%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          2.914558            2.994660               2.75%                   0        2004
Technology and                     1.906091            2.914558              52.91%                   0        2003
Communications Fund: Class         3.382136            1.906091             -43.64%                   0        2002
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.879360           11.174663               2.71%                   0        2004
Technology and                     7.116977           10.879360              52.86%                   0        2003
Communications Fund: Class        10.000000            7.116977             -28.83%                   0        2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          9.681501           12.392247              28.00%                   0        2004
Utilities Fund: Class III          7.915587            9.681501              22.31%                   0        2003
- Q/NQ                            10.000000            7.915587             -20.84%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.178075           12.386709               1.71%                   0        2004
Government Bond Fund:             12.121079           12.178075               0.47%                   0        2003
Class I - Q/NQ                    11.087778           12.121079               9.32%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth          6.001871            6.394073               6.53%                   0        2004
Fund: Class I - Q/NQ               4.590315            6.001871              30.75%                   0        2003
                                   6.538172            4.590315             -29.79%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 6.467638            7.274894              12.48%                   0        2004
International Growth Fund:         4.841394            6.467638              33.59%                   0        2003
Class I - Q/NQ                     6.476357            4.841394             -25.25%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.339912           11.646653              12.64%                   0        2004
International Growth Fund:         7.756602           10.339912              33.30%                   0        2003
Class III - Q/NQ                  10.000000            7.756602             -22.43%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.533052           10.857746               3.08%                   0        2004
Investor Destinations              9.909899           10.533052               6.29%                   0        2003
Conservative Fund:                10.000000            9.909899              -0.90%                   0        2002*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.647898           11.239043               5.55%                   0        2004
Investor Destinations              9.507569           10.647898              11.99%                   0        2003
Moderately Conservative           10.000000            9.507569              -4.92%                   0        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.657265           11.498473               7.89%                   0        2004
Investor Destinations              9.012363           10.657265              18.25%                   0        2003
Moderate Fund: Class II -         10.000000            9.012363              -9.88%                   0        2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.685816           11.798411              10.41%                   0        2004
Investor Destinations              8.566085           10.685816              24.75%                   0        2003
Moderately Aggressive             10.000000            8.566085             -14.34%                   0        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.670649           11.984875              12.32%                   0        2004
Investor Destinations              8.215054           10.670649              29.89%                   0        2003
Aggressive Fund:                  10.000000            8.215054             -17.85%                   0        2002*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        11.284555           12.820158              13.61%                   0        2004
Growth Fund: Class I - Q/NQ        8.175099           11.284555              38.04%                   0        2003
                                  13.177611            8.175099             -37.96%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money          10.968931           10.892063              -0.70%                   0        2004
Market Fund: Class I - Q/NQ       11.066732           10.968931              -0.88%                   0        2003
                                  11.100780           11.066732              -0.31%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.806133           11.682001               8.11%                   0        2004
Nationwide(R) Fund: Class I          8.603482           10.806133              25.60%                   0        2003
- Q/NQ                            10.568710            8.603482             -18.59%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.269271           13.183976              16.99%                   0        2004
Nationwide(R) Leaders Fund:          9.109258           11.269271              23.71%                   0        2003
Class III - Q/NQ                  10.000000            9.109258              -8.91%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           11.219200           12.426323              10.76%                   0        2004
Growth Leaders Fund: Class         7.473837           11.219200              50.11%                   0        2003
III - Q/NQ                        10.000000            7.473837             -25.26%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.048253           11.448092              13.93%                   0        2004
Worldwide Leaders Fund:            7.497562           10.048253              34.02%                   0        2003
Class I - Q/NQ                    10.202185            7.497562             -26.51%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.548477           15.435931              13.93%                   0        2004
Worldwide Leaders Fund:           10.000000           13.548477              35.48%                   0        2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        12.791193           14.289660              11.71%                   0        2004
Fund: Class I - Q/NQ               9.671672           12.791193              32.25%                   0        2003
                                  14.718863            9.671672             -34.29%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         25.018122           28.905822              15.54%                   0        2004
Fund: Class I - Q/NQ              16.192394           25.018122              54.51%                   0        2003
                                  22.570133           16.192394             -28.26%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           19.154484           22.456273              17.24%                   0        2004
Fund: Class I - Q/NQ              13.790055           19.154484              38.90%                   0        2003
                                  16.934952           13.790055             -18.57%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT              9.943010           10.625505               6.86%                   0        2004
Balanced Fund: Class I -           8.524600            9.943010              16.64%                   0        2003
Q/NQ                               9.869728            8.524600             -13.63%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              10.043723           11.624315              15.74%                   0        2004
Comstock Value Fund:               7.757941           10.043723              29.46%                   0        2003
Class I - Q/NQ                    10.521790            7.757941             -26.27%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        12.752538           13.382009               4.94%                   0        2004
Sector Bond Fund: Class I         11.547565           12.752538              10.43%                   0        2003
- Q/NQ                            10.935239           11.547565               5.60%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust          10.000000           11.370133              13.70%                   0        2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty         6.132757            7.126209              16.20%                   0        2004
Portfolio: Service Shares          5.178331            6.132757              18.43%                   0        2003
- Q/NQ                             6.253323            5.178331             -17.19%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               3.363865            3.332166              -0.94%                   0        2004
Global Technology                  2.331479            3.363865              44.28%                   0        2003
Portfolio: Service Shares          4.007355            2.331479             -41.82%                   0        2002
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.265717           10.196210              -0.68%                   0        2004
Global Technology                  7.083279           10.265717              44.93%                   0        2003
Portfolio: Service II             10.000000            7.083279             -29.17%                   0        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               5.962587            6.970674              16.91%                   0        2004
International Growth               4.499478            5.962587              32.52%                   0        2003
Portfolio: Service Shares          6.152979            4.499478             -26.87%                   0        2002
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.244286           11.978709              16.93%                   0        2004
International Growth               7.729765           10.244286              32.53%                   0        2003
Portfolio: Service II             10.000000            7.729765             -22.70%                   0        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.243553           15.107957              14.08%                   0        2004
Management Trust - AMT            10.204085           13.243553              29.79%                   0        2003
Guardian Portfolio - Q/NQ         14.084942           10.204085             -27.55%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.998725            9.925486              -0.73%                   0        2004
Management Trust - AMT            10.000000            9.998725              -0.01%                   0        2003*
Limited Maturity Bond
Portfolio: Class I- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.663026           14.507227              14.56%                   0        2004
Management Trust - AMT            10.037926           12.663026              26.15%                   0        2003
Mid-Cap Growth Portfolio:         14.422615           10.037926             -30.40%                   0        2002
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         11.825710           13.858698              17.19%                   0        2004
Management Trust - AMT             8.887227           11.825710              33.06%                   0        2003
Partners Portfolio - Q/NQ         11.894405            8.887227             -25.28%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.000000           11.270076              12.70%                   0        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.412379           14.644219              17.98%                  58        2004
Account Funds -                   10.033548           12.412379              23.71%                  59        2003
Oppenheimer Aggressive            14.107081           10.033548             -28.88%                  59        2002
Growth Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.517548           15.291700               5.33%                   0        2004
Account Funds -                   11.255526           14.517548              28.98%                   0        2003
Oppenheimer Capital               15.623539           11.255526             -27.96%                   0        2002
Appreciation Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               8.895100           10.440758              17.38%                   0        2004
Account Funds -                    6.314040            8.895100              40.88%                   0        2003
Oppenheimer Global                 8.232600            6.314040             -23.30%                   0        2002
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.209351           16.682960              17.41%                   0        2004
Account Funds -                   10.000000           14.209351              42.09%                   0        2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.732516           12.649738               7.82%                   0        2004
Account Funds -                    9.399555           11.732516              24.82%                   0        2003
Oppenheimer Main Street(R)        11.751920            9.399555             -20.02%                   0        2002
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity                 9.021800           10.505672              16.45%                   0        2004
Fund II, Inc.: Investor            6.685114            9.021800              34.95%                   0        2003
Class - Q/NQ                       9.274332            6.685114             -27.92%                   0        2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     23.389566           25.356933               8.41%                   0        2004
Institutional Funds, Inc.         18.570832           23.389566              25.95%                   0        2003
- Emerging Markets Debt           17.261739           18.570832               7.58%                   0        2002
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.184725           11.776394              15.63%                   0        2004
Institutional Funds, Inc.          8.114795           10.184725              25.51%                   0        2003
- International Magnum            10.000000            8.114795             -18.85%                   0        2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      5.670913            6.792239              19.77%                   0        2004
Institutional Funds, Inc.          4.061066            5.670913              39.64%                   0        2003
- Mid Cap Growth                   5.989084            4.061066             -32.19%                   0        2002
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     17.882880           24.025710              34.35%                   0        2004
Institutional Funds, Inc.         13.202435           17.882880              35.45%                   0        2003
- U.S. Real Estate                13.509845           13.202435              -2.28%                   0        2002
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.601515              26.02%                   0        2004*
Insurance Trust:
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 20.030473           24.838435              24.00%                   0        2004
Insurance Trust -                 13.188423           20.030473              51.88%                   0        2003
Worldwide Emerging Markets        13.789595           13.188423              -4.36%                   0        2002
Fund: Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.458870              24.59%                   0        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 15.602972           19.092790              22.37%                   0        2004
Insurance Trust -                 10.940542           15.602972              42.62%                   0        2003
Worldwide Hard Assets             11.431171           10.940542              -4.29%                   0        2002
Fund: Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


                               Additional Contract Options Elected (Total 1.60%)
                (Variable account charges of 1.60% of  the daily net assets of the variable account)
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.378445           12.663998              22.02%                   0        2004
Funds - AIM V.I.                   8.172087           10.378445              27.00%                   0        2003
International Growth Fund:        10.000000            8.172087             -18.28%                   0        2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         11.627252           12.927802              11.19%                   0        2004
Portfolios, Inc. -                 9.134791           11.627252              27.29%                   0        2003
American Century VP Income        11.513844            9.134791             -20.66%                   0        2002
& Growth Fund: Class I -          12.768846           11.513844              -9.83%                   0        2001
Q/NQ                              14.516288           12.768846             -12.04%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.647602           12.040921              13.09%                   0        2004
Portfolios, Inc. -                 8.690538           10.647602              22.52%                   0        2003
American Century VP               11.091611            8.690538             -21.65%                   0        2002
International Fund:               15.916904           11.091611             -30.32%                   0        2001
Class I - Q/NQ                    19.446544           15.916904             -18.15%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.835934           11.138173              13.24%                   0        2004
Portfolios, Inc. -                 8.028048            9.835934              22.52%                   0        2003
American Century VP               10.000000            8.028048             -19.72%                   0        2002*
International Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.773254           10.643580               8.91%                   0        2004
Portfolios, Inc. -                 7.952075            9.773254              22.90%                   0        2003
American Century VP Ultra         10.000000            7.952075             -20.48%                   0        2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         15.476950           17.412261              12.50%                   0        2004
Portfolios, Inc. -                12.196439           15.476950              26.90%                   0        2003
American Century VP Value         14.185172           12.196439             -14.02%                   0        2002
Fund: Class I - Q/NQ              12.778642           14.185172             -11.01%                   0        2001
                                  10.991130           12.778642              16.26%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.213008           10.633557               4.12%                   0        2004
Portfolios II, Inc. -             10.000000           10.213008               2.13%                   0        2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             10.877095           12.628537              16.10%                   0        2004
Global Small Cap Portfolio         7.486045           10.877095              45.30%                   0        2003
- Q/NQ                            11.554752            7.486045             -35.21%                   0        2002
                                  16.456572           11.554752             -29.79%                   0        2001
                                  20.630231           16.456572             -20.23%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             10.026413           11.320526              12.91%                   0        2004
International Focus                7.655883           10.026413              30.96%                   0        2003
Portfolio - Q/NQ                   9.714079            7.655883             -21.19%                   0        2002
                                  12.702702            9.714079             -23.53%                   0        2001
                                  17.419297           12.702702             -27.08%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             12.323079           13.501434               9.56%                   0        2004
Large Cap Value Portfolio         10.005487           12.323079              23.16%                   0        2003
- Q/NQ                            13.222072           10.005487             -24.33%                   0        2002
                                  13.312463           13.222072              -0.68%                   0        2001
                                  12.420923           13.312463               7.18%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                10.294104           12.346278              19.94%                   0        2004
Portfolios - Small Cap             7.592743           10.294104              35.58%                   0        2003
Stock Index Portfolio:            10.000000            7.592743             -24.07%                   0        2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Socially                   9.449413            9.875708               4.51%                   0        2004
Responsible Growth Fund,           7.621164            9.449413              23.99%                   0        2003
Inc.: Initial Shares - Q/NQ       10.900528            7.621164             -30.08%                   0        2002
                                  14.309420           10.900528             -23.82%                   0        2001
                                  16.344103           14.309420             -12.45%                  16        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         10.996431           11.971890               8.87%                   0        2004
Inc. - Initial Shares -            8.705780           10.996431              26.31%                   0        2003
Q/NQ                              11.395964            8.705780             -23.61%                   0        2002
                                  13.188992           11.395964             -13.59%                   0        2001
                                  14.773416           13.188992             -10.72%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.568814           11.958170               3.37%                   0        2004
Investment Fund                    9.702740           11.568814              19.23%                   0        2003
-Appreciation Portfolio:          11.839596            9.702740             -18.05%                   0        2002
Initial Shares - Q/NQ             13.268495           11.839596              -10.77                   0        2001
                                  13.571399           13.268495              -2.23%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.491949           12.737045               1.96%                   0        2004
- Federated Quality Bond          12.131471           12.491949               2.97%                   0        2003
Fund II: Primary Shares -         11.278978           12.131471               7.56%                   0        2002
Q/NQ                              10.612780           11.278978               6.28%                 165        2001
                                   9.764075           10.612780               8.69%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.845461           14.078719               9.60%                   0        2004
Insurance Products Fund -         10.024679           12.845461              28.14%                   0        2003
VIP Equity-Income                 12.274215           10.024679             -18.33%                   0        2002
Portfolio: Service Class-         13.143893           12.274215              -6.62%                   0        2001
Q/NQ                              12.332164           13.143893               6.58%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.077503           11.256004               1.61%                   0        2004
Insurance Products Fund -          8.478157           11.077503              30.66%                   0        2003
VIP Growth Portfolio:             12.344049            8.478157             -31.32%                   0        2002
Service Class - Q/NQ              15.249368           12.344049             -19.05%                   0        2001
                                  17.424460           15.249368             -12.48%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  9.406006           10.131831               7.72%                   0        2004
Insurance Products Fund -          7.528392            9.406006              24.94%                   0        2003
VIP High Income Portfolio:         7.383653            7.528392               1.96%                   0        2002
Service Class - Q/NQ               8.517712            7.383653             -13.31%                   0        2001
                                  11.184683            8.517712             -23.84%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.614887           12.970635              11.67%                   0        2004
Insurance Products Fund -          8.242406           11.614887              40.92%                   0        2003
VIP Overseas Portfolio:           10.515875            8.242406             -21.62%                   0        2002
Service Class - Q/NQ              13.576001           10.515875             -22.54%                   0        2001
                                  17.063506           13.576001             -20.44%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.873513           12.143653              11.68%                   0        2004
Insurance Products Fund -          7.713742           10.873513              40.96%                   0        2003
VIP Overseas Portfolio:           10.000000            7.713742             -22.86%                   0        2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.912260           15.789650              13.49%                   0        2004
Insurance Products Fund II        11.015156           13.912260              26.30%                   0        2003
- VIP Contrafund(R)                 12.359225           11.015156             -10.88%                   0        2002
Portfolio: Service Class -        14.333260           12.359225             -13.77%                   0        2001
Q/NQ                              15.613554           14.333260              -8.20%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.108120           10.375977               2.65%                   0        2004
Insurance Products Fund II        10.000000           10.108120               1.08%                   0        2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  8.477086            8.930329               5.35%                   0        2004
Insurance Products Fund            6.644054            8.477086              27.59%                   0        2003
III - VIP Growth                   8.647434            6.644054             -23.17%                   0        2002
Opportunities Portfolio:          10.272119            8.647434             -15.82%                   0        2001
Service Class - Q/NQ              12.603267           10.272119             -18.50%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.534626           13.937705              12.16%                   0        2004
Insurance Products Fund            7.428775           11.534626              55.27%                   0        2003
III - VIP Value Strategies        10.000000            7.428775             -25.71%                   0        2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                10.234685           11.971670              16.97%                   0        2004
Variable Insurance                 7.846679           10.234685              30.43%                   0        2003
Products Trust - Templeton        10.000000            7.846679             -21.53%                   0        2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.762779           16.286544              18.34%                   0        2004
International Value               10.000000           13.762779              37.63%                   0        2003*
Fund: Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid             17.703153           20.160466              13.88%                   0        2004
Cap Index Fund: Class             13.360934           17.703153              32.50%                   0        2003
I - Q/NQ                          16.031888           13.360934             -16.66%                   0        2002
                                  16.509731           16.031888              -2.89%                   0        2001
                                  14.562264           16.509731              13.37%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.860661           12.849293               8.34%                   0        2004
Income Bond Fund: Class I          9.857878           11.860661              20.32%                   0        2003
- Q/NQ                             9.705141            9.857878               1.57%                   0        2002
                                   9.464778            9.705141               2.54%                   0        2001
                                  10.485712            9.464778              -9.74%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.982304           13.048349              18.81%                   0        2004
Emerging Markets Fund:             6.753156           10.982304              62.62%                   0        2003
Class I - Q/NQ                     8.096093            6.753156             -16.59%                   0        2002
                                   8.678451            8.096093              -6.71%                   0        2001
                                  10.000000            8.678451             -13.22%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.178340           14.470955              18.83%                   0        2004
Emerging Markets Fund:             7.490620           12.178340              62.58%                   0        2003
Class III - Q/NQ                  10.000000            7.490620             -25.09%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.232126           14.579459              19.19%                   0        2004
Financial Services Fund:           8.787543           12.232126              39.20%                   0        2003
Class III - Q/NQ                  10.000000            8.787543             -12.12%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.324074           12.016920               6.12%                   0        2004
Health Sciences Fund:              8.414030           11.324074              34.59%                   0        2003
Class III - Q/NQ                  10.000000            8.414030             -15.86%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          2.904946            2.981754               2.64%                   0        2004
Technology and                     1.901728            2.904946              52.75%                   0        2003
Communications Fund: Class         3.377839            1.901728             -43.70%                   0        2002
I - Q/NQ                           5.994151            3.377839             -43.65%                   0        2001
                                  10.000000            5.994151             -40.06%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.860924           11.144408               2.61%                   0        2004
Technology and                     7.112126           10.860924              52.71%                   0        2003
Communications Fund: Class        10.000000            7.112126             -28.88%                   0        2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          9.662506           12.355390              27.87%                   0        2004
Utilities Fund: Class III          7.908084            9.662506              22.19%                   0        2003
- Q/NQ                            10.000000            7.908084             -20.92%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.113343           11.464275               7.78%                   0        2004
Government Bond Fund:             12.068906           12.113343               0.37%                   0        2003
Class I - Q/NQ                    11.051278           12.068906               9.21%                   0        2002
                                  10.472185           11.051278               5.53%                   0        2001
                                   9.455873           10.472185              10.75%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth          5.969902            6.353549               6.43%                   0        2004
Fund: Class I - Q/NQ               4.570511            5.969902              30.62%                   0        2003
                                   6.516595            4.570511             -29.86%                   0        2002
                                   9.216406            6.516595             -29.29%                   0        2001
                                  12.748099            9.216406             -27.70%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 6.446338            7.243582              12.37%                   0        2004
International Growth Fund:         4.830339            6.446338              33.46%                   0        2003
Class I - Q/NQ                     6.468145            4.830339             -25.32%                   0        2002
                                   9.213885            6.468145             -29.80%                   0        2001
                                  10.000000            9.213885              -7.86%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.322414           11.615140              12.52%                   0        2004
International Growth Fund:         7.751335           10.322414              33.17%                   0        2003
Class III - Q/NQ                  10.000000            7.751335             -22.49%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.512395           10.825457               2.98%                   0        2004
Investor Destinations              9.900522           10.512395               6.18%                   0        2003
Conservative Fund:                10.000000            9.900522              -0.99%                   0        2002*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.627027           11.205635               5.44%                   0        2004
Investor Destinations              9.498578           10.627027              11.88%                   0        2003
Moderately Conservative           10.000000            9.498578              -5.01%                   0        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.636383           11.464275               7.78%                   0        2004
Investor Destinations              9.003831           10.636383              18.13%                   0        2003
Moderate Fund: Class II -         10.000000            9.003831              -9.96%                   0        2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.664866           11.763314              10.30%                   0        2004
Investor Destinations              8.557964           10.664866              24.62%                   0        2003
Moderately Aggressive             10.000000            8.557964             -14.42%                   0        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.649717           11.949230              12.20%                   0        2004
Investor Destinations              8.207270           10.649717              29.76%                   0        2003
Aggressive Fund:                  10.000000            8.207270             -17.93%                   0        2002*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        11.224491           12.738989              13.49%                   0        2004
Growth Fund: Class I - Q/NQ        8.139837           11.224491              37.90%                   0        2003
                                  13.134144            8.139837             -38.03%                   0        2002
                                  19.155179           13.134144             -31.43%                   0        2001
                                  23.003080           19.155179             -16.73%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money          10.910569           10.823110              -0.80%                   0        2004
Market Fund: Class I - Q/NQ       11.019038           10.910569              -0.98%                   0        2003
                                  11.064171           11.019038              -0.41%                   0        2002
                                  10.853962           11.064171               1.94%                   0        2001
                                  10.402569           10.853962               4.34%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.748649           11.608061               8.00%                   0        2004
Nationwide(R) Fund: Class I          8.566400           10.748649              25.47%                   0        2003
- Q/NQ                            10.533860            8.566400             -18.68%                   0        2002
                                  12.141316           10.533860             -13.24%                   0        2001
                                  12.604902           12.141316              -3.68%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.247196           13.144815              16.87%                   0        2004
Nationwide(R) Leaders Fund:          9.100645           11.247196              23.59%                   0        2003
Class III - Q/NQ                  10.000000            9.100645              -8.99%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           11.197192           12.389373              10.65%                   0        2004
Growth Leaders Fund: Class         7.466744           11.197192              49.96%                   0        2003
III - Q/NQ                        10.000000            7.466744             -25.33%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.994811           11.375654              13.82%                   0        2004
Worldwide Leaders Fund:            7.465251            9.994811              33.88%                   0        2003
Class I - Q/NQ                    10.168561            7.465251             -26.58%                   0        2002
                                  12.729459           10.168561             -20.12%                   0        2001
                                  14.753188           12.729459             -13.72%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.539299           15.409825              13.82%                   0        2004
Worldwide Leaders Fund:           10.000000           13.539299              35.39%                   0        2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        12.730702           14.207650              11.60%                  90        2004
Fund: Class I - Q/NQ               9.635711           12.730702              32.12%                 203        2003
                                  14.679081            9.635711             -34.36%                 134        2002
                                  16.733188           14.679081             -12.28%                   0        2001
                                  20.284124           16.733188             -17.51%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         24.885091           28.722942              15.42%                 103        2004
Fund: Class I - Q/NQ              16.122626           24.885091              54.35%                 246        2003
                                  22.495777           16.122626             -28.33%                 166        2002
                                  17.823704           22.495777              26.21%                  84        2001
                                  16.287722           17.823704               9.43%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           19.052645           22.314210              17.12%                   0        2004
Fund: Class I - Q/NQ              13.730651           19.052645              38.76%                   0        2003
                                  16.879142           13.730651             -18.65%                   0        2002
                                  18.388267           16.879142              -8.21%                   0        2001
                                  17.158959           18.388267               7.16%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT              9.890109           10.558248               6.76%                   0        2004
Balanced Fund: Class I -           8.487853            9.890109              16.52%                   0        2003
Q/NQ                               9.837192            8.487853             -13.72%                   0        2002
                                  10.379505            9.837192              -5.22%                   0        2001
                                  10.584515           10.379505              -1.94%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT               9.990303           11.550766              15.62%                   0        2004
Comstock Value Fund:               7.724509            9.990303              29.33%                   0        2003
Class I - Q/NQ                    10.487119            7.724509             -26.34%                   0        2002
                                  12.133258           10.487119             -13.57%                   0        2001
                                  13.794835           12.133258             -12.04%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        12.684724           13.297326               4.83%                   0        2004
Sector Bond Fund: Class I         11.497820           12.684724              10.32%                   0        2003
- Q/NQ                            10.899202           11.497820               5.49%                   0        2002
                                  10.632058           10.899202               2.51%                   0        2001
                                  10.225806           10.632058               3.97%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust          10.000000           11.362502              13.63%                   0        2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty         6.108331            7.090622              16.08%                   0        2004
Portfolio: Service Shares          5.162942            6.108331              18.31%                   0        2003
- Q/NQ                             6.241085            5.162942             -17.27%                   0        2002
                                   8.114733            6.241085             -23.09%                   0        2001
                                  10.000000            8.114733             -18.85%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               3.350462            3.315514              -1.04%                   0        2004
Global Technology                  2.324540            3.350462              44.13%                   0        2003
Portfolio: Service Shares          3.999498            2.324540             -41.88%                   0        2002
- Q/NQ                             6.485104            3.999498             -38.33%                   0        2001
                                  10.000000            6.485104             -35.15%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.248317           10.168590              -0.78%                   0        2004
Global Technology                  7.078454           10.248317              44.78%                   0        2003
Portfolio: Service II             10.000000            7.078454             -29.22%                   0        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               5.938819            6.935852              16.79%                   0        2004
International Growth               4.486092            5.938819              32.38%                   0        2003
Portfolio: Service Shares          6.140922            4.486092             -26.95%                   0        2002
- Q/NQ                             8.151333            6.140922             -24.66%                   0        2001
                                  10.000000            8.151333             -18.49%                  28        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.226942           11.946276              16.81%                   0        2004
International Growth               7.724506           10.226942              32.40%                   0        2003
Portfolio: Service II             10.000000            7.724506             -22.75%                   0        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.173140           15.012385              13.96%                   0        2004
Management Trust - AMT            10.160128           13.173140              29.66%                   0        2003
Guardian Portfolio - Q/NQ         14.038550           10.160128             -27.63%                   0        2002
                                  14.486662           14.038550              -3.09%                   0        2001
                                  14.556239           14.486662              -0.48%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.991948            9.908686              -0.83%                   0        2004
Management Trust - AMT            10.000000            9.991948              -0.08%                   0        2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.595653           14.415391              14.45%                   0        2004
Management Trust - AMT             9.994652           12.595653              26.02%                   0        2003
Mid-Cap Growth Portfolio:         14.375068            9.994652             -30.47%                   0        2002
Class I - Q/NQ                    19.389212           14.375068             -25.86%                   0        2001
                                  21.291440           19.389212              -8.93%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         11.762808           13.770990              17.07%                   0        2004
Management Trust - AMT             8.848923           11.762808              32.93%                   0        2003
Partners Portfolio - Q/NQ         11.855202            8.848923             -25.36%                   0        2002
                                  12.399807           11.855202              -4.39%                   0        2001
                                  12.512486           12.399807              -0.90%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.000000           11.262512              12.63%                   0        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.346352           14.551544              17.86%                   0        2004
Account Funds -                    9.990303           12.346352              23.58%                   0        2003
Oppenheimer Aggressive            14.060573            9.990303             -28.95%                   0        2002
Growth Fund/VA:                   20.792245           14.060573             -32.38%                   0        2001
Non-Service Shares - Q/NQ         23.804137           20.792245             -12.65%                   9        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.440322           15.194913               5.23%                   0        2004
Account Funds -                   11.207016           14.440322              28.85%                   0        2003
Oppenheimer Capital               15.572047           11.207016             -28.03%                   0        2002
Appreciation Fund/VA:             18.103937           15.572047             -13.99%                   0        2001
Non-Service Shares - Q/NQ         18.439240           18.103937              -1.82%                  13        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               8.862004           10.391353              17.26%                   0        2004
Account Funds -                    6.296936            8.862004              40.74%                   0        2003
Oppenheimer Global                 8.218658            6.296936             -23.38%                   0        2002
Securities Fund/VA:                9.496340            8.218658             -13.45%                   0        2001
Non-Service Shares - Q/NQ         10.000000            9.496340              -5.04%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.199720           16.654730              17.29%                   0        2004
Account Funds -                   10.000000           14.199720              42.00%                   0        2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.670124           12.569703               7.71%                   0        2004
Account Funds -                    9.359056           11.670124              24.69%                   0        2003
Oppenheimer Main Street(R)          11.713202            9.359056             -20.10%                   0        2002
Fund/VA: Non-Service              13.251196           11.713202             -11.61%                   0        2001
Shares - Q/NQ                     14.760805           13.251196             -10.23%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity                 8.988254           10.455996              16.33%                   0        2004
Fund II, Inc.: Investor            6.667013            8.988254              34.82%                   0        2003
Class - Q/NQ                       9.258644            6.667013             -27.99%                   0        2002
                                   9.772041            9.258644              -5.25%                   0        2001
                                  10.000000            9.772041              -2.28%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     23.265299           25.196617               8.30%                   0        2004
Institutional Funds, Inc.         18.490922           23.265299              25.82%                   0        2003
- Emerging Markets Debt           17.204918           18.490922               7.47%                   0        2002
Portfolio: Class I - Q/NQ         15.882098           17.204918               8.33%                   0        2001
                                  14.489064           15.882098               9.61%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.167476           11.744532              15.51%                   0        2004
Institutional Funds, Inc.          8.109277           10.167476              25.38%                   0        2003
- International Magnum            10.000000            8.109277             -18.91%                   0        2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      5.649809            6.760095              19.65%                   0        2004
Institutional Funds, Inc.          4.050054            5.649809              39.50%                   0        2003
- Mid Cap Growth                   5.978929            4.050054             -32.26%                   0        2002
Portfolio: Class I - Q/NQ          8.596944            5.978929             -30.45%                   0        2001
                                  10.000000            8.596944             -14.03%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     17.787794           23.873713              34.21%                   0        2004
Institutional Funds, Inc.         13.145572           17.787794              35.31%                   0        2003
- U.S. Real Estate                13.465327           13.145572              -2.37%                   0        2002
Portfolio: Class I - Q/NQ         12.459341           13.465327               8.07%                   0        2001
                                  11.997156           12.459341               3.85%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.593052              25.93%                  23        2004*
Insurance Trust:
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 19.923949           24.681277              23.88%                  56        2004
Insurance Trust -                 13.131584           19.923949              51.73%                 163        2003
Worldwide Emerging Markets        13.744142           13.131584              -4.46%                 112        2002
Fund: Initial Class - Q/NQ        14.226803           13.744142              -3.39%                   0        2001
                                   24.86964           14.226803             -42.79%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.450500              24.51%                   0        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 15.519976           18.971961              22.24%                   0        2004
Insurance Trust -                 10.893391           15.519976              42.47%                   0        2003
Worldwide Hard Assets             11.393485           10.893391              -4.39%                   0        2002
Fund: Initial Class - Q/NQ        12.930490           11.393485             -11.89%                   0        2001
                                  11.794757           12.930490               9.63%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


                                       Maximum Additional Contract Options Elected (Total 1.70%)
                        (Variable account charges of 1.70% of the daily net assets of the variable account)
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.360852           12.629688              21.90%                   0        2004
Funds - AIM V.I.                   8.166527           10.360852              26.87%                   0        2003
International Growth Fund:        10.000000            8.166527             -18.33%                   0        2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          8.691036            9.653346              11.07%                   0        2004
Portfolios, Inc. -                 6.834929            8.691036              27.16%                   0        2003
American Century VP Income         8.623786            6.834929             -20.74%                   0        2002
& Growth Fund: Class I-            9.573565            8.623786              -9.92%                   0        2001
Q/NQ                              10.894734            9.573565             -12.13%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          8.351354            9.434597              12.97%                   0        2004
Portfolios, Inc. -                 6.823270            8.351354              22.40%                   0        2003
American Century VP                8.717309            6.823270             -21.73%                   0        2002
International Fund:               12.522513            8.717309             -30.39%                   0        2001
Class I - Q/NQ                    15.314929           12.522513             -18.23%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.819250           11.107999              13.12%                   0        2004
Portfolios, Inc. -                 8.022584            9.819250              22.40%                   0        2003
American Century VP               10.000000            8.022584             -19.77%                   0        2002*
International Fund:
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.756701           10.614759               8.79%                   0        2004
Portfolios, Inc. -                 7.946664            9.756701              22.78%                   0        2003
American Century VP Ultra         10.000000            7.946664             -20.53%                   0        2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.313381           13.839011              12.39%                   0        2004
Portfolios, Inc. -                 9.713280           12.313381              26.77%                   0        2003
American Century VP Value         11.308628            9.713280             -14.11%                   0        2002
Fund: Class I - Q/NQ              10.197744           11.308628              10.89%                   0        2001
                                   8.780117           10.197744              16.15%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.206041           10.615502               4.01%                   0        2004
Portfolios II, Inc. -             10.000000           10.206041               2.06%                   0        2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              8.202843            9.514010              15.98%                   0        2004
Global Small Cap Portfolio         5.651258            8.202843              45.15%                   0        2003
- Q/NQ                             8.731633            5.651258             -35.28%                   0        2002
                                  12.448592            8.731633              29.86%                   0        2001
                                  15.621586           12.448592             -20.13%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              8.398286            9.472623              12.79%                   0        2004
International Focus                6.419202            8.398286              30.83%                   0        2003
Portfolio - Q/NQ                   8.153235            6.419202             -21.27%                   0        2002
                                  10.672586            8.153235             -23.61%                   0        2001
                                  14.650222           10.672586             -27.15%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              9.229428           10.101697               9.45%                   0        2004
Large Cap Value Portfolio          7.501271            9.229428              23.04%                   0        2003
- Q/NQ                             9.922893            7.501271             -24.40%                   0        2002
                                  10.000956            9.922893              -0.78%                   0        2001
                                   9.340613           10.000956               7.07%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                10.276639           12.312807              19.81%                   0        2004
Portfolios - Small Cap             7.587564           10.276639              35.44%                   0        2003
Stock Index Portfolio:            10.000000            7.587564             -24.12%                   0        2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Socially                   6.833733            7.134773               4.41%                   0        2004
Responsible Growth Fund,           5.517158            6.833733              23.86%                   0        2003
Inc.: Initial Shares - Q/NQ        7.899217            5.517158             -30.16%                   0        2002
                                  10.380157            7.899217             -23.90%                   0        2001
                                  11.868131           10.380157             -12.54%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,          8.001922            8.702901               8.76%                   0        2004
Inc.: Initial Shares - Q/NQ        6.341490            8.001922              26.18%                   0        2003
                                   8.309551            6.341490             -23.68%                   0        2002
                                   9.626823            8.309551             -13.68%                   0        2001
                                  10.794215            9.626823             -10.81%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                   8.646151            8.928061               3.26%                   0        2004
Investment Fund                    7.258882            8.646151              19.11%                   0        2003
-Appreciation Portfolio:           8.866534            7.258882             -18.13%                   0        2002
Initial Shares - Q/NQ              9.946799            8.866534             -10.86%                   0        2001
                                  10.184154            9.946799              -2.33%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.432845           12.663894               1.86%                   0        2004
- Federated Quality Bond          12.086367           12.432845               2.87%                   0        2003
Fund II: Primary Shares -         11.248475           12.086367               7.45%                   0        2002
Q/NQ                              10.594913           11.248475               6.17%                   0        2001
                                   9.757496           10.594913               8.58%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  9.658120           10.574610               9.49%                   0        2004
Insurance Products Fund -          7.544918            9.658120              28.01%                   0        2003
VIP Equity-Income                  9.247408            7.544918             -18.41%                   0        2002
Portfolio: Service Class -         9.912757            9.247408              -6.71%                   0        2001
Q/NQ                               9.309967            9.912757               6.47%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  7.801994            7.919648               1.51%                   0        2004
Insurance Products Fund -          5.977313            7.801994              30.53%                   0        2003
VIP Growth Portfolio:              8.711728            5.977313             -31.39%                   0        2002
Service Class - Q/NQ              10.773174            8.711728             -19.13%                   0        2001
                                  12.322268           10.773174             -12.57%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  8.101344            8.717634               7.61%                   0        2004
Insurance Products Fund -          6.490761            8.101344              24.81%                   0        2003
VIP High Income Portfolio:         6.372448            6.490761               1.86%                   0        2002
Service Class - Q/NQ               7.358723            6.372448             -13.40%                   0        2001
                                   9.672582            7.358723             -23.92%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  8.852908            9.876226              11.56%                   0        2004
Insurance Products Fund -          6.288770            8.852908              40.77%                   0        2003
VIP Overseas Portfolio:            8.031546            6.288770             -21.70%                   0        2002
Service Class - Q/NQ              10.379362            8.031546             -22.62%                   0        2001
                                  13.058898           10.379362             -20.52%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.855078           12.110746              11.57%                   0        2004
Insurance Products Fund -          7.708483           10.855078              40.82%                   0        2003
VIP Overseas Portfolio:           10.000000            7.708483             -22.92%                   0        2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.008646           11.347721              13.38%                   0        2004
Insurance Products Fund II         7.932488           10.008646              26.17%                   0        2003
- VIP Contrafund(R)                  8.909469            7.932488             -10.97%                   0        2002
Portfolio: Service Class -        10.343090            8.909469             -13.86%                   0        2001
Q/NQ                              11.278366           10.343090              -8.29%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.101245           10.358379               2.55%                   0        2004
Insurance Products Fund II        10.000000           10.101245               1.01%                   0        2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  6.611555            6.957979               5.24%                   0        2004
Insurance Products Fund            5.187189            6.611555              27.46%                   0        2003
III - VIP Growth                   6.758171            5.187189             -23.25%                   0        2002
Opportunities Portfolio:           8.036133            6.758171             -15.90%                   0        2001
Service Class - Q/NQ               9.868824            8.036133             -18.58%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.515065           12.902636              12.05%                   0        2004
Insurance Products Fund            7.423709           11.515065              55.11%                   0        2003
III - VIP Value Strategies        10.000000            7.423709             -25.76%                   0        2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                10.217328           11.939228              16.85%                   0        2004
Variable Insurance                 7.841336           10.217328              30.30%                   0        2003
Products Trust - Templeton        10.000000            7.841336             -21.59%                   0        2002*
Foreign Securities Funds:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.753445           16.258970              18.22%                   0        2004
International Value               10.000000           13.753445              37.53%                   0        2003*
Fund: Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid             13.860424           15.768301              13.76%                   0        2004
Cap Index Fund: Class             10.471383           13.860424              32.36%                   0        2003
I - Q/NQ                          12.577501           10.471383             -16.75%                   0        2002
                                  12.965645           12.577501              -2.99%                   0        2001
                                  11.447800           12.965645              13.26%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          10.901080           11.797727               8.23%                   0        2004
Income Bond Fund: Class I          9.069535           10.901080              20.19%                   0        2003
- Q/NQ                             8.938092            9.069535               1.47%                   0        2002
                                   8.725646            8.938092               2.43%                   0        2001
                                   9.676620            8.725646              -9.83%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.946077           12.992081              18.69%                   0        2004
Emerging Markets Fund:             6.737713           10.946077              62.46%                   0        2003
Class I - Q/NQ                     8.085801            6.737713             -16.67%                   0        2002
                                   8.676322            8.085801              -6.81%                   0        2001
                                  10.000000            8.676322             -13.24%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.157699           14.431753              18.70%                   0        2004
Emerging Markets Fund:             7.485519           12.157699              62.42%                   0        2003
Class III - Q/NQ                  10.000000            7.485519             -25.14%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.208133           14.536085              19.07%                   0        2004
Financial Services Fund:           8.779218           12.208133              39.06%                   0        2003
Class III - Q/NQ                  10.000000            8.779218             -12.21%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.301852           11.981156               6.01%                   0        2004
Health Sciences Fund:              8.406045           11.301852              34.45%                   0        2003
Class III - Q/NQ                  10.000000            8.406045             -15.94%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          2.895359            2.968897               2.54%                   0        2004
Technology and                     1.897376            2.895359              52.60%                   0        2003
Communications Fund: Class         3.373545            1.897376             -43.76%                   0        2002
I - Q/NQ                           5.992673            3.373545             -43.71%                   0        2001
                                  10.000000            5.992673             -40.07%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.842520           11.114218               2.51%                   0        2004
Technology and                     7.107282           10.842520              52.56%                   0        2003
Communications Fund: Class        10.000000            7.107282             -28.93%                   0        2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          9.643548           12.318634              27.74%                   0        2004
Utilities Fund: Class III          7.900585            9.643548              22.06%                   0        2003
- Q/NQ                            10.000000            7.900585             -20.99%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.420485           12.607632               1.51%                   0        2004
Government Bond Fund:             12.387519           12.420485               0.27%                   0        2003
Class I - Q/NQ                    11.354552           12.387519               9.10%                   0        2002
                                  10.770572           11.354552               5.42%                   0        2001
                                   9.735132           10.770572              10.64%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth          4.527588            4.813650               6.32%                   0        2004
Fund: Class I - Q/NQ               3.469794            4.527588              30.49%                   0        2003
                                   4.952256            3.469794             -29.94%                   0        2002
                                   7.011148            4.952256             -29.37%                   0        2001
                                   9.707627            7.011148             -27.78%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 6.425076            7.212356              12.25%                   0        2004
International Growth Fund:         4.819298            6.425076              33.32%                   0        2003
Class I - Q/NQ                     6.459936            4.819298             -25.40%                   0        2002
                                   9.211629            6.459936             -29.87%                   0        2001
                                  10.000000            9.211629              -7.88%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.304923           11.583693              12.41%                   0        2004
International Growth Fund:         7.746056           10.304923              33.03%                   0        2003
Class III - Q/NQ                  10.000000            7.746056             -22.54%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.491789           10.793259               2.87%                   0        2004
Investor Destinations              9.891153           10.491789               6.07%                   0        2003
Conservative Fund:                10.000000            9.891153              -1.09%                   0        2002*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.606188           11.172292               5.34%                   0        2004
Investor Destinations              9.489589           10.606188              11.77%                   0        2003
Moderately Conservative           10.000000            9.489589              -5.10%                   0        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.615527           11.430176               7.67%                   0        2004
Investor Destinations              8.995312           10.615527              18.01%                   0        2003
Moderate Fund: Class II -         10.000000            8.995312             -10.05%                   0        2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.643945           11.728326              10.19%                   0        2004
Investor Destinations              8.549857           10.643945              24.49%                   0        2003
Moderately Aggressive             10.000000            8.549857             -14.50%                   0        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.628853           11.913697              12.09%                   0        2004
Investor Destinations              8.199498           10.628853              29.63%                   0        2003
Aggressive Fund:                  10.000000            8.199498             -18.01%                   0        2002*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap         7.123587            8.076529              13.38%                   0        2004
Growth Fund: Class I - Q/NQ        5.171167            7.123587              37.76%                   0        2003
                                   8.352516            5.171167             -38.09%                   0        2002
                                  12.194050            8.352516             -31.50%                   0        2001
                                  14.658438           12.194050             -16.81%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money          10.664538           10.568302              -0.90%                   0        2004
Market Fund: Class I - Q/NQ       10.781517           10.664538              -1.08%                   0        2003
                                  10.836691           10.781517              -0.51%                   0        2002
                                  10.641677           10.836691              -1.83%                   0        2001
                                  10.209430           10.641677               4.23%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 8.367042            9.026851               7.89%                   0        2004
Nationwide(R) Fund: Class I          6.675091            8.367042              25.35%                   0        2003
- Q/NQ                             8.216536            6.675091             -18.76%                   0        2002
                                   9.480069            8.216536             -13.33%                   0        2001
                                   9.851989            9.480069              -3.78%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.225121           13.105683              16.75%                   0        2004
Nationwide(R) Leaders Fund:          9.092017           11.225121              23.46%                   0        2003
Class III - Q/NQ                  10.000000            9.092017              -9.08%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           11.175255           12.352522              10.53%                   0        2004
Growth Leaders Fund: Class         7.459677           11.175255              49.81%                   0        2003
III - Q/NQ                        10.000000            7.459677             -25.40%                   0        2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 7.544804            8.578434              13.70%                   0        2004
Worldwide Leaders Fund:            5.641033            7.544804              33.75%                   0        2003
Class I - Q/NQ                     7.691601            5.641033             -26.66%                   0        2002
                                   9.638561            7.691601             -20.20%                   0        2001
                                  11.182210            9.638561             -13.80%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.530129           15.383743              13.70%                   0        2004
Worldwide Leaders Fund:           10.000000           13.530129              35.30%                   0        2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        12.670461           14.126052              11.49%                   0        2004
Fund: Class I - Q/NQ               9.599855           12.670461              31.99%                   0        2003
                                  14.639366            9.599855             -34.42%                   0        2002
                                  16.705019           14.639366             -12.37%                   0        2001
                                  20.270503           16.705019             -17.59%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         17.798875           20.523009              15.31%                   0        2004
Fund: Class I - Q/NQ              11.543278           17.798875              54.19%                   0        2003
                                  16.122666           11.543278             -28.40%                   0        2002
                                  12.787277           16.122666              26.08%                   0        2001
                                  11.697140           12.787277               9.32%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           15.619903           18.275241              17.00%                   0        2004
Fund: Class I - Q/NQ              11.268207           15.619903              38.62%                   0        2003
                                  13.866158           11.268207             -18.74%                   0        2002
                                  15.121378           13.866158              -8.30%                   0        2001
                                  14.124755           15.121378               7.06%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT              8.823429            9.409927               6.65%                   0        2004
Balanced Fund: Class I -           7.580114            8.823429              16.40%                   0        2003
Q/NQ                               8.794081            7.580114             -13.80%                   0        2002
                                   9.288391            8.794081              -5.32%                   0        2001
                                   9.481422            9.288391              -2.04%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT               7.774478            8.979694              15.50%                   0        2004
Comstock Value Fund:               6.017346            7.774478              29.20%                   0        2003
Class I - Q/NQ                     8.177730            6.017346             -26.42%                   0        2002
                                   9.471062            8.177730             -13.66%                   0        2001
                                  10.778958            9.471062             -12.13%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        12.227805           12.805314               4.72%                   0        2004
Sector Bond Fund: Class I         11.094926           12.227805              10.21%                   0        2003
- Q/NQ                            10.527978           11.094926               5.39%                   0        2002
                                  10.280419           10.527978               2.41%                   0        2001
                                   9.897603           10.280419               3.87%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust          10.000000           11.354868              13.55%                   0        2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty         6.083963            7.055157              15.96%                   0        2004
Portfolio: Service Shares          5.147573            6.083963              18.19%                   0        2003
- Q/NQ                             6.228852            5.147573             -17.36%                   0        2002
                                   8.107133            6.228852             -23.17%                   0        2001
                                  10.000000            8.107133             -18.93%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               3.337081            3.298923              -1.14%                   0        2004
Global Technology                  2.317610            3.337081              43.99%                   0        2003
Portfolio: Service Shares          3.991639            2.317610             -41.94%                   0        2002
- Q/NQ                             6.479020            3.991639             -38.39%                   0        2001
                                  10.000000            6.479020             -35.21%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.230953           10.141036              -0.88%                   0        2004
Global Technology                  7.073630           10.230953              44.64%                   0        2003
Portfolio: Service II             10.000000            7.073630             -29.26%                   0        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               5.915144            6.901163              16.67%                   0        2004
International Growth               4.472745            5.915144              32.25%                   0        2003
Portfolio: Service Shares          6.128895            4.472745             -27.02%                   0        2002
- Q/NQ                             8.143702            6.128895             -24.74%                   0        2001
                                  10.000000            8.143702             -18.56%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.209599           11.913909              16.69%                   0        2004
International Growth               7.719236           10.209599              32.26%                   0        2003
Portfolio: Service II             10.000000            7.719236             -22.81%                   0        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman                   8.984815           10.228883              13.85%                   0        2004
Advisers Management                6.936818            8.984815              29.52%                   0        2003
Trust - AMT Guardian               9.594571            6.936818             -27.70%                   0        2002
Portfolio - Q/NQ                   9.910972            9.594571              -3.19%                   0        2001
                                   9.968645            9.910972              -0.58%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman                   9.985156            9.891887              -0.93%                   0        2004
Advisers Management               10.000000            9.985156              -0.15%                   0        2003*
Trust - AMT Limited
Maturity Bond
Portfolio: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman                   8.993282           10.282120              14.33%                   0        2004
Advisers Management                7.143412            8.993282              25.90%                   0        2003
Trust - AMT Mid-Cap               10.284686            7.143412             -30.54%                   0        2002
Growth Portfolio:                 13.886316           10.284686             -25.94%                   0        2001
Class I - Q/NQ                    15.264119           13.886316              -9.03%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman                   8.898815           10.407471              16.95%                   0        2004
Advisers Management                6.701201            8.898815              32.79%                   0        2003
Trust - AMT Partners               8.986985            6.701201             -25.43%                   0        2002
Portfolio - Q/NQ                   9.409456            8.986985              -4.49%                   0        2001
                                   9.504551            9.409456              -1.00%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.000000           11.254941              12.55%                   0        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               8.301377            9.774156              17.74%                   0        2004
Account Funds -                    6.724059            8.301377              23.46%                   0        2003
Oppenheimer Aggressive             9.473229            6.724059             -29.02%                   0        2002
Growth Fund/VA:                   14.023027            9.473229             -32.45%                   0        2001
Non-Service Shares - Q/NQ         16.070617           14.023027             -12.74%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               9.951728           10.461119               5.12%                   0        2004
Account Funds -                    7.731297            9.951728              28.72%                   0        2003
Oppenheimer Capital               10.753519            7.731297             -28.10%                   0        2002
Appreciation Fund/VA:             12.514763           10.753519             -14.07%                   0        2001
Non-Service Shares- Q/NQ          12.759449           12.514763              -1.92%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               8.829014           10.342152              17.14%                   0        2004
Account Funds -                    6.279861            8.829014              40.59%                   0        2003
Oppenheimer Global                 8.204726            6.279861             -23.46%                   0        2002
Securities Fund/VA:                9.489961            8.204726             -13.54%                   0        2001
Non-Service Shares- Q/NQ          10.000000            9.489961              -5.10%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.190099           16.626541              17.17%                   0        2004
Account Funds -                   10.000000           14.190099              41.90%                   0        2003*
Oppenheimer Global
Securities Fund/VA: Class
3- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               8.491851            9.137147               7.60%                   0        2004
Account Funds -                    6.817103            8.491851              24.57%                   0        2003
Oppenheimer Main Street(R)           8.540552            6.817103             -20.18%                   0        2002
Fund/VA: Non-Service               9.671852            8.540552             -11.70%                   0        2001
Shares - Q/NQ                     10.784586            9.671852             -10.32%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity                 8.954792           10.406493              16.21%                   0        2004
Fund II, Inc.: Investor            6.648942            8.954792              34.68%                   0        2003
Class - Q/NQ                       9.242958            6.648942             -28.06%                   0        2002
                                   9.765480            9.242958              -5.35%                   0        2001
                                  10.000000            9.765480              -2.35%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     17.928317           19.396867               8.19%                   0        2004
Institutional Funds, Inc.         14.263644           17.928317              25.69%                   0        2003
- Emerging Markets Debt           13.285149           14.263644               7.37%                   0        2002
Portfolio: Class I - Q/NQ         12.276257           13.285149               8.22%                   0        2001
                                  11.210825           12.276257               9.50%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.150241           11.712706              15.39%                   0        2004
Institutional Fund, Inc. -         8.103758           10.150241              25.25%                   0        2003
International Magnum              10.000000            8.103758             -18.96%                   0        2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      5.628773            6.728088              19.53%                   0        2004
Institutional Funds, Inc.          4.039063            5.628773              39.36%                   0        2003
- Mid Cap Growth                   5.968779            4.039063             -32.33%                   0        2002
Portfolio: Class I - Q/NQ          8.591151            5.968779             -30.52%                   0        2001
                                  10.000000            8.591151             -14.09%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     16.149186           21.652466              34.08%                   0        2004
Institutional Funds, Inc.         11.946728           16.149186              35.18%                   0        2003
- U.S. Real Estate                12.249784           11.946728              -2.47%                   0        2002
Portfolio: Class I - Q/NQ         11.346213           12.249784               7.96%                   0        2001
                                  10.928322           11.346213               3.82%                   0        2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.584599              25.85%                   0        2004*
Insurance Trust: Worldwide
Emerging Markets Fund:
Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 12.444385           15.400121              23.75%                   0        2004
Insurance Trust -                  8.210254           12.444385              51.57%                   0        2003
Worldwide Emerging Markets         8.602001            8.210254              -4.55%                   0        2002
Fund: Initial Class - Q/NQ         8.913211            8.602001              -3.49%                   0        2001
                                  15.596564            8.913211             -42.85%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.442137              24.42%                   0        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 13.088136           15.982999              22.12%                   0        2004
Insurance Trust -                  9.195824           13.088136              42.33%                   0        2003
Worldwide Hard Assets              9.627768            9.195824              -4.49%                   0        2002
Fund: Initial Class - Q/NQ        10.937759            9.627768             -11.98%                   0        2001
                                   9.987144           10.937759               9.52%                   0        2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account-9:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         71,363 shares (cost $666,404) .......................................................   $        755,732
    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         724,688 shares (cost $6,256,797) ....................................................          8,522,335
    AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         68,279 shares (cost $394,280) .......................................................            469,079
    AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         7,830 shares (cost $149,230) ........................................................            177,663
    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         72,624 shares (cost $1,268,340) .....................................................          1,634,030
    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
         14,479 shares (cost $190,551) .......................................................            210,953
    AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         7,395 shares (cost $136,012) ........................................................            167,116
    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         21,764 shares (cost $388,361) .......................................................            463,574
    AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         89,767 shares (cost $1,570,067) .....................................................          1,901,260
    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         194,456 shares (cost $3,688,025) ....................................................          4,641,667
    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         174,532 shares (cost $3,212,296) ....................................................          4,033,434
    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         385,288 shares (cost $4,380,526) ....................................................          6,468,985
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         34,391,155 shares (cost $211,279,331) ...............................................        251,743,260
    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         711,343 shares (cost $3,913,287) ....................................................          5,192,802
    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         5,470,910 shares (cost $56,811,496) .................................................         57,718,099
    American Century VP - International Fund - Class I (ACVPInt)
         15,360,799 shares (cost $98,281,704) ................................................        112,901,872
    American Century VP - International Fund - Class III (ACVPInt3)
         9,087,511 shares (cost $51,486,213) .................................................         66,884,081
    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
         1,754,396 shares (cost $15,839,665) .................................................         17,824,659
    American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
         328,002 shares (cost $2,607,607) ....................................................          3,322,658
    American Century VP - Value Fund - Class I (ACVPVal)
         61,943,123 shares (cost $428,941,490) ...............................................        542,002,328
    American Century VP - Value Fund - Class II (ACVPVal2)
         1,028,016 shares (cost $6,650,630) ..................................................          8,984,861
    BB&T VIF - Capital Manager Equity Fund (BBTCapMgr)
         194,091 shares (cost $1,607,642) ....................................................          1,938,972
    BB&T VIF - Large Cap Value Fund (BBTLgCapV)
         294,947 shares (cost $3,142,419) ....................................................          3,937,541

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         186,346 shares (cost $1,533,452) ....................................................   $      1,889,547
    BB&T VIF - Mid Cap Growth Fund (BBTMdCapGr)
         218,857 shares (cost $2,193,858) ....................................................          2,998,337
    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         357,498 shares (cost $3,341,919) ....................................................          3,986,099
    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         929,232 shares (cost $7,994,438) ....................................................          9,338,775
    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,119,714 shares (cost $13,552,385) .................................................         15,004,171
    Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         68,408 shares (cost $1,203,942) .....................................................          1,563,132
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         4,287,419 shares (cost $58,937,603) .................................................         66,840,863
    Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         16,990 shares (cost $357,667) .......................................................            425,764
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,374,101 shares (cost $158,085,399) ................................................        135,266,120
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         34,592,476 shares (cost $1,078,726,269) .............................................      1,068,561,575
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         4,582,771 shares (cost $152,394,061) ................................................        162,963,319
    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         104,822 shares (cost $3,174,312) ....................................................          3,716,983
    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         10,724 shares (cost $325,585) .......................................................            445,580
    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         27,399 shares (cost $293,431) .......................................................            434,274
    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         35,369 shares (cost $563,096) .......................................................            727,884
    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         216,178 shares (cost $1,001,842) ....................................................          1,258,158
    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         758,961 shares (cost $5,703,077) ....................................................          6,200,711
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         31,091,528 shares (cost $353,408,053) ...............................................        362,838,125
    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         985,501 shares (cost $11,519,046) ...................................................         11,461,373
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         35,396,657 shares (cost $773,557,807) ...............................................        894,827,497
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         667,297 shares (cost $12,564,955) ...................................................         16,742,492
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
         19,266,724 shares (cost $664,321,573) ...............................................        614,223,156
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         192,569 shares (cost $4,867,680) ....................................................          6,092,870
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
         39,908,095 shares (cost $263,542,885) ...............................................        278,159,427
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         3,804,170 shares (cost $52,979,005) .................................................         66,344,734
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         491,956 shares (cost $5,820,857) ....................................................          8,510,844

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         4,854,748 shares (cost $65,232,957) .................................................   $     84,618,260
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
         29,021,043 shares (cost $643,301,579) ...............................................        769,928,275
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
         579,570 shares (cost $11,149,906) ...................................................         15,271,674
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
         2,356,910 shares (cost $30,759,411) .................................................         31,064,069
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         5,494,701 shares (cost $96,688,484) .................................................         88,189,955
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         356,180 shares (cost $6,898,409) ....................................................         10,642,656
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         4,234,944 shares (cost $55,509,503) .................................................         59,670,355
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         206,773 shares (cost $2,292,842) ....................................................          2,923,769
    First Horizon Capital Appreciation Portfolio (FHCapAp)
         96,294 shares (cost $975,712) .......................................................          1,272,047
    First Horizon Core Equity Portfolio (FHCoreEq)
         229,052 shares (cost $1,966,940) ....................................................          2,281,355
    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
         27,406 shares (cost $450,075) .......................................................            479,884
    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
         14,893 shares (cost $216,100) .......................................................            233,074
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
         7,273 shares (cost $91,172) .........................................................            104,374
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
         2,846 shares (cost $38,577) .........................................................             40,841
    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         8,544,040 shares (cost $76,948,182) .................................................         98,512,788
    Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
         280 shares (cost $3,763) ............................................................              4,345
    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         2,258,380 shares (cost $31,123,520) .................................................         35,095,231
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         18,662,387 shares (cost $243,006,261) ...............................................        309,795,623
    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         345,795 shares (cost $2,914,359) ....................................................          3,744,964
    Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         4,197,654 shares (cost $42,956,832) .................................................         45,460,591
    Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6)
         14,376 shares (cost $144,816) .......................................................            155,694
    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         26,452,523 shares (cost $207,746,587) ...............................................        216,910,687
    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         3,460 shares (cost $40,747) .........................................................             44,354
    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         706,247 shares (cost $8,591,318) ....................................................          9,061,150
    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         9,792 shares (cost $102,332) ........................................................            104,679
    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         2,756,590 shares (cost $28,637,625) .................................................         29,523,075

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         837,668 shares (cost $3,295,822) ....................................................   $      3,241,774
    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         3,810,963 shares (cost $14,582,690) .................................................         14,862,754
    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         6,845 shares (cost $65,305) .........................................................             77,076
    Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         1,747,095 shares (cost $17,472,702) .................................................         19,707,234
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         56,103,242 shares (cost $678,124,170) ...............................................        651,919,678
    Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         1,521,786 shares (cost $18,587,594) .................................................         17,637,503
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         8,240,080 shares (cost $73,105,463) .................................................         88,663,265
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         5,823,420 shares (cost $60,568,071) .................................................         67,085,795
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         10,548,294 shares (cost $105,849,249) ...............................................        110,229,673
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         37,253,862 shares (cost $359,403,180) ...............................................        419,478,483
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         19,118,557 shares (cost $184,324,584) ...............................................        220,245,776
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         16,556,044 shares (cost $162,083,999) ...............................................        180,626,436
    Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         162,392 shares (cost $941,850) ......................................................          1,162,731
    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         1,088,118 shares (cost $6,514,065) ..................................................          7,801,807
    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
         36,899 shares (cost $524,329) .......................................................            573,787
    Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         15,895,834 shares (cost $151,748,290) ...............................................        158,640,419
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         3,928,696 shares (cost $76,818,898) .................................................         97,195,931
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         536,360,525 shares (cost $536,360,525) ...............................................        536,360,525
    Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
         38,552,990 shares (cost $472,593,036) ...............................................        429,094,785
    Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2)
         221,419 shares (cost $1,904,255) ....................................................          2,462,178
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
         275 shares (cost $3,286) ............................................................              3,784
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
         498,336 shares (cost $5,387,141) ....................................................          6,877,041
    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         6,818,432 shares (cost $88,379,330) .................................................        100,299,136
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         147,886 shares (cost $1,566,602) ....................................................          2,160,615
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         37,369,085 shares (cost $343,723,538) ...............................................        471,597,849
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         288,181 shares (cost $2,605,680) ....................................................          3,616,675

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         15,212,378 shares (cost $272,679,087) ................................................  $    349,276,201
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         213,008 shares (cost $3,677,048) ....................................................          4,856,572
    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         20,992 shares (cost $216,492) .......................................................            242,670
    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         2,085,142 shares (cost $22,295,130) .................................................         24,229,347
    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         17,819,749 shares (cost $167,254,111) ...............................................        178,197,486
    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         2,119,115 shares (cost $14,342,523) .................................................         22,844,058
    Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         646,630 shares (cost $5,838,174) ....................................................          6,970,667
    Janus AS - Balanced Portfolio - Service Shares (JanBal)
         3,438 shares (cost $82,680) .........................................................             86,775
    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         9,869,785 shares (cost $189,774,600) ................................................        240,724,045
    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         5,776,075 shares (cost $16,501,643) .................................................         20,909,392
    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         14,499,656 shares (cost $56,366,249) ................................................         51,473,778
    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         2,201,407 shares (cost $41,975,074) .................................................         59,658,138
    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         4,572,523 shares (cost $102,359,568) ................................................        123,183,781
    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
         370,654 shares (cost $4,907,668) ....................................................          5,037,186
    JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)
         946,522 shares (cost $22,878,742) ...................................................         24,533,838
    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
         23,598 shares (cost $199,359) .......................................................            220,408
    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         648,250 shares (cost $3,182,769) ....................................................          4,537,753
    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
         139,252 shares (cost $1,617,559) ....................................................          2,048,392
    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)
         318,464 shares (cost $2,934,962) ....................................................          3,843,861
    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
         133,571 shares (cost $1,486,450) ....................................................          1,847,280
    Neuberger Berman AMT - Focus Portfolio - S Class (NBAMTFocus)
         49,187 shares (cost $827,287) .......................................................            963,087
    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
         7,105,696 shares (cost $89,339,520) .................................................        114,899,096
    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class (NBAMTLMat)
         3,267,909 shares (cost $43,263,023) .................................................         41,894,590
    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)
         10,492,230 shares (cost $138,295,741) ...............................................        187,076,469
    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
         7,119,704 shares (cost $95,663,290) .................................................        130,432,974
    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
         103,808 shares (cost $1,349,991) ....................................................          1,452,279

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         4,904,397 shares (cost $162,184,913) ................................................   $    215,646,347
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,092,532 shares (cost $425,296,334) ...............................................        484,292,731
    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         210,129 shares (cost $5,909,518) ....................................................          7,718,051
    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
         6,037,386 shares (cost $137,250,620) ................................................        179,008,480
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         6,530,294 shares (cost $111,905,305) ................................................        192,708,978
    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         241,887 shares (cost $4,167,989) ....................................................          7,094,559
    Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)
         11,615 shares (cost $97,701) ........................................................            101,748
    Oppenheimer Main Street Fund/(R)/ /VA - Initial Class (OppMSFund)
         18,451,760 shares (cost $359,091,229) ...............................................        384,534,693
    Oppenheimer Main Street Fund/(R)/ /VA - Service Class (OppMSFundS)
         445,480 shares (cost $7,085,160) ....................................................          9,221,428
    Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class (OppMSSmCapS)
         3,078 shares (cost $41,728) .........................................................             49,153
    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         946,770 shares (cost $4,493,329) ....................................................          5,008,412
    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
         735 shares (cost $16,449) ...........................................................             18,689
    Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)
         9,848,015 shares (cost $171,011,223) ................................................        221,087,938
    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
         753,835 shares (cost $9,642,856) ....................................................         11,465,832
    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
         2,600,818 shares (cost $30,243,428) .................................................         39,558,443
    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
         769,986 shares (cost $12,563,236) ...................................................         14,136,947
    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)
         1,481,334 shares (cost $21,737,529) .................................................         27,197,281
    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,409,222 shares (cost $13,550,861) .................................................         19,292,255
    Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         110,918 shares (cost $2,288,160) ....................................................          2,866,129
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         25,328 shares (cost $293,418) .......................................................            291,520
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
         4,454,678 shares (cost 38,771,531) ...................................................        39,602,085
    Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKMidCapG)
         2,487,628 shares (cost $20,403,920) .................................................         25,771,827
    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
         15,974,474 shares (cost $216,843,695) ...............................................        327,157,234
    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         1,637,136 shares (cost $15,885,493) .................................................         17,959,383
    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
         18,800,443 shares (cost $122,462,106) ...............................................        144,624,289
    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
         13,539,795 shares (cost $92,510,094) ................................................        103,962,608

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
         18,429,176 shares (cost $103,190,458) ................................................  $    100,921,851
    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
         24,813,863 shares (cost $245,172,509) ................................................       254,017,039
    W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
         1,296,236 shares (cost $6,539,598) ...................................................         7,083,281
    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
         37,974,778 shares (cost $306,196,496) ................................................       317,955,219
    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc)
         24,571,799 shares (cost $82,201,049) .................................................        84,222,299
    W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
         412,936 shares (cost $7,252,964) .....................................................         7,915,198
    W & R Target Funds, Inc. - International Portfolio (WRIntl)
         9,576,962 shares (cost $53,514,892) ..................................................        63,719,359
    W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
         8,390,182 shares (cost $47,501,471) ..................................................        46,643,539
    W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
         137,532 shares (cost $1,748,714) .....................................................         2,035,371
    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt)
         24,743,162 shares (cost $24,743,162) .................................................        24,743,162
    W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec)
         460,951 shares (cost $2,404,691) .....................................................         2,341,216
    W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
         1,060,985 shares (cost $6,390,983) ...................................................         6,915,077
    W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
         8,232,430 shares (cost $95,252,750) ..................................................       118,558,515
    W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
         16,051,460 shares (cost $118,345,960) ................................................       155,394,184
    W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
         444,736 shares (cost $6,997,084) .....................................................         7,397,245
    W & R Target Funds, Inc. - Value Portfolio (WRValue)
         22,940,221 shares (cost $115,836,627) ................................................       142,745,524
                                                                                                 ----------------
           Total investments ..................................................................    15,693,900,492
  Accounts receivable .........................................................................         3,355,947
                                                                                                 ----------------
           Total assets .......................................................................    15,697,256,439
  Accounts payable ............................................................................                 -
                                                                                                 ----------------
  Contract owners' equity (note 4) ............................................................  $ 15,697,256,439
                                                                                                 ================

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                 Total              AIMBal          AIMBValue2          AIMBlueCh
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $   231,306,284             10,606                 --                478
  Mortality and expense risk charges (note 2)      (184,417,351)            (9,796)          (141,604)            (5,839)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        46,888,933                810           (141,604)            (5,361)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....     3,156,626,058             70,713            646,509             38,718
  Cost of mutual fund shares sold ...........    (3,225,349,125)           (74,310)          (448,054)           (40,523)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....       (68,723,067)            (3,597)           198,455             (1,805)
  Change in unrealized gain (loss)
   on investments ...........................     1,262,325,667             46,676            631,308             19,086
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........     1,193,602,600             43,079            829,763             17,281
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................       133,018,480                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $ 1,373,510,013             43,889            688,159             11,920
                                                ===============    ===============    ===============    ===============

Investment activity:                                AIMCapAp          AIMCapAp2         AIMCapDev2          AIMCoreEq
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -                  -              1,584
  Mortality and expense risk charges (note 2)            (1,750)           (30,493)              (950)            (2,353)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (1,750)           (30,493)              (950)              (769)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,089            326,377              3,964             11,101
  Cost of mutual fund shares sold ...........            (2,589)          (256,690)            (3,777)            (9,664)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               500             69,687                187              1,437
  Change in unrealized gain (loss)
   on investments ...........................            10,518             30,614             20,402             10,618
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            11,018            100,301             20,589             12,055
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................             9,268             69,808             19,639             11,286
                                                ===============    ===============    ===============    ===============

Investment activity:                                AIMPreEq           AIMPreEq2           AlGrIncB          AlPremGrB
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         2,097              5,870             32,018                  -
  Mortality and expense risk charges (note 2)            (6,208)           (33,869)           (77,256)           (69,748)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (4,111)           (27,999)           (45,238)           (69,748)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            45,152            208,444            450,091            410,766
  Cost of mutual fund shares sold ...........           (49,569)          (172,547)          (339,781)          (343,669)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            (4,417)            35,897            110,310             67,097
  Change in unrealized gain (loss)
   on investments ...........................            26,897             55,487            318,440            246,586
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            22,480             91,384            428,750            313,683
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        18,369             63,385            383,512            243,935
                                                ===============    ===============    ===============    ===============

Investment activity:                               AISmCapValB        ACVPIncGr          ACVPIncGr2        ACVPInflaPro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................             4,620          3,585,794             55,391          1,341,299
  Mortality and expense risk charges (note 2)          (110,480)        (2,868,721)           (90,042)          (490,027)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (105,860)           717,073            (34,651)           851,272
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           719,958         44,162,120            420,268         10,088,062
  Cost of mutual fund shares sold ...........          (468,235)       (45,934,533)          (335,826)        (9,859,385)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           251,723         (1,772,413)            84,442            228,677
  Change in unrealized gain (loss)
   on investments ...........................           661,103         27,442,122            438,480            791,146
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           912,826         25,669,709            522,922          1,019,823
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           138,601                  -                  -             19,255
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           945,567         26,386,782            488,271          1,890,350
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                ACVPInt            ACVPInt3           ACVPUltra         ACVPUltra2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       635,306            354,886                  -                  -
  Mortality and expense risk charges (note 2)        (1,254,643)          (731,538)          (202,016)           (55,086)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (619,337)          (376,652)          (202,016)           (55,086)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        19,246,490         11,392,368          7,332,920            370,212
  Cost of mutual fund shares sold ...........       (18,756,261)       (10,851,033)        (6,053,457)          (301,924)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           490,229            541,335          1,279,463             68,288
  Change in unrealized gain (loss)
   on investments ...........................        14,092,421          7,613,968            364,291            243,600
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        14,582,650          8,155,303          1,643,754            311,888
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    13,963,313          7,778,651          1,441,738            256,802
                                                ===============    ===============    ===============    ===============

Investment activity:                                ACVPVal            ACVPVal2           BBTCapMgr         BBTLgCapV
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         5,043,376             70,417             13,288             63,751
  Mortality and expense risk charges (note 2)        (6,224,168)          (150,123)           (25,314)           (45,674)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,180,792)           (79,706)           (12,026)            18,077
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        63,353,617            990,122            580,767            268,959
  Cost of mutual fund shares sold ...........       (57,018,997)          (727,660)          (557,508)          (279,127)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         6,334,620            262,462             23,259            (10,168)
  Change in unrealized gain (loss)
   on investments ...........................        53,201,189            719,414            159,971            394,666
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        59,535,809            981,876            183,230            384,498
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         3,912,210             64,635                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        62,267,227            966,805            171,204            402,575
                                                ===============    ===============    ===============    ===============

Investment activity:                               BBTLgCoGr          BBTMdCapGr          CSGPVen           CSIntFoc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         7,891                  -                  -             87,215
  Mortality and expense risk charges (note 2)           (25,994)           (34,452)           (38,404)           (89,385)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (18,103)           (34,452)           (38,404)            (2,170)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           126,386            159,622            807,175          1,315,006
  Cost of mutual fund shares sold ...........          (131,151)          (145,178)          (793,027)        (1,249,536)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            (4,765)            14,444             14,148             65,470
  Change in unrealized gain (loss)
   on investments ...........................            93,814            407,247            628,183          1,068,964
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            89,049            421,691            642,331          1,134,434
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        70,946            387,239            603,927          1,132,264
                                                ===============    ===============    ===============    ===============

Investment activity:                                CSLCapV           DryELeadS         DrySmCapIxS          DrySRGroS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            77,848                 --            232,497                628
  Mortality and expense risk charges (note 2)          (154,984)           (27,125)          (569,581)            (7,655)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (77,136)           (27,125)          (337,084)            (7,027)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         4,217,955            181,146         28,925,440             21,973
  Cost of mutual fund shares sold ...........        (4,070,618)          (117,211)       (25,012,156)           (19,474)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           147,337             63,935          3,913,284              2,499
  Change in unrealized gain (loss)
   on investments ...........................         1,415,248             (1,894)         4,400,053             19,896
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,562,585             62,041          8,313,337             22,395
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            127,178          1,308,776                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,485,449            162,094          9,285,029             15,368
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                DrySRGro           DryStkIx          DryVIFApp         DryVIFAppS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       523,533         18,657,521          2,677,614             51,178
  Mortality and expense risk charges (note 2)        (1,528,282)       (12,025,420)        (1,936,413)           (66,249)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,004,749)         6,632,101            741,201            (15,071)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        24,446,360        136,972,262         31,489,494            166,293
  Cost of mutual fund shares sold ...........       (38,868,775)      (174,040,150)       (36,616,105)          (136,229)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....       (14,422,415)       (37,067,888)        (5,126,611)            30,064
  Change in unrealized gain (loss)
   on investments ...........................        21,675,991        122,552,674         10,330,001             87,050
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         7,253,576         85,484,786          5,203,390            117,114
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     6,248,827         92,116,887          5,944,591            102,043
                                                ===============    ===============    ===============    ===============

Investment activity:                              DryVIFDevLd       DryVIFIntVal         FedAmLeadS          FedCapApS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................               847              4,373              8,378              6,129
  Mortality and expense risk charges (note 2)            (6,570)            (5,296)           (12,447)           (23,887)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (5,723)              (923)            (4,069)           (17,758)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            20,013             57,371             53,667            166,052
  Cost of mutual fund shares sold ...........           (17,912)           (44,234)           (42,427)          (130,975)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....             2,101             13,137             11,240             35,077
  Change in unrealized gain (loss)
   on investments ...........................            39,881             50,833             43,015             44,550
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            41,982             63,970             54,255             79,627
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -              6,104                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            36,259             69,151             50,186             61,869
                                                ===============    ===============    ===============    ===============

Investment activity:                               FedHiIncS          FedQualBd         FedQualBdS          FidVIPEIS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       482,402         16,727,504            492,945         12,516,544
  Mortality and expense risk charges (note 2)          (121,632)        (4,867,827)          (220,102)       (10,131,356)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           360,770         11,859,677            272,843          2,385,188
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         2,454,087         88,743,933          2,127,084         76,889,221
  Cost of mutual fund shares sold ...........        (2,242,240)       (86,803,550)        (2,105,742)       (75,229,451)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           211,847          1,940,383             21,342          1,659,770
  Change in unrealized gain (loss)
   on investments ...........................           (91,245)        (8,876,907)          (243,096)        74,957,662
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           120,602         (6,936,524)          (221,754)        76,617,432
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -          3,671,473            111,654          3,165,949
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       481,372          8,594,626            162,743         82,168,569
                                                ===============    ===============    ===============    ===============

Investment activity:                                FidVIPEI2          FidVIPGrS          FidVIPGr2          FidVIPHIS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           220,948          1,122,097              7,852         23,387,890
  Mortality and expense risk charges (note 2)          (286,163)        (7,661,289)          (109,148)        (3,231,487)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (65,215)        (6,539,192)          (101,296)        20,156,403
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,540,298        108,284,375            617,450        212,038,673
  Cost of mutual fund shares sold ...........        (1,155,359)      (181,989,577)          (475,995)      (195,982,457)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           384,939        (73,705,202)           141,455         16,056,216
  Change in unrealized gain (loss)
   on investments ...........................         1,051,925         89,715,070             32,193        (15,460,002)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,436,864         16,009,868            173,648            596,214
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            57,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,429,229          9,470,676             72,352         20,752,617
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                FidVIPOvS        FidVIPOvS2R         FidVIPOvSR         FidVIPConS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       738,483             77,835            662,601          1,714,586
  Mortality and expense risk charges (note 2)          (737,819)          (143,080)          (839,766)        (8,149,361)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               664            (65,245)          (177,165)        (6,434,775)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        11,051,524            708,283          8,250,502         50,816,596
  Cost of mutual fund shares sold ...........        (9,737,055)          (486,439)        (7,343,157)       (59,271,505)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,314,469            221,844            907,345         (8,454,909)
  Change in unrealized gain (loss)
   on investments ...........................         6,130,247            694,824          7,894,149        107,479,707
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         7,444,716            916,668          8,801,494         99,024,798
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     7,445,380            851,423          8,624,329         92,590,023
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidVIPCon2        FidVIPIGBdS        FidVIPGrOpS        FidVIPMCap2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            28,756            623,415            439,952                  -
  Mortality and expense risk charges (note 2)          (252,291)          (268,145)          (980,341)          (163,129)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (223,535)           355,270           (540,389)          (163,129)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           985,111          7,518,291         14,509,752            658,277
  Cost of mutual fund shares sold ...........          (767,482)        (7,810,940)       (21,908,817)          (452,749)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           217,629           (292,649)        (7,399,065)           205,528
  Change in unrealized gain (loss)
   on investments ...........................         1,739,696            154,950         12,765,695          1,850,811
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,957,325           (137,699)         5,366,630          2,056,339
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            440,690                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,733,790            658,261          4,826,241          1,893,210
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidVIPValS        FidVIPValS2          FHCapAp           FHCoreEq
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -             15,998
  Mortality and expense risk charges (note 2)          (738,986)           (46,764)            (7,191)           (23,914)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (738,986)           (46,764)            (7,191)            (7,916)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        50,682,749            370,954             40,460            221,120
  Cost of mutual fund shares sold ...........       (49,654,195)          (228,745)           (30,372)          (218,287)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,028,554            142,209             10,088              2,833
  Change in unrealized gain (loss)
   on investments ...........................         2,895,101            182,372             46,582             98,119
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         3,923,655            324,581             56,670            100,952
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           157,629              6,448             72,454                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     3,342,298            284,265            121,933             93,036
                                                ===============    ===============    ===============    ===============

Investment activity:                              FrVIPRisDiv2       FrVIPSmCapV2       FrVIPForSec2       FrVIPForSec3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................               425                 42                766                  -
  Mortality and expense risk charges (note 2)            (1,817)              (611)              (677)               (53)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (1,392)              (569)                89                (53)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            31,924              7,531              1,831              2,906
  Cost of mutual fund shares sold ...........           (31,866)            (6,795)            (1,790)            (2,685)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....                58                736                 41                221
  Change in unrealized gain (loss)
   on investments ...........................            29,810             16,974             13,202              2,263
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            29,868             17,710             13,243              2,484
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................               837                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            29,313             17,141             13,332              2,431
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITCVal          GVITIntVal2        GVITIntVal3        GVITDMidCapI
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       994,614                 45            383,274          1,539,905
  Mortality and expense risk charges (note 2)          (861,970)               (33)          (216,456)        (3,451,130)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           132,644                 12            166,818         (1,911,225)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         5,103,795                204          2,893,563         26,609,921
  Cost of mutual fund shares sold ...........        (3,847,595)              (201)        (2,613,430)       (22,529,906)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,256,200                  3            280,133          4,080,015
  Change in unrealized gain (loss)
   on investments ..........................         10,555,909                582          3,493,675         28,670,704
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        11,812,109                585          3,773,808         32,750,719
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -          7,307,584
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    11,944,753                597          3,940,626         38,147,078
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITEmMrkts        GVITEmMrkts3      GVITEmMrkts6         GVITFHiInc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            34,800            416,039              1,318         14,634,869
  Mortality and expense risk charges (note 2)           (46,847)          (498,308)              (959)        (2,393,710)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (12,047)           (82,269)               359         12,241,159
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,751,759         24,574,562              1,339         81,924,860
  Cost of mutual fund shares sold ...........        (1,442,410)       (18,387,434)            (1,144)       (72,354,113)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           309,349          6,187,128                195          9,570,747
  Change in unrealized gain (loss)
   on investments ...........................            14,755         (5,144,179)            10,878         (5,297,847)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           324,104          1,042,949             11,073          4,272,900
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           302,339          3,589,995             11,318                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           614,396          4,550,675             22,750         16,514,059
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITGlFin1          GVITGlFin3        GVITGlHlth         GVITGlHlth3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $           589            128,494                  -                  -
  Mortality and expense risk charges (note 2)              (549)          (104,546)            (1,173)          (332,470)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............                40             23,948             (1,173)          (332,470)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            32,019          6,468,316             60,570         12,648,295
  Cost of mutual fund shares sold ...........           (27,311)        (5,769,291)           (59,543)       (11,985,029)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            4,708             699,025              1,027            663,266
  Change in unrealized gain (loss)
   on investments ...........................             (332)            (74,111)             4,755            598,683
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            4,376             624,914              5,782          1,261,949
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            2,562             538,454                437            113,065
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $         6,978          1,187,316              5,046          1,042,544
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITGlTech         GVITGlTech3         GVITGlUtl1         GVITGlUtl3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -                835            147,389
  Mortality and expense risk charges (note 2)           (41,555)          (260,368)              (781)          (103,034)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (41,555)          (260,368)                54             44,355
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           801,024         15,176,713             53,512          2,003,466
  Cost of mutual fund shares sold ...........          (943,658)       (13,964,054)           (43,680)        (1,560,451)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (142,634)         1,212,659              9,832            443,015
  Change in unrealized gain (loss)
    on investments ..........................           251,984         (2,487,881)             3,477          1,877,480
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           109,350         (1,275,222)            13,309          2,320,495
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -              3,231            820,589
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            67,795         (1,535,590)            16,594          3,185,439
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITGvtBd          GVITGvtBd2         GVITGrowth          GVITIDAgg
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $    38,922,758            987,463            283,782            944,755
  Mortality and expense risk charges (note 2)        (8,493,116)          (343,569)          (971,405)          (779,425)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        30,429,642            643,894           (687,623)           165,330
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....       199,308,833          5,081,705         15,844,591         22,770,366
  Cost of mutual fund shares sold ...........      (200,032,152)        (5,294,436)       (18,701,476)       (18,411,731)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (723,319)          (212,731)        (2,856,885)         4,358,635
  Change in unrealized gain (loss)
   on investments ...........................       (30,035,683)          (618,705)         9,359,622            662,003
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........       (30,759,002)          (831,436)         6,502,737          5,020,638
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................        14,599,981            385,879                  -          1,361,989
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    14,270,621            198,337          5,815,114          6,547,957
                                                ===============    ===============    ===============    ===============

Investment activity:                                GVITIDCon         GVITIDMod        GVITIDModAgg       GVITIDModCon
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         2,594,233          7,511,035          3,319,524          3,794,341
  Mortality and expense risk charges (note 2)        (1,482,108)         (4,908,961)        (2,455,106)        (2,268,189)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............         1,112,125          2,602,074            864,418          1,526,152
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        29,170,081         17,632,150         14,529,945         16,832,119
  Cost of mutual fund shares sold ...........       (27,456,490)       (16,709,411)       (12,579,339)       (15,455,221)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,713,591            922,739          1,950,606          1,376,898
  Change in unrealized gain (loss)
   on investments ...........................          (367,739)        24,203,003         14,023,854          5,686,325
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,345,852         25,125,742         15,974,460          7,063,223
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         1,103,556          2,049,052          2,757,866          1,174,724
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         3,561,533         29,776,868         19,596,744          9,764,099
                                                ===============    ===============    ===============    ===============

Investment activity:                               GVITIntGro        GVITIntGro3        GVITIntVal6         GVITJPBal
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         9,140             61,694              1,405          3,063,008
  Mortality and expense risk charges (note 2)           (13,700)           (69,416)            (2,004)        (1,878,898)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (4,560)            (7,722)              (599)         1,184,110
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           284,581          1,439,147             14,408         20,158,004
  Cost of mutual fund shares sold ...........          (268,664)        (1,062,573)           (13,136)       (22,842,236)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            15,917            376,574              1,272         (2,684,232)
  Change in unrealized gain (loss)
    on investments ..........................           121,161            406,911             49,459         12,346,423
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           137,078            783,485             50,731          9,662,191
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       132,518            775,763             50,132         10,846,301
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITSMdCpGr         GVITMyMkt         GVITNWFund         GVITNWFund2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -          5,394,244          5,408,473             25,311
  Mortality and expense risk charges (note 2)        (1,125,786)        (8,337,225)        (4,684,132)           (46,265)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,125,786)        (2,942,981)           724,341            (20,954)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        18,860,908        611,978,131         60,610,070            288,143
  Cost of mutual fund shares sold ...........       (14,115,325)      (611,978,131)      (111,433,127)          (220,771)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         4,745,583                  -        (50,823,057)            67,372
  Change in unrealized gain (loss)
    on investments ..........................         8,316,015                  -         84,255,029            126,511
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        13,061,598                  -         33,431,972            193,883
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        11,935,812         (2,942,981)        34,156,313            172,929
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITLead            GVITLead3        GVITNStrVal        GVITSmCapGr
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $            14             25,996                  -                  -
  Mortality and expense risk charges (note 2)               (44)           (74,446)           (45,730)        (1,197,364)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               (30)           (48,450)           (45,730)        (1,197,364)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,755          2,523,573         15,338,685         56,435,551
  Cost of mutual fund shares sold ...........            (2,862)        (2,064,854)       (13,921,221)       (50,600,925)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               893            458,719          1,417,464          5,834,626
  Change in unrealized gain (loss)
   on investments ...........................              (366)           422,065           (479,313)         6,141,078
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........               527            880,784            938,151         11,975,704
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                53             94,639                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $           550            926,973            892,421         10,778,340
                                                ===============    ===============    ===============    ===============

Investment activity:                             GVITSmCapGr2       GVITSmCapVal       GVITSmCapVal2       GVITSmComp
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                941                  -                  -
  Mortality and expense risk charges (note 2)           (35,177)        (5,297,100)           (56,655)        (3,731,101)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (35,177)        (5,296,159)           (56,655)        (3,731,101)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           178,703         78,082,018            325,901         37,031,282
  Cost of mutual fund shares sold ...........          (128,479)       (69,707,132)          (184,706)       (32,155,693)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            50,224          8,374,886            141,195          4,875,589
  Change in unrealized gain (loss)
   on investments ...........................           198,201         28,054,550            119,231         11,696,543
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           248,425         36,429,436            260,426         16,572,132
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -         32,764,430            252,212         39,197,787
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           213,248         63,897,707            455,983         52,038,818
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITSmComp2        GVITTGroFoc       GVITTGroFoc3         GVITUSGro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -                  -
  Mortality and expense risk charges (note 2)           (81,559)            (6,075)           (17,885)            (1,813)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (81,559)            (6,075)           (17,885)            (1,813)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           418,426          1,828,539          5,776,485             31,175
  Cost of mutual fund shares sold ...........          (290,033)        (1,817,735)        (4,951,685)           (30,968)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           128,393             10,804            824,800                207
  Change in unrealized gain (loss)
    on investments ..........................            99,639             40,560           (698,770)            24,308
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           228,032             51,364            126,030             24,515
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           556,124                  -                  -              4,275
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       702,597             45,289            108,145             26,977
                                                ===============    ===============    ===============    ===============

Investment activity:                               GVITUSGro3       GVITVKMultiSec       GVITWLead          GVITWLead3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                  -         8,516,418                  -                  -
  Mortality and expense risk charges (note 2)          (355,018)        (2,098,209)          (241,674)           (88,768)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (355,018)         6,418,209           (241,674)           (88,768)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        25,075,345         19,095,992          3,485,885          3,169,899
  Cost of mutual fund shares sold ...........       (21,313,916)       (17,874,758)        (2,425,259)        (2,592,509)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         3,761,429          1,221,234          1,060,626            577,390
  Change in unrealized gain (loss)
    on investments ..........................        (2,494,228)         1,131,198          2,083,599            347,183
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,267,201          2,352,432          3,144,225            924,573
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         1,288,130                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         2,200,313          8,770,641          2,902,551            835,805
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                 JanBal           JanCapAp          JanGlTechS2         JanGlTech
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         1,865             56,278                  -                  -
  Mortality and expense risk charges (note 2)            (1,049)        (2,907,751)          (246,891)          (682,897)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               816         (2,851,473)          (246,891)          (682,897)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             9,119         42,334,015          4,625,301         12,214,108
  Cost of mutual fund shares sold ...........            (8,999)       (45,880,976)        (3,591,912)       (13,850,500)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               120         (3,546,961)         1,033,389         (1,636,392)
  Change in unrealized gain (loss)
   on investments ...........................             4,072         41,588,779           (891,531)         1,354,607
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........             4,192         38,041,818            141,858           (281,785)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $         5,008         35,190,345           (105,033)          (964,682)
                                                ===============    ===============    ===============    ===============

Investment activity:                              JanIntGroS2         JanIntGro          JanRMgCore        JPMSTMidCap
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           467,154            982,122             54,314                  -
  Mortality and expense risk charges (note 2)          (684,883)        (1,480,701)           (34,132)           (58,806)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (217,729)          (498,579)            20,182            (58,806)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         8,344,854         24,113,171          2,038,857          2,121,450
  Cost of mutual fund shares sold ...........        (7,827,081)       (22,878,200)        (1,913,052)        (2,140,247)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           517,773          1,234,971            125,805            (18,797)
  Change in unrealized gain (loss)
   on investments ...........................         7,898,311         18,090,627             53,515          1,655,096
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         8,416,084         19,325,598            179,320          1,636,299
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -            299,482                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         8,198,355         18,827,019            498,984          1,577,493
                                                ===============    ===============    ===============    ===============

Investment activity:                              MFSInvGrStS       MFSMidCapGrS        MFSNewDiscS          MFSValS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -             14,522
  Mortality and expense risk charges (note 2)              (785)           (78,317)           (36,155)           (63,266)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............              (785)           (78,317)           (36,155)           (48,744)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             8,149            345,159            394,299            635,685
  Cost of mutual fund shares sold ...........            (8,282)          (231,829)          (298,428)          (500,638)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....              (133)           113,330             95,871            135,047
  Change in unrealized gain (loss)
   on investments ...........................            21,049            472,152             32,519            282,957
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            20,916            585,482            128,390            418,004
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -             52,821
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        20,131            507,165             92,235            422,081
                                                ===============    ===============    ===============    ===============

Investment activity:                               NBAMTFasc         NBAMTFocus          NBAMTGuard         NBAMTLMat
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -            133,395          1,549,604
  Mortality and expense risk charges (note 2)           (30,786)           (18,835)        (1,306,704)          (435,006)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (30,786)           (18,835)        (1,173,309)         1,114,598
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           133,522            174,997         16,883,770         12,415,965
  Cost of mutual fund shares sold ...........           (98,878)           (95,176)       (16,998,298)       (12,945,833)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            34,644             79,821           (114,528)          (529,868)
  Change in unrealized gain (loss)
   on investments ...........................           155,318           (127,500)        15,968,141           (756,423)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           189,962            (47,679)        15,853,613         (1,286,291)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................             5,333             99,055                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           164,509             32,541         14,680,304           (171,693)
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               NBAMTMCGr          NBAMTPart         NBAMSocRes          OppAggGro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -             13,433                  -                  -
  Mortality and expense risk charges (note 2)        (2,129,247)        (1,322,161)            (5,003)        (2,399,771)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (2,129,247)        (1,308,728)            (5,003)        (2,399,771)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        31,623,358         17,493,347            386,884         32,867,030
  Cost of mutual fund shares sold ...........       (25,316,146)       (12,418,298)          (364,993)       (32,405,246)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         6,307,212          5,075,049             21,891            461,784
  Change in unrealized gain (loss)
   on investments ...........................        20,194,414         15,533,878            102,288         36,144,442
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        26,501,626         20,608,927            124,179         36,606,226
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    24,372,379         19,300,199            119,176         34,206,455
                                                ===============    ===============    ===============    ===============

Investment activity:                               OppCapAp           OppCapApS          OppGlSec3           OppGlSec
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         1,487,352             16,828          1,538,541          2,375,782
  Mortality and expense risk charges (note 2)        (5,672,420)          (134,414)        (1,719,488)        (2,290,613)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (4,185,068)          (117,586)          (180,947)            85,169
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        43,866,124            582,981          4,719,016         34,445,023
  Cost of mutual fund shares sold ...........       (49,399,725)          (463,784)        (3,491,827)       (22,216,468)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....        (5,533,601)           119,197          1,227,189         12,228,555
  Change in unrealized gain (loss)
   on investments ...........................        35,498,301            340,724         23,634,362         17,606,234
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        29,964,700            459,921         24,861,551         29,834,789
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        25,779,632            342,335         24,680,604         29,919,958
                                                ===============    ===============    ===============    ===============

Investment activity:                              OppGlSecS          OppHighIncS         OppMSFund         OppMSFundS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $        77,613                179          3,279,329             60,771
  Mortality and expense risk charges (note 2)          (123,100)              (482)        (4,660,236)          (157,260)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (45,487)              (303)        (1,380,907)           (96,489)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,130,587              9,802         54,633,020            747,137
  Cost of mutual fund shares sold ...........          (810,861)            (9,513)       (65,517,835)          (596,244)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           319,726                289        (10,884,815)           150,893
  Change in unrealized gain (loss)
   on investments ...........................           760,399              4,047         41,647,141            576,135
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,080,125              4,336         30,762,326            727,028
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     1,034,638              4,033         29,381,419            630,539
                                                ===============    ===============    ===============    ===============

Investment activity:                              OppMSSmCapS        OppStratBdS         PVTGroInc           StOpp2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -            251,941                  -                  -
  Mortality and expense risk charges (note 2)              (300)           (90,700)               (86)        (2,661,540)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............              (300)           161,241                (86)        (2,661,540)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,643            858,498              1,453         32,185,880
  Cost of mutual fund shares sold ...........            (3,336)          (790,739)            (1,432)       (33,214,408)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               307             67,759                 21         (1,028,528)
  Change in unrealized gain (loss)
   on investments ...........................             7,295             79,520              2,240         36,093,988
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........             7,602            147,279              2,261         35,065,460
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................             7,302            308,520              2,175         32,403,920
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                             VEWrldEMktR1        VEWrldEMkt         VEWrldHAsR1         VEWrldHAs
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -            292,356                  -            134,541
  Mortality and expense risk charges (note 2)           (43,059)          (496,692)           (59,775)          (340,760)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (43,059)          (204,336)           (59,775)          (206,219)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         2,775,762         28,142,725          2,835,712         28,169,664
  Cost of mutual fund shares sold ...........        (2,939,457)       (23,245,422)        (2,491,969)       (23,193,396)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (163,695)         4,897,303            343,743          4,976,268
  Change in unrealized gain (loss)
   on investments ...........................         1,822,976          2,774,549          1,573,711            567,653
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,659,281          7,671,852          1,917,454          5,543,921
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     1,616,222          7,467,516          1,857,679          5,337,702
                                                ===============    ===============    ===============    ===============

Investment activity:                                VKCom2             VKEmGr2           VKCorPlus2          VKEmMkt
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           131,160                  -             11,160          3,284,889
  Mortality and expense risk charges (note 2)          (325,219)           (51,422)            (4,746)          (591,928)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (194,059)           (51,422)             6,414          2,692,961
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           992,453            259,411            192,209         40,163,891
  Cost of mutual fund shares sold ...........          (734,828)          (222,321)          (190,482)       (37,730,513)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           257,625             37,090              1,727          2,433,378
  Change in unrealized gain (loss)
   on investments ...........................         2,448,616            148,950             (3,614)        (3,994,573)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         2,706,241            186,040             (1,887)        (1,561,195)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                678          1,535,200
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         2,512,182            134,618              5,205          2,666,966
                                                ===============    ===============    ===============    ===============

Investment activity:                               VKMidCapG         VKUSRealEst         VicDivrStk         VicInvQBd
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -          4,077,142            102,434             37,412
  Mortality and expense risk charges (note 2)          (279,179)        (3,159,361)          (254,073)            (8,828)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (279,179)           917,781           (151,639)            28,584
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        10,417,842         35,018,986          4,358,491          2,793,220
  Cost of mutual fund shares sold ...........        (9,320,132)       (26,045,676)        (4,168,424)        (2,758,516)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,097,710          8,973,310            190,067             34,704
  Change in unrealized gain (loss)
   on investments ...........................         3,129,717         64,524,306          1,419,301            (38,356)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         4,227,427         73,497,616          1,609,368             (3,652)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -          4,746,395                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     3,948,248         79,161,792          1,457,729             24,932
                                                ===============    ===============    ===============    ===============

Investment activity:                              VicSmCoOpp          WRAsStrat              WRBal              WRBnd
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -          1,825,608          1,462,226          4,297,933
  Mortality and expense risk charges (note 2)           (24,496)        (1,711,883)        (1,271,861)        (1,355,915)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (24,496)           113,725            190,365          2,942,018
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         3,919,048          3,904,909          4,306,506         12,605,601
  Cost of mutual fund shares sold ...........        (2,599,656)        (3,599,189)        (4,038,437)       (12,044,666)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,319,392            305,720            268,069            560,935
  Change in unrealized gain (loss)
   on investments ...........................          (729,866)        13,774,631          6,797,525         (2,092,936)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           589,526         14,080,351          7,065,594         (1,532,001)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           103,340            973,928                  -          1,127,610
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           668,370         15,168,004          7,255,959          2,537,627
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               WRCoreEq           WRDivInc           WRGrowth            WRHiInc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $     1,532,956             43,221            858,877          5,488,221
  Mortality and expense risk charges (note 2)        (3,259,132)           (28,927)        (4,155,570)        (1,010,371)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,726,176)            14,294         (3,296,693)         4,477,850
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        17,028,524            136,155         20,389,995          5,403,158
  Cost of mutual fund shares sold ...........       (19,496,743)          (132,281)       (21,412,938)        (5,647,312)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....        (2,468,219)             3,874         (1,022,943)          (244,154)
  Change in unrealized gain (loss)
   on investments ...........................        23,388,835            543,682          9,890,810          2,191,358
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        20,920,616            547,556          8,867,867          1,947,204
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    19,194,440            561,850          5,571,174          6,425,054
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRIntlII            WRIntl           WRLTBond           WRMicCpGr
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            75,051            388,479          1,272,791                  -
  Mortality and expense risk charges (note 2)           (27,327)          (811,791)          (605,215)            (8,465)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            47,724           (423,312)           667,576             (8,465)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           820,064          6,271,483          6,637,132             80,658
  Cost of mutual fund shares sold ...........          (745,361)        (7,100,355)        (6,469,836)            78,835
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            74,703           (828,872)           167,296              1,823
  Change in unrealized gain (loss)
   on investments ...........................           662,234          8,319,805           (695,302)           286,657
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           736,937          7,490,933           (528,006)           288,480
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            59,250                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           843,911          7,067,621            139,570            280,015
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRMMkt            WRMortSec          WRRealEstS         WRSciTech
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       175,208             45,028             36,157                  -
  Mortality and expense risk charges (note 2)          (341,085)            (5,415)           (13,833)        (1,408,887)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (165,877)            39,613             22,324         (1,408,887)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        22,757,579             47,427             15,240          4,039,808
  Cost of mutual fund shares sold ...........       (22,757,579)           (46,729)           (13,365)        (3,850,281)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....                 -                698              1,875            189,527
  Change in unrealized gain (loss)
   on investments ...........................                 -            (63,475)           524,093         15,915,340
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........                 -            (62,777)           525,968         16,104,867
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -             30,566             83,580                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $      (165,877)             7,402            631,872         14,695,980
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRSmCap           WRSmCpVal           WRValue
                                                ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -          1,408,231
  Mortality and expense risk charges (note 2)        (1,963,573)           (26,693)        (1,673,482)
                                                ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,963,573)           (26,693)          (265,251)
                                                ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        14,284,847            141,898          2,841,208
  Cost of mutual fund shares sold ...........       (12,969,722)          (138,933)        (2,452,856)
                                                ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,315,125              2,965            388,352
  Change in unrealized gain (loss)
   on investments ...........................        17,657,223            400,161         15,981,749
                                                ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        18,972,348            403,126         16,370,101
                                                ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            359,498                  -
                                                ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        17,008,775            735,931         16,104,850
                                                ===============    ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                               Total                                AIMBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    46,888,933         14,550,543                810              6,055
  Realized gain (loss) on investments .......       (68,723,067)      (656,766,863)            (3,597)            (4,305)
  Change in unrealized gain (loss)
    on investments ..........................     1,262,325,667      3,314,477,857             46,676             90,536
  Reinvested capital gains ..................       133,018,480          9,284,332                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............     1,373,510,013      2,681,545,869             43,889             92,286
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................       754,671,887      1,837,057,967             34,566            310,141
  Transfers between funds ...................                 -                  -            (15,092)               494
  Redemptions (note 3) ......................    (1,367,612,148)    (1,389,508,484)           (50,695)           (29,247)
  Annuity benefits ..........................        (4,068,343)        (3,008,693)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................          (335,477)          (347,576)
  Contingent deferred sales charges                           -                  -
    (note 2) ................................       (25,556,426)       (23,634,457)              (396)               (30)
  Adjustments to maintain reserves ..........          (700,167)        (1,809,052)                12                (55)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ................     (643,600,674)       418,749,705            (31,605)           281,303
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       729,909,339      3,100,295,574             12,284            373,589
Contract owners' equity beginning
  of period .................................    14,967,347,100     11,867,051,526            743,430            369,841
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $15,697,256,439     14,967,347,100            755,714            743,430
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................     1,306,834,707      1,263,729,276             78,940             45,020
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................       380,162,134      1,138,663,843              3,646             37,379
  Units redeemed ............................      (441,962,880)    (1,095,558,412)            (6,969)            (3,459)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................     1,245,033,961      1,306,834,707             75,617             78,940
                                                ===============    ===============    ===============    ===============

                                                            AIMBValue2                            AIMBlueCh
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (141,604)           (95,412)            (5,361)            (3,849)
  Realized gain (loss) on investments .......           198,455             77,955             (1,805)              (997)
  Change in unrealized gain (loss)
    on investments ..........................           631,308          1,652,838             19,086             71,907
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           688,159          1,635,381             11,920             67,061
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           493,252          3,672,413            132,618            148,160
  Transfers between funds ...................           326,725           (111,147)           (24,177)            (2,034)
  Redemptions (note 3) ......................          (316,784)          (116,611)           (12,253)            (5,809)
  Annuity benefits ..........................            (4,814)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,450)            (1,912)               (33)              (103)
  Adjustments to maintain reserves ..........               (71)              (194)                (6)               (53)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ................          495,858          3,442,549             96,149            140,161
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,184,017          5,077,930            108,069            207,222
Contract owners' equity beginning
  of period .................................         7,338,132          2,260,202            360,974            153,752
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         8,522,149          7,338,132            469,043            360,974
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           741,502            298,956             40,180             21,069
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           106,043            540,423             14,430             20,143
  Units redeemed ............................           (75,649)           (97,877)            (4,166)            (1,032)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           771,896            741,502             50,444             40,180
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AIMCapAp                              AIMCapAp2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (1,750)              (787)           (30,493)           (23,587)
  Realized gain (loss) on investments .......               500                (73)            69,687             12,139
  Change in unrealized gain (loss)
    on investments ..........................            10,518             18,849             30,614            348,804
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             9,268             17,989             69,808            337,356
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            57,035             64,709             49,645            969,430
  Transfers between funds ...................             1,423                  8           (103,060)           (32,468)
  Redemptions (note 3) ......................            (1,918)            (1,047)          (120,337)           (29,714)
  Annuity benefits ..........................                 -                  -               (204)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (15)                (8)            (1,664)              (669)
  Adjustments to maintain reserves ..........               (10)               (14)               (53)              (103)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            56,515             63,648           (175,673)           906,476
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            65,783             81,637           (105,865)         1,243,832
Contract owners' equity beginning
  of period .................................           111,852             30,215          1,739,753            495,921
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       177,635            111,852          1,633,888          1,739,753
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            11,432              3,915            173,419             62,716
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             5,986              7,641             16,758            124,117
  Units redeemed ............................              (199)              (124)           (34,781)           (13,414)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            17,219             11,432            155,396            173,419
                                                ===============    ===============    ===============    ===============

                                                           AIMCapDev2                             AIMCoreEq
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............              (950)                 -               (769)              (133)
  Realized gain (loss) on investments .......               187                  -              1,437               (120)
  Change in unrealized gain (loss)
    on investments ..........................            20,402                  -             10,618             23,498
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            19,639                  -             11,286             23,245
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            92,403                  -             17,754             69,404
  Transfers between funds ...................           102,056                  -                  -                  -
  Redemptions (note 3) ......................            (1,544)                 -             (8,564)            (6,308)
  Annuity benefits ..........................            (1,563)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (38)                 -               (442)                 -
  Adjustments to maintain reserves ..........                (6)                 -                  8               (380)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           191,308                  -              8,756             62,716
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           210,947                  -             20,042             85,961
Contract owners' equity beginning
  of period .................................                 -                  -            147,046             61,085
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           210,947                  -            167,088            147,046
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -             14,504              7,344
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,507                  -              1,724              7,810
  Units redeemed ............................              (144)                 -               (877)              (650)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             7,363                  -             15,351             14,504
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AIMPreEq                              AIMPreEq2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (4,111)            (3,900)           (27,999)           (18,730)
  Realized gain (loss) on investments .......            (4,417)            (6,340)            35,897             (7,103)
  Change in unrealized gain (loss)
    on investments ..........................            26,897             90,266             55,487            295,660
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            18,369             80,026             63,385            269,827
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            62,839             55,146            142,294            943,215
  Transfers between funds ...................               694                576            (17,043)            44,607
  Redemptions (note 3) ......................           (42,739)           (28,896)           (86,981)           (33,446)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,774)            (1,670)              (898)              (583)
  Adjustments to maintain reserves ..........               (16)               (22)               (47)               (92)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            19,004             25,134             37,325            953,701
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            37,373            105,160            100,710          1,223,528
Contract owners' equity beginning
  of period .................................           426,173            321,013          1,800,438            576,910
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       463,546            426,173          1,901,148          1,800,438
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            49,765             46,242            191,437             75,225
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,359              7,696             24,921            143,829
  Units redeemed ............................            (5,287)            (4,173)           (21,112)           (27,617)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            51,837             49,765            195,246            191,437
                                                ===============    ===============    ===============    ===============

                                                             AlGrIncB                              AlPremGrB
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (45,238)           (22,604)           (69,748)           (51,785)
  Realized gain (loss) on investments .......           110,310              5,984             67,097              9,722
  Change in unrealized gain (loss)
    on investments ..........................           318,440            646,304            246,586            620,884
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           383,512            629,684            243,935            578,821
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           245,102          2,023,384            132,051          2,475,918
  Transfers between funds ...................           383,010            552,167            (83,686)            42,355
  Redemptions (note 3) ......................          (162,302)           (58,372)          (179,279)          (155,233)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,288)            (1,127)            (2,898)            (1,571)
  Adjustments to maintain reserves ..........                (3)               (80)               (20)              (158)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           464,519          2,515,972           (133,832)         2,361,311
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           848,031          3,145,656            110,103          2,940,132
Contract owners' equity beginning
  of period .................................         3,793,585            647,929          3,923,210            983,078
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         4,641,616          3,793,585          4,033,313          3,923,210
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           371,825             82,504            414,836            126,001
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            87,783            305,246             27,924            349,583
  Units redeemed ............................           (42,921)           (15,925)           (41,917)           (60,748)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           416,687            371,825            400,843            414,836
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AISmCapValB                            ACVPIncGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (105,860)           (48,915)           717,073            182,941
  Realized gain (loss) on investments .......           251,723             19,198         (1,772,413)       (19,137,178)
  Change in unrealized gain (loss)
    on investments ..........................           661,103          1,396,054         27,442,122         71,652,458
  Reinvested capital gains ..................           138,601             50,306                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           945,567          1,416,643         26,386,782         52,698,221
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           171,079          2,727,302          7,379,927         17,160,432
  Transfers between funds ...................           (82,844)           346,786        (10,300,027)        13,139,872
  Redemptions (note 3) ......................          (236,138)           (74,761)       (23,595,238)       (19,052,451)
  Annuity benefits ..........................              (315)                 -            (67,611)           (46,013)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (8,474)            (9,042)
  Contingent deferred sales charges
    (note 2) ................................            (4,203)            (1,312)          (423,523)          (402,460)
  Adjustments to maintain reserves ..........             1,120              5,668             47,922            (87,873)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (151,301)         3,003,683        (26,967,024)        10,702,465
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           794,266          4,420,326           (580,242)        63,400,686
Contract owners' equity beginning
  of period .................................         5,681,552          1,261,226        252,359,339        188,958,653
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     6,475,818          5,681,552        251,779,097        252,359,339
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           498,772            153,160         20,993,443         20,008,742
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            51,157            374,942          3,439,076          9,121,766
  Units redeemed ............................           (63,976)           (29,330)        (5,669,784)        (8,137,065)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           485,953            498,772         18,762,735         20,993,443
                                                ===============    ===============    ===============    ===============

                                                             ACVPIncGr2                            ACVPInflaPro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (34,651)           (33,757)           851,272             34,514
  Realized gain (loss) on investments .......            84,442             48,829            228,677             36,660
  Change in unrealized gain (loss)
    on investments ..........................           438,480            866,853            791,146            115,457
  Reinvested capital gains ..................                 -                  -             19,255              3,707
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           488,271            881,925          1,890,350            190,338
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           196,560          2,671,859          3,627,076          2,862,071
  Transfers between funds ...................           201,507           (163,357)        37,199,904         14,960,468
  Redemptions (note 3) ......................          (260,089)          (105,804)        (2,401,104)          (582,252)
  Annuity benefits ..........................                 -                  -            (24,204)            (1,230)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (49)                 -
  Contingent deferred sales charges
    (note 2) ................................            (2,789)                 -            (21,736)            (3,862)
  Adjustments to maintain reserves ..........               (12)              (166)            17,890               (308)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           135,177          2,402,532         38,397,777         17,234,887
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           623,448          3,284,457         40,288,127         17,425,225
Contract owners' equity beginning
  of period .................................         4,569,235          1,284,778         17,425,225                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         5,192,683          4,569,235         57,713,352         17,425,225
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           440,628            157,252          1,685,537                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            55,223            330,393          5,626,923          3,607,202
  Units redeemed ............................           (42,842)           (47,017)        (2,013,782)        (1,921,665)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           453,009            440,628          5,298,678          1,685,537
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              ACVPInt                              ACVPInt3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (619,337)          (376,002)          (376,652)          (232,973)
  Realized gain (loss) on investments .......           490,229         (5,003,659)           541,335           (890,040)
  Change in unrealized gain (loss)
    on investments ..........................        14,092,421         27,655,755          7,613,968         11,522,819
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        13,963,313         22,276,094          7,778,651         10,399,806
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           357,513            506,296          4,125,034          8,966,612
  Transfers between funds ...................        (9,355,238)       (15,656,984)         2,632,390          5,653,968
  Redemptions (note 3) ......................        (8,450,382)        (7,723,124)        (4,438,963)        (3,204,105)
  Annuity benefits ..........................           (41,989)           (37,245)              (204)                 -
  Annual contract maintenance charges
    (note 2) ................................            (3,202)            (3,730)              (751)              (610)
  Contingent deferred sales charges
    (note 2) ................................          (165,338)          (169,170)           (62,891)           (57,975)
  Adjustments to maintain reserves ..........            27,651           (144,319)            50,068            131,888
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (17,630,985)       (23,228,276)         2,304,683         11,489,778
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (3,667,672)          (952,182)        10,083,334         21,889,584
Contract owners' equity beginning
  of period .................................       116,571,010        117,523,192         56,813,017         34,923,433
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   112,903,338        116,571,010         66,896,351         56,813,017
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,982,643         13,652,082          5,738,677          4,339,185
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            28,748             51,302          2,045,319          2,929,664
  Units redeemed ............................        (1,660,761)        (2,720,741)        (1,844,426)        (1,530,172)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,350,630         10,982,643          5,939,570          5,738,677
                                                ===============    ===============    ===============    ===============

                                                              ACVPUItra                            ACVPUItra2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (202,016)          (114,859)           (55,086)           (36,419)
  Realized gain (loss) on investments .......         1,279,463            300,776             68,288              1,150
  Change in unrealized gain (loss)
    on investments ..........................           364,291          1,788,190            243,600            492,031
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,441,738          1,974,107            256,802            456,762
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,638,469          3,874,722             88,493          1,795,243
  Transfers between funds ...................            (8,760)         7,326,262            (47,831)           213,922
  Redemptions (note 3) ......................        (1,105,871)          (691,775)           (67,864)           (37,519)
  Annuity benefits ..........................            (6,940)            (3,037)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (221)               (97)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (17,704)            (7,990)              (535)              (666)
  Adjustments to maintain reserves ..........             3,216               (399)                (2)              (106)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           502,189         10,497,686            (27,739)         1,970,874
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,943,927         12,471,793            229,063          2,427,636
Contract owners' equity beginning
  of period .................................        15,883,971          3,412,178          3,093,529            665,893
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        17,827,898         15,883,971          3,322,592          3,093,529
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,599,480            427,070            318,356             84,098
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,060,405          2,230,184             34,684            247,659
  Units redeemed ............................        (1,024,394)        (1,057,774)           (38,347)           (13,401)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,635,491          1,599,480            314,693            318,356
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             ACVPVal                               ACVPVal2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,180,792)          (803,590)           (79,706)           (64,652)
  Realized gain (loss) on investments .......         6,334,620        (11,453,737)           262,462             18,037
  Change in unrealized gain (loss)
    on investments ..........................        53,201,189        112,313,929            719,414          1,603,879
  Reinvested capital gains ..................         3,912,210                  -             64,635                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        62,267,227        100,056,602            966,805          1,557,264
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        15,981,752         40,212,473            262,726          3,783,259
  Transfers between funds ...................        15,605,517          8,682,417            210,998            436,614
  Redemptions (note 3) ......................       (39,472,404)       (30,265,743)          (418,606)          (177,312)
  Annuity benefits ..........................          (105,213)           (55,597)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (7,118)            (6,990)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (706,616)          (563,147)            (7,785)            (3,460)
  Adjustments to maintain reserves ..........          (739,731)            71,889                 82               (235)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (9,443,813)        18,075,302             47,415          4,038,866
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        52,823,414        118,131,904          1,014,220          5,596,130
Contract owners' equity beginning
  of period .................................       489,389,745        371,257,841          7,970,560          2,374,430
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   542,213,159        489,389,745          8,984,780          7,970,560
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        31,663,303         30,662,966            732,705            276,263
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         8,406,739         18,604,333             97,395            519,970
  Units redeemed ............................        (9,003,449)       (17,603,996)           (93,551)           (63,528)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        31,066,593         31,663,303            736,549            732,705
                                                ===============    ===============    ===============    ===============

                                                             BBTCapMgr                             BBTLgCapV
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (12,026)           (13,138)            18,077             15,144
  Realized gain (loss) on investments .......            23,259            (23,664)           (10,168)           (13,786)
  Change in unrealized gain (loss)
    on investments ..........................           159,971            329,842            394,666            546,992
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           171,204            293,040            402,575            548,350
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions: ........................
  Purchase payments received from
    contract owners (note 3) ................           634,164            333,536            619,078          1,338,537
  Transfers between funds ...................          (215,769)               649            (33,946)             5,120
  Redemptions (note 3) ......................          (211,275)          (170,905)          (219,342)          (109,417)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (6,247)            (7,882)            (8,137)            (2,902)
  Adjustments to maintain reserves ..........               (61)               (95)               125               (308)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           200,812            155,303            357,778          1,231,030
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           372,016            448,343            760,353          1,779,380
Contract owners' equity beginning
  of period .................................         1,566,829          1,118,486          3,177,031          1,397,651
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,938,845          1,566,829          3,937,384          3,177,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           160,093            141,508            322,683            173,232
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           105,123             42,290             69,075            165,012
  Units redeemed ............................           (85,700)           (23,705)           (33,873)           (15,561)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           179,516            160,093            357,885            322,683
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             BBTLgCoGr                             BBTMdCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (18,103)           (18,240)           (34,452)           (20,151)
  Realized gain (loss) on investments .......            (4,765)           (13,956)            14,444             (1,079)
  Change in unrealized gain (loss)
    on investments ..........................            93,814            349,913            407,247            501,715
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            70,946            317,717            387,239            480,485
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           303,239            627,121            736,613            634,073
  Transfers between funds ...................           (49,903)               (22)            (9,463)            (2,862)
  Redemptions (note 3) ......................           (91,253)           (35,776)          (164,164)          (104,759)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,113)              (720)            (4,426)            (3,092)
  Adjustments to maintain reserves ..........               159               (262)               280               (228)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           160,129            590,341            558,840            523,132
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           231,075            908,058            946,079          1,003,617
Contract owners' equity beginning
  of period .................................         1,658,565            750,507          2,052,428          1,048,811
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,889,640          1,658,565          2,998,507          2,052,428
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           186,382            106,392            183,955            126,777
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            42,482             87,522             72,284             69,447
  Units redeemed ............................           (25,029)            (7,532)           (23,669)           (12,269)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           203,835            186,382            232,570            183,955
                                                ===============    ===============    ===============    ===============

                                                             CSGPVen                               CSIntFoc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (38,404)           (36,003)            (2,170)           (43,997)
  Realized gain (loss) on investments .......            14,148           (329,887)            65,470           (414,687)
  Change in unrealized gain (loss)
    on investments ..........................           628,183          1,734,142          1,068,964          2,783,606
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           603,927          1,368,252          1,132,264          2,324,922
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................             4,591             (4,326)             8,785              7,577
  Transfers between funds ...................          (380,323)          (433,771)          (400,347)          (978,695)
  Redemptions (note 3) ......................          (377,890)          (398,971)          (808,223)          (669,844)
  Annuity benefits ..........................                 -                  -                  -             (1,981)
  Annual contract maintenance charges
    (note 2) ................................               (56)               (71)               (68)               (85)
  Contingent deferred sales charges
    (note 2) ................................            (6,546)           (11,302)           (11,761)           (13,099)
  Adjustments to maintain reserves ..........                18             (4,034)            (2,280)            (6,185)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (760,206)          (852,475)        (1,213,894)        (1,662,312)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (156,279)           515,777            (81,630)           662,610
Contract owners' equity beginning
  of period .................................         4,142,199          3,626,422          9,417,708          8,755,098
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,985,920          4,142,199          9,336,078          9,417,708
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           447,652            572,102          1,056,590          1,294,997
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               909                544                904                802
  Units redeemed ............................           (79,010)          (124,994)          (135,761)          (239,209)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           369,551            447,652            921,733          1,056,590
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             CSLCapV                               DryELeadS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (77,136)           (38,451)           (27,125)           (16,332)
  Realized gain (loss) on investments .......           147,337           (440,817)            63,935             11,273
  Change in unrealized gain (loss)
    on investments ..........................         1,415,248          3,421,741             (1,894)           357,676
  Reinvested capital gains ..................                 -                  -            127,178                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,485,449          2,942,473            162,094            352,617
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           195,032            240,886             91,714            624,875
  Transfers between funds ...................          (364,091)          (311,936)            (3,269)           111,095
  Redemptions (note 3) ......................        (1,353,458)        (1,733,593)           (37,800)           (35,253)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................              (240)              (263)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (20,470)           (28,234)              (218)              (178)
  Adjustments to maintain reserves ..........               688             (1,338)               (87)               (83)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,542,539)        (1,834,478)            50,340            700,456
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (57,090)         1,107,995            212,434          1,053,073
Contract owners' equity beginning
  of period .................................        15,061,157         13,953,162          1,350,550            297,477
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    15,004,067         15,061,157          1,562,984          1,350,550
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,221,166          1,401,028            122,126             38,847
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           256,528            192,486             19,411             97,998
  Units redeemed ............................          (373,766)          (372,348)           (15,460)           (14,719)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,103,928          1,221,166            126,077            122,126
                                                ===============    ===============    ===============    ===============

                                                             DrySmCaplxS                           DrySRGros
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (337,084)          (158,389)            (7,027)            (4,243)
  Realized gain (loss) on investments .......         3,913,284          2,315,489              2,499                (56)
  Change in unrealized gain (loss)
    on investments ..........................         4,400,053          3,461,617             19,896             54,429
  Reinvested capital gains ..................         1,308,776            204,927                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         9,285,029          5,823,644             15,368             50,130
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,136,102          7,819,888             24,603            195,941
  Transfers between funds ...................        17,386,226         20,799,972             63,601             (1,971)
  Redemptions (note 3) ......................        (5,211,184)        (2,425,236)           (10,801)            (7,695)
  Annuity benefits ..........................           (25,599)           (12,832)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (758)              (241)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (53,032)           (30,060)               (50)              (561)
  Adjustments to maintain reserves ..........            19,951              7,764                (25)               (25)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        16,251,706         26,159,255             77,328            185,689
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        25,536,735         31,982,899             92,696            235,819
Contract owners' equity beginning
  of period .................................        41,317,156          9,334,257            333,031             97,212
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        66,853,891         41,317,156            425,727            333,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,945,170          1,223,668             36,008             12,952
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,404,493          7,791,273             10,062             25,658
  Units redeemed ............................        (4,049,346)        (5,069,771)            (1,800)            (2,602)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         5,300,317          3,945,170             44,270             36,008
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DrySRGro                              DryStklx
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,004,749)        (1,315,993)         6,632,101          3,209,920
  Realized gain (loss) on investments .......       (14,422,415)       (31,002,625)       (37,067,888)       (72,317,275)
  Change in unrealized gain (loss)
    on investments ..........................        21,675,991         60,627,660        122,552,674        289,514,476
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         6,248,827         28,309,042         92,116,887        220,407,121
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,657,083          6,653,308         34,840,305         67,281,477
  Transfers between funds ...................        (3,954,806)        (8,645,842)       (20,204,953)       (19,221,419)
  Redemptions (note 3) ......................       (12,117,329)       (10,793,344)       (95,183,084)       (73,287,661)
  Annuity benefits ..........................           (55,201)           (37,084)          (217,320)          (119,771)
  Annual contract maintenance charges
    (note 2) ................................           (21,025)           (24,135)           (48,926)           (53,233)
  Contingent deferred sales charges
    (note 2) ................................          (256,031)          (256,875)        (1,739,446)        (1,484,455)
  Adjustments to maintain reserves ..........          (182,287)          (186,634)          (118,580)          (131,763)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (10,929,596)       (13,290,606)       (82,672,004)       (27,016,825)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (4,680,769)        15,018,436          9,444,883        193,390,296
Contract owners' equity beginning
  of period .................................       139,750,465        124,732,029      1,059,258,909        865,868,613
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   135,069,696        139,750,465      1,068,703,792      1,059,258,909
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,356,877         15,948,771         92,185,602         95,354,292
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,121,003          3,706,169         13,166,601         30,479,020
  Units redeemed ............................        (3,250,998)        (5,298,063)       (20,249,477)       (33,647,710)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        13,226,882         14,356,877         85,102,726         92,185,602
                                                ===============    ===============    ===============    ===============

                                                            DryVIFApp                              DryVIFAppS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           741,201            414,015            (15,071)            (9,170)
  Realized gain (loss) on investments .......        (5,126,611)        (7,950,497)            30,064              4,752
  Change in unrealized gain (loss)
    on investments ..........................        10,330,001         36,817,443             87,050            484,710
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,944,591         29,280,961            102,043            480,292
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,385,880         13,109,647            209,275          1,956,680
  Transfers between funds ...................        (8,328,617)        (2,726,456)           112,652             33,931
  Redemptions (note 3) ......................       (14,565,221)       (12,103,228)          (119,222)           (63,881)
  Annuity benefits ..........................          (116,318)           (81,652)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (7,314)            (8,313)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (275,422)          (224,127)            (1,441)              (982)
  Adjustments to maintain reserves ..........           817,002             18,711               (155)              (109)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (18,090,010)        (2,015,418)           201,109          1,925,639
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (12,145,419)        27,265,543            303,152          2,405,931
Contract owners' equity beginning
  of period .................................       175,134,928        147,869,385          3,413,604          1,007,673
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       162,989,509        175,134,928          3,716,756          3,413,604
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,368,474         14,518,204            345,131            120,876
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,979,084          5,067,288             37,044            247,553
  Units redeemed ............................        (3,509,294)        (5,217,018)           (16,765)           (23,298)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,838,264         14,368,474            365,410            345,131
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DryVIFDevLD                           DryVIFIntVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (5,723)            (4,617)              (923)               438
  Realized gain (loss) on investments .......             2,101               (510)            13,137             (1,409)
  Change in unrealized gain (loss)
    on investments ..........................            39,881             83,598             50,833             96,295
  Reinvested capital gains ..................                 -                  -              6,104                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            36,259             78,471             69,151             95,324
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            54,095             84,088             41,244            218,798
  Transfers between funds ...................           (10,137)               (33)           (41,953)            (1,120)
  Redemptions (note 3) ......................            (5,755)            (1,986)           (11,203)            (5,634)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (23)               (65)              (358)              (172)
  Adjustments to maintain reserves ..........               209                (76)                16                (11)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            38,389             81,928            (12,254)           211,861
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            74,648            160,399             56,897            307,185
Contract owners' equity beginning
  of period .................................           371,156            210,757            377,382             70,197
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       445,804            371,156            434,279            377,382
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            36,181             27,276             32,213              8,057
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             4,592              9,105              3,379             25,037
  Units redeemed ............................            (1,403)              (200)            (4,298)              (881)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            39,370             36,181             31,294             32,213
                                                ===============    ===============    ===============    ===============

                                                             FedAmLeadS                            FedCapAps
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (4,069)            (4,108)           (17,758)           (13,847)
  Realized gain (loss) on investments .......            11,240              1,097             35,077              4,112
  Change in unrealized gain (loss)
    on investments ..........................            43,015            121,084             44,550            213,489
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            50,186            118,073             61,869            203,754
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            37,694            363,840             29,495            555,615
  Transfers between funds ...................            23,482             28,615            (60,524)            95,828
  Redemptions (note 3) ......................           (15,875)           (11,600)           (32,735)           (38,086)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (600)               (35)              (602)              (538)
  Adjustments to maintain reserves ..........               (15)               (48)               (50)               (33)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            44,686            380,772            (64,416)           612,786
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            94,872            498,845             (2,547)           816,540
Contract owners' equity beginning
  of period .................................           632,955            134,110          1,260,625            444,085
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           727,827            632,955          1,258,078          1,260,625
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            62,971             16,666            127,784             54,725
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             9,508             52,154              8,786             81,191
  Units redeemed ............................            (5,071)            (5,849)           (15,267)            (8,132)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            67,408             62,971            121,303            127,784
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FedHiIncS                             FedQualBd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       360,770            102,067         11,859,677          9,457,505
  Realized gain (loss) on investments .......           211,847             74,770          1,940,383          7,041,322
  Change in unrealized gain (loss)
    on investments ..........................           (91,245)           555,564         (8,876,907)        (2,612,698)
  Reinvested capital gains ..................                 -                  -          3,671,473                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           481,372            732,401          8,594,626         13,886,129
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           271,593          4,345,259         12,300,100         70,734,000
  Transfers between funds ...................          (649,477)           754,565        (49,319,090)       (30,257,419)
  Redemptions (note 3) ......................          (703,366)          (156,277)       (33,756,198)       (46,620,250)
  Annuity benefits ..........................                 -                  -            (99,655)          (218,968)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (2,981)            (3,019)
  Contingent deferred sales charges
    (note 2) ................................            (2,489)            (3,136)          (527,229)          (671,540)
  Adjustments to maintain reserves ..........                10               (211)           157,761           (170,052)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,083,729)         4,940,200        (71,247,292)        (7,207,248)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (602,357)         5,672,601        (62,652,666)         6,678,881
Contract owners' equity beginning
  of period .................................         6,802,892          1,130,291        425,597,014        418,918,133
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     6,200,535          6,802,892        362,944,348        425,597,014
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           594,118            118,039         33,400,483         33,983,812
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           123,908            603,072          4,283,278         18,046,765
  Units redeemed ............................          (216,668)          (126,993)        (9,892,247)       (18,630,094)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           501,358            594,118         27,791,514         33,400,483
                                                ===============    ===============    ===============    ===============

                                                             FedQualBds                            FidVIPEIS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           272,843             68,980          2,385,188          2,957,135
  Realized gain (loss) on investments .......            21,342             49,972          1,659,770        (40,830,053)
  Change in unrealized gain (loss)
    on investments ..........................          (243,096)            66,593         74,957,662        216,526,362
  Reinvested capital gains ..................           111,654                  -          3,165,949                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           162,743            185,545         82,168,569        178,653,444
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           393,248         10,048,778         28,214,623         64,854,038
  Transfers between funds ...................          (981,821)        (1,270,391)        23,367,078         48,190,726
  Redemptions (note 3) ......................          (751,417)          (504,510)       (73,051,498)       (55,923,331)
  Annuity benefits ..........................                 -                  -           (258,035)          (135,363)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (10,845)           (10,528)
  Contingent deferred sales charges
    (note 2) ................................            (8,379)            (4,877)        (1,258,448)          (958,714)
  Adjustments to maintain reserves ..........              (121)              (618)          (677,502)            (8,175)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,348,490)         8,268,382        (23,674,627)        56,008,653
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,185,747)         8,453,927         58,493,942        234,662,097
Contract owners' equity beginning
  of period .................................        12,646,527          4,192,600        836,579,731        601,917,634
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        11,460,780         12,646,527        895,073,673        836,579,731
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,158,034            393,660         64,919,984         60,212,580
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            83,334          1,025,655         10,873,410         27,071,472
  Units redeemed ............................          (207,005)          (261,281)       (12,682,821)       (22,364,068)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,034,363          1,158,034         63,110,573         64,919,984
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPEI2                             FidVIPGrS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (65,215)           (96,560)        (6,539,192)        (5,853,614)
  Realized gain (loss) on investments .......           384,939             22,557        (73,705,202)      (137,589,464)
  Change in unrealized gain (loss)
    on investments ..........................         1,051,925          3,129,669         89,715,070        305,059,557
  Reinvested capital gains ..................            57,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,429,229          3,055,666          9,470,676        161,616,479
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           611,034          8,370,813         19,375,929         36,005,367
  Transfers between funds ...................           204,525            437,918        (39,388,199)        (1,208,425)
  Redemptions (note 3) ......................          (649,027)          (328,496)       (58,181,743)       (45,629,834)
  Annuity benefits ..........................                 -                  -           (107,118)          (131,451)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (25,605)           (28,506)
  Contingent deferred sales charges
    (note 2) ................................            (9,765)            (2,048)        (1,199,407)        (1,026,702)
  Adjustments to maintain reserves ..........                54               (299)           165,408           (202,616)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           156,821          8,477,888        (79,360,735)       (12,222,167)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,586,050         11,533,554        (69,890,059)       149,394,312
Contract owners' equity beginning
  of period .................................        15,156,305          3,622,751        684,233,425        534,839,113
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    16,742,355         15,156,305        614,343,366        684,233,425
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,453,838            443,769         58,941,283         60,318,635
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           191,478          1,106,984          7,186,329         22,837,358
  Units redeemed ............................          (174,813)           (96,915)       (14,156,664)       (24,214,710)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,470,503          1,453,838         51,970,948         58,941,283
                                                ===============    ===============    ===============    ===============

                                                             FidVIPGr2                             FidVIPHIS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (101,296)           (73,170)        20,156,403         11,852,743
  Realized gain (loss) on investments .......           141,455             20,004         16,056,216         22,384,181
  Change in unrealized gain (loss)
    on investments ..........................            32,193          1,241,220        (15,460,002)        24,568,742
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            72,352          1,188,054         20,752,617         58,805,666
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           317,918          3,313,085          7,739,145         26,110,907
  Transfers between funds ...................            11,155             96,499        (45,098,634)        70,065,598
  Redemptions (note 3) ......................          (285,524)          (120,097)       (28,893,459)       (26,465,680)
  Annuity benefits ..........................                 -                  -            (33,698)           (29,096)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (3,297)            (3,442)
  Contingent deferred sales charges
    (note 2) ................................            (4,244)              (526)          (387,277)          (376,102)
  Adjustments to maintain reserves ..........               (51)              (158)            52,925             42,675
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            39,254          3,288,803        (66,624,295)        69,344,860
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           111,606          4,476,857        (45,871,678)       128,150,526
Contract owners' equity beginning
  of period .................................         5,981,099          1,504,242        324,110,785        195,960,259
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,092,705          5,981,099        278,239,107        324,110,785
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           619,256            202,676         35,327,848         26,938,971
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            77,964            456,810         22,592,550         58,315,696
  Units redeemed ............................           (74,304)           (40,230)       (29,852,561)       (49,926,819)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           622,916            619,256         28,067,837         35,327,848
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPOvS                             FidVIPOvS2R
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           664           (176,474)           (65,245)           (64,500)
  Realized gain (loss) on investments .......         1,314,469         (3,076,782)           221,844             54,812
  Change in unrealized gain (loss)
    on investments ..........................         6,130,247         23,651,221            694,824          2,035,086
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         7,445,380         20,397,965            851,423          2,025,398
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           198,329            537,425            372,280          3,554,446
  Transfers between funds ...................        (3,824,188)        (7,727,998)           649,000              4,793
  Redemptions (note 3) ......................        (5,918,879)        (4,302,100)          (344,476)          (152,954)
  Annuity benefits ..........................           (20,179)           (10,721)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (1,045)            (1,103)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (135,866)           (92,362)            (6,591)              (563)
  Adjustments to maintain reserves ..........            29,692            (83,871)               405               (187)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (9,672,136)       (11,680,730)           670,618          3,405,535
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,226,756)         8,717,235          1,522,041          5,430,933
Contract owners' equity beginning
  of period .................................        68,581,584         59,864,349          6,988,652          1,557,719
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    66,354,828         68,581,584          8,510,693          6,988,652
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         6,173,912          7,674,047            646,592            202,377
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            39,078             43,998            134,371            513,879
  Units redeemed ............................          (903,899)        (1,544,133)           (72,701)           (69,664)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         5,309,091          6,173,912            708,262            646,592
                                                ===============    ===============    ===============    ===============

                                                             FidVIPOvSR                            FidVIPConS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (177,165)          (195,934)        (6,434,775)        (4,507,583)
  Realized gain (loss) on investments .......           907,345           (302,818)        (8,454,909)       (23,220,747)
  Change in unrealized gain (loss)
    on investments ..........................         7,894,149         14,003,683        107,479,707        162,538,409
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         8,624,329         13,504,931         92,590,023        134,810,079
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,104,185          7,214,455         24,564,304         49,277,631
  Transfers between funds ...................        20,442,176         19,016,865         54,710,889         10,604,840
  Redemptions (note 3) ......................        (5,396,077)        (1,809,731)       (57,631,258)       (41,625,713)
  Annuity benefits ..........................            (4,753)              (131)          (254,939)          (198,300)
  Annual contract maintenance charges
    (note 2) ................................              (628)              (340)           (23,138)           (24,206)
  Contingent deferred sales charges
    (note 2) ................................           (92,312)           (27,411)        (1,066,934)          (870,693)
  Adjustments to maintain reserves ..........            31,742            108,398          1,155,991             (7,151)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        20,084,333         24,502,105         21,454,915         17,156,408
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        28,708,662         38,007,036        114,044,938        151,966,487
Contract owners' equity beginning
  of period .................................        55,925,673         17,918,637        656,129,896        504,163,409
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        84,634,335         55,925,673        770,174,834        656,129,896
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         5,106,033          2,316,895         46,557,635         45,313,610
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         3,586,241          3,791,072         10,828,104         14,260,004
  Units redeemed ............................        (1,829,504)        (1,001,934)        (9,436,648)       (13,015,979)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         6,862,770          5,106,033         47,949,091         46,557,635
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPCon2                            FidVIPIGBdS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (223,535)          (140,236)           355,270            (34,382)
  Realized gain (loss) on investments .......           217,629             31,589           (292,649)             5,836
  Change in unrealized gain (loss)
    on investments ..........................         1,739,696          2,412,240            154,950            149,709
  Reinvested capital gains ..................                 -                  -            440,690                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,733,790          2,303,593            658,261            121,163
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           589,993          7,027,821          2,295,923          2,071,887
  Transfers between funds ...................           743,062            604,330         18,701,251          9,379,418
  Redemptions (note 3) ......................          (447,831)          (184,112)        (1,846,372)          (293,119)
  Annuity benefits ..........................                 -                  -            (10,022)            (1,314)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (219)                (6)
  Contingent deferred sales charges
    (note 2) ................................            (4,689)            (1,778)           (25,864)            (1,022)
  Adjustments to maintain reserves ..........                56               (264)            13,919                469
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           880,591          7,445,997         19,128,616         11,156,313
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         2,614,381          9,749,590         19,786,877         11,277,476
Contract owners' equity beginning
  of period .................................        12,657,188          2,907,598         11,277,476                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    15,271,569         12,657,188         31,064,353         11,277,476
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,168,158            337,942          1,077,164                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           177,664            897,404          3,110,124          1,507,694
  Units redeemed ............................           (99,203)           (67,188)        (1,296,093)          (430,530)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,246,619          1,168,158          2,891,195          1,077,164
                                                ===============    ===============    ===============    ===============

                                                             FidVIPGrOpS                           FidVIPMCap2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (540,389)          (389,580)          (163,129)           (81,089)
  Realized gain (loss) on investments .......        (7,399,065)       (14,286,860)           205,528             10,676
  Change in unrealized gain (loss)
    on investments ..........................        12,765,695         36,481,667          1,850,811          1,878,669
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         4,826,241         21,805,227          1,893,210          1,808,256
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,001,729          2,356,973            746,035          3,529,924
  Transfers between funds ...................        (4,484,481)        (6,408,512)           775,785            594,687
  Redemptions (note 3) ......................        (9,990,025)        (8,538,150)          (395,996)          (118,471)
  Annuity benefits ..........................           (15,657)           (18,518)            (1,591)                 -
  Annual contract maintenance charges
    (note 2) ................................            (2,026)            (2,326)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (192,162)          (174,358)            (4,035)            (1,623)
  Adjustments to maintain reserves ..........             7,543            (10,477)             6,115               (190)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (12,675,079)       (12,795,368)         1,126,313          4,004,327
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (7,848,838)         9,009,859          3,019,523          5,812,583
Contract owners' equity beginning
  of period .................................        96,048,626         87,038,767          7,623,045          1,810,462
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        88,199,788         96,048,626         10,642,568          7,623,045
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,741,094         12,480,171            656,982            211,852
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           510,985          1,335,597            153,919            482,447
  Units redeemed ............................        (1,928,845)        (3,074,674)           (69,414)           (37,317)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,323,234         10,741,094            741,487            656,982
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPValS                            FidVIPValS2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (738,986)          (279,775)           (46,764)           (24,057)
  Realized gain (loss) on investments .......         1,028,554          6,752,263            142,209            176,805
  Change in unrealized gain (loss)
    on investments ..........................         2,895,101          1,985,566            182,372            458,030
  Reinvested capital gains ..................           157,629            293,422              6,448             10,081
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,342,298          8,751,476            284,265            620,859
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,094,308          4,996,329            222,906            811,914
  Transfers between funds ...................         8,980,971         30,004,669            395,083            253,649
  Redemptions (note 3) ......................        (5,140,335)        (1,891,915)           (77,921)           (33,735)
  Annuity benefits ..........................           (18,236)            (8,806)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (534)               (98)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (88,695)           (28,192)              (494)              (375)
  Adjustments to maintain reserves ..........            24,467            (24,605)                65                (81)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         7,851,946         33,047,382            539,639          1,031,372
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        11,194,244         41,798,858            823,904          1,652,231
Contract owners' equity beginning
  of period .................................        48,502,026          6,703,168          2,099,853            447,622
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    59,696,270         48,502,026          2,923,757          2,099,853
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         4,151,781            897,365            182,049             59,983
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         7,505,734         14,039,508             77,813            178,722
  Units redeemed ............................        (7,117,363)       (10,785,092)           (32,977)           (56,656)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,540,152          4,151,781            226,885            182,049
                                                ===============    ===============    ===============    ===============

                                                             FHCapAp                               FHCoreEq
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (7,191)            (4,838)            (7,916)           (13,413)
  Realized gain (loss) on investments .......            10,088             (1,226)             2,833            (28,858)
  Change in unrealized gain (loss)
    on investments ..........................            46,582            311,278             98,119            480,815
  Reinvested capital gains ..................            72,454                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           121,933            305,214             93,036            438,544
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            68,891            127,146            121,927            477,443
  Transfers between funds ...................              (255)            74,214           (116,899)            87,598
  Redemptions (note 3) ......................           (42,066)           (17,698)          (106,325)          (134,190)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (496)              (121)            (1,638)            (3,784)
  Adjustments to maintain reserves ..........               (16)               (95)               (51)             1,701
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            26,058            183,446           (102,986)           428,768
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           147,991            488,660             (9,950)           867,312
Contract owners' equity beginning
  of period .................................         1,123,966            635,306          2,291,178          1,423,866
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,271,957          1,123,966          2,281,228          2,291,178
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            89,589             71,602            241,003            190,512
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,680             20,443             15,015             93,260
  Units redeemed ............................            (4,564)            (2,456)           (26,132)           (42,769)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            91,705             89,589            229,886            241,003
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          FrVIPRisDiv2                          FrVIPSmCapV2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (1,392)                 -               (569)                 -
  Realized gain (loss) on investments .......                58                  -                736                  -
  Change in unrealized gain (loss)
    on investments ..........................            29,810                  -             16,974                  -
  Reinvested capital gains ..................               837                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            29,313                  -             17,141                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           428,541                  -            158,291                  -
  Transfers between funds ...................            40,478                  -             64,152                  -
  Redemptions (note 3) ......................            (4,290)                 -               (671)                 -
  Annuity benefits ..........................           (14,249)                 -             (5,840)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........               103                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           450,583                  -            215,929                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ........          479,896                  -            233,070                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ........  $       479,896                  -            233,070                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            44,349                  -             18,367                  -
  Units redeemed ............................            (1,625)                 -               (508)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            42,724                  -             17,859                  -
                                                ===============    ===============    ===============    ===============

                                                          FrVIPForSec2                          FrVIPForSec3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............                89                  -                (53)                 -
  Realized gain (loss) on investments .......                41                  -                221                  -
  Change in unrealized gain (loss)
    on investments ..........................            13,202                  -              2,263                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            13,332                  -              2,431                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           102,522                  -             39,619                  -
  Transfers between funds ...................                 -                  -                  -                  -
  Redemptions (note 3) ......................              (757)                 -             (1,061)                 -
  Annuity benefits ..........................           (10,813)                 -               (146)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                93                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            91,045                  -            38,409                   -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           104,377                  -             40,840                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           104,377                  -             40,840                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             9,190                  -              3,696                  -
  Units redeemed ............................              (846)                 -               (106)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             8,344                  -              3,590                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITCVal                              GVITIntVal2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       132,644             59,023                 12                  -
  Realized gain (loss) on investments .......         1,256,200         (3,489,008)                 3                  -
  Change in unrealized gain (loss)
    on investments ..........................        10,555,909         14,454,074                582                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        11,944,753         11,024,089                597                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,781,813          5,147,961              3,917                  -
  Transfers between funds ...................        35,009,986          8,018,068                  -                  -
  Redemptions (note 3) ......................        (6,327,542)        (3,160,411)                 -                  -
  Annuity benefits ..........................           (30,698)           (11,511)              (171)                 -
  Annual contract maintenance charges
    (note 2) ................................            (1,279)              (828)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (112,208)           (47,211)                 -                  -
  Adjustments to maintain reserves ..........            18,796             (7,321)                (2)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        32,338,868          9,938,747              3,744                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        44,283,621         20,962,836              4,341                  -
Contract owners' equity beginning
  of period .................................        54,245,076         33,282,240                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    98,528,697         54,245,076              4,341                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         5,371,018          4,287,245                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         4,532,752          2,945,787                350                  -
  Units redeemed ............................        (1,529,921)        (1,862,014)               (14)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         8,373,849          5,371,018                336                  -
                                                ===============    ===============    ===============    ===============

                                                           GVITIntVal3                          GVITDMidCapl
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           166,818            (24,580)        (1,911,225)        (1,538,275)
  Realized gain (loss) on investments .......           280,133            886,538          4,080,015         (7,053,738)
  Change in unrealized gain (loss)
    on investments ..........................         3,493,675            475,421         28,670,704         68,228,073
  Reinvested capital gains ..................                 -                  -          7,307,584              1,510
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,940,626          1,337,379         38,147,078         59,637,570
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,644,153            341,824         11,875,890         24,079,746
  Transfers between funds ...................        24,650,487          4,671,715         18,994,566         11,446,453
  Redemptions (note 3) ......................        (1,334,536)           (66,034)       (21,782,567)       (16,068,806)
  Annuity benefits ..........................                 -                  -            (76,342)           (66,880)
  Annual contract maintenance charges
    (note 2) ................................              (104)                 -             (4,512)            (3,998)
  Contingent deferred sales charges
    (note 2) ................................           (18,083)            (1,251)          (368,045)          (276,642)
  Adjustments to maintain reserves ..........           (84,093)             1,622             96,017             44,911
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        24,857,824          4,947,876          8,735,007         19,154,784
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        28,798,450          6,285,255         46,882,085         78,792,354
Contract owners' equity beginning
  of period .................................         6,285,255                  -        263,032,318        184,239,964
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        35,083,705          6,285,255        309,914,403        263,032,318
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           458,485                  -         15,398,869         14,362,198
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,195,435          5,645,277          4,387,640          8,932,238
  Units redeemed ............................          (515,679)        (5,186,792)        (3,925,569)        (7,895,567)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,138,241            458,485         15,860,940         15,398,869
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITEmMrkts                           GVITEmMrkts3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (12,047)           (20,148)           (82,269)          (123,163)
  Realized gain (loss) on investments .......           309,349           (182,123)         6,187,128          1,425,871
  Change in unrealized gain (loss)
    on investments ..........................            14,755          2,015,695         (5,144,179)         8,314,911
  Reinvested capital gains ..................           302,339                  -          3,589,995                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           614,396          1,813,424          4,550,675          9,617,619
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            50,458             26,082          2,639,637          2,586,000
  Transfers between funds ...................        (1,208,395)          (531,852)         7,564,349         14,341,938
  Redemptions (note 3) ......................          (197,204)          (274,119)        (4,131,891)        (1,501,704)
  Annuity benefits ..........................            (6,895)            (8,490)              (588)                 -
  Annual contract maintenance charges
    (note 2) ................................              (186)              (153)              (504)              (143)
  Contingent deferred sales charges
    (note 2) ................................            (2,426)            (6,425)           (62,491)           (37,171)
  Adjustments to maintain reserves ..........            11,633                128             25,100              3,143
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,353,015)          (794,829)         6,033,612         15,392,063
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (738,619)         1,018,595         10,584,287         25,009,682
Contract owners' equity beginning
  of period .................................         4,486,203          3,467,608         34,902,010          9,892,328
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,747,584          4,486,203         45,486,297         34,902,010
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           406,653            515,037          2,849,141          1,318,331
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            24,677             16,383          3,233,682          2,669,042
  Units redeemed ............................          (147,211)          (124,767)        (2,976,576)        (1,138,232)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           284,119            406,653          3,106,247          2,849,141
                                                ===============    ===============    ===============    ===============

                                                             GVITEmMrkts6                          GVITFHiInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............               359                  -         12,241,159         11,281,596
  Realized gain (loss) on investments .......               195                  -          9,570,747          2,031,017
  Change in unrealized gain (loss)
    on investments ..........................            10,878                  -         (5,297,847)        19,103,214
  Reinvested capital gains ..................            11,318                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            22,750                  -         16,514,059         32,415,827
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            15,809                  -          6,619,153         19,713,725
  Transfers between funds ...................           118,135                  -          7,690,137         30,693,333
  Redemptions (note 3) ......................              (998)                 -        (17,628,815)       (16,550,572)
  Annuity benefits ..........................                 -                  -            (36,443)           (23,924)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (1,434)            (1,278)
  Contingent deferred sales charges
    (note 2) ................................                (1)                 -           (287,592)          (236,002)
  Adjustments to maintain reserves ..........                14                  -             54,570            (28,454)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           132,959                  -         (3,590,424)        33,566,828
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           155,709                  -         12,923,635         65,982,655
Contract owners' equity beginning
  of period .................................                 -                  -        204,038,119        138,055,464
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           155,709                  -        216,961,754        204,038,119
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         16,524,655         13,477,703
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            13,383                  -          9,445,595         21,012,937
  Units redeemed ............................               (89)                 -         (9,814,369)       (17,965,985)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            13,294                  -         16,155,881         16,524,655
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITGlFin1                            GVITGlFin3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $            40               (182)            23,948            (19,708)
  Realized gain (loss) on investments .......             4,708              4,008            699,025            130,809
  Change in unrealized gain (loss)
    on investments ..........................              (332)             1,626            (74,111)           522,299
  Reinvested capital gains ..................             2,562              3,062            538,454            517,212
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             6,978              8,514          1,187,316          1,150,612
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            14,243             15,896            334,997            763,758
  Transfers between funds ...................                 -                  -          3,067,052          1,497,125
  Redemptions (note 3) ......................            (1,015)            (8,748)          (979,769)          (296,640)
  Annuity benefits ..........................            (8,325)            (6,072)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (76)               (12)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (22,491)            (9,699)
  Adjustments to maintain reserves ..........               234                  7              1,971               (298)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............             5,137              1,083          2,401,684          1,954,234
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            12,115              9,597          3,589,000          3,104,846
Contract owners' equity beginning
  of period .................................            32,234             22,637          5,474,639          2,369,793
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        44,349             32,234          9,063,639          5,474,639
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             2,686              2,635            444,314            268,594
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               568                677            788,311            536,986
  Units redeemed ............................              (161)              (626)          (617,980)          (361,266)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             3,093              2,686            614,645            444,314
                                                ===============    ===============    ===============    ===============

                                                            GVITGlHlth                          GVITGlHlth3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (1,173)              (252)          (332,470)          (202,814)
  Realized gain (loss) on investments .......             1,027                388            663,266          1,463,718
  Change in unrealized gain (loss)
    on investments ..........................             4,755             (2,408)           598,683            663,347
  Reinvested capital gains ..................               437              7,076            113,065          2,172,271
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,046              4,804          1,042,544          4,096,522
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            34,616            112,401          1,433,932          3,510,554
  Transfers between funds ...................            (2,698)                 -          9,785,372          5,472,303
  Redemptions (note 3) ......................            (2,324)           (55,623)        (2,637,147)        (1,255,058)
  Annuity benefits ..........................            (4,005)            (1,576)               (72)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (239)               (80)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (57,348)           (28,680)
  Adjustments to maintain reserves ..........             9,701              4,343              6,536              5,602
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            35,290             59,545          8,531,034          7,704,641
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            40,336             64,349          9,573,578         11,801,163
Contract owners' equity beginning
  of period .................................            64,349                  -         19,957,282          8,156,119
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           104,685             64,349         29,530,860         19,957,282
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               580                  -          1,751,103            966,515
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            10,045              5,950          2,278,515          2,373,199
  Units redeemed ............................            (1,821)            (5,370)        (1,596,515)        (1,588,611)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             8,804                580          2,433,103          1,751,103
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITGITech                            GVITGITech3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (41,555)           (41,758)          (260,368)          (151,185)
  Realized gain (loss) on investments .......          (142,634)          (455,331)         1,212,659            655,526
  Change in unrealized gain (loss)
    on investments ..........................           251,984          1,931,708         (2,487,881)         3,054,545
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            67,795          1,434,619         (1,535,590)         3,558,886
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            43,174             14,773            953,984          1,875,058
  Transfers between funds ...................          (470,690)          (432,626)        (6,187,479)        15,284,220
  Redemptions (note 3) ......................          (249,605)          (250,767)        (1,981,789)          (717,055)
  Annuity benefits ..........................            (2,714)              (884)              (205)                 -
  Annual contract maintenance charges
    (note 2) ................................              (292)              (312)              (327)              (173)
  Contingent deferred sales charges
    (note 2) ................................            (6,734)            (9,468)           (47,927)           (13,328)
  Adjustments to maintain reserves ..........               430               (891)            29,924              8,441
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (686,431)          (680,175)        (7,233,819)        16,437,163
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (618,636)           754,444         (8,769,409)        19,996,049
Contract owners' equity beginning
  of period .................................         3,857,204          3,102,760         23,644,482          3,648,433
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,238,568          3,857,204         14,875,073         23,644,482
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,232,090          1,513,650          2,165,513            511,430
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            26,033             65,277          1,004,343          2,593,769
  Units redeemed ............................          (260,292)          (346,837)        (1,848,623)          (939,686)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           997,831          1,232,090          1,321,233          2,165,513
                                                ===============    ===============    ===============    ===============

                                                           GVITGIUtl1                            GVITGIUtl3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............                54               (314)            44,355            (10,268)
  Realized gain (loss) on investments .......             9,832              3,669            443,015             21,054
  Change in unrealized gain (loss)
    on investments ..........................             3,477              6,261          1,877,480            381,561
  Reinvested capital gains ..................             3,231                  -            820,589                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            16,594              9,616          3,185,439            392,347
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................                (1)            18,987            399,115            412,418
  Transfers between funds ...................            11,362                  -         14,719,238          1,485,667
  Redemptions (note 3) ......................            (4,895)           (11,467)        (1,529,293)          (131,309)
  Annuity benefits ..........................            (1,307)              (572)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (55)               (26)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (13,801)            (3,073)
  Adjustments to maintain reserves ..........               796                  7              2,523             15,047
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............             5,955              6,955         13,577,727          1,778,724
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            22,549             16,571         16,763,166          2,171,071
Contract owners' equity beginning
  of period .................................            54,526             37,955          2,946,757            775,686
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            77,075             54,526         19,709,923          2,946,757
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             5,169              4,408            303,185             97,862
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               709              1,128          1,674,415            379,733
  Units redeemed ............................              (185)              (367)          (401,172)          (174,410)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             5,693              5,169          1,576,428            303,185
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITGvtBd                             GVITGvtBd2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    30,429,642         18,903,344            643,894            252,827
  Realized gain (loss) on investments .......          (723,319)        14,834,041           (212,731)           (76,136)
  Change in unrealized gain (loss)
    on investments ..........................       (30,035,683)       (27,948,772)          (618,705)          (306,298)
  Reinvested capital gains ..................        14,599,981          1,365,121            385,879             26,042
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        14,270,621          7,153,734            198,337           (103,565)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        21,014,695        104,589,456            601,007         17,330,638
  Transfers between funds ...................      (104,550,935)      (209,210,831)        (2,801,864)        (4,421,736)
  Redemptions (note 3) ......................       (81,464,065)      (109,981,926)        (1,346,191)        (1,891,978)
  Annuity benefits ..........................          (209,373)          (381,274)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................           (10,132)           (12,446)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................        (1,209,234)        (1,784,293)           (13,269)           (39,881)
  Adjustments to maintain reserves ..........            76,300           (110,802)               (32)            (1,117)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............      (166,352,744)      (216,892,116)        (3,560,349)        10,975,926
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......      (152,082,123)      (209,738,382)        (3,362,012)        10,872,361
Contract owners' equity beginning
  of period .................................       804,239,397      1,013,977,779         20,998,616         10,126,255
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   652,157,274        804,239,397         17,636,604         20,998,616
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        61,425,031         77,981,271          1,961,425            945,128
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         7,199,619         27,396,262            108,515          1,776,083
  Units redeemed ............................       (19,829,032)       (43,952,502)          (441,005)          (759,786)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        48,795,618         61,425,031          1,628,935          1,961,425
                                                ===============    ===============    ===============    ===============

                                                             GVITGrowth                           GVITIDAgg
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (687,623)          (918,411)           165,330             18,990
  Realized gain (loss) on investments .......        (2,856,885)       (24,435,820)         4,358,635          1,427,949
  Change in unrealized gain (loss)
    on investments ..........................         9,359,622         49,323,053            662,003          6,533,904
  Reinvested capital gains ..................                 -                  -          1,361,989            499,696
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,815,114         23,968,822          6,547,957          8,480,539
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,863,333          3,469,490          7,159,783         19,038,503
  Transfers between funds ...................        (6,350,932)        (2,551,615)        13,190,154          6,653,038
  Redemptions (note 3) ......................        (9,878,593)        (7,995,182)        (4,493,548)        (2,041,857)
  Annuity benefits ..........................           (21,544)           (22,007)           (60,645)           (21,951)
  Annual contract maintenance charges
    (note 2) ................................            (7,775)            (8,403)            (1,838)              (926)
  Contingent deferred sales charges
    (note 2) ................................          (195,725)          (184,899)           (76,106)           (25,624)
  Adjustments to maintain reserves ..........             8,047            (10,127)            19,301             (1,284)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (13,583,189)        (7,302,743)        15,737,101         23,599,899
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (7,768,075)        16,666,079         22,285,058         32,080,438
Contract owners' equity beginning
  of period .................................        96,437,370         79,771,291         44,813,400         12,732,962
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        88,669,295         96,437,370         67,098,458         44,813,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,947,044         16,188,470          4,049,277          1,544,512
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           937,534          6,640,046          3,972,928          4,587,807
  Units redeemed ............................        (3,036,785)        (7,881,472)        (2,592,817)        (2,083,042)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,847,793         14,947,044          5,429,388          4,049,277
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIDCon                             GVITIDMod
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $     1,112,125          1,152,057          2,602,074          1,268,850
  Realized gain (loss) on investments .......         1,713,591            254,095            922,739           (639,597)
  Change in unrealized gain (loss)
    on investments ..........................          (367,739)         4,799,618         24,203,003         39,411,597
  Reinvested capital gains ..................         1,103,556            421,643          2,049,052            121,231
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,561,533          6,627,413         29,776,868         40,162,081
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,480,442         44,072,722         39,381,882        102,210,056
  Transfers between funds ...................         2,014,461         12,124,543         63,626,504         68,595,491
  Redemptions (note 3) ......................       (15,298,474)       (13,356,444)       (27,318,841)       (16,808,886)
  Annuity benefits ..........................          (142,648)          (165,051)          (376,987)           (55,157)
  Annual contract maintenance charges
    (note 2) ................................            (1,311)              (728)            (5,628)            (2,580)
  Contingent deferred sales charges
    (note 2) ................................          (445,238)          (243,827)          (513,282)          (173,962)
  Adjustments to maintain reserves ..........            50,539           (502,578)           123,734            106,057
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,342,229)        41,928,637         74,917,382        153,871,019
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,780,696)        48,556,050        104,694,250        194,033,100
Contract owners' equity beginning
  of period .................................       112,022,363         63,466,313        314,884,132        120,851,032
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   110,241,667        112,022,363        419,578,382        314,884,132
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,506,818          6,278,984         28,925,404         13,348,727
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         4,050,388         10,173,947         12,791,365         21,580,075
  Units redeemed ............................        (4,551,518)        (5,946,113)        (6,268,024)        (6,003,398)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        10,005,688         10,506,818         35,448,745         28,925,404
                                                ===============    ===============    ===============    ===============

                                                           GVITIDModAgg                          GVITIDModCon
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           864,418            154,267          1,526,152          1,076,470
  Realized gain (loss) on investments .......         1,950,606           (651,164)         1,376,898           (133,485)
  Change in unrealized gain (loss)
    on investments ..........................        14,023,854         24,330,093          5,686,325         13,774,622
  Reinvested capital gains ..................         2,757,866                  -          1,174,724            250,496
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        19,596,744         23,833,196          9,764,099         14,968,103
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        23,052,929         55,130,883         14,422,163         57,421,610
  Transfers between funds ...................        41,057,087         27,364,355         15,056,868         24,398,817
  Redemptions (note 3) ......................       (12,430,698)        (6,452,346)       (14,287,673)       (11,003,076)
  Annuity benefits ..........................          (136,164)           (71,215)           (93,097)           (32,071)
  Annual contract maintenance charges
    (note 2) ................................            (5,279)            (2,343)            (1,953)            (1,056)
  Contingent deferred sales charges
    (note 2) ................................          (230,530)           (96,117)          (256,366)          (111,102)
  Adjustments to maintain reserves ..........             9,648           (105,603)            24,772            699,121
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        51,316,993         75,767,614         14,864,714         71,372,243
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        70,913,737         99,600,810         24,628,813         86,340,346
Contract owners' equity beginning
  of period .................................       149,067,065         49,466,255        156,013,061         69,672,715
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       219,980,802        149,067,065        180,641,874        156,013,061
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,776,564          5,730,817         14,393,258          7,262,378
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         8,230,408         11,118,223          4,827,758         10,881,920
  Units redeemed ............................        (3,699,486)        (3,072,476)        (3,534,942)        (3,751,040)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        18,307,486         13,776,564         15,686,074         14,393,258
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIntGro                            GVITIntGro3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (4,560)           (13,025)            (7,722)           (34,451)
  Realized gain (loss) on investments .......            15,917            (80,656)           376,574            133,792
  Change in unrealized gain (loss)
    on investments ..........................           121,161            406,944            406,911            873,110
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           132,518            313,263            775,763            972,451
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................             1,554             11,974            411,067            474,845
  Transfers between funds ...................          (140,692)          (132,237)         2,339,828          1,723,097
  Redemptions (note 3) ......................           (72,793)           (55,705)          (299,541)          (108,868)
  Annuity benefits ..........................            (2,556)            (5,539)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................               (64)               (62)               (72)               (46)
  Contingent deferred sales charges
    (note 2) ................................            (1,122)            (1,635)            (5,871)            (2,206)
  Adjustments to maintain reserves ..........               504            (54,134)             1,840               (224)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (215,169)          (237,338)         2,447,251          2,086,598
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (82,651)            75,925          3,223,014          3,059,049
Contract owners' equity beginning
  of period .................................         1,245,284          1,169,359          4,580,456          1,521,407
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,162,633          1,245,284          7,803,470          4,580,456
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           187,653            227,163            441,368            195,852
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,119                395            413,234            365,306
  Units redeemed ............................           (36,016)           (39,905)          (189,101)          (119,790)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           158,756            187,653            665,501            441,368
                                                ===============    ===============    ===============    ===============

                                                            GVITIntVal6                           GVITJPBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............              (599)                 -          1,184,110            810,971
  Realized gain (loss) on investments .......             1,272                  -         (2,684,232)        (2,305,720)
  Change in unrealized gain (loss)
    on investments ..........................            49,459                  -         12,346,423         23,721,662
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            50,132                  -         10,846,301         22,226,913
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           177,060                  -          5,361,041         12,416,387
  Transfers between funds ...................           353,906                  -             21,238          9,518,068
  Redemptions (note 3) ......................            (4,163)                 -        (14,972,126)       (12,927,805)
  Annuity benefits ..........................            (3,099)                 -            (30,794)           (23,579)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (1,775)            (1,956)
  Contingent deferred sales charges
    (note 2) ................................               (49)                 -           (246,794)          (242,528)
  Adjustments to maintain reserves ..........                99                  -             26,468             16,539
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           523,754                  -         (9,842,742)         8,755,126
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           573,886                  -          1,003,559         30,982,039
Contract owners' equity beginning
  of period .................................                 -                  -        157,664,036        126,681,997
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           573,886                  -        158,667,595        157,664,036
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         15,489,907         14,568,854
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            29,121                  -          2,222,234          3,946,749
  Units redeemed ............................              (322)                 -         (3,182,453)        (3,025,696)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            28,799                  -         14,529,688         15,489,907
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITSMdCpGr                            GVITMyMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,125,786)          (994,278)        (2,942,981)        (5,458,340)
  Realized gain (loss) on investments .......         4,745,583         (7,045,441)                 -                  -
  Change in unrealized gain (loss)
    on investments ..........................         8,316,015         33,794,357                  -                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        11,935,812         25,754,638         (2,942,981)        (5,458,340)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,554,790          6,842,183         70,577,724        198,004,954
  Transfers between funds ...................        (8,456,586)         8,645,331        (45,376,194)      (225,045,550)
  Redemptions (note 3) ......................        (6,853,047)        (6,907,931)      (176,705,391)      (390,885,218)
  Annuity benefits ..........................            (8,964)            (4,331)          (446,522)          (289,885)
  Annual contract maintenance charges
    (note 2) ................................            (4,076)            (4,310)            (7,935)            (9,858)
  Contingent deferred sales charges
    (note 2) ................................          (148,448)          (150,205)        (2,888,827)        (4,427,228)
  Adjustments to maintain reserves ..........             4,507            (48,906)           (47,028)          (251,494)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (11,911,824)         8,371,831       (154,894,173)      (422,904,279)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            23,988         34,126,469       (157,837,154)      (428,362,619)
Contract owners' equity beginning
  of period .................................        97,010,699         62,884,230        693,971,283      1,122,333,902
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    97,034,687         97,010,699        536,134,129        693,971,283
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,921,111          8,014,482         61,044,850         98,379,110
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,564,605         12,755,438         81,586,088        315,059,467
  Units redeemed ............................        (2,655,713)       (11,848,809)       (95,375,370)      (352,393,727)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         7,830,003          8,921,111         47,255,568         61,044,850
                                                ===============    ===============    ===============    ===============

                                                            GVITNWFund                            GVITNWFund2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           724,341         (2,176,740)           (20,954)           (26,501)
  Realized gain (loss) on investments .......       (50,823,057)       (51,046,654)            67,372             14,269
  Change in unrealized gain (loss)
    on investments ..........................        84,255,029        147,784,824            126,511            450,162
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        34,156,313         94,561,430            172,929            437,930
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,881,218         17,577,258             52,326          1,424,828
  Transfers between funds ...................       (21,296,475)       (10,001,644)           (17,628)           (80,775)
  Redemptions (note 3) ......................       (40,093,874)       (34,837,718)          (185,536)          (101,088)
  Annuity benefits ..........................          (118,362)           (97,604)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................           (19,230)           (21,097)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (722,891)          (672,237)            (5,833)            (2,118)
  Adjustments to maintain reserves ..........            59,839             29,072               (139)              (123)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (53,309,775)       (28,023,970)          (156,810)         1,240,724
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (19,153,462)        66,537,460             16,119          1,678,654
Contract owners' equity beginning
  of period .................................       448,291,057        381,753,597          2,445,831            767,177
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       429,137,595        448,291,057          2,461,950          2,445,831
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        40,667,472         43,675,677            243,662             95,189
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,489,367          4,469,689             10,410            175,561
  Units redeemed ............................        (6,303,826)        (7,477,894)           (25,705)           (27,088)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        35,853,013         40,667,472            228,367            243,662
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GVITLead                              GVITLead3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           (30)               (32)           (48,450)           (60,744)
  Realized gain (loss) on investments .......               893                (90)           458,719             28,756
  Change in unrealized gain (loss)
    on investments ..........................              (366)               845            422,065          1,207,972
  Reinvested capital gains ..................                53                  -             94,639                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............               550                723            926,973          1,175,984
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................                12              2,861            417,466            876,601
  Transfers between funds ...................                 -                  -           (263,140)        (1,406,167)
  Redemptions (note 3) ......................                 -             (2,829)          (486,117)          (512,147)
  Annuity benefits ..........................              (300)              (240)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (99)               (83)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (11,152)            (5,296)
  Adjustments to maintain reserves ..........                27                  7              1,237               (506)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............              (261)              (201)          (341,805)        (1,047,598)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......               289                522            585,168            128,386
Contract owners' equity beginning
  of period .................................             3,497              2,975          6,293,400          6,165,014
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $         3,786              3,497          6,878,568          6,293,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               337                355            555,773            675,300
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................                 1                362            219,515            357,913
  Units redeemed ............................               (27)              (380)          (257,668)          (477,440)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................               311                337            517,620            555,773
                                                ===============    ===============    ===============    ===============

                                                           GVITNStrVal                           GVITSmCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (45,730)          (115,155)        (1,197,364)        (1,079,419)
  Realized gain (loss) on investments .......         1,417,464           (587,126)         5,834,626          1,114,567
  Change in unrealized gain (loss)
    on investments ..........................          (479,313)         4,323,916          6,141,078         23,912,585
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           892,421          3,621,635         10,778,340         23,947,733
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            51,066            183,538          3,468,698          7,770,156
  Transfers between funds ...................       (13,650,598)          (611,534)        (9,284,597)         6,808,129
  Redemptions (note 3) ......................          (481,244)          (810,958)        (7,190,753)        (6,450,435)
  Annuity benefits ..........................              (515)            (2,983)           (12,420)           (11,086)
  Annual contract maintenance charges
    (note 2) ................................              (109)              (245)            (2,080)            (2,115)
  Contingent deferred sales charges
    (note 2) ................................           (11,873)            (5,380)          (166,562)          (166,806)
  Adjustments to maintain reserves ..........           (17,033)            11,334             25,065            (18,699)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (14,110,306)        (1,236,228)       (13,162,649)         7,929,144
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (13,217,885)         2,385,407         (2,384,309)        31,876,877
Contract owners' equity beginning
  of period .................................        13,217,885         10,832,478        102,705,564         70,828,687
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......                 -         13,217,885        100,321,255        102,705,564
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,255,626          1,421,331          7,921,776          7,239,678
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           164,086            174,295          4,495,693         14,899,505
  Units redeemed ............................        (1,419,712)          (340,000)        (5,509,882)       (14,217,407)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -          1,255,626          6,907,587          7,921,776
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITSmCapGr2                          GVITSmCapVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (35,177)           (23,187)        (5,296,159)        (3,926,547)
  Realized gain (loss) on investments .......            50,224            (16,435)         8,374,886        (28,435,099)
  Change in unrealized gain (loss)
    on investments ..........................           198,201            405,858         28,054,550        180,413,361
  Reinvested capital gains ..................                 -                  -         32,764,430                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           213,248            366,236         63,897,707        148,051,715
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            49,725          1,047,997         13,762,552         27,102,458
  Transfers between funds ...................            42,846            123,652        (10,936,552)           872,900
  Redemptions (note 3) ......................           (90,975)           (34,739)       (32,793,677)       (25,048,350)
  Annuity benefits ..........................                 -                  -            (75,031)           (46,884)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (8,449)            (8,001)
  Contingent deferred sales charges
    (note 2) ................................            (1,121)              (473)          (660,734)          (509,639)
  Adjustments to maintain reserves ..........                 7             (1,892)           149,811             (3,225)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............               482          1,134,545        (30,562,080)         2,359,259
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           213,730          1,500,781         33,335,627        150,410,974
Contract owners' equity beginning
  of period .................................         1,946,808            446,027        438,466,098        288,055,124
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     2,160,538          1,946,808        471,801,725        438,466,098
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           206,299             62,244         20,424,000         20,923,018
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            19,048            160,012          5,346,475         17,161,745
  Units redeemed ............................           (19,371)           (15,957)        (6,867,912)       (17,660,763)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           205,976            206,299         18,902,563         20,424,000
                                                ===============    ===============    ===============    ===============

                                                           GVITSmCapVal2                          GVITSmComp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (56,655)           (31,857)        (3,731,101)        (3,001,469)
  Realized gain (loss) on investments .......           141,195             22,450          4,875,589         (9,842,659)
  Change in unrealized gain (loss)
    on investments ..........................           119,231            874,628         11,696,543         99,894,575
  Reinvested capital gains ..................           252,212                  -         39,197,787                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           455,983            865,221         52,038,818         87,050,447
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           208,217          1,085,123          9,549,462         21,597,338
  Transfers between funds ...................           235,689            432,265           (962,791)           780,511
  Redemptions (note 3) ......................          (237,162)           (73,049)       (22,066,024)       (19,124,466)
  Annuity benefits ..........................                 -                  -            (49,451)           (43,782)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (5,485)            (5,431)
  Contingent deferred sales charges
    (note 2) ................................            (3,431)              (682)          (450,386)          (366,956)
  Adjustments to maintain reserves ..........                (7)               (58)            63,429            (45,430)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           203,306          1,443,599        (13,921,246)         2,791,784
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           659,289          2,308,820         38,117,572         89,842,231
Contract owners' equity beginning
  of period .................................         2,957,361            648,541        311,251,698        221,409,467
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,616,650          2,957,361        349,369,270        311,251,698
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           271,345             91,515         18,060,444         17,985,000
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            55,744            211,028          3,016,183         14,339,738
  Units redeemed ............................           (38,361)           (31,198)        (3,877,930)       (14,264,294)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           288,728            271,345         17,198,697         18,060,444
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITSmComp2                           GVITTGroFoc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004                2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (81,559)           (53,175)            (6,075)           (19,402)
  Realized gain (loss) on investments .......           128,393              8,658             10,804           (171,522)
  Change in unrealized gain (loss)
    on investments ..........................            99,639          1,089,488             40,560            857,450
  Reinvested capital gains ..................           556,124                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           702,597          1,044,971             45,289            666,526
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           151,979          1,862,061                929                544
  Transfers between funds ...................            41,172            219,503         (1,783,116)          (343,412)
  Redemptions (note 3) ......................          (236,544)          (124,151)           (38,170)          (132,393)
  Annuity benefits ..........................                 -                  -               (105)              (235)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (39)               (79)
  Contingent deferred sales charges
    (note 2) ................................            (2,883)            (1,665)              (104)            (3,403)
  Adjustments to maintain reserves ..........               (17)              (132)               134             (3,280)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           (46,293)         1,955,616         (1,820,471)          (482,258)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           656,304          3,000,587         (1,775,182)           184,268
Contract owners' equity beginning
  of period .................................         4,200,161          1,199,574          1,775,182          1,590,914
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     4,856,465          4,200,161                  -          1,775,182
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           389,998            153,778            559,208            750,449
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            32,321            262,307              1,250             17,018
  Units redeemed ............................           (35,634)           (26,087)          (560,458)          (208,259)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           386,685            389,998                  -            559,208
                                                ===============    ===============    ===============    ===============

                                                           GVITTGroFoc3                            GVITUSGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (17,885)           (33,994)            (1,813)              (217)
  Realized gain (loss) on investments .......           824,800            258,816                207                541
  Change in unrealized gain (loss)
    on investments ..........................          (698,770)           764,906             24,308              1,870
  Reinvested capital gains ..................                 -                  -              4,275              3,768
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           108,145            989,728             26,977              5,962
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            65,517            346,140            135,840             62,605
  Transfers between funds ...................        (4,732,487)         3,139,277             (1,340)             4,402
  Redemptions (note 3) ......................          (698,896)          (201,411)            (6,201)            (5,032)
  Annuity benefits ..........................                 -                  -             (5,318)            (1,765)
  Annual contract maintenance charges
    (note 2) ................................                (6)               (19)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,108)            (2,780)                 -                (12)
  Adjustments to maintain reserves ..........             4,775                210                171             26,270
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,362,205)         3,281,417            123,152             86,468
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (5,254,060)         4,271,145            150,129             92,430
Contract owners' equity beginning
  of period .................................         5,254,060            982,915             92,430                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......                 -          5,254,060            242,559             92,430
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           471,588            131,153                575                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            57,527            575,628             18,797              1,022
  Units redeemed ............................          (529,115)          (235,193)            (1,542)              (447)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -            471,588             17,830                575
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITUSGro3                          GVITVKMultiSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (355,018)          (274,730)         6,418,209          6,933,689
  Realized gain (loss) on investments .......         3,761,429            (42,764)         1,221,234          1,250,745
  Change in unrealized gain (loss)
    on investments ..........................        (2,494,228)         4,809,529          1,131,198          8,910,527
  Reinvested capital gains ..................         1,288,130          2,777,953                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,200,313          7,269,988          8,770,641         17,094,961
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,214,648          3,338,950          5,116,193         17,430,399
  Transfers between funds ...................       (18,858,639)        29,323,610         10,054,513         (9,170,004)
  Redemptions (note 3) ......................        (2,714,884)        (1,435,925)       (15,667,410)       (18,439,797)
  Annuity benefits ..........................                 -                  -            (43,728)           (41,189)
  Annual contract maintenance charges
    (note 2) ................................              (279)               (82)            (1,011)              (984)
  Contingent deferred sales charges
    (note 2) ................................           (44,535)           (17,923)          (215,958)          (347,408)
  Adjustments to maintain reserves ..........            18,442             21,885             23,360             29,817
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (20,385,247)        31,230,515           (734,041)       (10,539,166)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (18,184,934)        38,500,503          8,036,600          6,555,795
Contract owners' equity beginning
  of period .................................        42,432,617          3,932,114        170,197,114        163,641,319
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    24,247,683         42,432,617        178,233,714        170,197,114
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,766,233            525,137         13,033,009         13,884,968
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           874,042          4,728,501          3,023,367          6,918,553
  Units redeemed ............................        (2,703,916)        (1,487,405)        (3,073,141)        (7,770,512)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,936,359          3,766,233         12,983,235         13,033,009
                                                ===============    ===============    ===============    ===============

                                                            GVITWLead                             GVITWLead3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (241,674)          (260,018)           (88,768)           (33,867)
  Realized gain (loss) on investments .......         1,060,626           (496,231)           577,390            137,431
  Change in unrealized gain (loss)
    on investments ..........................         2,083,599          7,452,657            347,183            785,310
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,902,551          6,696,408            835,805            888,874
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            56,954            820,262            453,866            698,011
  Transfers between funds ...................        (1,519,791)        (5,324,646)           332,698          4,497,919
  Redemptions (note 3) ......................        (1,654,657)        (1,734,655)          (492,617)          (229,734)
  Annuity benefits ..........................              (769)              (506)            (3,256)              (244)
  Annual contract maintenance charges
    (note 2) ................................              (528)              (603)               (71)               (15)
  Contingent deferred sales charges
    (note 2) ................................           (27,736)           (30,795)            (8,652)            (4,777)
  Adjustments to maintain reserves ..........            (2,038)            (6,525)             3,852              2,924
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,148,565)        (6,277,468)           285,820          4,964,084
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (246,014)           418,940          1,121,625          5,852,958
Contract owners' equity beginning
  of period .................................        23,084,544         22,665,604          5,852,958                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        22,838,530         23,084,544          6,974,583          5,852,958
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,305,470          3,092,482            430,617                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,274          9,296,542            295,061            533,028
  Units redeemed ............................          (318,095)       (10,083,554)          (276,916)          (102,411)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,993,649          2,305,470            448,762            430,617
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              JanBal                               JanCapAp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           816                 (1)        (2,851,473)        (2,349,369)
  Realized gain (loss) on investments .......               120                  -         (3,546,961)       (49,264,386)
  Change in unrealized gain (loss)
    on investments ..........................             4,072                 23         41,588,779         90,961,579
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,008                 22         35,190,345         39,347,824
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            71,819             18,052          5,874,090         14,590,082
  Transfers between funds ...................                 -                  -        (19,154,285)       (26,421,967)
  Redemptions (note 3) ......................                (4)                 -        (18,060,005)       (18,190,554)
  Annuity benefits ..........................            (6,132)               (82)           (27,605)           (34,413)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (5,734)            (6,351)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -           (458,160)          (435,621)
  Adjustments to maintain reserves ..........            (1,904)                (4)            74,352            (36,487)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            63,779             17,966        (31,757,347)       (30,535,311)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            68,787             17,988          3,432,998          8,812,513
Contract owners' equity beginning
  of period .................................            17,988                  -        237,339,038        228,526,525
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        86,775             17,988        240,772,036        237,339,038
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             1,744                  -         33,279,122         38,006,657
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,605              1,744          3,177,406         20,321,346
  Units redeemed ............................              (482)                 -         (7,438,286)       (25,048,881)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             7,867              1,744         29,018,242         33,279,122
                                                ===============    ===============    ===============    ===============

                                                           JanGlTechS2                            JanGlTech
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (246,891)          (216,287)          (682,897)          (722,039)
  Realized gain (loss) on investments .......         1,033,389           (435,847)        (1,636,392)        (4,956,176)
  Change in unrealized gain (loss)
    on investments ..........................          (891,531)         7,053,682          1,354,607         27,225,442
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............          (105,033)         6,401,548           (964,682)        21,547,227
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,727,813          4,272,680            151,159            133,552
  Transfers between funds ...................        (1,151,987)         1,415,543         (7,240,968)        (9,932,384)
  Redemptions (note 3) ......................        (2,364,985)        (1,916,209)        (4,112,826)        (4,038,158)
  Annuity benefits ..........................                 -                  -             (6,831)            (6,921)
  Annual contract maintenance charges
    (note 2) ................................              (721)              (655)            (2,740)            (3,303)
  Contingent deferred sales charges
    (note 2) ................................           (40,814)           (34,047)          (125,875)          (139,586)
  Adjustments to maintain reserves ..........             8,521            211,869             14,793           (272,838)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (822,173)         3,949,181        (11,323,288)       (14,259,638)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (927,206)        10,350,729        (12,287,970)         7,287,589
Contract owners' equity beginning
  of period .................................        21,841,396         11,490,667         63,750,685         56,463,096
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        20,914,190         21,841,396         51,462,715         63,750,685
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,119,951          1,620,570         18,787,902         24,072,809
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           776,354          1,564,428             56,611             66,215
  Units redeemed ............................          (857,598)        (1,065,047)        (3,576,222)        (5,351,122)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,038,707          2,119,951         15,268,291         18,787,902
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            JanIntGroS2                           JanIntGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (217,729)          (111,044)          (498,579)          (317,182)
  Realized gain (loss) on investments .......           517,773           (494,587)         1,234,971         (7,591,002)
  Change in unrealized gain (loss)
    on investments ..........................         7,898,311         13,652,619         18,090,627         41,091,664
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         8,198,355         13,046,988         18,827,019         33,183,480
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,207,105          9,284,321            464,851            397,046
  Transfers between funds ...................          (557,903)         1,112,832        (13,050,395)       (21,895,837)
  Redemptions (note 3) ......................        (4,435,220)        (2,996,494)        (9,337,498)        (7,976,206)
  Annuity benefits ..........................            (2,834)            (1,967)           (21,612)           (17,149)
  Annual contract maintenance charges
    (note 2) ................................            (1,232)            (1,110)            (4,797)            (5,315)
  Contingent deferred sales charges
    (note 2) ................................           (72,610)           (56,473)          (249,914)          (235,758)
  Adjustments to maintain reserves ..........            44,333            319,161             48,327           (422,330)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           181,639          7,660,270        (22,151,038)       (30,155,549)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         8,379,994         20,707,258         (3,324,019)         3,027,931
Contract owners' equity beginning
  of period .................................        51,293,210         30,585,952        126,526,173        123,498,242
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    59,673,204         51,293,210        123,202,154        126,526,173
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         4,987,992          3,951,071         17,681,761         22,978,097
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,649,941          2,443,957             89,590             90,572
  Units redeemed ............................        (1,690,351)        (1,407,036)        (3,105,764)        (5,386,908)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,947,582          4,987,992         14,665,587         17,681,761
                                                ===============    ===============    ===============    ===============

                                                           JanRMgCore                             JPMSTMidCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            20,182             (2,063)           (58,806)                 -
  Realized gain (loss) on investments .......           125,805              1,672            (18,797)                 -
  Change in unrealized gain (loss)
    on investments ..........................            53,515             76,003          1,655,096                  -
  Reinvested capital gains ..................           299,482                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           498,984             75,612          1,577,493                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            86,604            247,072            275,485                  -
  Transfers between funds ...................         3,469,639            819,121         23,012,172                  -
  Redemptions (note 3) ......................          (151,960)            (4,788)          (326,417)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                 (7)                 -
  Contingent deferred sales charges
    (note 2) ................................            (2,971)              (127)            (4,889)                 -
  Adjustments to maintain reserves ..........               647                 28                562                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         3,401,959          1,061,306         22,956,906                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,900,943          1,136,918         24,534,399                  -
Contract owners' equity beginning
  of period .................................         1,136,918                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         5,037,861          1,136,918         24,534,399                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            93,176                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           441,234            108,929          2,471,342                  -
  Units redeemed ............................          (178,901)           (15,753)          (318,169)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           355,509             93,176          2,153,173                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           MFSInvGrStS                          MFSMidCapGrS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $          (785)                 -            (78,317)           (52,820)
  Realized gain (loss) on investments .......              (133)                 -            113,330             21,080
  Change in unrealized gain (loss)
    on investments ..........................            21,049                  -            472,152            897,208
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            20,131                  -            507,165            865,468
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           206,006                  -            110,769          1,887,800
  Transfers between funds ...................             2,000                  -             90,140            101,936
  Redemptions (note 3) ......................            (5,919)                 -           (235,877)          (110,629)
  Annuity benefits ..........................            (1,827)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -             (1,535)            (1,763)
  Adjustments to maintain reserves ..........                12                  -               (118)               (66)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           200,272                  -            (36,621)         1,877,278
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           220,403                  -            470,544          2,742,746
Contract owners' equity beginning
  of period .................................                 -                  -          4,067,064          1,324,318
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       220,403                  -          4,537,608          4,067,064
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -            428,276            187,101
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            20,885                  -             29,261            291,263
  Units redeemed ............................              (724)                 -            (31,867)           (50,088)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            20,161                  -            425,670            428,276
                                                ===============    ===============    ===============    ===============

                                                           MFSNewDiscS                             MFSValS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (36,155)           (24,150)           (48,744)           (39,841)
  Realized gain (loss) on investments .......            95,871              9,610            135,047              2,111
  Change in unrealized gain (loss)
    on investments ..........................            32,519            408,079            282,957            633,192
  Reinvested capital gains ..................                 -                  -             52,821                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            92,235            393,539            422,081            595,462
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            67,180            967,544            210,944          1,540,987
  Transfers between funds ...................           (36,958)           259,453             18,710            228,529
  Redemptions (note 3) ......................           (78,198)           (25,632)          (166,541)           (55,640)
  Annuity benefits ..........................                 -                  -               (651)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (410)              (103)              (491)            (1,039)
  Adjustments to maintain reserves ..........               (84)               (60)              (642)               (82)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           (48,470)         1,201,202             61,329          1,712,755
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            43,765          1,594,741            483,410          2,308,217
Contract owners' equity beginning
  of period .................................         2,004,511            409,770          3,360,300          1,052,083
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         2,048,276          2,004,511          3,843,710          3,360,300
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           205,441             55,031            330,815            126,768
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            39,901            161,384             54,620            218,121
  Units redeemed ............................           (43,988)           (10,974)           (58,691)           (14,074)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           201,354            205,441            326,744            330,815
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             NBAMTFasc                            NBAMTFocus
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (30,786)           (19,068)           (18,835)           (10,525)
  Realized gain (loss) on investments .......            34,644             90,322             79,821             54,631
  Change in unrealized gain (loss)
    on investments ..........................           155,318            204,154           (127,500)           263,714
  Reinvested capital gains ..................             5,333                709             99,055              5,724
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           164,509            276,117             32,541            313,544
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           176,201            834,353             27,472            423,429
  Transfers between funds ...................            (5,576)           182,184            (43,113)           123,540
  Redemptions (note 3) ......................           (63,759)           (44,649)           (28,336)            (4,878)
  Annuity benefits ..........................            (1,757)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,032)            (1,046)               (59)               (36)
  Adjustments to maintain reserves ..........                (4)               (80)               (97)                20
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           104,073            970,762            (44,133)           542,075
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           268,582          1,246,879            (11,592)           855,619
Contract owners' equity beginning
  of period .................................         1,578,632            331,753            974,606            118,987
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,847,214          1,578,632            963,014            974,606
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           131,193             33,884             48,070             10,974
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            12,976            147,734              6,297             51,725
  Units redeemed ............................            (9,479)           (50,425)            (8,745)           (14,629)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           134,690            131,193             45,622             48,070
                                                ===============    ===============    ===============    ===============

                                                            NBAMTGuard                            NBAMTLMat
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (1,173,309)          (304,811)         1,114,598            769,047
  Realized gain (loss) on investments .......          (114,528)        (8,908,007)          (529,868)          (113,156)
  Change in unrealized gain (loss)
    on investments ..........................        15,968,141         36,216,891           (756,423)          (438,554)
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        14,680,304         27,004,073           (171,693)           217,337
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,068,774          6,515,769          2,577,878          3,091,955
  Transfers between funds ...................        (6,330,487)        (2,989,590)        19,892,443         23,207,424
  Redemptions (note 3) ......................        (8,210,664)        (8,051,225)        (4,067,790)        (2,571,754)
  Annuity benefits ..........................           (11,484)           (11,483)            (7,105)              (306)
  Annual contract maintenance charges
    (note 2) ................................            (2,164)            (2,372)              (134)                (3)
  Contingent deferred sales charges
    (note 2) ................................          (137,157)          (129,087)           (63,004)           (63,772)
  Adjustments to maintain reserves ..........            40,213            (40,744)            27,045           (173,152)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (11,582,969)        (4,708,732)        18,359,333         23,490,392
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,097,335         22,295,341         18,187,640         23,707,729
Contract owners' equity beginning
  of period .................................       111,816,733         89,521,392         23,707,729                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       114,914,068        111,816,733         41,895,369         23,707,729
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,232,006          8,581,564          2,341,639                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           882,944          3,680,997          3,968,300          3,857,895
  Units redeemed ............................        (1,719,789)        (4,030,555)        (2,168,016)        (1,516,256)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         7,395,161          8,232,006          4,141,923          2,341,639
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            NBAMTMCGr                             NBAMTPart
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (2,129,247)        (1,958,055)        (1,308,728)        (1,101,157)
  Realized gain (loss) on investments .......         6,307,212        (16,191,261)         5,075,049          7,364,991
  Change in unrealized gain (loss)
    on investments ..........................        20,194,414         55,761,998         15,533,878         21,274,751
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        24,372,379         37,612,682         19,300,199         27,538,585
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,372,061         12,416,328          2,771,064          5,095,634
  Transfers between funds ...................        (7,646,320)        (6,284,540)         6,548,823          8,744,665
  Redemptions (note 3) ......................       (12,556,375)       (13,686,147)       (10,717,617)       (10,103,709)
  Annuity benefits ..........................           (25,908)           (27,973)            (9,054)           (10,690)
  Annual contract maintenance charges
    (note 2) ................................            (5,182)            (5,848)            (1,480)            (1,424)
  Contingent deferred sales charges
    (note 2) ................................          (282,005)          (325,888)          (159,039)          (145,058)
  Adjustments to maintain reserves ..........            79,811            (46,222)             7,851            170,209
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (15,063,918)        (7,960,290)        (1,559,452)         3,749,627
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         9,308,461         29,652,392         17,740,747         31,288,212
Contract owners' equity beginning
  of period .................................       177,786,012        148,133,620        112,717,316         81,429,104
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   187,094,473        177,786,012        130,458,063        112,717,316
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,310,419         13,997,826         10,120,850          9,838,338
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,106,852         14,134,653          2,312,350         16,480,916
  Units redeemed ............................        (3,229,953)       (14,822,060)        (2,503,652)       (16,198,404)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,187,318         13,310,419          9,929,548         10,120,850
                                                ===============    ===============    ===============    ===============

                                                            NBAMSocRes                            OppAggGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (5,003)                 -         (2,399,771)        (2,178,625)
  Realized gain (loss) on investments .......            21,891                  -            461,784        (26,662,914)
  Change in unrealized gain (loss)
    on investments ..........................           102,288                  -         36,144,442         67,607,605
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           119,176                  -         34,206,455         38,766,066
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            50,377                  -          7,237,350         12,265,555
  Transfers between funds ...................         1,328,854                  -        (11,461,608)        (3,753,943)
  Redemptions (note 3) ......................           (45,825)                 -        (15,939,777)       (13,789,781)
  Annuity benefits ..........................              (295)                 -            (12,953)           (13,751)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (15,096)           (16,720)
  Contingent deferred sales charges
    (note 2) ................................                (7)                 -           (381,592)          (339,861)
  Adjustments to maintain reserves ..........                52                  -             33,153            (46,610)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,333,156                  -        (20,540,523)        (5,695,111)
                                                                                                         ---------------
Net change in contract owners' equity .......         1,452,332                  -         13,665,932         33,070,955
Contract owners' equity beginning
  of period .................................                 -                  -        202,002,850        168,931,895
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,452,332                  -        215,668,782        202,002,850
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         18,042,331         18,771,046
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           165,515                  -          2,604,965         15,840,071
  Units redeemed ............................           (46,476)                 -         (4,421,692)       (16,568,786)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           119,039                  -         16,225,604         18,042,331
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             OppCapAp                             OppCapApS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (4,185,068)        (3,358,246)          (117,586)           (83,959)
  Realized gain (loss) on investments .......        (5,533,601)       (79,698,258)           119,197             33,706
  Change in unrealized gain (loss)
    on investments ..........................        35,498,301        189,268,030            340,724          1,502,096
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        25,779,632        106,211,526            342,335          1,451,843
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        16,529,768         33,123,301            233,537          3,217,012
  Transfers between funds ...................         3,000,455            (88,303)           225,540             30,519
  Redemptions (note 3) ......................       (35,851,967)       (30,009,635)          (359,710)          (213,984)
  Annuity benefits ..........................          (110,100)          (137,467)              --                 --
  Annual contract maintenance charges
    (note 2) ................................           (14,401)           (15,116)              --                 --
  Contingent deferred sales charges
    (note 2) ................................          (750,380)          (628,668)            (3,102)            (3,313)
  Adjustments to maintain reserves ..........           156,437            (52,178)               (31)              (192)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (17,040,188)         2,191,934             96,234          3,030,042
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         8,739,444        108,403,460            438,569          4,481,885
Contract owners' equity beginning
  of period .................................       475,712,297        367,308,837          7,279,334          2,797,449
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   484,451,741        475,712,297          7,717,903          7,279,334
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        34,255,234         34,239,324            724,583            357,291
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,009,767         16,539,455             72,626            443,856
  Units redeemed ............................        (6,275,722)       (16,523,545)           (63,370)           (76,564)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        32,989,279         34,255,234            733,839            724,583
                                                ===============    ===============    ===============    ===============


                                                            OppGlSec3                              OppGlSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (180,947)          (473,209)            85,169           (511,619)
  Realized gain (loss) on investments .......         1,227,189             77,559         12,228,555         (2,129,491)
  Change in unrealized gain (loss)
    on investments ..........................        23,634,362         18,123,498         17,606,234         67,777,262
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        24,680,604         17,727,848         29,919,958         65,136,152
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        13,572,257         20,432,201            396,790         13,530,546
  Transfers between funds ...................        47,384,421         68,832,292        (20,145,163)       (59,561,882)
  Redemptions (note 3) ......................        (8,800,882)        (4,952,827)       (10,850,551)       (11,050,581)
  Annuity benefits ..........................            (1,827)                 -            (50,777)           (29,447)
  Annual contract maintenance charges
    (note 2) ................................            (1,180)              (219)            (2,070)            (2,606)
  Contingent deferred sales charges
    (note 2) ................................          (151,660)           (39,883)          (187,885)          (231,634)
  Adjustments to maintain reserves ..........            52,675            340,717             54,052           (339,586)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        52,053,804         84,612,281        (30,785,604)       (57,685,190)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        76,734,408        102,340,129           (865,646)         7,450,962
Contract owners' equity beginning
  of period .................................       102,340,129                  -        193,623,171        186,172,209
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       179,074,537        102,340,129        192,757,525        193,623,171
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         7,189,189                  -         19,398,205         26,384,682
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,562,789          8,327,972            172,595         70,273,872
  Units redeemed ............................        (2,073,782)        (1,138,783)        (3,196,636)       (77,260,349)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        10,678,196          7,189,189         16,374,164         19,398,205
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppGlSecS                           OppHighIncS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (45,487)           (74,747)              (303)                 -
  Realized gain (loss) on investments .......           319,726            199,303                289                  -
  Change in unrealized gain (loss)
    on investments ..........................           760,399          2,247,010              4,047                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,034,638          2,371,566              4,033                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................              (123)         2,787,361            106,078                  -
  Transfers between funds ...................          (737,550)        (1,448,420)               100                  -
  Redemptions (note 3) ......................          (254,714)          (167,744)            (1,535)                 -
  Annuity benefits ..........................                 -                  -             (6,970)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,866)            (3,053)                 -                  -
  Adjustments to maintain reserves ..........                55               (293)                40                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (995,198)         1,167,851             97,713                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            39,440          3,539,417            101,746                  -
Contract owners' equity beginning
  of period .................................         7,054,981          3,515,564                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     7,094,421          7,054,981            101,746                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           655,617            458,129                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................              --              425,080              9,866                  -
  Units redeemed ............................           (90,548)          (227,592)              (681)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           565,069            655,617              9,185                  -
                                                ===============    ===============    ===============    ===============


                                                            OppMSFund                             OppMSFundS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (1,380,907)          (953,731)           (96,489)           (69,924)
  Realized gain (loss) on investments .......       (10,884,815)       (32,780,259)           150,893             12,428
  Change in unrealized gain (loss)
    on investments ..........................        41,647,141        111,900,491            576,135          1,616,439
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        29,381,419         78,166,501            630,539          1,558,943
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        12,888,662         26,801,845            348,189          4,188,742
  Transfers between funds ...................       (22,652,208)        13,457,492            217,861            244,042
  Redemptions (note 3) ......................       (34,652,179)       (29,493,034)          (478,763)          (196,746)
  Annuity benefits ..........................           (63,053)           (49,195)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (6,249)            (6,772)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (715,118)          (596,460)            (3,483)            (1,127)
  Adjustments to maintain reserves ..........            74,096            (37,532)                88               (196)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (45,126,049)        10,076,344             83,892          4,234,715
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (15,744,630)        88,242,845            714,431          5,793,658
Contract owners' equity beginning
  of period .................................       400,358,685        312,115,840          8,506,949          2,713,291
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       384,614,055        400,358,685          9,221,380          8,506,949
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        36,088,504         35,365,474            853,327            337,974
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,840,220         13,960,527             82,106            558,672
  Units redeemed ............................        (6,910,446)       (13,237,497)           (72,705)           (43,319)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        32,018,278         36,088,504            862,728            853,327
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppMSSmCapS                           OppStratBdS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $          (300)                (3)           161,241             52,111
  Realized gain (loss) on investments .......               307                  -             67,759             33,065
  Change in unrealized gain (loss)
    on investments ..........................             7,295                130             79,520            407,735
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             7,302                127            308,520            492,911
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            42,356              2,242            141,025          3,772,854
  Transfers between funds ...................                 -                  -           (357,499)           262,919
  Redemptions (note 3) ......................            (1,762)                 -           (324,393)          (191,639)
  Annuity benefits ..........................            (1,106)               (13)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -               (731)            (1,915)
  Adjustments to maintain reserves ..........                 6                 (7)               (36)              (192)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            39,494              2,222           (541,634)         3,842,027
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            46,796              2,349           (233,114)         4,334,938
Contract owners' equity beginning
  of period .................................             2,349                  -          5,241,337            906,399
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        49,145              2,349          5,008,223          5,241,337
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               228                  -            444,295             88,463
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             4,068                228             29,726            411,948
  Units redeemed ............................              (243)                 -            (75,222)           (56,116)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             4,053                228            398,799            444,295
                                                ===============    ===============    ===============    ===============


                                                             PVTGroInc                              StOpp2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............               (86)                 -         (2,661,540)        (2,093,614)
  Realized gain (loss) on investments .......                21                  -         (1,028,528)       (12,672,278)
  Change in unrealized gain (loss)
    on investments ..........................             2,240                  -         36,093,988         69,158,636
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             2,175                  -         32,403,920         54,392,744
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            17,876                  -          7,093,547         19,605,060
  Transfers between funds ...................                 -                  -        (10,196,833)        (7,405,036)
  Redemptions (note 3) ......................            (1,368)                 -        (15,074,910)       (11,248,578)
  Annuity benefits ..........................                 -                  -            (59,886)           (19,087)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (3,658)            (3,516)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -           (250,614)          (201,993)
  Adjustments to maintain reserves ..........                 5                  -           (164,592)           (51,205)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            16,513                  -        (18,656,946)           675,645
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            18,688                  -         13,746,974         55,068,389
Contract owners' equity beginning
  of period .................................                 -                  -        207,216,357        152,147,968
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            18,688                  -        220,963,331        207,216,357
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         21,393,485         21,318,993
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             1,712                  -          3,292,425          8,361,962
  Units redeemed ............................              (114)                 -         (5,118,524)        (8,287,470)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             1,598                  -         19,567,386         21,393,485
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           VEWrldEMktR1                           VEWrldEMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (43,059)                 -           (204,336)          (507,847)
  Realized gain (loss) on investments .......          (163,695)                 -          4,897,303         16,390,403
  Change in unrealized gain (loss)
    on investments ..........................         1,822,976                  -          2,774,549          7,721,999
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,616,222                  -          7,467,516         23,604,555
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           310,944                  -            452,592            920,279
  Transfers between funds ...................         9,996,455                  -        (15,678,480)        (8,281,311)
  Redemptions (note 3) ......................          (449,694)                 -         (4,318,638)        (2,964,238)
  Annuity benefits ..........................                 -                  -            (22,701)           (13,493)
  Annual contract maintenance charges
    (note 2) ................................                (7)                 -               (925)              (981)
  Contingent deferred sales charges
    (note 2) ................................            (5,064)                 -           (104,377)           (75,529)
  Adjustments to maintain reserves ..........             1,021                  -             16,869            (47,797)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         9,853,655                  -        (19,655,660)       (10,463,070)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        11,469,877                  -        (12,188,144)        13,141,485
Contract owners' equity beginning
  of period .................................                 -                  -         51,757,868         38,616,383
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    11,469,877                  -         39,569,724         51,757,868
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          4,165,438          4,715,758
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,359,198                  -          1,181,555         50,680,034
  Units redeemed ............................          (451,175)                 -         (2,769,863)       (51,230,354)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           908,023                  -          2,577,130          4,165,438
                                                ===============    ===============    ===============    ===============


                                                           VEWrldHAsR1                            VEWrldHAs
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (59,775)                 -           (206,219)          (149,354)
  Realized gain (loss) on investments .......           343,743                  -          4,976,268          4,608,992
  Change in unrealized gain (loss)
    on investments ..........................         1,573,711                  -            567,653          3,939,885
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,857,679                  -          5,337,702          8,399,523
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           412,886                  -            448,695            429,500
  Transfers between funds ...................        12,829,268                  -        (12,359,838)        12,228,631
  Redemptions (note 3) ......................          (955,873)                 -         (2,242,708)        (2,137,052)
  Annuity benefits ..........................                 -                  -             (1,272)              (462)
  Annual contract maintenance charges
    (note 2) ................................                (4)                 -               (216)              (178)
  Contingent deferred sales charges
    (note 2) ................................            (7,009)                 -            (35,520)           (36,754)
  Adjustments to maintain reserves ..........               751                  -                314             (5,395)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        12,280,019                  -        (14,190,545)        10,478,290
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        14,137,698                  -         (8,852,843)        18,877,813
Contract owners' equity beginning
  of period .................................                 -                  -         36,051,807         17,173,994
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        14,137,698                  -         27,198,964         36,051,807
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          2,984,906          2,012,923
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,549,160                  -          1,607,725          6,911,409
  Units redeemed ............................          (417,191)                 -         (2,744,440)        (5,939,426)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,131,969                  -          1,848,191          2,984,906
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              VKCom2                                VKEmGr2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (194,059)          (142,025)           (51,422)           (37,738)
  Realized gain (loss) on investments .......           257,625             58,441             37,090              7,977
  Change in unrealized gain (loss)
    on investments ..........................         2,448,616          3,208,623            148,950            487,756
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,512,182          3,125,039            134,618            457,995
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           918,593          7,690,300            146,859          1,401,379
  Transfers between funds ...................           718,460            666,322             24,335             39,204
  Redemptions (note 3) ......................          (622,718)          (304,200)          (156,938)           (77,899)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (9,425)            (4,021)            (2,909)            (1,322)
  Adjustments to maintain reserves ..........               (13)              (541)              (105)               (95)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,004,897          8,047,860             11,242          1,361,267
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,517,079         11,172,899            145,860          1,819,262
Contract owners' equity beginning
  of period .................................        15,774,769          4,601,870          2,720,109            900,847
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    19,291,848         15,774,769          2,865,969          2,720,109
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,531,792            573,556            301,195            124,303
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           200,529          1,045,233             29,632            195,345
  Units redeemed ............................          (106,782)           (86,997)           (27,877)           (18,453)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,625,539          1,531,792            302,950            301,195
                                                ===============    ===============    ===============    ===============


                                                            VKCorPlus2                              VKEmMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............             6,414             (1,134)         2,692,961           (635,488)
  Realized gain (loss) on investments .......             1,727                 (4)         2,433,378          6,559,929
  Change in unrealized gain (loss)
    on investments ..........................            (3,614)             1,716         (3,994,573)         5,926,638
  Reinvested capital gains ..................               678                619          1,535,200               --
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,205              1,197          2,666,966         11,851,079
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            40,063            139,182          1,362,082          7,924,296
  Transfers between funds ...................           108,494             10,300        (22,787,460)         3,433,484
  Redemptions (note 3) ......................           (12,603)                 -         (5,212,855)        (4,625,182)
  Annuity benefits ..........................              (192)                 -            (12,594)            (6,383)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (900)              (910)
  Contingent deferred sales charges
    (note 2) ................................              (124)                 -            (64,184)           (85,022)
  Adjustments to maintain reserves ..........                 3                (12)            16,118             10,499
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           135,641            149,470        (26,699,793)         6,650,782
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           140,846            150,667        (24,032,827)        18,501,861
Contract owners' equity beginning
  of period .................................           150,667                  -         63,652,068         45,150,207
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           291,513            150,667         39,619,241         63,652,068
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            14,916                  -          3,277,139          2,957,540
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            30,825             14,916          1,028,570          6,852,232
  Units redeemed ............................           (18,439)                 -         (2,381,894)        (6,532,633)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            27,302             14,916          1,923,815          3,277,139
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             VKMidCapG                            VKUSRealEst
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (279,179)          (192,801)           917,781         (2,303,244)
  Realized gain (loss) on investments .......         1,097,710         (1,429,785)         8,973,310         (1,969,449)
  Change in unrealized gain (loss)
    on investments ..........................         3,129,717          6,415,127         64,524,306         61,752,307
  Reinvested capital gains ..................                 -                  -          4,746,395                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,948,248          4,792,541         79,161,792         57,479,614
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           741,310            654,478         10,916,162         21,074,577
  Transfers between funds ...................         3,118,484          4,885,281         26,581,060         11,484,897
  Redemptions (note 3) ......................        (2,268,170)        (1,072,080)       (19,823,277)       (15,368,621)
  Annuity benefits ..........................            (4,938)            (3,988)           (61,201)           (36,826)
  Annual contract maintenance charges
    (note 2) ................................              (555)              (610)            (3,273)            (2,712)
  Contingent deferred sales charges
    (note 2) ................................           (31,923)           (23,923)          (365,405)          (295,855)
  Adjustments to maintain reserves ..........             8,419            (11,482)           132,856           (682,555)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,562,627          4,427,676         17,376,922         16,172,905
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         5,510,875          9,220,217         96,538,714         73,652,519
Contract owners' equity beginning
  of period .................................        20,266,992         11,046,775        230,750,828        157,098,309
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    25,777,867         20,266,992        327,289,542        230,750,828
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,202,235          2,485,863         13,455,607         12,444,223
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,069,948          1,903,101          5,800,280         13,993,637
  Units redeemed ............................        (1,827,135)        (1,186,729)        (5,123,963)       (12,982,253)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         3,445,048          3,202,235         14,131,924         13,455,607
                                                ===============    ===============    ===============    ===============

                                                            VicDivrStk                             VicInvQBd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (151,639)          (162,344)            28,584             28,011
  Realized gain (loss) on investments .......           190,067           (219,163)            34,704              9,381
  Change in unrealized gain (loss)
    on investments ..........................         1,419,301          5,413,740            (38,356)           (54,157)
  Reinvested capital gains ..................                 -                  -                  -             24,661
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,457,729          5,032,233             24,932              7,896
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           560,607            706,459              1,188             23,903
  Transfers between funds ...................          (756,273)           (45,534)          (666,935)            11,914
  Redemptions (note 3) ......................        (2,249,798)          (968,560)          (135,999)          (173,701)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (43,766)           (22,242)            (1,586)            (5,931)
  Adjustments to maintain reserves ..........        (1,108,197)            (3,717)        (1,327,476)               (25)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,597,427)          (333,594)        (2,130,808)          (143,840)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,139,698)         4,698,639         (2,105,876)          (135,944)
Contract owners' equity beginning
  of period .................................        20,110,905         15,412,266          2,105,876          2,241,820
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        17,971,207         20,110,905                  -          2,105,876
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,057,002          2,099,385            165,051            176,741
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            97,948            139,468                287              2,886
  Units redeemed ............................          (449,878)          (181,851)          (165,338)           (14,576)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,705,072          2,057,002                  -            165,051
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            VicSmCoOpp                             WRAsStrat
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (24,496)           (20,395)           113,725            (23,799)
  Realized gain (loss) on investments .......         1,319,392             15,296            305,720             15,453
  Change in unrealized gain (loss)
    on investments ..........................          (729,866)           749,202         13,774,631          9,773,596
  Reinvested capital gains ..................           103,340                  -            973,928            523,095
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           668,370            744,103         15,168,004         10,288,345
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           (26,905)            38,086         15,101,272         32,030,193
  Transfers between funds ...................        (2,050,789)           (28,111)         3,247,684          1,507,344
  Redemptions (note 3) ......................          (124,454)           (87,172)        (7,344,036)        (4,594,538)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (3,052)            (2,081)          (197,465)          (146,205)
  Adjustments to maintain reserves ..........        (1,686,926)               102             57,582             68,747
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,892,126)           (79,176)        10,865,037         28,865,541
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (3,223,756)           664,927         26,033,041         39,153,886
Contract owners' equity beginning
  of period .................................         3,223,756          2,558,829        118,673,742         79,519,856
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $             -          3,223,756        144,706,783        118,673,742
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           239,791            246,933         11,476,467          8,461,395
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               255              3,898          2,352,625          4,434,682
  Units redeemed ............................          (240,046)           (11,040)        (1,319,188)        (1,419,610)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -            239,791         12,509,904         11,476,467
                                                ===============    ===============    ===============    ===============

                                                               WRBal                                 WRBnd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           190,365           (345,955)         2,942,018          3,416,801
  Realized gain (loss) on investments .......           268,069           (113,581)           560,935          1,169,887
  Change in unrealized gain (loss)
    on investments ..........................         6,797,525         12,178,254         (2,092,936)        (1,651,626)
  Reinvested capital gains ..................                 -                  -          1,127,610                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         7,255,959         11,718,718          2,537,627          2,935,062
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        13,689,721         18,363,862          8,082,250         23,790,856
  Transfers between funds ...................         1,139,553          3,184,036         (7,641,663)       (15,102,707)
  Redemptions (note 3) ......................        (6,299,175)        (3,241,279)        (7,782,150)        (6,411,615)
  Annuity benefits ..........................              (583)                 -               (759)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (148,367)           (72,396)          (189,330)          (161,903)
  Adjustments to maintain reserves ..........            47,839             20,269             42,036             40,889
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         8,428,988         18,254,492         (7,489,616)         2,155,520
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        15,684,947         29,973,210         (4,951,989)         5,090,582
Contract owners' equity beginning
  of period .................................        88,346,309         58,373,099        105,941,161        100,850,579
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       104,031,256         88,346,309        100,989,172        105,941,161
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,746,952          6,794,609          8,824,865          8,643,298
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,927,889          2,640,518          1,133,060          3,033,654
  Units redeemed ............................        (1,100,937)          (688,175)        (1,758,271)        (2,852,087)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,573,904          8,746,952          8,199,654          8,824,865
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRCoreEq                              WRDivInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,726,176)        (1,110,132)            14,294                  -
  Realized gain (loss) on investments .......        (2,468,219)        (2,515,743)             3,874                  -
  Change in unrealized gain (loss)
    on investments ..........................        23,388,835         35,842,592            543,682                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        19,194,440         32,216,717            561,850                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        20,038,798         39,835,695          2,522,852                  -
  Transfers between funds ...................       (11,807,471)        (6,191,102)         4,061,456                  -
  Redemptions (note 3) ......................       (13,457,626)       (11,002,147)           (61,772)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (402,759)          (296,874)            (1,106)                 -
  Adjustments to maintain reserves ..........           (48,883)            13,442                 52                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,677,941)        22,359,014          6,521,482                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        13,516,499         54,575,731          7,083,332                  -
Contract owners' equity beginning
  of period .................................       240,491,705        185,915,974                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   254,008,204        240,491,705          7,083,332                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        31,339,819         28,039,884                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         3,469,502          8,233,379            682,141                  -
  Units redeemed ............................        (4,207,051)        (4,933,444)           (29,962)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        30,602,270         31,339,819            652,179                  -
                                                ===============    ===============    ===============    ===============

                                                             WRGrowth                               WRHiInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (3,296,693)        (3,132,108)         4,477,850          4,214,594
  Realized gain (loss) on investments .......        (1,022,943)          (300,384)          (244,154)          (905,365)
  Change in unrealized gain (loss)
    on investments ..........................         9,890,810         50,129,544          2,191,358          6,434,879
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,571,174         46,697,052          6,425,054          9,744,108
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        38,607,576         56,714,174          9,333,358         17,444,371
  Transfers between funds ...................       (11,099,156)        23,922,536          1,774,807         (2,210,050)
  Redemptions (note 3) ......................       (16,184,275)       (10,433,136)        (4,052,795)        (3,308,843)
  Annuity benefits ..........................              (386)                 -               (582)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (486,473)          (315,835)          (104,142)           (61,406)
  Adjustments to maintain reserves ..........          (204,433)            15,750             30,684             23,437
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        10,632,853         69,903,489          6,981,330         11,887,509
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        16,204,027        116,600,541         13,406,384         21,631,617
Contract owners' equity beginning
  of period .................................       301,609,039        185,008,498         70,865,343         49,233,726
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       317,813,066        301,609,039         84,271,727         70,865,343
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        37,406,072         27,861,661          5,707,409          4,689,184
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         6,715,458         12,689,046          1,432,238          2,378,017
  Units redeemed ............................        (5,480,846)        (3,144,635)          (884,867)        (1,359,792)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        38,640,684         37,406,072          6,254,780          5,707,409
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRIntlII                               WRIntl
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        47,724                  -           (423,312)           224,852
  Realized gain (loss) on investments .......            74,703                  -           (828,872)        (1,966,765)
  Change in unrealized gain (loss)
    on investments ..........................           662,234                  -          8,319,805         11,218,434
  Reinvested capital gains ..................            59,250                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           843,911                  -          7,067,621          9,476,521
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,724,080                  -          7,269,031          7,836,767
  Transfers between funds ...................         6,288,918                  -         (2,293,872)         4,246,455
  Redemptions (note 3) ......................          (916,228)                 -         (3,410,390)        (1,862,306)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (25,484)                 -            (99,232)           (57,882)
  Adjustments to maintain reserves ..........               757                  -            169,681            (13,429)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         7,072,043                  -          1,635,218         10,149,605
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         7,915,954                  -          8,702,839         19,626,126
Contract owners' equity beginning
  of period .................................                 -                  -         55,194,400         35,568,274
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     7,915,954                  -         63,897,239         55,194,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          7,134,038          5,665,413
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           735,303                  -          1,575,512          2,729,103
  Units redeemed ............................           (99,612)                 -         (1,374,375)        (1,260,478)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           635,691                  -          7,335,175          7,134,038
                                                ===============    ===============    ===============    ===============

                                                             WRLTBond                             WRMicCpGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           667,576            687,179             (8,465)                 -
  Realized gain (loss) on investments .......           167,296            127,527              1,823                  -
  Change in unrealized gain (loss)
    on investments ..........................          (695,302)          (226,663)           286,657                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           139,570            588,043            280,015                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,730,884         14,262,996            628,015                  -
  Transfers between funds ...................         1,879,143          8,938,521          1,135,483                  -
  Redemptions (note 3) ......................        (3,351,458)        (2,616,571)            (8,020)                 -
  Annuity benefits ..........................              (379)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (98,467)           (73,792)              (121)                 -
  Adjustments to maintain reserves ..........            (8,795)            10,602               (101)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         3,150,928         20,521,756          1,755,256                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,290,498         21,109,799          2,035,271                  -
Contract owners' equity beginning
  of period .................................        43,351,583         22,241,784                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        46,642,081         43,351,583          2,035,271                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,743,944          1,955,961                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,333,781          2,810,807            196,135                  -
  Units redeemed ............................        (1,061,793)        (1,022,824)           (12,068)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,015,932          3,743,944            184,067                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              WRMMkt                               WRMortSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (165,877)          (307,405)            39,613                  -
  Realized gain (loss) on investments .......                 -                  -                698                  -
  Change in unrealized gain (loss)
    on investments ..........................                 -                  -            (63,475)                 -
  Reinvested capital gains ..................                 -                  -             30,566                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............          (165,877)          (307,405)             7,402                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,552,543         25,140,077            419,372                  -
  Transfers between funds ...................        (5,660,857)       (22,689,037)         1,937,691                  -
  Redemptions (note 3) ......................        (5,337,714)        (8,936,271)           (22,432)                 -
  Annuity benefits ..........................                 -                  -               (760)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (117,233)          (213,573)               (66)                 -
  Adjustments to maintain reserves ..........             4,953             20,470                775                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (2,558,308)        (6,678,334)         2,334,580                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,724,185)        (6,985,739)         2,341,982                  -
Contract owners' equity beginning
  of period .................................        27,477,578         34,463,317                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    24,753,393         27,477,578          2,341,982                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,707,827          3,366,596                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,947,323          4,396,015            236,924                  -
  Units redeemed ............................        (3,200,327)        (5,054,784)           (10,720)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,454,823          2,707,827            226,204                  -
                                                ===============    ===============    ===============    ===============

                                                            WRRealEstS                            WRSciTech
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            22,324                  -         (1,408,887)          (911,347)
  Realized gain (loss) on investments .......             1,875                  -            189,527           (207,868)
  Change in unrealized gain (loss)
    on investments ..........................           524,093                  -         15,915,340         19,318,811
  Reinvested capital gains ..................            83,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           631,872                  -         14,695,980         18,199,596
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           775,096                  -         14,408,319         21,833,102
  Transfers between funds ...................         5,526,301                  -          1,425,106          2,165,630
  Redemptions (note 3) ......................           (21,246)                 -         (4,724,849)        (2,251,337)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (229)                 -           (163,268)           (68,102)
  Adjustments to maintain reserves ..........             3,883                  -             71,942             (3,651)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         6,283,805                  -         11,017,250         21,675,642
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         6,915,677                  -         25,713,230         39,875,238
Contract owners' equity beginning
  of period .................................                 -                  -         92,939,816         53,064,578
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,915,677                  -        118,653,046         92,939,816
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         11,425,184          8,398,696
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           552,930                  -          2,640,650          3,968,257
  Units redeemed ............................           (11,587)                 -         (1,359,209)          (941,769)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           541,343                  -         12,706,625         11,425,184
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRSmCap                               WRSmCpVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,963,573)        (1,375,892)           (26,693)                 -
  Realized gain (loss) on investments .......         1,315,125         (1,800,792)             2,965                  -
  Change in unrealized gain (loss)
    on investments ..........................        17,657,223         31,884,942            400,161                  -
  Reinvested capital gains ..................                 -                  -            359,498                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        17,008,775         28,708,258            735,931                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        15,872,495         26,838,385          1,482,448                  -
  Transfers between funds ...................        (2,549,505)        (7,198,447)         5,361,881                  -
  Redemptions (note 3) ......................        (7,610,484)        (4,022,483)          (182,885)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (255,703)          (116,410)              (130)                 -
  Adjustments to maintain reserves ..........           428,114             19,486                491                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         5,884,917         15,520,531          6,661,805                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        22,893,692         44,228,789          7,397,736                  -
Contract owners' equity beginning
  of period .................................       132,974,855         88,746,066                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   155,868,547        132,974,855          7,397,736                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,190,389         11,801,501                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,841,162          4,652,169            679,010                  -
  Units redeemed ............................        (2,333,333)        (3,263,281)           (47,383)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        13,698,218         13,190,389            631,627                  -
                                                ===============    ===============    ===============    ===============

                                                             WRValue
                                                ----------------------------------
Investment activity:                                 2004               2003
                                                ---------------    ---------------
  Net investment income (loss) ..............          (265,251)          (438,452)
  Realized gain (loss) on investments .......           388,352           (367,367)
  Change in unrealized gain (loss)
    on investments ..........................        15,981,749         17,627,420
  Reinvested capital gains ..................                 -                  -
                                                ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        16,104,850         16,821,601
                                                ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        18,872,156         24,562,322
  Transfers between funds ...................         7,274,499          9,426,821
  Redemptions (note 3) ......................        (5,780,845)        (2,666,859)
  Annuity benefits ..........................              (390)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (151,184)           (60,360)
  Adjustments to maintain reserves ..........           384,738             56,298
                                                ---------------    ---------------
      Net equity transactions ...............        20,598,974         31,318,222
                                                ---------------    ---------------
Net change in contract owners' equity .......        36,703,824         48,139,823
Contract owners' equity beginning
  of period .................................       106,447,898         58,308,075
                                                ---------------    ---------------
Contract owners' equity end of period .......       143,151,722        106,447,898
                                                ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         9,899,433          6,694,479
                                                ---------------    ---------------
  Units purchased ...........................         3,025,601          4,118,296
  Units redeemed ............................        (1,169,688)          (913,342)
                                                ---------------    ---------------
  Ending units ..............................        11,755,346          9,899,433
                                                ===============    ===============

See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                    AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
                    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
                    AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                    AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)*
                    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                    - Class B (AlGrIncB)
                    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                    - Class B (AISmCapValB)

               Portfolios of the American Variable Insurance Series
               (American VIS);
                    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
                    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3)
                    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
                    American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                    BB&T VIF - Capital Manager Equity Fund (BBTCapMgr)
                      (formerly BB&T VIF - Capital Appreciation Fund)
                    BB&T VIF - Large Cap Value Fund (BBTLgCapV)
                      (formerly BB&T VIF - Growth and Income Fund)
                    BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
                    BB&T VIF - Mid Cap Growth Fund (BBTMdCapGr)
                      (formerly BB&T VIF - Capital Manager Aggressive Growth
                      Fund)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                    (CSIntFoc)
                    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
                    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
                    Dreyfus VIF - Developing Leaders Portfolio - Service Shares (DryVIFDevLdS)*
                    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
               VAF);
                    Evergreen VAF - Foundation Fund - Class 1 (EvFound)* Evergreen VAF - Fund - Class 1 (EvFund)*
                    Evergreen VAF - Growth And Income Fund - Class 1 (EvGrInc)* Evergreen VAF - International Growth Fund - Class 1 (EvIntGr)*
                    Evergreen VAF - Omega Fund - Class 1 (EvOmega)*
                    Evergreen VAF - Special Equity Fund - Class 1 (EvSpEq)* Evergreen VAF - Special Values Fund - Class 1 (EvSpVal)* Evergreen VAF - Strategic Income Fund - Class 1 (EvStratInc)*

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
                    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products
               Fund II
               (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products
               Fund III
               (Fidelity/(R)/ VIP III);
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Core Equity Portfolio (FHCoreEq)

               Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1 (FrVIPForSec)*
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT);
               (Gartmore is an affiliate of the Company)
                    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
                    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
                    Gartmore GVIT Emerging Markets Fund - Class VI
                    (GVITEmMrkts6)
                    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
                    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
                    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
                    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
                    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg) Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
                    Gartmore GVIT International Growth Fund - Class I
                    (GVITIntGro)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
                    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
                    Gartmore GVIT J.P. Morgan Balanced Fund - Class I
                    (GVITJPBal)
                    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund) Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2) Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
                    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
                    Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I (GVITNStrVal)*
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)*
                    Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)*
                    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
                    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
                    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)

               JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

               Portfolios of the MFS/(R)/ Variable Insurance TrustSM
               (MFS/(R)/ VIT);
                    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
                    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
                    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                    (Neuberger Berman AMT);
                    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
                    Neuberger Berman AMT - Focus Portfolio - S Class
                    (NBAMTFocus)
                    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
                    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/
                    - I Class (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I
                    Class
                    (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
                    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

               Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)

               Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)

               Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Oppenheimer Main Street Fund/(R)/ /VA - Initial Class
               (OppMSFund)

               Oppenheimer Main Street Fund/(R)/ /VA - Service Class
               (OppMSFundS)

               Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class (OppMSSmCapS)

               Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)* Putnam VT Voyager II Fund - IB Shares (PVTVoyII)*

               Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
                    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
                    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
                    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2) Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)

               Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
                    Van Kampen UIF - International Magnum Portfolio - Class I (VKIntMag)*
                    Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKMidCapG)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
                    Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)*
                    Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

               Portfolios of the W & R Target Funds, Inc.;
                    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
                    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
                    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
                    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq) W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
                    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
                    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc) W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
                    W & R Target Funds, Inc. - International Portfolio (WRIntl) W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
                    W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
                    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt) W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec)
                    W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
                    W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
                    W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
                    W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
                    W & R Target Funds, Inc. - Value Portfolio (WRValue)

*At December 31, 2004, contract owners were not invested in this fund.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                    BOA            ElitePro       ElitePro        BOA
    Nationwide Variable Account-9 Options        Furture/(1)/      Classic          Ltd       Choice/(2)/
---------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .........       0.95%            1.60%        1.75%        1.20%
---------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ..............       0.25%               -            -            -
    Initial lowered to $1,000 and subsequent
     lowered to $25. Not available for
     investment only contracts.
---------------------------------------------------------------------------------------------------------
Five Year CDSC Option ........................       0.15%               -            -            -
---------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge
   and Disability ............................       0.10%               -            -            -
    In addition to standard 10% CDSC-free
     withdrawal privilege.
  10 Year and Disability Waiver for Tax
   Sheltered Annuities ......................        0.05%               -            -            -
    CDSC waived if (i) contract owner has
     owned contract for 10 years and (ii) has
     made regular payroll deferrals during
     entire contract year for at least 5 of
     those 10 years.
  Hardship Waiver for Tax Sheltered Annuities        0.15%               -            -            -
    CDSC waived if contract owner experiences
     hardship (defined under IRC Section 401
     (k)).
---------------------------------------------------------------------------------------------------------
Death Benefit Options:
    Allows enhanced provision in place of the
     standard death benefit.
  One-Year Enhanced ..........................       0.15%/(5)/          -            -            -
  One-Year Step Up ...........................       0.05%/(6)/          -            -            -
  Greater of One-Year or 5% Enhanced .........       0.20%/(5)/          -            -         0.15%/(5)/
  5% Enhanced ................................       0.10%/(7)/          -            -         0.05%/(7)/
  Term Certain with Enhanced - between 10 and
   20 years (for contracts issued prior to
   5-01-02) ..................................          -                -            -            -
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that
     may replace contract value for
     annuitization under certain
     circumstances.
  Option 1 ...................................       0.45%/(8)/          -            -         0.45%/(9)/
  Option 2 ...................................       0.30%/(8)/          -            -         0.30%/(9)/
---------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ............          -                -            -            -
    Allows a surviving spouse to continue the
     contract while receiving the economic
     benefit of the death benefit upon the
     death of the other spouse.
---------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ......................       0.45%               -            -            -
    Fee assessed to assets of the variable
     account and to allocations made to the
     fixed account or guaranteed term options
     for first seven contract years in
     exchange for application of 3% of
     purchase payments made during the first
     12 months contract is in force.
---------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .................       0.40%               -            -         0.40%
    Upon death of the annuitant, in addition
     to any death benefit payable, the
     contract will be credited an additional
     amount.
---------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .............       0.50%               -            -            -
    Provides a return of principle guarantee
     over the elected program period.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(10)/: ......       3.95%            1.60%        1.75%       2.20%
---------------------------------------------------------------------------------------------------------

                                                                      BOA      BOA Exclusive  BOA Choice
Nationwide Variable Account-9 Options              BOA V/(3)/        Income        II/(4)/       Venue
---------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .........       1.10%            1.25%        1.20%        1.50%
---------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ..............          -                -            -            -
    Initial lowered to $1,000 and subsequent
     lowered to $25. Not available for
     investment only contracts.
---------------------------------------------------------------------------------------------------------
Five Year CDSC Option ........................       0.15%               -            -            -
---------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge
   and Disability ............................       0.10%               -            -            -
    In addition to standard 10% CDSC-free
     withdrawal privilege.
  10 Year and Disability Waiver for Tax
   Sheltered Annuities .......................       0.05%               -            -            -
    CDSC waived if (i) contract owner has
     owned contract for 10 years and (ii) has
     made regular payroll deferrals during
     entire contract year for at least 5 of
     those 10 years.
  Hardship Waiver for Tax Sheltered Annuities        0.15%               -            -            -
    CDSC waived if contract owner experiences
     hardship (defined under IRC Section 401
     (k)).
---------------------------------------------------------------------------------------------------------
Death Benefit Options:
    Allows enhanced provision in place of the
     standard death benefit.
  One-Year Enhanced ..........................          -                -         0.15%/(5)/      -
  One-Year Step Up ...........................       0.05%               -         0.10%/(6)/      -
  Greater of One-Year or 5% Enhanced                    -                -         0.20%/(5)/   0.15%
  5% Enhanced ................................       0.10%               -         0.15%/(7)/      -
  Term Certain with Enhanced - between 10 and
   20 years (for contracts issued prior to
   5-01-02) ...................................         -             0.20%           -            -
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that
     may replace contract value for
     annuitization under certain
     circumstances.
  Option 1 ...................................          -                -         0.45%/(9)/  0.45%/(9)/
  Option 2 ...................................          -                -         0.30%/(9)/  0.30%/(9)/
---------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ............          -                -            -        0.10%
    Allows a surviving spouse to continue the
     contract while receiving the economic
     benefit of the death benefit upon the
     death of the other spouse.
---------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ......................          -                -            -           -
    Fee assessed to assets of the variable
     account and to allocations made to the
     fixed account or guaranteed term options
     for first seven contract years in
     exchange for application of 3% of
     purchase payments made during the first
     12 months contract is in force.
---------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .................          -                -         0.40%       0.40%
    Upon death of the annuitant, in addition
     to any death benefit payable, the
     contract will be credited an additional
     amount.
---------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .............          -                -         0.50%       0.50%
    Provides a return of principle guarantee
     over the elected program period.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(10)/: ......       1.70%            1.45%        2.80%       3.10%
---------------------------------------------------------------------------------------------------------

/(1)/ Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
/(2)/   Includes Key Corp and Paine Weber products.
/(3)/   Includes NEA Select product.
/(4)/   Includes Waddell & Reed Advisors Select Reserve product.
/(5)/ Available beginning January 2, 2002 or a later date if state law requires.
/(6)/ Available until state approval is received for the One-Year Enhanced Death Benefit Option.
/(7)/ Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
/(8)/ No longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
/(9)/ No longer available effective May 1, 2003. Applicant could elect one GMIB option.
/(10)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                         Total        AIMBal     AIMBValue2      AIMBlueCh      AIMCapAp      AIMCapAp2     AIMCapDev2     AIMCoreEq
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $  39,938,247         1,218              -            792           328              -              -            63
1.00% ..........    16,468,655             -              -              -             -              -              -             -
1.05% ..........     3,184,783             -              -              -             -              -              -             -
1.10% ..........    10,645,520         2,101              -          1,816           221              -              -            87
1.15% ..........     5,555,864           638              -              5           486              -              -             -
1.20% ..........    18,551,614            52              -              -             -              -              -             -
1.25% ..........     2,939,886         1,160            630            120             -             38            317             -
1.30% ..........     3,468,072           231              -              -             5              -              -             -
1.35% ..........     3,849,477           547              -            232             -              -              -            27
1.40% ..........    27,817,499            71              -            106           469              -              -           394
1.45% ..........     9,760,952             -              -              -             -              -              -             -
1.50% ..........     3,644,908             -         26,005              -             -          4,944            254             -
1.55% ..........    12,354,557         1,776              -          1,735             -              -              -         1,782
1.60% ..........     6,701,018            31          5,904              -           240          2,856            218             -
1.65% ..........     4,056,097             -         29,684              -             -          3,320             39             -
1.70% ..........     1,795,743             -              -              -             -              -              -             -
1.75% ..........     2,066,003            18          6,832              -             1            971              -             -
1.80% ..........     1,536,118             -          3,233              -             -            528              -             -
1.85% ..........     2,268,795             -              -              -             -              -              -             -
1.90% ..........       618,698             -          3,083              -             -            330             93             -
1.95% ..........     1,290,602             -         22,479              -             -          5,750              -             -
2.00% ..........     1,362,973           518             25              -             -              -              -             -
2.05% ..........     1,571,520         1,435          6,756          1,033             -          5,014             29             -
2.10% ..........       901,050             -         16,061              -             -          1,227              -             -
2.15% ..........       297,674             -          3,416              -             -            583              -             -
2.20% ..........       841,719             -          7,202              -             -          3,711              -             -
2.25% ..........       146,861             -              -              -             -              -              -             -
2.30% ..........       127,044             -              -              -             -              -              -             -
2.35% ..........        42,195             -              -              -             -            226              -             -
2.40% ..........       202,843             -              -              -             -              -              -             -
2.45% ..........        91,075             -            151              -             -            327              -             -
2.50% ..........       118,199             -          3,839              -             -            558              -             -
2.55% ..........        17,618             -              -              -             -              -              -             -
2.60% ..........       173,253             -          6,304              -             -            110              -             -
2.65% ..........         5,180             -              -              -             -              -              -             -
2.70% ..........         4,776             -              -              -             -              -              -             -
2.85% ..........           263             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $ 184,417,351         9,796        141,604          5,839         1,750         30,493            950         2,353
                 ============= ============= ============== ============== ============= ============== ============== =============

                      AIMPreEq     AIMPreEq2       AlGrIncB      AlPremGrB   AISmCapValB      ACVPIncGr     ACVPIncGr2  ACVPInflaPro
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $         498             -              -              -             -        730,324              -        78,191
1.00% ..........             -             -              -              -             -        347,190              -        27,991
1.05% ..........             -             -              -              -             -         67,776              -         7,402
1.10% ..........           606             -              -              -             -        142,987              -        22,511
1.15% ..........           260             -              -              -             -         68,389              -        18,924
1.20% ..........             -             -              -              -             -        314,904              -       102,362
1.25% ..........           400             -              -              -            59         48,745              -         6,615
1.30% ..........             -             -              -              -             -         65,476              -        10,260
1.35% ..........           474             -              -              -             -         63,182              -        15,071
1.40% ..........           495             -              -              -             -        384,041              -        94,166
1.45% ..........             -             -              -              -             -        139,118              -        20,487
1.50% ..........             -         5,606         16,599          9,115        15,846         46,500         24,661         6,478
1.55% ..........         3,475             -              -              -             -        139,492              -        22,935
1.60% ..........             -         1,272          8,634          1,938         2,674         70,565          2,078        16,923
1.65% ..........             -         6,901         12,159         22,172        20,033         69,373         10,886        20,198
1.70% ..........             -             -              -              -             -         21,739              -         2,237
1.75% ..........             -           401          3,455          1,396         5,152         31,387          1,227         2,420
1.80% ..........             -           428          1,598          2,235         2,494         27,123            476         2,230
1.85% ..........             -             -              -              -             -         26,213              -           995
1.90% ..........             -           430             59            917         2,001         10,757            613            90
1.95% ..........             -         4,697          9,019         14,622        14,093          5,336          3,781         2,041
2.00% ..........             -             -              -             55           413         17,659            424         1,678
2.05% ..........             -         7,483          7,075          5,702        14,521         17,745          7,148         1,922
2.10% ..........             -         2,744          6,463          6,198        15,881          3,127         25,292         3,069

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             AIMPreEq     AIMPreEq2       AlGrIncB      AlPremGrB   AISmCapValB      ACVPIncGr     ACVPIncGr2  ACVPInflaPro
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.15% ..........             -           108            381              -         2,147          1,432            360             -
2.20% ..........             -         1,837          5,562          2,290         7,179          4,316          9,633         1,530
2.25% ..........             -             -              -              -             -            542              -           717
2.30% ..........             -             -              -              -             -            134              -           380
2.35% ..........             -           108            902            256         1,601             19            781            21
2.40% ..........             -             -              -              -             -            958              -            58
2.45% ..........             -         1,251            877            394         1,333            377              -            90
2.50% ..........             -           138          1,577            823         2,627            331            911             -
2.55%                        -             -              -              -             -              -              -             -
2.60% ..........             -           465          2,896          1,635         2,426          1,098          1,771            35
2.65% ..........             -             -              -              -             -              5              -             -
2.70% ..........             -             -              -              -             -            361              -             -
2.85%                        -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $       6,208        33,869         77,256         69,748       110,480      2,868,721         90,042       490,027
                 ============= ============= ============== ============== ============= ============== ============== =============

                       ACVPInt      ACVPInt3      ACVPUltra     ACVPUltra2       ACVPVal       ACVPVal2      BBTCapMgr     BBTLgCapV
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     388,561       173,355         41,900              -     1,330,685              -          1,754         8,794
1.00% ..........       198,640        50,680         10,973              -       441,226              -              -             -
1.05% ..........        36,212        13,018          1,987              -        90,447              -              -            33
1.10% ..........        37,278        41,958          8,423              -       356,311              -          3,263         6,876
1.15% ..........        16,269        22,693          7,476              -       188,983              -          2,870         3,618
1.20% ..........       175,114       115,376         30,577              -       741,932              -              9           169
1.25% ..........        19,106        10,025          3,537              -       101,861              -            301         1,161
1.30% ..........        34,640        10,009          1,384              -       204,784              -            563         1,103
1.35% ..........        15,867        19,563          4,137              -       173,517              -            519         1,620
1.40% ..........       126,336       115,807         29,426              -       946,987              -            231         6,898
1.45% ..........        83,536        21,921          8,942              -       306,332              -          1,166           757
1.50% ..........        26,199         8,494          1,851         17,767        93,671         42,175             68            70
1.55% ..........        35,406        29,806         17,836              -       455,798              -          2,481         8,843
1.60% ..........        12,018        27,996          7,127          1,117       186,802          6,503          3,316         2,172
1.65% ..........        18,057        17,883          8,200          8,939       132,735         14,745          2,085           290
1.70% ..........         3,666         8,265            984              -        56,761              -          6,685            52
1.75% ..........         4,225         7,581          5,821          3,115        67,509          5,178              3            21
1.80% ..........         3,066         7,592          2,092            464        51,525          8,533              -             -
1.85% ..........         4,989         9,234          3,618              -        83,018              -              -         1,159
1.90% ..........         1,442           948            156            349        16,516          7,822              -         1,462
1.95% ..........         7,261         2,568            518          6,813        11,868         18,115              -             -
2.00% ..........         2,000         1,827          2,785          1,280        55,399          3,459              -           576
2.05% ..........         3,580         9,550            196          4,253        50,879         12,027              -             -
2.10% ..........           278           313            622          4,015         7,891         11,707              -             -
2.15% ..........           112           857            549            179        14,555          1,660              -             -
2.20% ..........           774         1,464            466          5,118        19,541          9,735              -             -
2.25% ..........             -           282            101              -         4,052              -              -             -
2.30% ..........            11           281              -              -         8,495              -              -             -
2.35% ..........             -            39              -              -             -          2,038              -             -
2.40% ..........             -         1,518              -              -        15,734              -              -             -
2.45% ..........             -             -              -            213         3,053          2,615              -             -
2.50% ..........             -             -              -          1,177           588            704              -             -
2.55% ..........             -             -              -              -         2,298              -              -             -
2.60% ..........             -           635            171            287         2,058          3,107              -             -
2.65% ..........             -             -              -              -           357              -              -             -
2.70% ..........             -             -            161              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   1,254,643       731,538        202,016         55,086     6,224,168        150,123         25,314        45,674
                 ============= ============= ============== ============== ============= ============== ============== =============

                     BBTLgCoGr    BBTMdCapGr        CSGPVen       CSIntFoc       CSLCapV      DryELeadS    DrySmCapIxS     DrySRGroS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $       3,060         6,999         22,734         48,341        70,035              -        127,904             -
1.00% ..........             -             -          8,290         26,295        32,802              -         44,529             -
1.05% ..........            37            75          3,537          6,312        11,877              -          9,509             -
1.10% ..........         3,045         3,967            549            515         1,420              -         30,617             -
1.15% ..........           199           673             20             78           415              -         21,815             -
1.20% ..........             -           119          2,937          4,990        19,364              -         68,014             -
1.25% ..........           917           661             57            939         2,493              -         13,204             -
1.30% ..........           842           761            100            626         2,624              -         15,794             -
1.35% ..........           668           845            112            207           156              -         20,992             -
1.40% ..........         2,537         4,818             63             98         6,344              -         86,615             -
1.45% ..........           893           865              -             78         3,330              -         21,313             -
1.50% ..........            65            65              -            671         1,993          4,082          8,392           896

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            BBTLgCoGr    BBTMdCapGr        CSGPVen       CSIntFoc       CSLCapV      DryELeadS    DrySmCapIxS     DrySRGroS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.55% ..........         2,490         2,198              -              -           380              -         29,838             -
1.60% ..........         2,140         3,201              -             31           631          1,097         21,111            57
1.65% ..........            39           497              5            204           322          1,673         10,183         1,354
1.70% ..........            50            17              -              -            59              -          5,449             -
1.75% ..........           146           221              -              -           125          2,300          5,063            24
1.80% ..........            15             -              -              -           445            558          5,672             -
1.85% ..........         4,808         5,184              -              -            89              -          8,397             -
1.90% ..........             -         2,307              -              -            26            436          2,165            32
1.95% ..........             -             -              -              -             -          3,374          1,110           575
2.00% ..........           571             -              -              -            27            448          2,600             -
2.05% ..........         3,472           979              -              -             -          2,897          6,113           670
2.10% ..........             -             -              -              -            19          2,153            321         2,857
2.15% ..........             -             -              -              -             -            545            951           130
2.20% ..........             -             -              -              -             -          5,994            684            67
2.25% ..........             -             -              -              -             -              -            798             -
2.30% ..........             -             -              -              -             8              -            264             -
2.35% ..........             -             -              -              -             -              -            150             -
2.40% ..........             -             -              -              -             -              -             10             -
2.45% ..........             -             -              -              -             -            282              4           560
2.50% ..........             -             -              -              -             -              -              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -             -              -              -             -          1,286              -           433
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      25,994        34,452         38,404         89,385       154,984         27,125        569,581         7,655
                 ============= ============= ============== ============== ============= ============== ============== =============

                      DrySRGro      DryStkIx      DryVIFApp     DryVIFAppS   DryVIFDevLd   DryVIFIntVal     FedAmLeadS     FedCapApS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     451,265     3,425,695        564,609              -           587            792              -             -
1.00% ..........       212,040     1,774,559        253,008              -             -              -              -             -
1.05% ..........        40,468       319,609         64,074              -             -              -              -             -
1.10% ..........       125,140       588,603        100,470              -           338            600              -             -
1.15% ..........        36,137       325,296         54,023              -             -            521              -             -
1.20% ..........       152,265     1,266,573        241,272              -             -              -              -             -
1.25% ..........        22,630       177,697         34,492              -            21              -              -             -
1.30% ..........        30,013       284,023         49,703              -             -              -              -             -
1.35% ..........        17,237       250,832         46,082              -           217              -              -             -
1.40% ..........       181,575     1,416,163        235,088              -           302          1,613              -             -
1.45% ..........       109,682       585,561         49,179              -             -              -              -             -
1.50% ..........        19,324       140,300         21,878         10,323             -              -          3,041         2,129
1.55% ..........        39,532       493,245         72,622              -           751          1,770              -             -
1.60% ..........        19,461       268,588         41,193          5,390             -              -            137         4,522
1.65% ..........        27,273       135,016         34,768          7,803             -              -          1,563           711
1.70% ..........         9,272       142,757         10,143              -             -              -              -             -
1.75% ..........         4,152        83,394         10,207          3,089             -              -            574           115
1.80% ..........         4,153        71,349         11,806            801             -              -            218           349
1.85% ..........         6,891        73,026          9,992              -         4,354              -              -             -
1.90% ..........         1,917        25,718          4,622            918             -              -              -           711
1.95% ..........         4,686        30,771          2,516          5,275             -              -          1,653         6,355
2.00% ..........         4,841        40,532          5,178              -             -              -              -             -
2.05% ..........         3,968        62,913          8,337         17,526             -              -            506         2,429
2.10% ..........         1,062         7,018          1,648          4,646             -              -            974         2,669
2.15% ..........           391        14,973          2,908            131             -              -              -             -
2.20% ..........           937        13,877          1,224          6,167             -              -          2,035         3,581
2.25% ..........         1,227         1,849          1,334              -             -              -              -             -
2.30% ..........           176         3,783            375              -             -              -              -             -
2.35% ..........           281           585             30            381             -              -          1,503             -
2.40% ..........           131           307          2,021              -             -              -              -             -
2.45% ..........            33           738             15          2,099             -              -              -             -
2.50% ..........             -             -              -          1,233             -              -              -             -
2.55% ..........            22             -             28              -             -              -              -             -
2.60% ..........             -             -          1,466            467             -              -            243           316
2.65% ..........             1            70            102              -             -              -              -             -
2.70% ..........            99             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   1,528,282    12,025,420      1,936,413         66,249         6,570          5,296         12,447        23,887
                 ============= ============= ============== ============== ============= ============== ============== =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                     FedHiIncS     FedQualBd     FedQualBdS      FidVIPEIS     FidVIPEI2      FidVIPGrS      FidVIPGr2     FidVIPHIS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -       931,856              -      2,470,698             -      1,845,978              -       811,521
1.00% ..........             -       255,717              -      1,114,237             -      1,009,101              -       344,593
1.05% ..........             -        53,400              -        241,349             -        165,146              -        96,047
1.10% ..........             -       272,780              -        506,752             -        323,291              -       138,444
1.15% ..........             -       173,405              -        270,278             -        149,737              -        65,034
1.20% ..........             -       602,087              -      1,145,330             -        970,118              -       499,652
1.25% ..........             -        87,022              -        159,565             -        118,182              -        41,993
1.30% ..........             -       111,449              -        180,674             -        210,746              -        78,047
1.35% ..........             -       161,991              -        296,834             -        187,670              -        73,036
1.40% ..........             -       783,358              -      1,530,938             -      1,125,548              -       439,569
1.45% ..........             -       206,174              -        510,089             -        536,971              -       163,891
1.50% ..........        20,164        82,603         47,370        128,550        62,832        106,523         22,626        41,894
1.55% ..........             -       367,667              -        574,650             -        305,214              -       148,626
1.60% ..........         4,406       234,570         14,020        300,858        20,351        126,501         10,310        68,790
1.65% ..........        18,926        94,161         32,992        177,482        37,012        135,460         14,099        42,928
1.70% ..........             -        75,878              -         65,289             -        121,298              -        22,688
1.75% ..........         5,705       101,112         10,335         91,876        19,558         44,599          7,699        51,491
1.80% ..........         1,988        38,454          2,737         79,453        10,748         38,646          3,198        19,956
1.85% ..........             -        64,751              -        106,008             -         39,830              -        19,969
1.90% ..........           862        17,136          3,346         14,815        10,648         16,617          1,638         2,151
1.95% ..........         8,206         8,518         27,821         20,253        33,352         12,040          7,840         6,212
2.00% ..........           226        41,652            383         39,146         1,247         28,059            451        21,733
2.05% ..........        11,215        51,548         18,461         65,463        14,475         20,524         13,907        12,145
2.10% ..........        28,189         6,020         25,039          2,376        36,276          5,398          9,067         4,717
2.15% ..........         4,457         7,379          2,831          5,851           869          7,438            197         5,682
2.20% ..........         6,496        12,523         18,554         20,866        19,861          6,591         10,138         9,068
2.25% ..........             -         2,777              -          3,663             -          1,831              -           245
2.30% ..........             -         5,269              -          1,849             -            332              -           834
2.35% ..........           954            62            884             23           700             40            114             -
2.40% ..........             -         9,713              -            798             -             34              -           253
2.45% ..........         1,220            71          1,226          2,997         2,401              -          3,479            22
2.50% ..........         6,945           712          2,572              -         5,737            310          1,595             -
2.55% ..........             -           544              -            714             -              -              -           236
2.60% ..........         1,673         4,411         11,531          1,612        10,096          1,486          2,790             -
2.65% ..........             -           287              -             20             -             30              -            20
2.70% ..........             -           770              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals .......      $121,632     4,867,827        220,102     10,131,356       286,163      7,661,289        109,148     3,231,487
                 ============= ============= ============== ============== ============= ============== ============== =============

                     FidVIPOvS   FidVIPOvS2R     FidVIPOvSR     FidVIPConS    FidVIPCon2    FidVIPIGBdS    FidVIPGrOpS   FidVIPMCap2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     241,734             -        243,149      2,129,669             -         52,782        338,829             -
1.00% ..........       103,788             -         56,284      1,047,193             -         34,328        233,070             -
1.05% ..........        24,610             -          9,609        174,163             -          4,945         42,747             -
1.10% ..........        17,553             -         29,789        361,149             -         17,852         23,482             -
1.15% ..........         9,403             -         23,961        188,078             -          3,776          8,371             -
1.20% ..........       111,009             -        134,114        993,328             -         36,761         95,124             -
1.25% ..........        17,658             -          9,134        115,084             -          5,330         14,589           644
1.30% ..........        19,188             -         20,468        185,608             -          7,715         19,446             -
1.35% ..........        11,243             -         22,146        161,592             -          6,220          9,976             -
1.40% ..........        76,104             -        124,693      1,095,416             -         35,728         76,296             -
1.45% ..........        46,716             -         25,188        485,545             -         10,430         40,153             -
1.50% ..........         8,710        21,837          8,743        126,219        49,740          3,810          9,251        30,754
1.55% ..........        15,211             -         31,951        343,167             -          9,030         24,344             -
1.60% ..........         4,841         5,195         21,720        185,090        14,041         23,895          9,683        11,130
1.65% ..........         6,024        19,774         18,811        136,883        32,643          2,258         11,417        16,582
1.70% ..........         3,314             -          7,144         41,253             -          1,147          5,382             -
1.75% ..........         2,889         7,207          6,972         74,164        17,163          2,682          4,008         8,309
1.80% ..........         3,616         2,834         10,488         61,826         5,252          3,198          2,096         3,437
1.85% ..........         5,612             -          8,186         65,811             -          1,937          4,344             -
1.90% ..........         1,153         4,762          3,528         21,268         7,550            959          1,261         4,342
1.95% ..........         1,189        25,355            634         18,958        44,574             67          1,457        23,532
2.00% ..........         2,408         1,326          4,530         47,830         2,509            741          1,088         1,432
2.05% ..........         2,152        15,244          2,889         36,562        20,721          1,822          1,292        20,660
2.10% ..........           861        18,460          1,004          5,492        27,981            561            157        20,907
2.15% ..........             -           416          2,092          9,427           987             32          1,894           668
2.20% ..........           802        13,089          1,260          8,002        21,099              -            538        12,644
2.25% ..........            31             -            750          1,924             -            139             12             -
2.30% ..........             -             -          3,302          5,921             -              -             15             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            FidVIPOvS   FidVIPOvS2R     FidVIPOvSR     FidVIPConS    FidVIPCon2    FidVIPIGBdS    FidVIPGrOpS   FidVIPMCap2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.35% ..........             -           810              -            159         1,969              -             19           227
2.40% ..........             -             -          5,707         15,579             -              -              -             -
2.45% ..........             -         2,741             28            806           841              -              -         2,026
2.50% ..........             -         1,847              -          1,130         1,644              -              -         4,223
2.55% ..........             -             -            450          1,521             -              -              -             -
2.60% ..........             -         2,183            721          2,576         3,577              -              -         1,612
2.65% ..........             -             -            135            330             -              -              -             -
2.70% ..........             -             -            186            627             -              -              -             -
2.85% ..........             -             -              -             11             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     737,819       143,080        839,766      8,149,361       252,291        268,145        980,341       163,129
                 ============= ============= ============== ============== ============= ============== ============== =============

                    FidVIPValS   FidVIPValS2        FHCapAp       FHCoreEq  FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2  FrVIPForSec3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     143,214             -            341          1,356             -              -              -             -
1.00% ..........        59,978             -              -              -             -              -              -             -
1.05% ..........         5,585             -              -              1             -              -              -             -
1.10% ..........        28,062             -            119          5,618             -              -              -             -
1.15% ..........        21,300             -          1,348          1,671             -              -              -             -
1.20% ..........        75,779             -            170          1,658             -              -              -             -
1.25% ..........        12,822             -              -             70         1,817            611            677            53
1.30% ..........        13,824             -              -            148             -              -              -             -
1.35% ..........        21,855             -              -            292             -              -              -             -
1.40% ..........       120,625             -          1,552          2,856             -              -              -             -
1.45% ..........        89,616             -              -            379             -              -              -             -
1.50% ..........         4,906        11,283            348            300             -              -              -             -
1.55% ..........        47,355             -            225          3,314             -              -              -             -
1.60% ..........        22,576         2,855            192            516             -              -              -             -
1.65% ..........        11,064         2,226            368            898             -              -              -             -
1.70% ..........         9,680             -          2,477          1,982             -              -              -             -
1.75% ..........         7,466         2,880              -          1,838             -              -              -             -
1.80% ..........         4,414         1,204              -             18             -              -              -             -
1.85% ..........        11,677             -              -              -             -              -              -             -
1.90% ..........         1,103         1,365              -              -             -              -              -             -
1.95% ..........           767         7,474              -            100             -              -              -             -
2.00% ..........         9,584            21             51            899             -              -              -             -
2.05% ..........         1,377         3,835              -              -             -              -              -             -
2.10% ..........           915         7,488              -              -             -              -              -             -
2.15% ..........         3,050         1,302              -              -             -              -              -             -
2.20% ..........         1,190         3,111              -              -             -              -              -             -
2.25% ..........           915             -              -              -             -              -              -             -
2.30% ..........         2,064             -              -              -             -              -              -             -
2.35% ..........             6           214              -              -             -              -              -             -
2.40% ..........         5,302             -              -              -             -              -              -             -
2.45% ..........           128             -              -              -             -              -              -             -
2.50% ..........           185           746              -              -             -              -              -             -
2.55% ..........           452             -              -              -             -              -              -             -
2.60% ..........             -           760              -              -             -              -              -             -
2.65% ..........           150             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     738,986        46,764          7,191         23,914         1,817            611            677            53
                 ============= ============= ============== ============== ============= ============== ============== =============

                      GVITCVal   GVITIntVal2    GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITEmMrkts6    GVITFHiInc
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     169,589             -         52,502        724,164        15,216        102,487              -       528,886
1.00% ..........        88,912             -         16,263        287,767         2,873         45,842              -       212,352
1.05% ..........        17,685             -          2,963         49,137           489          5,572              -        46,935
1.10% ..........        22,572             -          7,032        192,301         3,302         19,902              -       124,236
1.15% ..........        25,803             -          9,584        114,055         1,033         14,576              -        82,061
1.20% ..........       125,344             -         33,585        375,452         2,089         49,623              -       337,980
1.25% ..........        19,444            33          1,515         55,392         1,966          6,137              -        44,055
1.30% ..........        15,450             -          4,362         66,513           528          8,407              -        76,642
1.35% ..........        28,332             -          4,037         91,198           573         17,388              -        74,442
1.40% ..........       114,304             -         46,600        512,553         7,189         58,961              -       332,516
1.45% ..........        60,904             -          8,057        224,393         2,296         70,078              -        90,821
1.50% ..........        24,919             -          3,263         51,071           554          5,182            266        30,108
1.55% ..........        33,304             -          7,838        237,236         2,715         29,929              -       140,409
1.60% ..........        33,520             -          4,528         98,571           797         15,217             23        56,753
1.65% ..........        39,200             -          3,191         68,608           656          8,019             99        28,970
1.70% ..........         4,504             -          1,478         27,836           680          4,400              -        41,578

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             GVITCVal   GVITIntVal2    GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITEmMrkts6    GVITFHiInc
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.75% ..........         8,917             -          1,822         39,611           773          7,834              -        32,620
1.80% ..........         8,329             -          1,402         28,368         1,021          4,692              -        23,495
1.85% ..........         5,467             -          1,103         62,092           968          7,749              -        31,251
1.90% ..........         1,363             -            834         11,953            32          2,174            105         6,274
1.95% ..........         1,874             -             83          7,827             -          2,385             22         3,299
2.00% ..........         4,263             -          1,169         33,841           264          6,606              -        16,356
2.05% ..........         3,822             -          2,565         37,467           553          2,769              -        12,786
2.10% ..........         1,228             -            168          3,989           259            254            154         2,604
2.15% ..........           527             -            184          6,239            21            710            276         4,901
2.20% ..........           494             -            205         14,179             -             71             14         2,526
2.25% ..........           380             -             13          3,317             -            534              -           404
2.30% ..........           292             -              -          6,463             -            678              -         2,152
2.35% ..........             -             -              -            136             -            111              -         1,402
2.40% ..........             3             -            110         15,347             -             21              -         4,008
2.45% ..........            38             -              -          2,354             -              -              -           103
2.50% ..........             -             -              -              -             -              -              -           380
2.55% ..........             -             -              -          1,258             -              -              -           295
2.60% ..........           921             -              -              -             -              -              -             -
2.65% ..........             -             -              -            313             -              -              -           110
2.70% ..........           266             -              -            129             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     861,970            33        216,456      3,451,130        46,847        498,308            959     2,393,710
                 ============= ============= ============== ============== ============= ============== ============== =============

                    GVITGlFin1    GVITGlFin3     GVITGlHlth    GVITGlHlth3    GVITGlTech    GVITGlTech3     GVITGlUtl1    GVITGlUtl3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -        27,516              -         63,614         7,406         40,534              -        22,516
1.00% ..........             -         8,570              -         28,055         4,909         32,966              -        11,867
1.05% ..........             -         2,450              -          4,134           274          2,327              -         2,558
1.10% ..........             -         4,445              -         13,053         3,108          8,650              -         2,065
1.15% ..........             -         3,341              -         12,737           930          4,673              -         4,515
1.20% ..........             -        10,663              -         30,134         5,132         18,356              -        13,387
1.25% ..........            549          758          1,173          3,022           973          2,516            781           597
1.30% ..........             -         1,795              -          4,609           346          5,657              -         2,061
1.35% ..........             -         2,725              -          5,270           350          2,693              -         1,553
1.40% ..........             -        17,374              -         40,327         7,501         25,643              -        15,359
1.45% ..........             -         2,538              -         28,157         2,679         52,669              -         5,376
1.50% ..........             -           741              -          8,630           710          1,896              -           645
1.55% ..........             -         5,691              -         25,512         3,765         23,176              -         8,242
1.60% ..........             -         4,000              -         10,351           839          8,540              -         3,746
1.65% ..........             -         1,870              -         11,855           332          4,660              -           836
1.70% ..........             -           813              -          3,087           381          4,485              -           875
1.75% ..........             -         1,846              -          7,127           266          3,918              -         1,182
1.80% ..........             -           823              -          5,732           313          2,697              -           318
1.85% ..........             -         1,124              -          3,014           699          4,644              -         1,125
1.90% ..........             -         1,121              -          1,492           144            586              -           298
1.95% ..........             -         1,652              -          4,242            12          1,313              -           735
2.00% ..........             -         1,067              -          4,342           222          2,657              -           539
2.05% ..........             -         1,173              -          4,980            44          2,161              -         1,543
2.10% ..........             -            32              -          1,503            19            433              -           186
2.15% ..........             -            12              -            250             -            813              -           154
2.20% ..........             -           112              -          2,014           201            401              -            49
2.25% ..........             -           237              -            561             -            333              -           463
2.30% ..........             -             -              -            410             -            536              -            76
2.35% ..........             -             -              -          1,447             -             55              -             -
2.40% ..........             -             -              -            135             -             36              -           146
2.45% ..........             -             -              -            262             -            331              -             -
2.50% ..........             -             -              -              -             -              -              -             -
2.55% ..........             -             -              -            226             -             13              -            22
2.60% ..........             -            57              -          2,157             -              -              -             -
2.65% ..........             -             -              -             29             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
Totals ......... $         549       104,546          1,173        332,470        41,555        260,368            781       103,034
                 ============= ============= ============== ============== ============= ============== ============== =============

                     GVITGvtBd    GVITGvtBd2     GVITGrowth      GVITIDAgg     GVITIDCon      GVITIDMod   GVITIDModAgg  GVITIDModCon
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $   2,101,328             -        386,311        112,936       239,291        648,976        283,538       314,036
1.00% ..........       950,406             -        219,846         23,895        48,160        199,080         85,116        85,107
1.05% ..........       209,975             -         44,565          4,349        12,156         38,922          8,139        15,431
1.10% ..........       460,108             -         37,511         28,140        65,420        282,876        138,782       139,060

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            GVITGvtBd    GVITGvtBd2     GVITGrowth      GVITIDAgg     GVITIDCon      GVITIDMod   GVITIDModAgg  GVITIDModCon
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.15% ..........       235,680             -         18,766         31,917        61,319        228,759        145,917        99,829
1.20% ..........       859,562             -         58,684         56,023       164,150        363,913        154,394       171,559
1.25% ..........       121,076             -         11,060         59,994        32,066        171,902         74,280        71,355
1.30% ..........       135,668             -         28,359          9,911        21,378         68,083         17,552        25,082
1.35% ..........       188,317             -          8,736         17,784        34,359         97,218         56,935        50,226
1.40% ..........     1,222,630             -         71,502         98,821       195,253        787,431        385,457       333,614
1.45% ..........       364,997             -         32,593         17,328        50,200        163,255         81,871        61,385
1.50% ..........       120,354        72,495          4,909         17,222        60,095        174,801         89,905       103,776
1.55% ..........       604,071             -         16,726         46,563       125,065        331,805        142,780       163,928
1.60% ..........       236,621        14,711          5,540         30,226       124,998        308,167        180,924       168,486
1.65% ..........       137,543        56,013          6,823         37,263        62,504        138,715         97,273        68,145
1.70% ..........        71,416             -          3,537          8,539        13,077         62,622         27,530        28,138
1.75% ..........       102,504        14,506          3,193         10,809        46,541        173,308         68,930        83,762
1.80% ..........        83,105         6,400          1,500         17,737         9,711         49,825         24,785        37,798
1.85% ..........        77,983             -          4,801         18,549        31,018        114,917         61,790        39,445
1.90% ..........        17,124         8,670            587          2,330           174         13,333         21,168         5,115
1.95% ..........        17,781        48,497             90         37,831        11,252         82,436         50,571        22,331
2.00% ..........        66,613           970          2,675          8,201        13,436         45,195         47,505        19,928
2.05% ..........        57,754        22,867            418         22,780        14,702         87,918         40,473        32,897
2.10% ..........         9,485        53,746             89          8,794        21,496         90,391         37,232        30,854
2.15% ..........         8,688         1,326            659          1,919         4,214         27,058         15,142        19,250
2.20% ..........         7,431        26,447            966         25,925         8,854         83,654         65,137        44,490
2.25% ..........         4,586             -            661          1,532         3,449         18,612          8,549         3,309
2.30% ..........         7,628             -             54          2,904           401          8,137         10,722         1,898
2.35% ..........            14           952             11            604           176          6,480          1,230           139
2.40% ..........         9,221             -              -          2,177         1,065         15,173         11,400         2,402
2.45% ..........         2,034         3,304            229          1,211            74          3,823          2,189         2,202
2.50% ..........             3         4,437              4             11           205         17,506          4,026        12,470
2.55% ..........           743             -              -            231             -          1,280          1,115             -
2.60% ..........           330         8,228              -         14,909         5,783          3,167         12,130        10,674
2.65% ..........           337             -              -             60            66            223            401            68
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -            218             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   8,493,116       343,569        971,405        779,425     1,482,108      4,908,961      2,455,106     2,268,189
                 ============= ============= ============== ============== ============= ============== ============== =============

                    GVITIntGro   GVITIntGro3    GVITIntVal6      GVITJPBal   GVITSMdCpGr      GVITMyMkt     GVITNWFund   GVITNWFund2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $       3,130        12,048              -        454,777       239,545      1,804,833      1,728,475             -
1.00% ..........           659         2,036              -        206,313       102,159        743,017        962,918             -
1.05% ..........           430         1,031              -         41,399        18,225        190,499        147,852             -
1.10% ..........           316         3,223              -         88,522        53,907        295,711        225,242             -
1.15% ..........           478         2,752              -         47,396        26,827        154,006         77,307             -
1.20% ..........         1,062         8,836              -        215,710       151,926      1,202,944        277,705             -
1.25% ..........           423         1,277            587         23,493        17,225        112,022         55,335             -
1.30% ..........           580           505              -         37,885        34,433        168,674         50,395             -
1.35% ..........           383         2,361              -         46,970        19,367        207,628         51,360             -
1.40% ..........         2,799        12,742              -        288,699       169,325      1,276,293        481,012             -
1.45% ..........            90         4,343              -        108,794        91,650        593,251        233,455             -
1.50% ..........           143         1,645            192         24,303        20,271        174,080         48,944         8,504
1.55% ..........           944         4,144              -        121,417        65,170        523,525        141,551             -
1.60% ..........         1,374         6,012            548         40,325        30,386        224,554         48,227         1,873
1.65% ..........           140         2,415             83         24,642        15,332        155,657         44,512         4,678
1.70% ..........             -           769              -         11,423         8,144         81,632         25,023             -
1.75% ..........             -           339            335         21,908         6,616         74,915         14,020         1,659
1.80% ..........           184           899              -         10,070         9,616         53,848          9,831         1,161
1.85% ..........           418           768              -         15,678        13,808         83,684         22,733             -
1.90% ..........           135            21              6          3,117         4,844         18,135          5,640           767
1.95% ..........             -             -             42          5,447         2,143         32,075          4,460         2,280
2.00% ..........             -           294              -         11,559         8,299         42,279         10,357             -
2.05% ..........             -           671             39          5,250         6,757         37,585          6,098         2,424
2.10% ..........            12           263            146            878         1,740         38,704          2,957         2,302
2.15% ..........             -            22              -          4,690         2,365         10,242          3,063             -
2.20% ..........             -             -             26          1,726           793         24,030          2,931         5,048
2.25% ..........             -             -              -            481         1,511          1,921            645             -
2.30% ..........             -             -              -          4,402         1,025          4,157          1,140             -
2.35% ..........             -             -              -             57            27          1,303             57             -
2.40% ..........             -             -              -         10,356         2,026          1,019            334             -
2.45% ..........             -             -              -              -            57          2,548            449           567
2.50% ..........             -             -              -              -             -          1,208             57        14,624

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued           GVITIntGro   GVITIntGro3    GVITIntVal6      GVITJPBal   GVITSMdCpGr      GVITMyMkt     GVITNWFund   GVITNWFund2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.55% ..........             -             -              -            933           220              2             21             -
2.60% ..........             -             -              -             44             -          1,244              -           378
2.65% ..........             -             -              -            234            47              -             26             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      13,700        69,416          2,004      1,878,898     1,125,786      8,337,225      4,684,132        46,265
                 ============= ============= ============== ============== ============= ============== ============== =============

                      GVITLead     GVITLead3    GVITNStrVal    GVITSmCapGr  GVITSmCapGr2   GVITSmCapVal  GVITSmCapVal2    GVITSmComp
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -        13,491         20,587        216,188             -      1,373,498              -       992,503
1.00% ..........             -         8,074          9,302         74,832             -        444,190              -       413,093
1.05% ..........             -           664          2,672         11,471             -         90,411              -        68,134
1.10% ..........             -         2,205            497         71,871             -        293,008              -       178,092
1.15% ..........             -         1,386            224         35,848             -        137,777              -        90,470
1.20% ..........             -         7,379          5,411        143,122             -        578,803              -       463,862
1.25% ..........            44         2,708            561         20,522             -         78,738              -        55,804
1.30% ..........             -         1,446          1,063         32,424             -         98,568              -        90,466
1.35% ..........             -         2,469            239         33,290             -        135,752              -        79,734
1.40% ..........             -        11,164          1,494        199,095             -        754,407              -       504,049
1.45% ..........             -         4,441          1,993         92,248             -        280,321              -       197,893
1.50% ..........             -           934          1,067         20,417         9,736         63,938         14,576        48,083
1.55% ..........             -         5,668            108         76,666             -        321,134              -       160,025
1.60% ..........             -         6,081              -         42,376           585        138,004          3,090        79,733
1.65% ..........             -         3,353            251         27,070         3,980         99,325          9,221        89,312
1.70% ..........             -           244              3         21,363             -         55,376              -        25,997
1.75% ..........             -             7              -         12,116         2,211         57,281          2,468        28,613
1.80% ..........             -           374             33         10,869           435         38,757            803        30,779
1.85% ..........             -            44            190         21,758             -         74,004              -        56,051
1.90% ..........             -             -             16          3,361           440         15,840          1,544         7,549
1.95% ..........             -            19              -          1,568         5,313         17,120          5,938         9,137
2.00% ..........             -            36             10         11,151            10         72,465            125        17,335
2.05% ..........             -         2,148              -          9,882         3,987         35,171          5,801        23,226
2.10% ..........             -             -              9          2,121         5,101          5,214          6,510         2,702
2.15% ..........             -             -              -          1,093           315          6,980          1,095         3,154
2.20% ..........             -            53              -          2,850         1,489         20,104          4,802         3,961
2.25% ..........             -            29              -            936             -          2,798              -         1,846
2.30% ..........             -             -              -            390             -          3,936              -         2,488
2.35% ..........             -             -              -            115           794            224             10             -
2.40% ..........             -            29              -            299             -          1,314              -         5,889
2.45% ..........             -             -              -              -           170          2,323              -             4
2.50% ..........             -             -              -              -             -              -             76           134
2.55% ..........             -             -              -              2             -            255              -           722
2.60% ..........             -             -              -              -           611              -            596             -
2.65% ..........             -             -              -             50             -             53              -           128
2.70% ..........             -             -              -              -             -              -              -           133
2.85% ..........             -             -              -              -             -             11              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $          44        74,446         45,730      1,197,364        35,177      5,297,100         56,655     3,731,101
                 ============= ============= ============== ============== ============= ============== ============== =============

                   GVITSmComp2   GVITTGroFoc   GVITTGroFoc3      GVITUSGro    GVITUSGro3 GVITVKMultiSec      GVITWLead    GVITWLead3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -         1,646          3,003              -        59,679        514,703         86,007        15,484
1.00% ..........             -           664          2,691              -        40,842        208,848         36,964         7,638
1.05% ..........             -             6            343              -         2,131         46,734         10,451           785
1.10% ..........             -           393            545              -        18,074         83,393          8,234         2,151
1.15% ..........             -           243            202              -         7,992         42,474          2,762         2,072
1.20% ..........             -           681          1,825              -        34,663        227,173         23,122         5,671
1.25% ..........             -           115             48          1,813         3,406         28,050          4,324         1,113
1.30% ..........             -            16          2,596              -         8,140         43,442         12,012         3,957
1.35% ..........             -           219            442              -         6,309         48,561          3,306         2,390
1.40% ..........             -           675          3,441              -        47,431        321,737         24,351        10,284
1.45% ..........             -           304            525              -        30,207        110,223          8,931         4,419
1.50% ..........        16,166           254            554              -        15,868         46,084          1,395           456
1.55% ..........             -           474            576              -        20,136        101,420          6,922         4,232
1.60% ..........         8,201           100            328              -        13,351         50,515          2,019         1,315
1.65% ..........         4,531            53            442              -         7,453         48,607          2,206         1,421
1.70% ..........             -            32             70              -         4,060         18,843            247         1,828
1.75% ..........         3,636             -              -              -         7,567         24,303            557           437
1.80% ..........         4,565             -            138              -         3,882         14,075          2,519           527
1.85% ..........             -            88             30              -         3,365         14,990          2,352           637
1.90% ..........         4,838             -              4              -           876          5,751            165           378

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          GVITSmComp2   GVITTGroFoc   GVITTGroFoc3      GVITUSGro    GVITUSGro3 GVITVKMultiSec      GVITWLead    GVITWLead3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.95% ..........         8,110             -              -              -         4,093         18,704              9           222
2.00% ..........         2,271            12              8              -         8,663         10,402             61         4,391
2.05% ..........         7,620            98              -              -         3,777         23,238          1,350             -
2.10% ..........         6,880             -              -              -           751          9,156            323           122
2.15% ..........           450             -              -              -           384          6,319              -         1,917
2.20% ..........         8,635             -              -              -           200         13,369            897            53
2.25% ..........             -             -              -              -            44            297             12           297
2.30% ..........             -             -              -              -            69          3,258              -         3,666
2.35% ..........             -             2              1              -             -          1,036             19             -
2.40% ..........             -             -              -              -           339          4,447              -        10,157
2.45% ..........         1,875             -             73              -            71          2,834              -             -
2.50% ..........         1,464             -              -              -             -            878            157             -
2.55% ..........             -             -              -              -             -            292              -           539
2.60% ..........         2,317             -              -              -         1,195          3,943              -             -
2.65% ..........             -             -              -              -             -            110              -           209
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      81,559         6,075         17,885          1,813       355,018      2,098,209        241,674        88,768
                 ============= ============= ============== ============== ============= ============== ============== =============

                        JanBal      JanCapAp    JanGlTechS2      JanGlTech   JanIntGroS2      JanIntGro     JanRMgCore   JPMSTMidCap
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -       464,971         39,002        120,948       110,791        251,452         10,110        12,935
1.00% ..........             -       221,526         15,279         65,243        34,380        130,592          1,460         5,641
1.05% ..........             -        31,812          3,204          8,875        10,678         13,755            157         1,171
1.10% ..........             -       101,978         13,311         19,552        45,081         54,509            186         1,842
1.15% ..........             -        53,811          6,324         11,304        21,191         30,261             49           874
1.20% ..........             -       369,854         31,415         86,135        91,742        217,209          6,461         8,590
1.25% ..........         1,049        46,431          8,490         10,845        18,989         21,827            104         1,040
1.30% ..........             -       108,217          4,733         16,968        12,227         38,187             22           656
1.35% ..........             -        54,577          7,376          7,633        22,183         17,224             51         1,303
1.40% ..........             -       575,193         42,248        146,943       108,797        281,339          8,631        12,485
1.45% ..........             -       341,750         17,144         92,951        48,950        198,239          1,770         4,543
1.50% ..........             -        63,246          3,539         19,141        11,819         43,064             56           347
1.55% ..........             -       153,366         17,732         25,141        33,121         60,316            957         2,998
1.60% ..........             -        66,792          6,777         11,591        26,921         23,093            797           516
1.65% ..........             -        79,242          9,533         15,756        22,216         25,186            573           601
1.70% ..........             -        34,421          6,218          4,991        20,147         15,106              4           306
1.75% ..........             -        18,031          1,977            872        10,226          5,616          1,184           245
1.80% ..........             -        24,376          3,163          2,972         6,538         13,604             46           368
1.85% ..........             -        26,727          2,591          2,743        10,524         14,705             29           378
1.90% ..........             -        15,898            746          2,972         4,202          3,097          1,054           128
1.95% ..........             -        15,730            226          2,285         2,419          4,810              -             5
2.00% ..........             -        13,495          2,276          1,810         3,725          8,426             49            24
2.05% ..........             -        11,795          1,879          3,314         6,805          3,737            194           737
2.10% ..........             -         2,851            341            757           729          1,928              1           269
2.15% ..........             -         4,121            718            310           191            405              -            78
2.20% ..........             -         3,071            198            772            84          2,356              -            68
2.25% ..........             -         1,181            238             38            25            481              7             3
2.30% ..........             -           151            177             15            33             62              -           440
2.35% ..........             -            52              5             16             -             27            180             -
2.40% ..........             -         1,314             31              -           112              -              -            10
2.45% ..........             -             8              -              4             -              8              -           192
2.50% ..........             -           700              -              -            37             80              -             -
2.55% ..........             -             -              -              -             -              -              -            13
2.60% ..........             -           832              -              -             -              -              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -           231              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $       1,049     2,907,751        246,891        682,897       684,883      1,480,701         34,132        58,806
                 ============= ============= ============== ============== ============= ============== ============== =============

                   MFSInvGrStS  MFSMidCapGrS    MFSNewDiscS        MFSValS     NBAMTFasc     NBAMTFocus     NBAMTGuard     NBAMTLMat
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -             -              -              -             -              -        323,577        96,563
1.00% ..........             -             -              -              -             -              -        146,119        26,411
1.05% ..........             -             -              -              -             -              -         37,399         5,625
1.10% ..........             -             -              -              -             -              -         59,460        18,969
1.15% ..........             -             -              -              -             -              -         34,828         8,404
1.20% ..........             -             -              -              -             -              -        130,373        91,780
1.25% ..........           785             -              -            266           192              -         23,743         4,436
1.30% ..........             -             -              -              -             -              -         28,812         4,889

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          MFSInvGrStS  MFSMidCapGrS    MFSNewDiscS        MFSValS     NBAMTFasc     NBAMTFocus     NBAMTGuard     NBAMTLMat
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.35% ..........             -             -              -              -             -              -         38,940        15,154
1.40% ..........             -             -              -              -             -              -        163,440        62,796
1.45% ..........             -             -              -              -             -              -         71,554        19,253
1.50% ..........             -        15,120          5,567          8,847         9,388          3,213         17,715        10,026
1.55% ..........             -             -              -              -             -              -         77,833        29,232
1.60% ..........             -         3,746          1,204          2,590         1,098             93         44,057        11,775
1.65% ..........             -        11,557          6,269         11,632         2,311          1,290         22,171         6,786
1.70% ..........             -             -              -              -             -              -         13,028         2,140
1.75% ..........             -         4,735          1,664          4,878           970            462         11,243         2,194
1.80% ..........             -         2,909            706            157             -              -          6,422         6,256
1.85% ..........             -             -              -              -             -              -         15,248         2,084
1.90% ..........             -         2,974          1,759          1,898           224            389          4,498           262
1.95% ..........             -         8,536          6,616          7,916         4,197          2,384          2,998           695
2.00% ..........             -         1,927             12          1,170           377              -         17,641           227
2.05% ..........             -         9,649          2,951          9,206         6,359          1,635         11,224         1,353
2.10% ..........             -         7,245          3,288          3,138         1,499          2,811          1,025         6,436
2.15% ..........             -           485            476          1,982           309            687          1,376             -
2.20% ..........             -         4,111          3,341          5,772         2,510          3,667          1,394         1,227
2.25% ..........             -             -              -              -             -              -             73             -
2.30% ..........             -             -              -              -             -              -            457             -
2.35% ..........             -           201            391          2,045             -          1,194              -            33
2.40% ..........             -             -              -              -             -              -             56             -
2.45% ..........             -           826            386            848           787              -              -             -
2.50% ..........             -         1,456          1,398            201           423            373              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -         2,840            127            720           142            637              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $         785        78,317         36,155         63,266        30,786         18,835      1,306,704       435,006
                 ============= ============= ============== ============== ============= ============== ============== =============

                     NBAMTMCGr     NBAMTPart     NBAMSocRes      OppAggGro      OppCapAp      OppCapApS      OppGlSec3      OppGlSec
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     462,602       418,457            551        594,125     1,293,083              -        340,931       420,820
1.00% ..........       221,236       238,125            689        280,872       542,703              -         96,807       107,254
1.05% ..........        37,671        43,902             30         48,280        85,242              -         13,154        18,566
1.10% ..........       110,881        49,848            297        153,227       353,678              -         93,766       135,418
1.15% ..........        47,707        15,490             56         55,775       184,051              -         61,619        73,922
1.20% ..........       248,770       133,790          1,142        242,676       590,304              -        199,413       329,908
1.25% ..........        35,410        13,664             22         47,933        97,629              -         22,841        45,958
1.30% ..........        44,965        16,995            244         56,050       120,649              -         34,455        59,617
1.35% ..........        38,106        20,840              9         37,250       147,064              -         52,751        81,712
1.40% ..........       329,184       146,703            823        335,167       778,129              -        296,072       372,553
1.45% ..........       199,098        71,028            135        210,798       350,202              -         75,760       119,207
1.50% ..........        32,813        10,132             18         40,414        87,679         27,432         40,184        36,751
1.55% ..........       117,519        73,718            122         87,902       338,342              -        112,131       148,726
1.60% ..........        52,832        15,929            121         36,197       163,092         10,967         65,005        77,078
1.65% ..........        41,770        21,931            121         60,327       144,553         14,493         43,894        84,797
1.70% ..........        21,757         6,714              1         33,788        78,593              -         14,106        25,521
1.75% ..........        21,635         4,378              -         10,331        53,098          7,587         25,996        30,713
1.80% ..........        11,243         6,597              -         14,813        48,212          9,009         21,768        36,047
1.85% ..........        12,884         3,527              -         21,102        83,350              -         30,718        22,391
1.90% ..........         7,236         1,195              -          5,559        17,524          3,737         10,435         8,943
1.95% ..........         4,333           152             14          5,901         9,829         16,230         12,803         9,635
2.00% ..........         6,692         3,317            259          8,174        42,513            495          6,072        13,723
2.05% ..........        12,561         4,300              -          5,885        38,734         13,183         19,264        22,757
2.10% ..........         2,868           276              5          2,066         3,687         10,877         10,914         1,759
2.15% ..........         1,788           169              -            357         4,807          1,269          1,918         1,248
2.20% ..........         4,976           850            344          3,537         7,487          8,914         10,995         2,299
2.25% ..........           503            72              -            421         2,833              -            121         1,140
2.30% ..........           106            36              -            131           668              -             70           336
2.35% ..........            89            26              -              3            95              -             60             -
2.40% ..........             3             -              -              5         2,585              -            241         1,094
2.45% ..........             -             -              -              -           591            294          1,873             -
2.50% ..........             -             -              -            112           437          6,108            438             8
2.55% ..........             -             -              -              -           454              -              -           502
2.60% ..........             -             -              -             72             -          3,819          2,859             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            NBAMTMCGr     NBAMTPart     NBAMSocRes      OppAggGro      OppCapAp      OppCapApS      OppGlSec3      OppGlSec
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.65% ..........             9             -              -              9           415              -             54            73
2.70% ..........             -             -              -            512           108              -              -           126
2.85% ..........             -             -              -              -             -              -              -            11
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   2,129,247     1,322,161          5,003      2,399,771     5,672,420        134,414      1,719,488     2,290,613
                 ============= ============= ============== ============== ============= ============== ============== =============

                     OppGlSecS   OppHighIncS      OppMSFund     OppMSFundS   OppMSSmCapS    OppStratBdS      PVTGroInc        StOpp2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -             -        964,540              -             -              -              -       453,138
1.00% ..........             -             -        458,263              -             -              -              -       110,277
1.05% ..........             -             -         85,104              -             -              -              -        20,176
1.10% ..........             -             -        211,324              -             -              -              -       165,676
1.15% ..........             -             -        106,609              -             -              -              -       103,168
1.20% ..........             -             -        519,626              -             -              -              -       399,646
1.25% ..........             -           482         81,734              -           300              -             86        50,816
1.30% ..........             -             -        118,392              -             -              -              -        54,450
1.35% ..........             -             -        119,992              -             -              -              -        90,470
1.40% ..........             -             -        767,479              -             -              -              -       401,706
1.45% ..........             -             -        387,916              -             -              -              -       144,317
1.50% ..........        16,965             -         85,290         30,748             -         13,039              -        42,326
1.55% ..........             -             -        272,884              -             -              -              -       216,435
1.60% ..........        11,873             -        134,028          6,154             -         11,438              -        94,808
1.65% ..........         9,134             -         94,242         42,905             -         15,711              -        82,227
1.70% ..........             -             -         28,426              -             -              -              -        39,297
1.75% ..........         8,164             -         39,951          8,411             -          5,049              -        38,991
1.80% ..........         5,821             -         54,917          2,506             -          1,879              -        46,727
1.85% ..........             -             -         46,637              -             -              -              -        30,587
1.90% ..........         2,630             -         10,976          2,860             -          2,599              -         5,075
1.95% ..........        16,585             -          9,524          9,529             -         14,998              -        10,381
2.00% ..........           645             -         23,601          1,604             -             34              -        18,105
2.05% ..........        16,073             -         16,387         12,336             -          5,676              -        24,125
2.10% ..........        15,716             -          4,162         23,399             -         11,859              -         1,455
2.15% ..........         1,045             -          3,945            913             -          1,363              -         3,375
2.20% ..........        14,303             -          8,013         13,156             -          4,039              -         6,212
2.25% ..........             -             -          1,900              -             -              -              -         1,339
2.30% ..........             -             -          1,016              -             -              -              -           335
2.35% ..........           693             -            231            293             -            421              -             -
2.40% ..........             -             -          1,244              -             -              -              -         1,620
2.45% ..........         1,633             -            107            325             -          1,395              -           465
2.50% ..........           754             -            356            126             -            139              -           532
2.55% ..........             -             -              -              -             -              -              -           709
2.60% ..........         1,066             -          1,362          1,995             -          1,061              -         1,953
2.65% ..........             -             -             58              -             -              -              -            65
2.70% ..........             -             -              -              -             -              -              -           556
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     123,100           482      4,660,236        157,260           300         90,700             86     2,661,540
                 ============= ============= ============== ============== ============= ============== ============== =============

                  VEWrldEMktR1    VEWrldEMkt    VEWrldHAsR1      VEWrldHAs        VKCom2        VKEmGr2     VKCorPlus2       VKEmMkt
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $      10,136       147,050         15,214        109,941             -              -              -       150,983
1.00% ..........         3,598        69,090          9,129         40,749             -              -              -        50,830
1.05% ..........         1,676        12,382          1,576          7,717             -              -              -         9,486
1.10% ..........           727        13,582          1,052          9,268             -              -              -        19,958
1.15% ..........           459         4,185          2,008          6,004             -              -              -        13,026
1.20% ..........         4,452        68,110         11,886         55,696             -              -              -        85,408
1.25% ..........           961         8,106            158          3,354             -              -             23        11,249
1.30% ..........         2,438        10,550            844          2,997             -              -              -         6,767
1.35% ..........         1,284         9,195            689          5,733             -              -              -        10,734
1.40% ..........         8,613        70,058          8,115         46,302             -              -              -        84,197
1.45% ..........         2,856        30,345          3,209         18,027             -              -              -        23,021
1.50% ..........           316         6,668            118          1,801        40,450          5,633          1,130         7,332
1.55% ..........         1,656        15,990          2,203         14,401             -              -              -        32,542
1.60% ..........           807         6,889            144          4,429        21,441          3,411            484        27,238
1.65% ..........           950         8,077            608          5,217        40,195          3,650          1,585        10,661
1.70% ..........           439         2,028            274          1,533             -              -              -         3,483
1.75% ..........            73         1,741              9            712        20,076          3,459              -        13,754
1.80% ..........           430         3,020            391          1,773         7,992          2,891             26         3,095
1.85% ..........           784         2,096             96          1,419             -              -              -         9,916
1.90% ..........            43         2,157            248          1,148         9,885          2,205            638         3,234
1.95% ..........            18           422            113             21        45,984          7,150            584           381
2.00% ..........            24         1,971            415            912           415            790              -         5,620

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued         VEWrldEMktR1    VEWrldEMkt    VEWrldHAsR1      VEWrldHAs        VKCom2        VKEmGr2     VKCorPlus2       VKEmMkt
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.05% ..........           319         1,984             24          1,243        36,977          6,914            141         4,408
2.10% ..........             -           269              -              -        44,367          5,531              -           224
2.15% ..........             -           227             23            109         5,359            565              -         1,229
2.20% ..........             -           474             28             34        32,953          7,607              -         2,024
2.25% ..........             -             -              -              -             -              -              -           155
2.30% ..........             -            26          1,006             31             -              -              -            61
2.35% ..........             -             -              -              -         2,661            560              -             -
2.40% ..........             -             -            191            177             -              -              -           649
2.45% ..........             -             -              -              -         3,494            742            135           263
2.50% ..........             -             -              -              -         2,759            184              -             -
2.55% ..........             -             -              4             12             -              -              -             -
2.60% ..........             -             -              -              -        10,211            130              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      43,059       496,692         59,775        340,760       325,219         51,422          4,746       591,928
                 ============= ============= ============== ============== ============= ============== ============== =============

                     VKMidCapG   VKUSRealEst     VicDivrStk      VicInvQBd    VicSmCoOpp      WRAsStrat          WRBal         WRBnd
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $      37,739       755,823          5,403              -           954        196,550        184,418       197,255
1.00% ..........        14,742       240,690          4,896              -           725          3,599          2,342         3,560
1.05% ..........         3,272        47,166            530              -             -          2,220          2,817         5,329
1.10% ..........         8,942       137,519         17,397              -           454        241,514        161,496       183,293
1.15% ..........         6,953        83,868          5,720              -         1,810        124,314         92,032        84,244
1.20% ..........        46,710       366,460         35,562          8,325         5,707          9,203          5,038         7,029
1.25% ..........         4,913        41,723          5,913             62           194         17,061         15,828        17,659
1.30% ..........         4,672        50,124            719              -            56          2,728          1,888         3,221
1.35% ..........        13,869        66,323            283              -             -          9,013          4,213         4,775
1.40% ..........        41,545       473,850         11,939              -         1,339        382,840        307,298       343,576
1.45% ..........        19,626       125,910         90,184              -         4,388         46,395         35,837        26,643
1.50% ..........        12,371        51,260          1,108            199           240         18,607          9,054        19,200
1.55% ..........        13,119       216,954         39,256              -         5,410        321,188        224,515       230,281
1.60% ..........         3,372       105,982          7,734              -         1,962        157,175         99,608       101,189
1.65% ..........        23,008        67,211          2,873            242           357         23,428         17,710        15,763
1.70% ..........         1,666        20,746          3,207              -           106         16,652         15,664        20,134
1.75% ..........         5,906        44,110          8,468              -             -          2,441          9,408         4,990
1.80% ..........         5,488        24,352            579              -             -         11,408         11,637         6,086
1.85% ..........         3,635        51,273          1,317              -             -         46,750         25,204        30,368
1.90% ..........           606        11,832            197              -             -          8,595          6,182         5,853
1.95% ..........           582        21,717              -              -             -         15,575          7,836        14,103
2.00% ..........           319        31,019            805              -           140         26,187         17,661        13,889
2.05% ..........         3,346        32,053          5,852              -           654         10,728          8,418         5,660
2.10% ..........           343        17,814              -              -             -          3,190          1,375         1,334
2.15% ..........            34         8,697          4,131              -             -          1,480            316            18
2.20% ..........         2,389        24,227              -              -             -             72            601           701
2.25% ..........             9         3,379              -              -             -          3,370          1,366         3,209
2.30% ..........             -         7,729              -              -             -            430            380           313
2.35% ..........             -         1,166              -              -             -              -             69             -
2.40% ..........             3        17,364              -              -             -          7,016          1,650             -
2.45% ..........             -         4,330              -              -             -          2,122              -         6,238
2.50% ..........             -         1,645              -              -             -             32              -             2
2.55% ..........             -         1,490              -              -             -              -              -             -
2.60% ..........             -         2,506              -              -             -              -              -             -
2.65% ..........             -           526              -              -             -              -              -             -
2.70% ..........             -           511              -              -             -              -              -             -
2.85% ..........             -            12              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     279,179     3,159,361        254,073          8,828        24,496      1,711,883      1,271,861     1,355,915
                 ============= ============= ============== ============== ============= ============== ============== =============

                      WRCoreEq      WRDivInc       WRGrowth        WRHiInc      WRIntlII         WRIntl       WRLTBond     WRMicCpGr
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     375,066         4,003        466,277        134,008         1,785         71,454         73,460           867
1.00% ..........         5,378             -          7,020          1,075             -            329          1,681             1
1.05% ..........         7,244           100          9,767          4,354            26          1,465          1,917            37
1.10% ..........       454,840         4,352        567,922        177,465         5,096        105,674         83,537         1,667
1.15% ..........       170,358         1,937        233,390         83,062         2,022         44,064         47,381           409
1.20% ..........        11,404            61         16,207          4,611            67          3,339          2,588            73
1.25% ..........        33,855           115         41,290         18,007         2,571          7,513          7,733             -
1.30% ..........         3,331           119          5,241          2,275            51            440          2,959            54
1.35% ..........        13,362           117         16,335          3,114            45          2,448          1,970            19
1.40% ..........       841,148         4,688      1,069,474        208,105         5,341        221,044        139,514         1,402

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             WRCoreEq      WRDivInc       WRGrowth        WRHiInc      WRIntlII         WRIntl       WRLTBond     WRMicCpGr
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.45% ..........        94,772           697        137,177         20,718         1,278         17,959         23,527           713
1.50% ..........        29,573           485         44,231          8,487           147          9,865          9,184            11
1.55% ..........       577,348         6,062        707,524        164,801         5,690        140,778         77,119         1,799
1.60% ..........       281,483         3,154        353,526         88,119         2,276        101,798         60,388           609
1.65% ..........        53,147         1,146         74,773          8,073           132          7,720          7,722           141
1.70% ..........        38,641            50         55,508         10,867             -         11,710          8,520            36
1.75% ..........         5,850            51         14,395          5,919            61          1,543          1,656             -
1.80% ..........        25,089           350         35,724          5,785             4          8,409          5,543             8
1.85% ..........        92,757           193        110,482         21,688           294         17,468         23,047             1
1.90% ..........        18,881           442         24,278          3,565             -          3,393          2,573             -
1.95% ..........        35,555            31         36,027         12,149             8          7,530          2,314            26
2.00% ..........        51,228           587         74,115         13,614           248         16,962          9,889           567
2.05% ..........        16,503           187         24,850          6,589            51          2,255          3,590            25
2.10% ..........         7,241             -          7,761          1,299             -          1,285          2,424             -
2.15% ..........           650             -          2,209              -           134            360            120             -
2.20% ..........           770             -             63             68             -              -            121             -
2.25% ..........         8,886             -         11,221          2,314             -          3,656          3,825             -
2.30% ..........         1,923             -          6,005            148             -            942            668             -
2.35% ..........            31             -             30              -             -              -              -             -
2.40% ..........         2,720             -          2,723              -             -            321            142             -
2.45% ..........            61             -              -             60             -             67            103             -
2.50% ..........            37             -             25             32             -              -              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -             -              -              -             -              -              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   3,259,132        28,927      4,155,570      1,010,371        27,327        811,791        605,215         8,465
                 ============= ============= ============== ============== ============= ============== ============== =============

                        WRMMkt     WRMortSec     WRRealEstS      WRSciTech       WRSmCap       WRSmCpVal       WRValue
                 ------------- ------------- -------------- -------------- ------------- -------------- --------------
0.95% .......... $      33,107           322            782        152,155       199,471          2,071        163,303
1.00% ..........         1,811             8             14            478         1,117              1            177
1.05% ..........         1,323             -             50          2,736         3,274            173          2,071
1.10% ..........        32,349         1,112          2,581        202,113       267,489          4,187        268,391
1.15% ..........        16,320           316            894         75,308       115,728          2,096        110,652
1.20% ..........         1,141            12             18          7,057         8,750             92          6,690
1.25% ..........         5,080            31             67          6,639        15,693            162         18,165
1.30% ..........           557            33            371            943           831             56          4,020
1.35% ..........         1,558            26             37          5,967         9,548             32          8,278
1.40% ..........        84,808         1,566          2,555        335,677       515,696          5,511        336,251
1.45% ..........        22,010           109            532         26,807        38,903            778         42,919
1.50% ..........         3,460            56            104         13,982        21,089            472         16,319
1.55% ..........        51,526         1,374          4,426        293,340       391,281          6,772        300,915
1.60% ..........        30,731           119            675        155,533       195,158          2,765        187,209
1.65% ..........         7,559           130            150         10,933        15,922            353         27,056
1.70% ..........         6,857             -              8         11,164        21,305              4         14,879
1.75% ..........           879             -             14          2,143         2,246            141          4,824
1.80% ..........         4,361           124            130          8,296        14,359            222         17,528
1.85% ..........        14,966            72             96         39,116        49,786            287         51,030
1.90% ..........         4,845             -              -          5,049         7,451              -          7,800
1.95% ..........         2,985             5              1         17,896        16,057             35         22,228
2.00% ..........         7,977             -            141         18,283        33,124            328         36,162
2.05% ..........         1,094             -            187          8,589         5,814            136         15,566
2.10% ..........           964             -              -          1,305         2,695              -          2,298
2.15% ..........             -             -              -          1,185         1,407             19            695
2.20% ..........           144             -              -             29            86              -            739
2.25% ..........         2,282             -              -          2,600         6,217              -          3,051
2.30% ..........           286             -              -            533         1,269              -            886
2.35% ..........             -             -              -              -             -              -            119
2.40% ..........           105             -              -          2,004         1,731              -          2,156
2.45% ..........             -             -              -          1,021            69              -          1,105
2.50% ..........             -             -              -              6             7              -              -
2.55% ..........             -             -              -              -             -              -              -
2.60% ..........             -             -              -              -             -              -              -
2.65% ..........             -             -              -              -             -              -              -
2.70% ..........             -             -              -              -             -              -              -
2.85% ..........             -             -              -              -             -              -              -
                 ------------- ------------- -------------- -------------- ------------- -------------- --------------
  Totals ....... $     341,085         5,415         13,833      1,408,887     1,963,573         26,693      1,673,482
                 ============= ============= ============== ============== ============= ============== ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $225,076,609 and $624,241,668, respectively, and total transfers from the Account to the fixed account were $121,886,830 and $238,528,658, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $1,206,157 and $5,270,796 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $19,108,673 and $29,575,901 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
AIM VIF - Balanced Fund - Series I Shares
     2004 ....................  0.95% to 2.05%       75,617  $ 10.11 to  9.76  $       755,714     1.41%    6.50% to   5.37%
     2003 ....................  0.95% to 2.05%       78,940     9.49 to  9.26          743,430     2.46%   15.26% to  13.96%
     2002 ....................  0.95% to 1.55%       45,020     8.18 to  8.24          369,841     5.12%  -18.39% to -17.89%
AIM VIF - Basic Value Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      771,896    10.86 to 10.54        8,311,060     0.00%    9.18% to   7.96%
     2003 ....................  1.50% to 2.60%      741,502     9.95 to  9.76        7,338,132     0.00%   31.29% to  29.83%
     2002 ....................  1.50% to 2.60%      298,956     7.52 to  7.58        2,260,202     0.00%  -24.80% to -24.23% (a) (b)
AIM VIF - Blue Chip - Series I Shares
     2004 ....................  0.95% to 2.05%       50,444     9.40 to  9.08          469,043     0.12%    3.68% to   2.58%
     2003 ....................  0.95% to 2.05%       40,180     9.07 to  8.85          360,974     0.00%   23.96% to  22.55%
     2002 ....................  0.95% to 1.55%       21,069     7.27 to  7.32          153,752     0.00%  -27.31% to -26.86%
AIM VIF - Capital Appreciation Fund - Series I Shares
     2004 ....................  0.95% to 1.75%       17,219    10.46 to  6.98          177,635     0.00%    5.61% to   4.83%
     2003 ....................  0.95% to 1.75%       11,432     9.91 to  6.66          111,852     0.00%   28.29% to  27.23%
     2002 ....................  0.95% to 1.10%        3,915     7.71 to  7.72           30,215     0.00%  -25.19% to -25.08%
AIM VIF - Capital Appreciation Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      155,396    10.57 to 10.26        1,626,691     0.00%    4.74% to   3.57%
     2003 ....................  1.50% to 2.60%      173,419    10.09 to  9.90        1,739,753     0.00%   27.25% to  25.83%
     2002 ....................  1.50% to 2.50%       62,716     7.88 to  7.93          495,921     0.00%  -21.25% to -20.71% (a) (b)
AIM VIF - Capital Development Fund - Series II Shares
     2004 ....................  1.50% to 2.05%        7,363    11.04 to 11.00           81,205     0.00%   10.37% to   9.96% (a) (b)
AIM VIF - Core Equity Fund - Series I Shares
     2004 ....................  0.95% to 1.55%       15,351    11.07 to 10.86          167,088     1.01%    7.93% to   7.28%
     2003 ....................  0.95% to 1.55%       14,504    10.25 to 10.12          147,046     1.27%   23.24% to  22.49%
     2002 ....................  0.95% to 1.55%        7,344     8.26 to  8.32           60,743     0.72%  -16.89% to -16.39%
AIM VIF - Premier Equity Fund - Series I Shares
     2004 ....................  0.95% to 1.55%       51,837     9.05 to  8.88          463,546     0.47%    4.77% to   4.13%
     2003 ....................  0.95% to 1.55%       49,765     8.64 to  8.53          426,173     0.32%   23.89% to  23.14%
     2002 ....................  0.95% to 1.55%       46,242     6.93 to  6.98          321,013     0.78%  -31.34% to -30.92%
AIM VIF - Premier Equity Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      195,246     9.83 to  9.54        1,901,148     0.32%    3.91% to   2.75%
     2003 ....................  1.50% to 2.60%      191,437     9.46 to  9.28        1,800,438     0.32%   22.96% to  21.59%
     2002 ....................  1.50% to 2.45%       75,225     7.64 to  7.69          576,910     0.61%  -23.57% to -23.07% (a) (b)
Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
     2004 ....................  1.50% to 2.60%      416,687    11.23 to 10.90        4,641,616     0.76%    9.55% to   8.33%
     2003 ....................  1.50% to 2.60%      371,825    10.25 to 10.06        3,793,585     0.79%   30.20% to  28.75%
     2002 ....................  1.50% to 2.60%       82,504     7.81 to  7.87          647,929     0.00%  -21.85% to -21.26% (a) (b)
Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
     2004 ....................  1.50% to 2.60%      400,843    10.14 to  9.85        4,033,313     0.00%    6.72% to   5.53%
     2003 ....................  1.50% to 2.60%      414,836     9.51 to  9.33        3,923,210     0.00%   21.52% to  20.16%
     2002 ....................  1.50% to 2.60%      126,001     7.76 to  7.82          983,078     0.00%  -22.36% to -21.77% (a) (b)
Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
     2004 ....................  1.50% to 2.60%      485,953    13.44 to 13.05        6,469,324     0.08%   17.29% to  15.98%
     2003 ....................  1.50% to 2.60%      498,772    11.46 to 11.25        5,681,552     0.55%   38.78% to  37.23%
     2002 ....................  1.50% to 2.60%      153,160     8.20 to  8.26        1,261,226     0.00%  -18.04% to -17.42% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
American Century VP - Income & Growth Fund - Class I
     2004 ....................  0.95% to 2.70%   18,762,735  $ 14.07 to  9.55  $   251,068,433     1.42%   11.92% to  10.03%
     2003 ....................  0.95% to 2.70%   20,993,443    12.58 to  8.68      251,721,267     1.19%   28.13% to  25.85%
     2002 ....................  0.95% to 2.25%   20,008,742     6.71 to  9.81      188,588,661     1.10%  -21.61% to -20.14%
     2001 ....................  0.95% to 2.25%   20,431,056     8.05 to 12.29      243,703,532     0.83%  -10.68% to  -9.23%
     2000 ....................  0.95% to 1.90%   17,654,096     9.56 to 13.54      234,021,547     0.49%  -12.22% to  -9.39% (b)
American Century VP - Income & Growth Fund - Class II
     2004 ....................  1.50% to 2.60%      453,009    11.57 to 11.22        5,192,683     1.13%   10.89% to  9.65%
     2003 ....................  1.50% to 2.60%      440,628    10.43 to 10.24        4,569,235     0.91%   27.25% to  25.83%
     2002 ....................  1.50% to 2.60%      157,252     8.13 to  8.20        1,284,778     0.00%  -18.65% to -18.04% (a) (b)
American Century VP - Inflation Protection - Class II
     2004 ....................  0.95% to 2.60%    5,298,678    10.75 to 10.45       56,958,290     3.57%    4.81% to   3.06%
     2003 ....................  0.95% to 2.25%    1,685,537    10.26 to 10.33       17,335,412     1.22%    2.58% to   1.69% (a) (b)
American Century VP - International Fund - Class I
     2004 ....................  0.95% to 2.30%    9,350,630    12.34 to  9.27      112,520,318     0.55%   13.83% to  12.37%
     2003 ....................  0.95% to 2.30%   10,982,643    10.84 to  8.25      116,204,136     0.73%   23.33% to  21.60%
     2002 ....................  0.95% to 2.20%   13,652,082     6.70 to  8.88      117,330,400     0.94%  -22.38% to -21.13%
     2001 ....................  0.95% to 2.20%   19,760,892     8.60 to 11.28      215,444,041     0.09%  -31.02% to -29.85%
     2000 ....................  0.95% to 2.00%   18,957,858    12.46 to 16.10      296,162,940     0.12%  -18.48% to -14.62% (b)
American Century VP - International Fund - Class III
     2004 ....................  0.95% to 2.60%    5,939,570    11.34 to 10.84       66,874,494     0.57%   13.99% to  12.18%
     2003 ....................  0.95% to 2.60%    5,738,677     9.94 to  9.66       56,813,017     0.67%   23.33% to  21.23%
     2002 ....................  0.95% to 2.25%    4,339,185     7.97 to  8.06       34,923,433     0.00%  -20.30% to -19.36% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class I
     2004 ....................  0.95% to 2.60%    1,635,491    10.83 to 10.36       17,586,065     0.00%    9.62% to   7.87%
     2003 ....................  0.95% to 2.70%    1,599,480     9.88 to  9.59       15,711,387     0.00%   23.71% to  21.51%
     2002 ....................  0.95% to 2.25%      427,070     7.89 to  7.99        3,401,279     0.45%  -21.11% to -20.13% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class II
     2004 ....................  1.50% to 2.60%      314,693    10.63 to 10.32        3,322,592     0.00%    8.93% to   7.72%
     2003 ....................  1.50% to 2.60%      318,356     9.76 to  9.58        3,093,529     0.00%   22.93% to  21.55%
     2002 ....................  1.50% to 2.60%       84,098     7.88 to  7.94          665,893     0.15%  -21.20% to -20.61% (a) (b)
American Century VP - Value Fund - Class I
     2004 ....................  0.95% to 2.65%   31,066,593    17.19 to 14.62      540,444,037     0.98%   13.25% to  11.41%
     2003 ....................  0.95% to 2.65%   31,663,303    15.18 to 13.13      487,322,945     0.94%   27.73% to  25.55%
     2002 ....................  0.95% to 2.25%   30,662,966     9.53 to 12.65      370,626,062     0.88%  -14.98% to -13.45%
     2001 ....................  0.95% to 2.25%   22,460,603    11.16 to 14.65      315,105,611     0.68%    9.91% to  11.74%
     2000 ....................  0.95% to 1.90%    7,758,903    10.16 to 13.15       97,089,073     0.73%   15.91% to  18.56% (b)
   American Century VP - Value Fund - Class II
     2004 ....................  1.50% to 2.60%      736,549    12.29 to 11.93        8,984,780     0.83%   12.46% to  11.21%
     2003 ....................  1.50% to 2.60%      732,705    10.93 to 10.73        7,970,560     0.67%   26.88% to  25.47%
     2002 ....................  1.50% to 2.60%      276,263     8.55 to  8.62        2,374,430     0.00%  -14.48% to -13.84% (a) (b)
BB&T VIF - Capital Manager Equity Fund
     2004 ....................  0.95% to 1.75%      179,516    10.95 to 10.68        1,938,845     0.76%   10.85% to  10.03%
     2003 ....................  0.95% to 1.75%      160,093     9.88 to  9.70        1,566,829     0.39%   24.28% to  23.25%
     2002 ....................  0.95% to 1.70%      141,508     7.88 to  7.95        1,118,486     0.32%  -22.59% to -22.00%
BB&T VIF - Large Cap Value Fund
     2004 ....................  0.95% to 2.00%      357,885    11.11 to 10.75        3,937,384     1.79%   12.10% to  11.00%
     2003 ....................  0.95% to 2.00%      322,683     9.91 to  9.68        3,177,031     1.93%   22.45% to  21.11%
     2002 ....................  0.95% to 1.70%      173,232     8.02 to  8.09        1,397,651     1.85%  -21.01% to -20.41%
BB&T VIF - Large Company Growth Fund
     2004 ....................  0.95% to 2.05%      203,835     9.41 to  9.08        1,889,640     0.44%    4.62% to   3.52%
     2003 ....................  0.95% to 2.05%      186,382     9.00 to  8.77        1,658,565     0.00%   26.81% to  25.36%
     2002 ....................  0.95% to 1.70%      106,392     7.02 to  7.09          750,507     0.00%  -31.82% to -31.13%
BB&T VIF - Mid Cap Growth Fund
     2004 ....................  0.95% to 2.05%      232,570    13.05 to 12.61        2,998,507     0.00%   16.08% to  14.89%
     2003 ....................  0.95% to 2.05%      183,955    11.24 to 10.98        2,052,428     0.00%   35.27% to  33.75%
     2002 ....................  0.95% to 1.65%      126,777     8.22 to  8.31        1,048,811     0.00%  -21.50% to -20.76%
Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2004 ....................  0.95% to 1.65%      369,551    10.65 to 12.59        3,985,920     0.00%   16.87% to  16.04%
     2003 ....................  0.95% to 1.65%      447,652     9.11 to 10.85        4,142,199     0.00%   46.26% to  45.22%
     2002 ....................  0.95% to 1.65%      572,102     6.20 to  7.65        3,626,422     0.00%  -35.25% to -34.78%
     2001 ....................  0.95% to 1.65%      881,184     9.51 to 11.75        8,573,915     0.00%  -29.82% to -29.32%
     2000 ....................  0.95% to 1.65%    1,111,278    13.47 to 16.64       15,252,909     0.00%  -20.27% to -19.71%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Credit Suisse Trust - International Focus Portfolio
     2004 ....................  0.95% to 1.65%      921,733  $ 10.07 to 11.28  $     9,327,288     0.93%   13.65% to  12.85%
     2003 ....................  0.95% to 1.65%    1,056,590     8.86 to 10.00        9,407,868     0.43%   31.83% to  30.90%
     2002 ....................  0.95% to 1.65%    1,294,997     6.69 to  7.82        8,745,981     0.00%  -21.23% to -20.67%
     2001 ....................  0.95% to 1.65%    1,823,262     8.44 to  9.88       15,534,586     0.00%  -23.57% to -23.02%
     2000 ....................  0.95% to 1.65%    2,118,432    10.97 to 12.85       23,458,299     0.45%  -27.11% to -26.60%
Credit Suisse Trust - Large Cap Value Portfolio
     2004 ....................  0.95% to 2.30%    1,103,928    13.62 to 10.82       15,004,067     0.52%   10.29% to   8.86%
     2003 ....................  0.95% to 2.30%    1,221,166    12.35 to  9.94       15,061,157     0.70%   23.98% to  22.24%
     2002 ....................  0.95% to 1.85%    1,401,028     7.47 to 10.22       13,953,162     0.91%  -24.91% to -23.83%
     2001 ....................  0.95% to 1.85%    1,671,364     9.90 to 13.44       21,865,632     0.00%   -1.35% to  -0.02%
     2000 ....................  0.95% to 1.85%    1,602,464     9.98 to 13.46       20,989,398     1.11%    6.96% to  13.89% (b)
Dreyfus Emerging Leaders Fund - Service Shares
     2004 ....................  1.50% to 2.60%      126,077    12.53 to 12.16        1,562,984     0.00%   12.48% to  11.22%
     2003 ....................  1.50% to 2.60%      122,126    11.14 to 10.93        1,350,550     0.00%   44.96% to  43.34%
     2002 ....................  1.50% to 2.35%       38,847     7.64 to  7.68          297,477     0.00%  -23.62% to -23.17% (a) (b)
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
     2004 ....................  0.95% to 2.45%    5,300,317    12.57 to 12.07       66,154,517     0.43%   20.73% to  19.03%
     2003 ....................  0.95% to 2.40%    3,945,170    10.41 to 10.15       40,884,829     0.25%   36.47% to  34.45%
     2002 ....................  0.95% to 2.05%    1,223,668     7.55 to  7.63        9,310,674     0.28%  -24.49% to -23.74% (a) (b)
Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
     2004 ....................  1.50% to 2.60%       44,270     9.73 to  9.44          425,727     0.17%    4.35% to   3.19%
     2003 ....................  1.50% to 2.60%       36,008     9.32 to  9.15          333,031     0.00%   23.87% to  22.49%
     2002 ....................  1.50% to 2.60%       12,952     7.47 to  7.53           97,212     0.03%  -25.29% to -24.73% (a) (b)
Dreyfus Socially Responsible Growth Fund, Inc., The
     2004 ....................  0.95% to 2.70%   13,226,882    10.49 to  7.14      134,949,800     0.38%    5.20% to   3.41%
     2003 ....................  0.95% to 2.70%   14,356,877     9.97 to  6.91      139,619,825     0.11%   24.81% to  22.55%
     2002 ....................  0.95% to 2.25%   15,948,771     5.41 to  7.99      124,666,691     0.20%  -30.97% to -29.62%
     2001 ....................  0.95% to 2.25%   19,487,708     7.79 to 11.35      217,233,733     0.06%  -24.80% to -23.32%
     2000 ....................  0.95% to 2.00%   19,733,997    10.33 to 14.80      288,435,533     1.03%  -12.80% to -11.10% (b)
Dreyfus Stock Index Fund, Inc. - Initial Shares
     2004 ....................  0.95% to 2.65%   85,102,726    13.14 to  8.92    1,065,918,982     1.75%    9.59% to   7.79%
     2003 ....................  0.95% to 2.65%   92,185,602    11.99 to  8.28    1,056,735,132     1.42%   27.15% to  24.95%
     2002 ....................  0.95% to 2.25%   95,354,292     5.89 to  9.43      864,619,920     1.33%  -24.49% to -23.10%
     2001 ....................  0.95% to 2.25%   99,494,839     7.77 to 12.27    1,183,396,916     1.08%  -14.51% to -13.02%
     2000 ....................  0.95% to 2.00%   90,529,551     9.60 to 14.10    1,249,785,744     1.03%  -10.95% to  -8.73% (b)
Dreyfus VIF - Appreciation Portfolio - Initial Shares
     2004 ....................  0.95% to 2.60%   12,838,264    13.29 to  9.08      162,001,508     1.58%    4.05% to   2.38%
     2003 ....................  0.95% to 2.65%   14,368,474    12.77 to  8.84      174,630,642     1.38%   20.02% to  17.94%
     2002 ....................  0.95% to 2.25%   14,518,204     7.04 to 10.64      147,581,762     1.12%  -18.97% to -17.51%
     2001 ....................  0.95% to 2.25%   14,326,910     8.65 to 12.90      178,390,661     0.86%  -11.54% to -10.18%
     2000 ....................  0.95% to 1.95%   12,683,936     9.91 to 14.36      178,274,135     0.68%   -2.57% to  -1.59% (a)
Dreyfus VIF - Appreciation Portfolio - Service Shares
     2004 ....................  1.50% to 2.60%      365,410    10.27 to  9.97        3,716,756     1.44%    3.22% to   2.07%
     2003 ....................  1.50% to 2.60%      345,131     9.95 to  9.77        3,413,604     1.64%   19.02% to  17.69%
     2002 ....................  1.50% to 2.50%      120,876     8.30 to  8.36        1,007,673     1.83%  -16.96% to -16.39% (a) (b)
Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     2004 ....................  0.95% to 1.85%       39,370    12.29 to 10.72          445,804     0.21%   10.28% to   9.37%
     2003 ....................  0.95% to 1.85%       36,181    11.14 to  9.80          371,156     0.03%   30.44% to  29.23%
     2002 ....................  0.95% to 1.40%       27,276     7.59 to  8.54          210,757     0.04%  -20.65% to -19.89%
Dreyfus VIF - International Value Portfolio - Initial Shares
     2004 ....................  0.95% to 1.55%       31,294    14.03 to 13.76          434,279     1.08%   18.88% to  18.16%
     2003 ....................  0.95% to 1.55%       32,213    11.80 to 11.65          377,382     1.47%   35.06% to  34.24%
     2002 ....................  0.95% to 1.55%        8,057     8.68 to  8.74           70,197     1.70%  -13.59% to -13.06%
Federated IS - American Leaders Fund II - Service Shares
     2004 ....................  1.50% to 2.60%       67,408    10.90 to 10.58          727,827     1.23%    7.86% to   6.65%
     2003 ....................  1.50% to 2.60%       62,971    10.11 to  9.92          632,955     0.90%   25.41% to  24.01%
     2002 ....................  1.50% to 2.20%       16,666     8.02 to  8.06          134,110     0.00%  -19.78% to -19.40% (a) (b)
Federated IS - Capital Appreciation Fund II - Service Shares
     2004 ....................  1.50% to 2.60%      121,303    10.47 to 10.16        1,258,078     0.49%    5.50% to   4.33%
     2003 ....................  1.50% to 2.60%      127,784     9.93 to  9.74        1,260,625     0.35%   22.02% to  20.66%
     2002 ....................  1.50% to 2.60%       54,725     8.08 to  8.14          444,085     0.00%  -19.25% to -18.64% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Federated IS - High Income Bond Fund II - Service Shares
     2004 ....................  1.50% to 2.60%      501,358  $ 12.50 to 12.13  $     6,200,535     7.42%    8.51% to   7.30%
     2003 ....................  1.50% to 2.60%      594,118    11.52 to 11.30        6,802,892     4.65%   19.97% to  18.63%
     2002 ....................  1.50% to 2.60%      118,039     9.53 to  9.60        1,130,291     0.00%   -4.71% to  -3.99% (a) (b)
Federated IS - Quality Bond Fund II - Primary Shares
     2004 ....................  0.95% to 2.70%   27,791,514    13.22 to 11.87      360,649,435     4.24%    2.64% to   0.84%
     2003 ....................  0.95% to 2.70%   33,400,483    12.88 to 11.78      423,435,511     3.57%    3.65% to   1.86%
     2002 ....................  0.95% to 2.25%   33,983,812    11.56 to 12.43      416,870,120     2.89%    6.38% to   8.27%
     2001 ....................  0.95% to 2.25%   20,337,003    10.94 to 11.48      231,280,234     1.56%    5.41% to   6.98%
     2000 ....................  0.95% to 1.90%    6,068,734    10.42 to 10.73       64,748,537     0.42%    8.36% to   9.68% (b)
Federated IS - Quality Bond Fund II - Service Shares
     2004 ....................  1.50% to 2.60%    1,034,363    11.18 to 10.85       11,460,780     4.09%    1.77% to   0.63%
     2003 ....................  1.50% to 2.60%    1,158,034    10.98 to 10.78       12,646,527     3.11%    2.87% to   1.72%
     2002 ....................  1.50% to 2.60%      393,660    10.59 to 10.67        4,192,600     0.00%    5.95% to   6.74% (a) (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   63,110,573    14.18 to 11.22      891,838,209     1.45%   10.32% to   8.52%
     2003 ....................  0.95% to 2.65%   64,919,984    12.86 to 10.34      833,502,241     1.53%   28.98% to  26.76%
     2002 ....................  0.95% to 2.25%   60,212,580     7.41 to 10.24      600,903,507     1.61%  -19.24% to -17.79%
     2001 ....................  0.95% to 2.25%   54,589,794     9.12 to 12.48      665,304,573     1.40%   -7.60% to  -6.00%
     2000 ....................  0.95% to 1.90%   39,698,766     9.90 to 13.31      515,176,445     1.36%    6.37% to  10.72% (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%    1,470,503    11.48 to 11.14       16,742,355     1.39%    9.57% to   8.34%
     2003 ....................  1.50% to 2.60%    1,453,838    10.48 to 10.28       15,156,305     0.93%   28.08% to  26.65%
     2002 ....................  1.50% to 2.60%      443,769     8.12 to  8.18        3,622,751     0.00%  -18.80% to -18.19% (a) (b)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   51,970,948    12.57 to  7.87      613,327,993     0.17%    2.28% to   0.59%
     2003 ....................  0.95% to 2.65%   58,941,283    12.29 to  7.83      683,298,017     0.18%   31.52% to  29.22%
     2002 ....................  0.95% to 2.20%   60,318,635     5.87 to  9.35      534,138,053     0.15%  -32.14% to -30.86%
     2001 ....................  0.95% to 2.20%   69,067,055     8.59 to 13.52      892,510,436     0.00%  -19.96% to -18.51%
     2000 ....................  0.95% to 1.95%   64,931,577    10.75 to 16.59    1,041,161,720     0.07%  -14.41% to -11.91% (a)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      622,916     9.86 to  9.57        6,092,705     0.13%    1.58% to   0.44%
     2003 ....................  1.50% to 2.60%      619,256     9.71 to  9.53        5,981,099     0.08%   30.55% to  29.10%
     2002 ....................  1.50% to 2.60%      202,676     7.38 to  7.44        1,504,242     0.00%  -26.18% to -25.62% (a) (b)
Fidelity/(R)/ VIP - High Income Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   28,067,837     9.61 to  8.92      277,897,270     7.77%    8.43% to   6.63%
     2003 ....................  0.95% to 2.65%   35,327,848     8.86 to  8.37      323,732,284     5.77%   25.76% to  23.70%
     2002 ....................  0.95% to 2.25%   26,938,971     6.37 to  7.69      195,766,587     9.64%    0.83% to   2.63%
     2001 ....................  0.95% to 2.20%   25,533,687     6.29 to  7.51      179,983,516    13.15%  -14.04% to -12.74%
     2000 ....................  0.95% to 1.90%   21,554,542     7.33 to  8.62      172,868,705     6.89%  -24.08% to -22.41% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
     2004 ....................  0.95% to 2.25%    5,309,091    12.25 to 10.21       65,783,903     1.09%   12.41% to  11.05%
     2003 ....................  0.95% to 2.25%    6,173,912    10.90 to  9.19       68,125,249     0.74%   41.85% to  39.95%
     2002 ....................  0.95% to 2.20%    7,674,047     6.17 to  8.42       59,763,768     0.79%  -22.25% to -21.10%
     2001 ....................  0.95% to 2.20%   10,843,987     7.92 to 10.69      107,319,995     5.59%  -23.21% to -22.03%
     2000 ....................  0.95% to 1.90%    9,861,467    10.34 to 13.73      124,962,270     1.34%  -20.68% to -16.44% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R
     2004 ....................  1.50% to 2.60%      708,262    12.13 to 11.78        8,510,693     1.00%   11.62% to  10.37%
     2003 ....................  1.50% to 2.60%      646,592    10.87 to 10.67        6,988,652     0.53%   40.86% to  39.28%
     2002 ....................  1.50% to 2.60%      202,377     7.66 to  7.72        1,557,719     0.00%  -23.40% to -22.82% (a) (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R
     2004 ....................  0.95% to 2.65%    6,862,770    12.36 to 11.80       84,243,034     0.94%   12.42% to  10.61%
     2003 ....................  0.95% to 2.70%    5,106,033    10.99 to 10.66       55,922,783     0.48%   41.89% to  39.35%
     2002 ....................  0.95% to 2.25%    2,316,895     7.65 to  7.75       17,918,637     0.00%  -23.48% to -22.52% (a) (b)
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
     2004 ....................  0.95% to 2.85%   47,949,091    16.47 to 11.31      767,936,500     0.24%   14.24% to  12.15%
     2003 ....................  0.95% to 2.85%   46,557,635    14.41 to 10.08      654,671,016     0.33%   27.13% to  24.71%
     2002 ....................  0.95% to 2.40%   45,313,610     6.92 to 11.34      503,327,033     0.72%  -12.03% to -10.29%
     2001 ....................  0.95% to 2.25%   44,175,712     7.82 to 12.64      551,070,400     0.67%  -14.60% to -13.20%
     2000 ....................  0.95% to 2.00%   42,190,841    10.31 to 14.56      609,378,308     0.30%   -8.88% to  -7.60% (a)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%    1,246,619  $ 12.36 to 11.99  $    15,271,569     0.21%   13.43% to  12.17%
     2003 ....................  1.50% to 2.60%    1,168,158    10.89 to 10.69       12,657,188     0.16%   26.27% to  24.87%
     2002 ....................  1.50% to 2.60%      337,942     8.56 to  8.63        2,907,598     0.00%  -14.39% to -13.74% (a) (b)
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class
     2004 ....................  0.95% to 2.25%    2,891,195    10.49 to 11.15       30,798,680     2.94%    3.33% to   1.99%
     2003 ....................  0.95% to 2.05%    1,077,164    10.15 to 10.97       11,207,437     0.00%    1.53% to   0.80% (a) (b)
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
     2004 ....................  0.95% to 2.35%    9,323,234     9.69 to  6.93       88,133,135     0.48%    6.04% to   4.61%
     2003 ....................  0.95% to 2.35%   10,741,094     9.14 to  6.62       95,964,919     0.62%   28.43% to  26.61%
     2002 ....................  0.95% to 2.20%   12,480,171     5.09 to  7.12       86,958,330     0.95%  -23.86% to -22.66%
     2001 ....................  0.95% to 2.20%   15,069,734     6.67 to  9.20      136,159,773     0.25%  -16.62% to -15.26%
     2000 ....................  0.95% to 1.95%   16,526,979     8.02 to 10.86      177,419,391     1.25%  -18.66% to -15.47% (b)
Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      741,487    14.33 to 13.91       10,528,591     0.00%   22.79% to  21.42%
     2003 ....................  1.50% to 2.60%      656,982    11.67 to 11.45        7,623,045     0.15%   36.18% to  34.66%
     2002 ....................  1.50% to 2.60%      211,852     8.50 to  8.57        1,810,462     0.00%  -14.95% to -14.31% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
     2004 ....................  0.95% to 2.65%    4,540,152    13.17 to 12.58       59,295,063     0.00%   12.90% to  11.09%
     2003 ....................  0.95% to 2.65%    4,151,781    11.66 to 11.32       48,179,536     0.00%   56.29% to  53.62%
     2002 ....................  0.95% to 2.20%      897,365     7.37 to  7.46        6,681,297     0.00%  -26.30% to -25.38% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      226,885    13.00 to 12.62        2,923,757     0.00%   12.13% to  10.88%
     2003 ....................  1.50% to 2.60%      182,049    11.60 to 11.38        2,099,853     0.00%   55.01% to  53.28%
     2002 ....................  1.50% to 2.60%       59,983     7.42 to  7.48          447,622     0.00%  -25.75% to -25.19% (a) (b)
First Horizon Capital Appreciation Portfolio
     2004 ....................  0.95% to 2.00%       41,705    13.88 to 13.40          569,994     0.00%   10.19% to   9.02%
     2003 ....................  0.95% to 2.00%       39,589    12.60 to 12.29          492,966     0.00%   40.93% to  39.44%
     2002 ....................  0.95% to 2.00%       21,602     8.81 to  8.94          191,806     0.00%  -20.25% to -19.40%
     2001 ....................  0.95% to 2.00%          748    11.05 to 11.09            8,286     0.00%   10.50% to  10.88% (a) (b)
Initial Funding by Depositor
     2004 ....................      0.00%            50,000        14.04               701,963     0.00%        11.25%
     2003 ....................      0.00%            50,000        12.62               631,000     0.00%        42.28%
     2002 ....................      0.00%            50,000         8.87               443,500     0.00%       -18.62%
     2001 ....................      0.00%            50,000        10.90               545,000     0.00%         9.00%       (a) (b)
First Horizon Core Equity Portfolio
     2004 ....................  0.95% to 2.00%      179,886    10.01 to  9.66        1,776,697     0.70%    4.48% to   3.37%
     2003 ....................  0.95% to 2.00%      191,003     9.58 to  9.34        1,812,845     0.24%   27.38% to  26.03%
     2002 ....................  0.95% to 2.00%      140,512     7.41 to  7.52        1,051,904     0.37%  -27.59% to -26.81%
     2001 ....................  0.95% to 2.00%       10,994    10.24 to 10.27          112,875     0.15%    2.38% to   2.73% (a) (b)
Initial Funding by Depositor
     2004 ....................      0.00%            50,000        10.09               504,531     0.70%         5.48%
     2003 ....................      0.00%            50,000         9.57               478,333     0.24%        28.60%
     2002 ....................      0.00%            50,000         7.44               371,962     0.37%       -26.11%
     2001 ....................      0.00%            50,000        10.07               503,392     0.15%         0.70%       (a) (b)
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2
     2004 ....................     1.25%             42,724        11.23               479,896     0.18%         9.61%
Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2
     2004 ....................      1.25%            17,859        13.05               233,070     0.04%        22.20%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
     2004 ....................      1.25%             8,344        12.51               104,377     1.47%        17.05%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
     2004 ....................      1.25%             3,590        11.38                40,840     0.00%        13.76%       (a) (b)
Gartmore GVIT Comstock Value Fund - Class I
     2004 ....................  0.95% to 2.60%    8,373,849    11.77 to  9.09       97,664,621     1.30%   16.38% to  14.55%
     2003 ....................  0.95% to 2.70%    5,371,018    10.11 to  7.90       53,809,350     1.27%   30.19% to  27.86%
     2002 ....................  0.95% to 2.25%    4,287,245     5.91 to  7.91       33,188,223     1.31%  -27.24% to -25.86%
     2001 ....................  0.95% to 2.10%    4,369,756     8.09 to 10.70       45,828,137     1.35%  -14.24% to -12.99%
     2000 ....................  0.95% to 1.80%    4,254,272     9.46 to 12.33       51,284,501     0.99%  -14.80% to -11.47% (a)
Gartmore GVIT Dreyfus International Value Fund - Class II
     2004 ....................     1.25%                336        12.92                 4,341     2.07%        18.50%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Dreyfus International Value Fund - Class III
     2004 ....................  0.95% to 2.40%    2,138,241  $ 16.47 to 16.09  $    35,083,705     1.85%   19.12% to  17.51%
     2003 ....................  0.95% to 2.15%      458,485    13.73 to 13.62        6,285,255     0.00%   37.29% to  36.25% (a) (b)
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
     2004 ....................  0.95% to 2.70%   15,860,940    18.71 to 15.33      308,684,977     0.54%   14.63% to  12.71%
     2003 ....................  0.95% to 2.70%   15,398,869    16.32 to 13.60      262,026,841     0.44%   33.37% to  31.02%
     2002 ....................  0.95% to 2.25%   14,362,198     8.84 to 13.65      183,719,797     0.39%  -17.61% to -16.11%
     2001 ....................  0.95% to 2.25%   10,642,272    10.68 to 16.30      162,769,286     0.49%   -3.99% to  -2.25%
     2000 ....................  0.95% to 1.90%    5,685,234    12.94 to 16.70       88,889,726     0.70%   10.70% to  14.12% (a)
Gartmore GVIT Emerging Markets Fund - Class I
     2004 ....................  0.95% to 2.15%      284,119    13.42 to 10.97        3,633,362     0.85%   19.60% to  18.31%
     2003 ....................  0.95% to 2.15%      406,653    11.22 to  9.27        4,356,168     0.55%   63.70% to  61.73%
     2002 ....................  0.95% to 2.05%      515,037     5.71 to  6.85        3,389,175     0.22%  -17.20% to -16.04%
     2001 ....................  0.95% to 1.85%      688,788     6.90 to  8.16        5,327,512     0.47%   -7.52% to  -6.09%
     2000 ....................  0.95% to 1.40%       12,616     7.47 to  8.69          104,867     0.00%  -13.29% to -13.08% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class III
     2004 ....................  0.95% to 2.35%    3,106,247    14.73 to 14.19       45,429,179     1.04%   19.61% to  18.08%
     2003 ....................  0.95% to 2.40%    2,849,141    12.31 to 12.01       34,902,010     0.47%   63.65% to  61.26%
     2002 ....................  0.95% to 2.25%    1,318,331     7.45 to  7.52        9,892,328     0.36%  -25.50% to -24.76% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class VI
     2004 ....................  1.50% to 2.20%       13,294    11.74 to 11.68          155,709     1.69%   17.39% to  16.84% (a) (b)
Gartmore GVIT Federated High Income Bond Fund - Class I
     2004 ....................  0.95% to 2.65%   16,155,881    13.85 to 11.65      216,070,644     6.95%    9.05% to   7.24%
     2003 ....................  0.95% to 2.50%   16,524,655    12.70 to 10.94      203,364,646     7.83%   21.11% to  19.28%
     2002 ....................  0.95% to 2.20%   13,477,703     8.90 to 10.49      137,551,122     8.60%    0.65% to   2.24%
     2001 ....................  0.95% to 2.20%    9,462,395     8.82 to 10.26       95,231,351    10.09%    1.53% to   3.22%
     2000 ....................  0.95% to 1.80%    5,607,801     8.71 to  9.94       55,267,328    10.25%   -9.92% to  -8.24% (b)
Gartmore GVIT Global Financial Services Fund - Class I
     2004 ....................      1.25%             3,093        14.34                44,349     1.54%        19.48%
     2003 ....................      1.25%             2,686        12.00                32,234     0.46%        39.69%
Gartmore GVIT Global Financial Services Fund - Class III
     2004 ....................  0.95% to 2.60%      614,645    14.86 to 14.17        9,063,639     1.77%   19.98% to  18.11%
     2003 ....................  0.95% to 2.60%      444,314    12.39 to 11.99        5,474,639     0.55%   40.12% to  37.82%
     2002 ....................  0.95% to 2.00%      268,594     8.71 to  8.84        2,369,793     0.15%  -12.86% to -11.58% (a) (b)
Gartmore GVIT Global Health Sciences Fund - Class I
     2004 ....................      1.25%             8,804        11.89               104,685     0.00%         6.51%
     2003 ....................      1.25%               580        11.16                 6,475     0.00%        34.99%
Gartmore GVIT Global Health Sciences Fund - Class III
     2004 ....................  0.95% to 2.65%    2,433,103    12.25 to 11.65       29,522,923     0.00%    6.82% to   5.06%
     2003 ....................  0.95% to 2.65%    1,751,103    11.47 to 11.09       19,957,282     0.00%   35.47% to  33.19%
     2002 ....................  0.95% to 2.60%      966,515     8.33 to  8.47        8,156,119     0.00%  -16.73% to -15.34% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class I
     2004 ....................  0.95% to 2.20%      997,831     3.07 to  3.57        3,219,904     0.00%    3.32% to   2.08%
     2003 ....................  0.95% to 2.20%    1,232,090     2.97 to  3.50        3,847,558     0.00%   53.76% to  51.78%
     2002 ....................  0.95% to 2.20%    1,513,650     1.88 to  2.35        3,100,271     0.66%  -44.20% to -43.33%
     2001 ....................  0.95% to 2.20%    2,521,408     3.35 to  4.19        9,096,947     0.00%  -44.30% to -43.27%
     2000 ....................  0.95% to 1.70%      873,079     5.99 to  7.45        5,540,292     0.00%  -40.14% to -39.96% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class III
     2004 ....................  0.95% to 2.40%    1,321,233    11.34 to 10.90       14,861,753     0.00%    3.29% to   1.84%
     2003 ....................  0.95% to 2.55%    2,165,513    10.98 to 10.68       23,644,482     0.00%   53.72% to  51.25%
     2002 ....................  0.95% to 2.20%      511,430     7.07 to  7.14        3,648,433     0.40%  -29.32% to -28.56% (a) (b)
Gartmore GVIT Global Utilities Fund - Class I
     2004 ....................      1.25%             5,693        13.54                77,075     1.27%        28.34%
     2003 ....................      1.25%             5,169        10.55                54,526     0.52%        22.50%
Gartmore GVIT Global Utilities Fund - Class III
     2004 ....................  0.95% to 2.55%    1,576,428    12.60 to 12.01       19,709,923     1.30%   28.71% to  26.76%
     2003 ....................  0.95% to 2.55%      303,185     9.79 to  9.48        2,946,757     0.64%   22.99% to  21.00%
     2002 ....................  0.95% to 2.05%       97,862     7.84 to  7.96          775,686     1.27%  -21.58% to -20.43% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Government Bond Fund - Class I
     2004 ....................  0.95% to 2.60%   48,795,618  $ 14.24 to 11.79  $   649,792,719     5.35%    2.28% to   0.59%
     2003 ....................  0.95% to 2.65%   61,425,031    13.92 to 11.69      801,670,591     3.35%    1.03% to  -0.67%
     2002 ....................  0.95% to 2.25%   77,981,271    11.77 to 13.78    1,011,348,469     4.58%    8.08% to   9.93%
     2001 ....................  0.95% to 2.25%   51,441,846    10.89 to 12.53      614,717,734     5.32%    4.45% to   6.23%
     2000 ....................  0.95% to 1.80%   30,078,962    10.46 to 11.80      345,720,403     5.66%   10.52% to  11.49% (b)
Gartmore GVIT Government Bond Fund - Class II
     2004 ....................  1.50% to 2.60%    1,628,935    10.92 to 10.60       17,636,604     5.11%    1.47% to   0.33%
     2003 ....................  1.50% to 2.60%    1,961,425    10.76 to 10.56       20,998,616     3.98%    0.24% to  -0.88%
     2002 ....................  1.50% to 2.60%      945,128    10.66 to 10.74       10,126,255     2.83%    6.58% to   7.38% (a) (b)
Gartmore GVIT Growth Fund - Class I
     2004 ....................  0.95% to 2.50%   12,847,793     7.11 to  4.83       88,536,579     0.31%    7.13% to   5.52%
     2003 ....................  0.95% to 2.50%   14,947,044     6.64 to  4.58       96,289,796     0.02%   31.48% to  29.39%
     2002 ....................  0.95% to 2.05%   16,188,470     3.42 to  5.05       79,642,219     0.00%  -30.60% to -29.40%
     2001 ....................  0.95% to 1.90%   19,812,385     4.93 to  7.15      138,671,512     0.00%  -30.07% to -28.82%
     2000 ....................  0.95% to 1.90%   23,423,007     7.00 to 10.05      232,073,777     0.19%  -27.85% to -25.96% (b)
Gartmore GVIT ID Aggressive Fund - Class II
     2004 ....................  0.95% to 2.65%    5,429,388    12.18 to 11.58       65,348,850     1.69%   12.94% to  11.10%
     2003 ....................  0.95% to 2.65%    4,049,277    10.79 to 10.43       43,273,923     1.41%   30.62% to  28.37%
     2002 ....................  0.95% to 2.60%    1,544,512     8.10 to  8.26       12,699,362     1.09%  -19.92% to -17.42% (a) (b)
Gartmore GVIT ID Conservative Fund - Class II
     2004 ....................  0.95% to 2.65%   10,005,688    11.04 to 10.50      109,291,782     2.33%    3.66% to   1.91%
     2003 ....................  0.95% to 2.65%   10,506,818    10.65 to 10.30      111,096,410     2.82%    6.88% to   5.06%
     2002 ....................  0.95% to 2.60%    6,278,984     9.80 to  9.96       62,335,100     2.54%   -1.97% to  -0.39% (a) (b)
Gartmore GVIT ID Moderate Fund - Class II
     2004 ....................  0.95% to 2.65%   35,448,745    11.69 to 11.12      409,682,246     2.05%    8.50% to   6.70%
     2003 ....................  0.95% to 2.65%   28,925,404    10.77 to 10.42      309,210,666     1.90%   18.91% to  16.88%
     2002 ....................  0.95% to 2.60%   13,348,727     8.91 to  9.06      120,505,145     1.68%  -11.18% to  -9.41% (a) (b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
     2004 ....................  0.95% to 2.85%   18,307,486    11.99 to 11.34      216,903,970     1.80%   11.03% to   8.98%
     2003 ....................  0.95% to 2.85%   13,776,564    10.80 to 10.40      147,557,142     1.48%   25.44% to  23.04%
     2002 ....................  0.95% to 2.60%    5,730,817     8.45 to  8.61       49,131,920     1.32%  -16.08% to -13.89% (a) (b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
     2004 ....................  0.95% to 2.65%   15,686,074    11.42 to 10.86      177,228,363     2.25%    6.14% to   4.37%
     2003 ....................  0.95% to 2.65%   14,393,258    10.76 to 10.41      153,730,145     2.39%   12.62% to  10.70%
     2002 ....................  0.95% to 2.60%    7,262,378     9.40 to  9.56       69,158,135     2.11%   -5.96% to  -4.43% (a) (b)
Gartmore GVIT International Growth Fund - Class I
     2004 ....................  0.95% to 2.10%      158,756     7.45 to  6.58        1,138,344     0.76%   13.11% to  11.91%
     2003 ....................  0.95% to 2.10%      187,653     6.59 to  5.86        1,193,370     0.00%   34.34% to  32.58%
     2002 ....................  0.95% to 1.85%      227,163     4.43 to  4.90        1,078,351     0.00%  -25.80% to -24.83%
     2001 ....................  0.95% to 1.90%      250,125     5.97 to  6.52        1,585,220     0.25%  -30.28% to -29.33%
     2000 ....................  0.95% to 1.45%       43,902     8.58 to  9.23          403,432     0.00%   -7.93% to  -7.71% (a) (b)
Gartmore GVIT International Growth Fund - Class III
     2004 ....................  0.95% to 2.15%      665,501    11.82 to 11.44        7,803,470     1.00%   13.27% to  12.01%
     2003 ....................  0.95% to 2.05%      441,368    10.44 to 10.24        4,580,456     0.00%   34.05% to  32.56%
     2002 ....................  0.95% to 2.05%      195,852     7.72 to  7.79        1,521,407     0.00%  -22.76% to -22.14% (a) (b)
Gartmore GVIT International Value Fund - Class VI
     2004 ....................  1.50% to 2.20%       28,799    11.47 to 11.42          329,969     0.49%   14.72% to  14.18% (a) (b)
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
     2004 ....................  0.95% to 2.65%   14,529,688    11.17 to  9.27      158,341,735     1.94%    7.46% to   5.67%
     2003 ....................  0.95% to 2.65%   15,489,907    10.39 to  8.77      157,300,998     1.73%   17.29% to  15.28%
     2002 ....................  0.95% to 2.20%   14,568,854     7.44 to  8.86      126,552,438     2.20%  -14.67% to -13.15%
     2001 ....................  0.95% to 2.20%   13,426,670     8.68 to 10.20      135,233,293     2.33%   -5.92% to  -4.59%
     2000 ....................  0.95% to 1.80%    9,840,209     9.27 to 10.69      104,552,157     2.82%   -2.31% to  -1.29% (a)
Gartmore GVIT Mid Cap Growth Fund - Class I
     2004 ....................  0.95% to 2.65%    7,830,003    12.13 to  9.29       96,860,973     0.00%   14.24% to  12.37%
     2003 ....................  0.95% to 2.65%    8,921,111    10.62 to  8.26       96,911,423     0.00%   38.81% to  36.38%
     2002 ....................  0.95% to 2.25%    8,014,482     3.21 to  8.32       62,837,582     0.00%  -38.83% to -37.61%
     2001 ....................  0.95% to 2.05%    9,802,628     8.27 to 13.35      123,698,577     0.00%  -32.22% to -30.98%
     2000 ....................  0.95% to 2.00%    9,594,512    12.15 to 19.37      175,055,203     0.00%  -23.46% to -16.18% (a)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Money Market Fund - Class I
     2004 ....................  0.95% to 2.60%   47,255,568  $ 11.73 to  9.89  $   533,222,860     0.88%   -0.15% to  -1.81%
     2003 ....................  0.95% to 2.60%   61,044,850    11.75 to 10.07      691,344,651     0.67%   -0.33% to  -1.99%
     2002 ....................  0.95% to 2.60%   98,379,110    10.27 to 11.79    1,120,076,990     1.18%   -1.31% to   0.25%
     2001 ....................  0.95% to 2.25%  117,529,505    10.50 to 11.76    1,332,823,895     3.10%    1.13% to   2.61%
     2000 ....................  0.95% to 1.90%   72,240,743    10.61 to 12.52      807,445,540     5.12%    3.68% to   5.02%
Gartmore GVIT Nationwide/(R)/ Fund - Class I
     2004 ....................  0.95% to 2.65%   35,853,013    12.08 to  9.13      427,878,572     1.23%    8.71% to   6.91%
     2003 ....................  0.95% to 2.65%   40,667,472    11.11 to  8.54      447,026,775     0.54%   26.30% to  24.12%
     2002 ....................  0.95% to 2.25%   43,675,677     6.55 to  8.80      380,932,564     0.85%  -19.47% to -18.14%
     2001 ....................  0.95% to 2.25%   48,260,088     8.11 to 10.75      515,465,142     0.75%  -14.10% to -12.66%
     2000 ....................  0.95% to 1.80%   45,824,390     9.46 to 12.30      562,349,517     0.65%   -3.87% to  -0.48% (b)
Gartmore GVIT Nationwide/(R)/ Fund - Class II
     2004 ....................  1.50% to 2.60%      228,367    10.92 to 10.59        2,461,950     1.03%    7.89% to  6.69%
     2003 ....................  1.50% to 2.60%      243,662    10.12 to  9.93        2,445,831     0.47%   25.33% to  23.93%
     2002 ....................  1.50% to 2.60%       95,189     8.01 to  8.07          767,177     0.76%  -19.88% to -19.27% (a) (b)
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
     2004 ....................      1.25%               311        12.17                 3,786     0.38%         17.31%
     2003 ....................      1.25%               337        10.38                 3,497     0.22%         23.82%
     2002 ....................      1.25%               355         8.38                 2,975     0.54%        -16.18%      (a) (b)
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III
     2004 ....................  0.95% to 2.25%      517,620    13.40 to 12.90        6,878,568     0.39%   17.64% to  16.19%
     2003 ....................  0.95% to 2.40%      555,773    11.39 to 11.07        6,293,400     0.20%   24.40% to  22.57%
     2002 ....................  0.95% to 2.20%      675,300     9.03 to  9.16        6,165,014     1.34%   -9.72% to  -8.43% (a) (b)
Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
     2003 ....................  0.95% to 2.10%    1,255,626    10.06 to  9.75       13,203,244     0.03%   37.49% to  35.87%
     2002 ....................  0.95% to 1.80%    1,421,331     6.29 to  9.39       10,832,478     0.03%  -26.99% to -26.07%
     2001 ....................  0.95% to 1.80%    1,814,381     8.58 to 12.72       18,783,461     0.48%   -5.30% to  -4.18%
     2000 ....................  0.95% to 1.80%    2,045,136     9.03 to 13.29       22,067,980     1.00%    5.68% to   7.80% (b)
Gartmore GVIT Small Cap Growth Fund - Class I
     2004 ....................  0.95% to 2.65%    6,907,587    14.75 to 13.37      100,140,193     0.00%   12.34% to  10.48%
     2003 ....................  0.95% to 2.65%    7,921,776    13.13 to 12.10      102,531,773     0.00%   32.99% to  30.67%
     2002 ....................  0.95% to 2.25%    7,239,678     4.39 to  9.87       70,683,692     0.00%  -35.14% to -33.92%
     2001 ....................  0.95% to 2.20%    7,019,483    14.37 to 14.94      104,113,801     0.00%  -13.15% to -11.69%
     2000 ....................  0.95% to 2.00%    4,035,275    16.55 to 16.92       68,033,571     0.00%  -22.63% to -16.96% (a)
Initial Funding by Depositor
     2000 ....................      0.00%           100,000        17.19             1,718,630     0.00%        -16.17%
Gartmore GVIT Small Cap Growth Fund - Class II
     2004 ....................  1.50% to 2.60%      205,976    10.57 to 10.26        2,160,538     0.00%   11.47% to  10.23%
     2003 ....................  1.50% to 2.60%      206,299     9.49 to  9.31        1,946,808     0.00%   32.05% to  30.58%
     2002 ....................  1.50% to 2.60%       62,244     7.13 to  7.18          446,027     0.00%  -28.70% to -28.16% (a) (b)
Gartmore GVIT Small Cap Value Fund - Class I
     2004 ....................  0.95% to 2.85%   18,902,563    21.77 to 19.99      470,375,470     0.00%   16.18% to  14.10%
     2003 ....................  0.95% to 2.85%   20,424,000    18.73 to 17.52      437,227,841     0.00%   55.37% to  52.38%
     2002 ....................  0.95% to 2.40%   20,923,018     9.81 to 16.47      287,510,313     0.01%  -29.29% to -27.86%
     2001 ....................  0.95% to 2.25%   20,396,752    13.77 to 22.87      383,267,849     0.04%   24.96% to  27.05%
     2000 ....................  0.95% to 1.90%    9,836,911    12.77 to 18.03      139,794,131     0.00%    9.21% to  10.86%
Gartmore GVIT Small Cap Value Fund - Class II
     2004 ....................  1.50% to 2.60%      288,728    12.62 to 12.25        3,616,650     0.00%   15.24% to  13.96%
     2003 ....................  1.50% to 2.60%      271,345    10.95 to 10.75        2,957,361     0.00%   54.10% to  52.39%
     2002 ....................  1.50% to 2.60%       91,515     7.05 to  7.11          648,541     0.00%  -29.47% to -28.93% (a) (b)
Gartmore GVIT Small Company Fund - Class I
     2004 ....................  0.95% to 2.70%   17,198,697    18.44 to 17.47      348,300,700     0.00%   17.89% to  15.93%
     2003 ....................  0.95% to 2.70%   18,060,444    15.64 to 15.07      310,330,135     0.00%   39.67% to  37.22%
     2002 ....................  0.95% to 2.25%   17,985,000     7.39 to 14.03      220,913,252     0.00%  -19.60% to -18.11%
     2001 ....................  0.95% to 2.25%   17,761,358     9.15 to 17.16      264,333,775     0.11%   -9.27% to  -7.60%
     2000 ....................  0.95% to 1.90%   14,358,242    14.75 to 18.60      227,088,913     0.03%    0.42% to   7.87% (a)
Gartmore GVIT Small Company Fund - Class II
     2004 ....................  1.50% to 2.60%      386,685    12.67 to 12.30        4,856,465     0.00%   17.00% to  15.70%
     2003 ....................  1.50% to 2.60%      389,998    10.83 to 10.63        4,200,161     0.00%   38.51% to  36.96%
     2002 ....................  1.50% to 2.60%      153,778     7.76 to  7.82        1,199,574     0.00%  -22.38% to -21.79% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Turner Growth Focus Fund - Class I
     2003 ....................  0.95% to 2.35%      559,208  $  3.23 to  2.86  $     1,760,628     0.00%   49.53% to  47.37%
     2002 ....................  0.95% to 1.90%      750,449     1.94 to  2.16        1,580,486     0.00%  -44.37% to -43.40%
     2001 ....................  0.95% to 1.90%    1,938,798     3.49 to  3.82        7,191,214     0.00%  -40.83% to -39.61%
     2000 ....................  0.95% to 1.50%      302,210     5.91 to  6.33        1,883,451     0.00%  -36.87% to -36.70% (a) (b)
Gartmore GVIT Turner Growth Focus Fund - Class III
     2003 ....................  0.95% to 2.45%      471,588    11.19 to 10.90        5,254,060     0.00%   49.05% to  46.81%
     2002 ....................  0.95% to 1.90%      131,153     7.43 to  7.51          982,915     0.00%  -25.70% to -24.94% (a) (b)
Gartmore GVIT U.S. Growth Leaders Fund - Class I
     2004 ....................       1.25%           17,830        13.60               242,559     0.00%         11.00%
     2003 ....................       1.25%              575        12.26                 7,047     0.00%         50.24%
Gartmore GVIT U.S. Growth Leaders Fund - Class III
     2004 ....................  0.95% to 2.60%    1,936,359    12.63 to 12.02       24,247,683     0.00%   11.38% to   9.52%
     2003 ....................  0.95% to 2.60%    3,766,233    11.34 to 10.98       42,432,617     0.00%   50.95% to  48.44%
     2002 ....................  0.95% to 2.60%      525,137     7.40 to  7.51        3,932,114     0.00%  -26.04% to -24.87% (a) (b)
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
     2004 ....................  0.95% to 2.65%   12,983,235    13.86 to 12.34      177,337,309     4.89%    5.52% to   3.74%
     2003 ....................  0.95% to 2.60%   13,033,009    13.13 to 12.00      169,204,066     5.36%   11.05% to   9.20%
     2002 ....................  0.95% to 2.60%   13,884,968    10.89 to 11.96      163,062,295     5.45%    4.42% to   6.19%
     2001 ....................  0.95% to 2.20%   11,028,888    10.39 to 11.29      122,424,789     5.69%    1.81% to   3.19%
     2000 ....................  0.95% to 1.80%    8,741,582    10.27 to 10.97       94,348,851     6.46%    3.82% to   4.96% (b)
Gartmore GVIT Worldwide Leaders Fund - Class I
     2004 ....................  0.95% to 2.50%    1,993,649    11.57 to  8.76       22,767,882     0.00%   14.57% to  12.87%
     2003 ....................  0.95% to 2.50%    2,305,470    10.01 to  7.76       23,018,222     0.00%   34.77% to  32.61%
     2002 ....................  0.95% to 2.20%    3,092,482     5.54 to  7.63       22,647,345     1.21%  -27.44% to -26.10%
     2001 ....................  0.95% to 2.20%    3,514,002     7.59 to 10.34       35,384,282     1.76%  -20.84% to -19.59%
     2000 ....................  0.95% to 1.90%    3,553,915     9.62 to 12.87       44,601,063     0.91%  -13.89% to -11.79% (b)
Gartmore GVIT Worldwide Leaders Fund - Class III
     2004 ....................  0.95% to 2.40%      448,762    15.58 to 15.22        6,962,507     0.00%   14.57% to  12.99%
     2003 ....................  0.95% to 2.65%      430,617    13.60 to 13.45        5,839,397     0.00%   35.99% to  34.50% (a) (b)
Janus AS - Balanced Portfolio - Service Shares
     2004 ....................       1.25%            7,867        11.03                86,775     3.56%          6.94%
     2003 ....................       1.25%            1,744        10.31                17,988     0.00%          3.14%      (a) (b)
Janus AS - Capital Appreciation Portfolio - Service Shares
     2004 ....................  0.95% to 2.70%   29,018,242     7.32 to 10.22      240,430,077     0.02%   16.85% to  14.86%
     2003 ....................  0.95% to 2.70%   33,279,122     6.27 to  8.90      237,019,223     0.24%   19.09% to  16.98%
     2002 ....................  0.95% to 2.25%   38,006,657     5.06 to  8.02      228,220,423     0.30%  -18.27% to -16.73%
     2001 ....................  0.95% to 2.20%   45,531,568     6.17 to  9.68      331,633,875     0.87%  -23.91% to -22.58%
     2000 ....................  0.95% to 2.00%   40,005,824     8.10 to 12.59      378,790,232     1.40%  -19.43% to -18.36% (a) (b)
Janus AS - Global Technology Portfolio - Service II Shares
     2004 ....................  0.95% to 2.40%    2,038,707    10.35 to  9.95       20,914,190     0.00%   -0.12% to  -1.52%
     2003 ....................  0.95% to 2.40%    2,119,951    10.36 to 10.10       21,841,396     0.00%   45.74% to  43.58%
     2002 ....................  0.95% to 2.25%    1,620,570     7.03 to  7.11       11,490,667     0.00%  -29.66% to -28.90% (a) (b)
Janus AS - Global Technology Portfolio - Service Shares
     2004 ....................  0.95% to 2.45%   15,268,291     3.43 to  3.15       51,426,185     0.00%   -0.39% to  -1.84%
     2003 ....................  0.95% to 2.45%   18,787,902     3.44 to  3.21       63,696,571     0.00%   45.08% to  42.82%
     2002 ....................  0.95% to 2.20%   24,072,809     2.25 to  2.37       56,417,204     0.00%  -42.53% to -41.49%
     2001 ....................  0.95% to 2.20%   37,284,126     3.91 to  4.05      149,944,155     0.59%  -39.16% to -37.92%
     2000 ....................  0.95% to 2.00%   34,729,247     6.43 to  6.52      226,058,716     1.21%  -35.68% to -34.75% (a) (b)
Janus AS - International Growth Portfolio - Service II Shares
     2004 ....................  0.95% to 2.50%    4,947,582    12.16 to 11.66       59,657,128     0.84%   17.58% to  15.86%
     2003 ....................  0.95% to 2.50%    4,987,992    10.34 to 10.06       51,293,210     0.97%   33.27% to  31.14%
     2002 ....................  0.95% to 2.20%    3,951,071     7.67 to  7.76       30,585,952     0.39%  -23.27% to -22.41% (a) (b)
Janus AS - International Growth Portfolio - Service Shares
     2004 ....................  0.95% to 2.50%   14,665,587     7.16 to 11.56      122,981,313     0.79%   17.56% to  15.84%
     2003 ....................  0.95% to 2.50%   17,681,761     6.09 to  9.98      126,313,887     0.90%   33.26% to  31.12%
     2002 ....................  0.95% to 2.25%   22,978,097     4.40 to  7.95      123,326,217     0.59%  -27.71% to -26.46%
     2001 ....................  0.95% to 2.25%   33,201,893     6.06 to 10.88      243,618,255     0.69%  -25.52% to -24.16%
     2000 ....................  0.95% to 2.00%   29,890,055     8.13 to 14.44      290,088,960     7.16%  -19.01% to -17.99% (a) (b)
Janus AS - Risk-Managed Core Portfolio - Service Shares
     2004 ....................  0.95% to 2.05%      355,509    14.22 to 13.96        5,037,861     1.76%   16.35% to  15.06%
     2003 ....................  0.95% to 2.35%       93,176    12.22 to 12.11        1,136,918     0.15%   22.24% to  21.13% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio
     2004 ....................  0.95% to 2.55%    2,153,173  $ 11.41 to 11.29  $    24,534,399     0.00%    14.12% to 12.92% (a) (b)
MFS/(R)/ VIT - Investors Growth Stock Series - Service Class
     2004 ....................      1.25%            20,161        10.93               220,403     0.00%          7.62%
MFS/(R)/ VIT - Mid Cap Growth Series - Service Class
     2004 ....................  1.50% to 2.60%      425,670    10.76 to 10.44        4,537,608     0.00%   12.66% to  11.41%
     2003 ....................  1.50% to 2.60%      428,276     9.55 to  9.37        4,067,064     0.00%   34.56% to  33.06%
     2002 ....................  1.50% to 2.60%      187,101     7.04 to  7.10        1,324,318     0.00%  -29.57% to -29.04% (a) (b)
MFS/(R)/ VIT - New Discovery Series - Service Class
     2004 ....................  1.50% to 2.60%      201,354    10.27 to  9.96        2,048,276     0.00%    4.62% to   3.45%
     2003 ....................  1.50% to 2.60%      205,441     9.81 to  9.63        2,004,511     0.00%   31.43% to  29.97%
     2002 ....................  1.50% to 2.50%       55,031     7.42 to  7.47          409,770     0.00%  -25.83% to -25.32% (a) (b)
MFS/(R)/ VIT - Value Series - Service Class
     2004 ....................  1.50% to 2.60%      326,744    11.55 to 11.21        3,740,488     0.40%   13.10% to  11.84%
     2003 ....................  1.50% to 2.60%      330,815    10.22 to 10.03        3,360,300     0.17%   22.84% to  21.47%
     2002 ....................  1.50% to 2.60%      126,768     8.25 to  8.32        1,052,083     0.00%  -17.45% to -16.83% (a) (b)
Neuberger Berman AMT - Fasciano Portfolio - S Class
     2004 ....................  1.50% to 2.60%      134,690    13.33 to 12.94        1,780,981     0.00%   10.20% to   8.97%
     2003 ....................  1.50% to 2.60%      131,193    12.01 to 11.87        1,578,632     0.00%   23.19% to  21.81%
     2002 ....................  1.50% to 2.60%       33,884     9.75 to  9.82          331,753     0.00%   -2.53% to  -1.80% (a) (b)
Neuberger Berman AMT - Focus Portfolio - S Class
     2004 ....................  1.50% to 2.60%       45,622    21.37 to 20.74          963,014     0.00%    4.62% to   3.45%
     2003 ....................  1.50% to 2.60%       48,070    20.43 to 20.05          974,606     0.00%   87.75% to  85.66%
     2002 ....................  1.50% to 2.60%       10,974    10.80 to 10.88          118,987     0.00%    7.98% to   8.80% (a) (b)
Neuberger Berman AMT - Guardian Portfolio - I Class
     2004 ....................  0.95% to 2.40%    7,395,161    16.62 to 10.72      114,487,471     0.12%   14.71% to  13.13%
     2003 ....................  0.95% to 2.40%    8,232,006    14.49 to  9.47      111,415,197     0.86%   30.51% to  28.56%
     2002 ....................  0.95% to 2.25%    8,581,564     6.81 to 11.10       89,348,086     0.74%  -28.20% to -27.15%
     2001 ....................  0.95% to 2.25%    8,329,535     9.47 to 15.24      120,350,763     0.40%   -3.80% to  -2.45%
     2000 ....................  0.95% to 1.80%    5,437,338     9.89 to 15.62       82,601,518     0.48%   -0.68% to   1.70% (b)
Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.35%    4,141,923    10.02 to  9.78       41,675,796     4.72%   -0.18% to  -1.59%
     2003 ....................  0.95% to 2.20%    2,341,639    10.04 to  9.95       23,684,746     7.44%    0.36% to  -0.49% (a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.65%   12,187,318    17.22 to  9.53      186,500,405     0.00%   15.20% to  13.31%
     2003 ....................  0.95% to 2.65%   13,310,419    14.95 to  8.41      177,287,825     0.00%   26.86% to  24.63%
     2002 ....................  0.95% to 2.25%   13,997,826     4.21 to 11.78      147,934,257     0.00%  -31.31% to -30.01%
     2001 ....................  0.95% to 2.25%   16,244,793     6.09 to 16.84      248,709,387     0.00%  -26.64% to -25.37%
     2000 ....................  0.95% to 2.00%   13,579,156    13.50 to 22.56      285,075,146     0.00%  -17.27% to  -8.34% (a)
Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.35%    9,929,548    12.65 to 11.06      130,061,644     0.01%   17.85% to  16.28%
     2003 ....................  0.95% to 2.40%   10,120,850    10.74 to  9.49      112,336,089     0.00%   33.81% to  31.83%
     2002 ....................  0.95% to 2.20%    9,838,338     6.58 to  9.04       81,171,261     0.59%  -25.98% to -24.86%
     2001 ....................  0.95% to 2.20%   10,900,243     8.87 to 12.05      119,317,746     0.37%   -5.14% to  -3.76%
     2000 ....................  0.95% to 1.90%   10,654,857     9.41 to 12.54      120,163,492     0.74%   -1.00% to   1.08% (b)
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
     2004 ....................  0.95% to 2.20%      119,039    11.31 to 11.22        1,430,368     0.00%   13.12% to  12.17% (a) (b)
Oppenheimer Aggressive Growth Fund/VA - Initial Class
     2004 ....................  0.95% to 2.70%   16,225,604    12.19 to 10.15      215,497,732     0.00%   18.64% to  16.63%
     2003 ....................  0.95% to 2.70%   18,042,331    10.28 to  8.70      201,857,509     0.00%   24.40% to  22.18%
     2002 ....................  0.95% to 2.25%   18,771,046     6.60 to 10.21      168,831,018     0.68%  -29.85% to -28.48%
     2001 ....................  0.95% to 2.20%   22,119,714     9.35 to 14.29      277,146,600     0.94%  -33.27% to -31.93%
     2000 ....................  0.95% to 1.95%   22,357,402    14.00 to 21.03      407,410,310     0.00%  -23.80% to -12.08% (a)
Oppenheimer Capital Appreciation Fund/VA - Initial Class
     2004 ....................  0.95% to 2.70%   32,989,279    14.42 to 10.49      483,179,895     0.31%    5.92% to   4.12%
     2003 ....................  0.95% to 2.70%   34,255,234    13.62 to 10.07      474,551,297     0.37%   29.70% to  27.39%
     2002 ....................  0.95% to 2.25%   34,239,324     5.94 to 11.45      366,481,742     0.60%  -28.93% to -27.55%
     2001 ....................  0.95% to 2.25%   33,328,767     8.31 to 15.83      493,623,497     0.59%  -15.02% to -13.41%
     2000 ....................  0.95% to 1.95%   25,624,577    12.49 to 18.31      437,642,495     0.10%   -2.74% to  -1.17% (a)
Oppenheimer Capital Appreciation Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      733,839    10.61 to 10.29        7,717,903     0.22%    5.02% to   3.84%
     2003 ....................  1.50% to 2.60%      724,583    10.10 to  9.91        7,279,334     0.28%   28.73% to  27.29%
     2002 ....................  1.50% to 2.60%      357,291     7.79 to  7.85        2,797,449     0.00%  -22.12% to -21.53% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Oppenheimer Global Securities Fund/VA - Class 3
     2004 ....................  0.95% to 2.65%   10,678,196  $ 16.84 to 16.39  $   178,971,646    1.09%    18.06% to  16.16%
     2003 ....................  0.95% to 2.65%    7,189,189    14.26 to 14.11      102,340,129    0.00%    42.62% to  41.07% (a) (b)
Oppenheimer Global Securities Fund/VA - Initial Class
     2004 ....................  0.95% to 2.85%   16,374,164    10.72 to 15.28      191,319,125    1.23%    18.03% to  15.90%
     2003 ....................  0.95% to 2.85%   19,398,205     9.08 to 13.19      192,522,627    0.96%    41.66% to  38.92%
     2002 ....................  0.95% to 2.40%   26,384,682     6.19 to 10.02      185,709,706    0.48%   -24.41% to -22.88%
     2001 ....................  0.95% to 2.25%   15,482,090     8.13 to 13.06      144,367,444    0.48%   -14.49% to -12.88%
     2000 ....................  0.95% to 1.80%    4,293,663     9.48 to 15.07       46,647,108    0.00%    -5.30% to  -4.62% (a) (b)
Oppenheimer Global Securities Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      565,069    12.68 to 12.30        7,094,421    1.10%    17.10% to  15.79%
     2003 ....................  1.50% to 2.60%      655,617    10.83 to 10.62        7,054,981    0.70%    40.72% to  39.15%
     2002 ....................  1.50% to 2.60%      458,129     7.64 to  7.69        3,515,564    0.00%   -23.65% to -23.07% (a) (b)
Oppenheimer High Income Fund/VA - Service Class
     2004 ....................      1.25%             9,185        11.08               101,746    0.35%         7.37%
Oppenheimer Main Street Fund/(R)/ /VA - Initial Class
     2004 ....................  0.95% to 2.65%   32,018,278    11.29 to  9.59      383,272,912    0.84%     8.42% to  6.64%
     2003 ....................  0.95% to 2.65%   36,088,504    10.41 to  8.99      399,297,369    0.89%    25.52% to  23.34%
     2002 ....................  0.95% to 2.25%   35,365,474     6.25 to  9.56      311,700,007    0.76%   -21.00% to -19.57%
     2001 ....................  0.95% to 2.25%   35,201,321     7.87 to 11.91      385,779,153    0.52%   -12.45% to -11.02%
     2000 ....................  0.95% to 2.00%   27,040,315     9.64 to 13.40      330,463,265    0.28%   -10.51% to  -9.61% (a) (b)
Oppenheimer Main Street Fund/(R)/ /VA - Service Class
     2004 ....................  1.50% to 2.60%      862,728    10.77 to 10.45        9,221,380    0.69%     7.51% to   6.31%
     2003 ....................  1.50% to 2.60%      853,327    10.02 to  9.83        8,506,949    0.76%    24.54% to  23.15%
     2002 ....................  1.50% to 2.60%      337,974     7.98 to  8.04        2,713,291    0.00%   -20.16% to -19.56% (a) (b)
Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class
     2004 ....................      1.25%             4,053         12.13               49,145    0.00%         17.69%
     2003 ....................      1.25%               228         10.30                2,349    0.00%          3.03%       (a) (b)
Oppenheimer Strategic Bond Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      398,799    12.66 to 12.29        5,008,223    4.92%     6.81% to   5.62%
     2003 ....................  1.50% to 2.60%      444,295    11.86 to 11.64        5,241,337    3.79%    15.40% to  14.11%
     2002 ....................  1.50% to 2.60%       88,463    10.20 to 10.27          906,399    0.00%     1.97% to   2.73% (a) (b)
Putnam VT Growth & Income Fund - IB Shares
     2004 ....................      1.25%             1,598         11.69               18,688    0.00%          9.72%
Strong Opportunity Fund II, Inc. - Investor Class
     2004 ....................  0.95% to 2.70%   19,567,386    10.78 to 12.42      220,663,748    0.00%    17.10% to  15.15%
     2003 ....................  0.95% to 2.70%   21,393,485     9.21 to 10.78      206,907,437    0.08%    35.71% to  33.28%
     2002 ....................  0.95% to 2.25%   21,318,993     6.56 to  8.50      151,933,095    0.45%   -28.86% to -27.51%
     2001 ....................  0.95% to 2.25%   16,359,581     9.16 to 11.78      163,544,166    0.67%    -6.18% to  -4.62%
     2000 ....................  0.95% to 1.75%    3,695,486     9.74 to 12.38       39,322,799    0.00%    -2.63% to  -1.85% (a) (b)
Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
     2004 ....................  0.95% to 2.05%      908,023    12.65 to 12.56       11,466,172    0.00%    26.48% to  25.57% (a) (b)
Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
     2004 ....................  0.95% to 2.30%    2,577,130    11.70 to 19.67       39,447,879    0.64%    24.70% to  23.16%
     2003 ....................  0.95% to 2.30%    4,165,438     9.38 to 15.97       51,636,455    0.18%    52.73% to  50.68%
     2002 ....................  0.95% to 2.20%    4,715,758     6.11 to 13.42       38,558,378    0.22%    -5.21% to  -3.82%
     2001 ....................  0.95% to 2.20%    5,140,281     6.36 to 13.97       43,776,940    0.00%    -4.43% to  -2.75%
     2000 ....................  0.95% to 1.95%    3,907,642     6.55 to 14.39       32,283,680    0.00%   -43.76% to -42.42% (a)
Van Eck WIT - Worldwide Hard Assets Fund - Class R1
     2004 ....................  0.95% to 2.40%    1,131,969    12.50 to 12.39       14,137,698    0.00%    25.05% to  23.88% (a) (b)
Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
     2004 ....................  0.95% to 2.30%    1,848,191    12.23 to 18.00       27,183,400    0.43%    23.05% to  21.53%
     2003 ....................  0.95% to 2.55%    2,984,906     9.96 to 14.65       36,038,095    0.33%    43.70% to  41.41%
     2002 ....................  0.95% to 2.20%    2,012,923     6.90 to 11.83       17,167,415    0.68%    -5.33% to  -3.76%
     2001 ....................  0.95% to 1.90%    1,232,877     7.17 to 12.32       11,026,142    0.98%   -12.52% to -11.30%
     2000 ....................  0.95% to 1.85%    1,025,479     8.09 to 13.92        9,748,397    0.88%     7.96% to  10.35% (a)
Van Kampen LIT - Comstock Portfolio - Class II
     2004 ....................  1.50% to 2.60%    1,625,539    11.99 to 11.63       19,291,848    0.75%    15.67% to  14.38%
     2003 ....................  1.50% to 2.60%    1,531,792    10.36 to 10.17       15,774,769    0.63%    28.81% to  27.37%
     2002 ....................  1.50% to 2.60%      573,556     7.99 to  8.05        4,601,870    0.00%   -20.15% to -19.55% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Van Kampen LIT - Emerging Growth Portfolio - Class II
     2004 ....................  1.50% to 2.60%      302,950  $  9.56 to  9.28  $     2,865,969    0.00%     5.18% to   4.00%
     2003 ....................  1.50% to 2.60%      301,195     9.09 to  8.92        2,720,109    0.00%    25.13% to  23.74%
     2002 ....................  1.50% to 2.60%      124,303     7.21 to  7.26          900,847    0.00%   -27.90% to -27.36% (a) (b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
     2004 ....................  1.50% to 2.45%       27,302    10.37 to 10.20          282,081    5.05%     2.51% to   1.52%
     2003 ....................  1.50% to 2.05%       14,916    10.11 to 10.08          150,667    0.07%     1.13% to   0.76% (a) (b)
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
     2004 ....................  0.95% to 2.40%    1,923,815    17.03 to 22.16       39,415,803    6.36%     9.02% to   7.48%
     2003 ....................  0.95% to 2.45%    3,277,139    15.62 to 20.57       63,486,350    0.00%    26.65% to  24.83%
     2002 ....................  0.95% to 2.25%    2,957,540    12.27 to 18.89       45,084,271    9.57%     6.64% to   8.18%
     2001 ....................  0.95% to 2.20%    1,489,717    11.36 to 17.49       20,064,521    9.54%     7.59% to   9.05%
     2000 ....................  0.95% to 1.80%    1,404,273    10.42 to 16.06       17,291,284   14.68%     9.39% to  10.33%
Van Kampen UIF - Mid Cap Growth Portfolio - Class I
     2004 ....................  0.95% to 2.25%    3,445,048     6.97 to  9.54       25,755,104    0.00%    20.44% to  18.98%
     2003 ....................  0.95% to 2.25%    3,202,235     5.79 to  8.02       20,243,245    0.00%    40.42% to  38.56%
     2002 ....................  0.95% to 2.20%    2,485,863     3.98 to  5.95       11,023,512    0.00%   -32.82% to -31.81%
     2001 ....................  0.95% to 2.20%    2,212,771     5.92 to  8.78       15,015,187    0.00%   -31.07% to -29.99%
     2000 ....................  0.95% to 1.80%      829,289     8.59 to 12.63        7,776,467    0.00%   -14.31% to -13.66% (a) (b)
Van Kampen UIF - U.S. Real Estate Portfolio - Class I
     2004 ....................  0.95% to 2.85%   14,131,924    21.62 to 22.14      325,936,456    1.46%    35.10% to  32.66%
     2003 ....................  0.95% to 2.85%   13,455,607    16.00 to 16.69      229,964,262    0.00%    36.21% to  33.66%
     2002 ....................  0.95% to 2.60%   12,444,223    11.69 to 13.80      156,001,009    3.80%    -3.58% to  -1.73%
     2001 ....................  0.95% to 2.25%    7,976,411    11.90 to 14.08      101,307,071    4.43%     6.99% to   8.79%
     2000 ....................  0.95% to 1.85%    5,684,629    10.95 to 12.97       65,598,414   30.00%     3.80% to  23.30% (a) (b)
Victory VIF - Diversified Stock Fund Class A Shares
     2004 ....................  0.95% to 2.15%    1,705,072    10.85 to 10.09       17,971,207    0.54%     8.62% to   7.40%
     2003 ....................  0.95% to 2.15%    1,957,002     9.99 to  9.40       19,073,759    0.34%    33.69% to  32.05%
     2002 ....................  0.95% to 1.70%    1,999,385     7.12 to  7.47       14,643,829    0.57%   -25.15% to -24.17%
     2001 ....................  0.95% to 1.85%    1,904,812     9.47 to  9.85       18,485,547    0.45%    -2.00% to  -0.64%
     2000 ....................  0.95% to 1.70%    1,212,730     9.69 to  9.91       11,900,334    0.88%    -2.76% to  -0.86% (b)
Initial Funding by Depositor
     2003 ....................      0.00%           100,000        10.37             1,037,146    0.34%         34.97%
     2002 ....................      0.00%           100,000         7.68               768,437    0.57%        -23.00%
     2001 ....................      0.00%           100,000        10.04             1,003,746    0.45%          0.32%
     2000 ....................      0.00%           100,000        10.01             1,000,543    0.88%         -1.14%
Victory VIF - Investment Quality Bond Fund Class A Shares
     2003 ....................  1.20% to 1.65%       65,051    12.32 to 12.07          801,000    1.81%    -0.34% to  -0.80%
     2002 ....................  1.20% to 1.65%       76,741    12.17 to 12.36          948,193    3.93%     7.40% to   7.89%
     2001 ....................  1.20% to 1.65%       99,584    11.33 to 11.46        1,140,757    4.71%     4.72% to   5.20%
     2000 ....................  1.20% to 1.65%      105,233    10.82 to 10.89        1,146,117    6.15%     9.20% to   9.70%
Initial Funding by Depositor
     2003 ....................      0.00%           100,000         13.05            1,304,876    1.81%          0.87%
     2002 ....................      0.00%           100,000         12.94            1,293,627    3.98%          9.00%
     2001 ....................      0.00%           100,000         11.85            1,184,653    4.71%          6.49%
     2000 ....................      0.00%           100,000         11.12            1,112,472    6.15%         11.02%
Victory VIF - Small Company Opportunity Fund Class A Shares
     2003 ....................  0.95% to 2.05%      139,791    12.75 to 12.77        1,823,390    0.03%    29.46% to  28.04%
     2002 ....................  0.95% to 1.65%      146,933     9.79 to 10.27        1,487,367    0.26%    -7.10% to  -6.05%
     2001 ....................  0.95% to 1.70%      141,148    10.45 to 10.96        1,534,718    0.26%    -8.22% to  -7.11%
     2000 ....................  0.95% to 1.70%       95,770    11.28 to 11.83        1,128,678    0.55%    11.96% to  19.53%
Initial Funding by Depositor
     2003 ....................      0.00%           100,000         14.00            1,400,366    0.03%         30.70%
     2002 ....................      0.00%           100,000         10.71            1,071,462    0.26%         -5.00%
     2001 ....................      0.00%           100,000         11.30            1,129,641    0.26%         -6.21%
     2000 ....................      0.00%           100,000         12.04            1,204,437    0.55%         20.97%
W & R Target Funds, Inc. - Asset Strategy Portfolio
     2004 ....................  0.95% to 2.50%   12,509,904    11.74 to 10.82      144,706,783    1.39%    12.22% to  10.57%
     2003 ....................  0.95% to 2.50%   11,476,467    10.46 to  9.79      118,673,742    1.31%    10.42% to   8.76%
     2002 ....................  0.95% to 2.25%    8,461,395     9.00 to  9.47       79,519,856    2.02%     0.75% to   2.30%
     2001 ....................  0.95% to 2.10%    4,760,507     8.93 to  9.26       43,898,837    4.60%   -12.00% to -10.33% (b)
     2000 ....................  0.95% to 1.40%        1,854    10.38 to 10.38           19,241    0.00%     3.75% to   3.79% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
W & R Target Funds, Inc. - Balanced Portfolio
     2004 ....................  0.95% to 2.40%    9,573,904  $ 11.02 to 10.40    $ 104,023,435    1.52%     7.90% to   6.43%
     2003 ....................  0.95% to 2.40%    8,746,952    10.21 to  9.77       88,346,309    0.78%    17.96% to  16.30%
     2002 ....................  0.95% to 2.25%    6,794,609     8.29 to  8.65       58,373,099    2.08%   -10.59% to  -9.28%
     2001 ....................  0.95% to 2.10%    4,847,216     9.28 to  9.54       46,069,854    4.84%    -8.17% to  -6.84%
     2000 ....................      0.95%               476        10.24                 4,873    0.00%         2.37%        (a) (b)
W & R Target Funds, Inc. - Bond Portfolio
     2004 ....................  0.95% to 2.45%    8,199,654    12.48 to 11.76      100,979,352    4.15%     2.89% to   1.40%
     2003 ....................  0.95% to 2.50%    8,824,865    12.13 to 11.24      105,941,161    4.68%     3.19% to   1.66%
     2002 ....................  0.95% to 2.25%    8,643,298    11.06 to 11.75      100,850,579    5.30%     6.34% to   7.94%
     2001 ....................  0.95% to 2.10%    5,069,211    10.40 to 10.89       54,987,972    9.19%     3.96% to   6.45% (a)
     2000 ....................      0.95%             1,184        10.23                12,107    0.00%          2.25%       (a) (b)
W & R Target Funds, Inc. - Core Equity Portfolio
     2004 ....................  0.95% to 2.50%   30,602,270     8.43 to  7.95      254,008,204    0.62%     8.53% to   6.94%
     2003 ....................  0.95% to 2.50%   31,339,819     7.77 to  7.43      240,491,705    0.79%    16.15% to  14.36%
     2002 ....................  0.95% to 2.25%   28,039,884     6.48 to  6.69      185,915,974    0.59%   -23.62% to -22.38%
     2001 ....................  0.95% to 2.10%   21,221,006     8.48 to  8.61      182,011,050    0.45%   -16.96% to -14.59% (b)
     2000 ....................  0.95% to 1.40%        1,978    10.21 to 10.22           20,210    0.00%     2.14% to   2.18% (a) (b)
W & R Target Funds, Inc. - Dividend Income Portfolio
     2004 ....................  0.95% to 2.10%      652,179    10.91 to 10.74        7,083,332    1.22%     9.08% to   8.24% (a) (b)
W & R Target Funds, Inc. - Growth Portfolio
     2004 ....................  0.95% to 2.50%   38,640,684     8.35 to  8.05      317,807,882    0.28%     2.33% to   0.82%
     2003 ....................  0.95% to 2.50%   37,406,072     8.16 to  7.98      301,609,039    0.00%    21.89% to  20.02%
     2002 ....................  0.95% to 2.25%   27,861,661     6.49 to  6.71      185,008,498    0.01%   -23.28% to -22.05%
     2001 ....................  0.95% to 2.10%   20,170,887     8.45 to  8.71      172,511,745    1.74%   -16.41% to -12.95% (b)
     2000 ....................  0.95% to 1.40%        1,408    10.12 to 10.12           14,250    0.00%     1.17% to   1.21% (a) (b)
W & R Target Funds, Inc. - High Income Portfolio
     2004 ....................  0.95% to 2.50%    6,254,780    13.65 to 12.75       84,264,071    7.08%     8.82% to   7.22%
     2003 ....................  0.95% to 2.45%    5,707,409    12.54 to 11.99       70,865,343    8.31%    18.60% to  16.91%
     2002 ....................  0.95% to 2.25%    4,689,184    10.21 to 10.57       49,233,726    9.88%    -4.28% to  -2.95%
     2001 ....................  0.95% to 2.10%    2,785,585    10.68 to 10.90       30,247,046   18.27%     6.74% to   8.14%
W & R Target Funds, Inc. - International II Portfolio
     2004 ....................  0.95% to 2.15%      635,691    11.95 to 12.99        7,915,954    1.90%    19.46% to  18.55% (a) (b)
W & R Target Funds, Inc. - International Portfolio
     2004 ....................  0.95% to 2.45%    7,335,175     8.85 to  8.33       63,897,239    0.65%    12.92% to  11.35%
     2003 ....................  0.95% to 2.45%    7,134,038     7.84 to  7.48       55,194,400    1.70%    23.71% to  21.87%
     2002 ....................  0.95% to 2.25%    5,665,413     6.10 to  6.34       35,568,274    0.51%   -20.07% to -18.93%
     2001 ....................  0.95% to 1.95%    3,898,537     7.70 to  7.82       30,328,901    8.48%   -24.04% to -22.98%
     2000 ....................      0.95%               258        10.15                 2,618    0.00%          1.47%       (a) (b)
W & R Target Funds, Inc. - Limited-Term Bond Portfolio
     2004 ....................  0.95% to 2.45%    4,015,932    11.78 to 11.10       46,637,192    2.83%     0.65% to  -0.82%
     2003 ....................  0.95% to 2.45%    3,743,944    11.70 to 11.19       43,351,583    3.65%     2.18% to   0.70%
     2002 ....................  0.95% to 2.25%    1,955,961    10.95 to 11.46       22,241,784    3.73%     3.03% to   4.43%
     2001 ....................  0.95% to 1.85%      484,968    10.82 to 10.97        5,299,679    7.25%     6.78% to   8.17%
W & R Target Funds, Inc. - Micro Cap Growth Portfolio
     2004 ....................  0.95% to 2.05%      184,067    11.21 to 10.82        2,035,271    0.00%    12.05% to  11.21% (a) (b)
W & R Target Funds, Inc. - Money Market Portfolio
     2004 ....................  0.95% to 2.40%    2,454,823    10.25 to  9.67       24,753,393    0.67%    -0.26% to  -1.67%
     2003 ....................  0.95% to 2.30%    2,707,827    10.28 to  9.87       27,477,578    0.60%    -0.44% to  -1.74%
     2002 ....................  0.95% to 2.10%    3,366,596    10.03 to 10.32       34,463,317    1.10%    -1.18% to   0.18%
     2001 ....................  0.95% to 1.85%    3,142,411    10.16 to 10.30       32,231,631    2.99%     1.27% to   2.60%
W & R Target Funds, Inc. - Mortgage Securities Portfolio
     2004 ....................  0.95% to 1.95%      226,204    10.23 to 10.36        2,332,148    3.85%     2.31% to   1.89% (a) (b)
W & R Target Funds, Inc. - Real Estate Securities Portfolio
     2004 ....................  0.95% to 2.05%      541,343    12.40 to 13.09        6,915,677    1.05%    23.96% to  23.43% (a) (b)
W & R Target Funds, Inc. - Science & Technology Portfolio
     2004 ....................  0.95% to 2.50%   12,706,625     9.48 to  9.69      118,653,046    0.00%    15.15% to  13.49%
     2003 ....................  0.95% to 2.50%   11,425,184     8.24 to  8.54       92,939,816    0.00%    29.22% to  27.26%
     2002 ....................  0.95% to 2.25%    8,398,696     6.18 to  6.77       53,064,578    0.00%   -25.91% to -24.71%
     2001 ....................  0.95% to 2.10%    5,720,321     8.33 to  9.09       48,199,948    1.00%   -14.06% to  -9.07% (a) (b)
     2000 ....................  0.95% to 1.40%          607     9.70 to  9.70            5,888    0.00%    -3.03% to  -3.00% (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
W & R Target Funds, Inc. - Small Cap Growth Portfolio
     2004 ....................  0.95% to 2.50%   13,698,218  $ 11.55 to 11.28  $   155,868,547     0.00%   13.21% to  11.57%
     2003 ....................  0.95% to 2.50%   13,190,389    10.20 to 10.11      132,974,855     0.00%   34.48% to  32.47%
     2002 ....................  0.95% to 2.25%   11,801,501     7.36 to  7.70       88,746,066     0.00%  -23.76% to -22.53%
     2001 ....................  0.95% to 2.10%    7,778,767     9.64 to 10.04       75,839,555     0.00%   -4.27% to   0.42% (b)
     2000 ....................       0.95%              265         10.08                2,671     0.00%         0.79%       (a) (b)
W & R Target Funds, Inc. - Small Cap Value Portfolio
     2004 ....................  0.95% to 2.15%      631,627    11.27 to 12.15        7,397,736     0.00%   12.66% to  11.79% (a) (b)
W & R Target Funds, Inc. - Value Portfolio
     2004 ....................  0.95% to 2.45%   11,755,346    12.34 to 11.70      143,146,407     1.13%   13.61% to  12.03%
     2003 ....................  0.95% to 2.45%    9,899,433    10.86 to 10.44      106,447,898     0.65%   23.92% to  22.11%
     2002 ....................  0.95% to 2.25%    6,694,479     8.56 to  8.77       58,308,075     0.96%  -14.77% to -13.53%
     2001 ....................  0.95% to 2.10%    3,616,179    10.04 to 10.14       36,567,886     0.77%    0.42% to   1.38% (a) (b)
                                                                               ---------------

2004 Reserves for annuity contracts in payout phase: ........................       61,993,592
                                                                               ---------------
2004 Contract owners' equity ................................................  $15,697,256,439
                                                                               ===============
2003 Reserves for annuity contracts in payout phase: ........................       47,547,289
                                                                               ---------------
2003 Contract owners' equity ................................................  $14,967,347,100
                                                                               ===============
2002 Reserves for annuity contracts in payout phase: ........................       23,780,019
                                                                               ---------------
2002 Contract owners' equity ................................................  $11,867,051,526
                                                                               ===============
2001 Reserves for annuity contracts in payout phase: ........................       16,381,840
                                                                               ---------------
2001 Contract owners' equity ................................................  $12,948,274,792
                                                                               ===============
2000 Reserves for annuity contracts in payout phase: ........................        6,547,280
                                                                               ---------------
2000 Contract owners' equity ................................................  $10,938,492,289
                                                                               ===============

      * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
    *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.






             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholders
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.


/s/KPMG LLP
Columbus, Ohio
March 1, 2005

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                          CONSOLIDATED STATEMENTS OF INCOME
                                    (IN MILLIONS)

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
==================================================================================================================================
REVENUES:
Policy charges                                                                     $ 1,025.2           $ 924.1            $ 973.8
Life insurance premiums                                                                270.4             279.8              259.9
Net investment income                                                                2,000.5           1,973.1            1,832.9
Net realized losses on investments, hedging instruments and hedged items               (36.4)            (85.2)             (75.5)
Other                                                                                    9.8              12.8                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                       3,269.5           3,104.6            2,999.8
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                     1,277.2           1,309.2            1,244.4
Other benefits and claims                                                              347.2             361.8              326.1
Policyholder dividends on participating policies                                        36.2              41.2               45.2
Amortization of deferred policy acquisition costs                                      410.1             375.9              670.1
Interest expense on debt, primarily with Nationwide Financial
  Services, Inc. (NFS)                                                                  59.3              48.4               36.0
Other operating expenses                                                               604.5             533.7              508.5
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          2,734.5           2,670.2            2,830.3
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

      Income from continuing operations before federal income
        tax expense                                                                    535.0             434.4              169.5
Federal income tax expense                                                             120.0              96.2                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                415.0             338.2              160.8
Discontinued operations, net of tax                                                        -                 -                0.7
Cumulative effect of adoption of accounting principles, net of tax                      (3.3)             (0.6)                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net income                                                                           $ 411.7           $ 337.6            $ 161.5
==================================================================================================================================
==================================================================================================================================



See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                      NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
              wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                                  Consolidated Balance Sheets
                            (in millions, except per share amounts)

                                                                                               DECEMBER 31,
                                                                                            ---------------------------------------
                                                                                            ---------------------------------------
                                                                                                  2004                 2003
===================================================================================================================================
===================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $26,708.7 in 2004; $25,850.2 in 2003)                        $ 27,652.0           $ 26,946.8
      Equity securities (cost $37.7 in 2004; $74.0 in 2003)                                              48.1                 85.6
   Mortgage loans on real estate, net                                                                 8,649.2              8,345.8
   Real estate, net                                                                                      83.9                 96.5
   Policy loans                                                                                         644.5                618.3
   Other long-term investments                                                                          539.6                130.6
   Short-term investments, including amounts managed by a related party                               1,645.8              1,860.8
-----------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                           39,263.1             38,084.4

Cash                                                                                                     15.5                  0.1
Accrued investment income                                                                               364.2                367.1
Deferred policy acquisition costs                                                                     3,416.6              3,219.3
Other assets                                                                                          2,099.8              1,872.3
Assets held in separate accounts                                                                     60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                                          $ 105,957.9          $ 100,627.7
===================================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Future policy benefits and claims                                                               $ 36,383.1           $ 35,379.1
   Short-term debt                                                                                      215.0                199.8
   Long-term debt, payable to NFS                                                                       700.0                700.0
   Other liabilities                                                                                  3,645.2              3,264.7
   Liabilities related to separate accounts                                                          60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          101,742.0             96,628.1
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $1 par value; authorized - 5.0 shares; issued
     and outstanding - 3.8 shares                                                                         3.8                  3.8
   Additional paid-in capital                                                                           274.4                271.3
   Retained earnings                                                                                  3,543.9              3,257.2
   Accumulated other comprehensive income                                                               393.8                467.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                                   4,215.9              3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities and shareholder's equity                                            $ 105,957.9          $ 100,627.7
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

      Consolidated Statements of Shareholder's Equity
       Years Ended December 31, 2004, 2003 and 2002
                       (in millions)

                                                                                                       Accumulated
                                                                         Additional                       Other          Total
                                                             Capital      paid-in      Retained       Comprehensive   Shareholder's
                                                             Shares       capital      earnings           income         equity
===================================================================================================================================

Balance as of December 31, 2001                              $ 3.8        $ 646.1      $ 2,863.1         $ 204.7         $ 3,717.7
Comprehensive income:
Net income                                                       -              -          161.5               -             161.5
Net unrealized gains on securities available-for-sale            -              -              -           178.6             178.6
   arising during the period, net of tax
Accumulated net gains on cash flow hedges, net                   -              -              -            11.0              11.0
   of tax
                                                                                                                   ----------------
                                                                                                                   ----------------
Total comprehensive income                                                                                                   351.1
                                                                                                                   ----------------
                                                                                                                   ----------------
Capital returned to NFS                                          -         (475.0)             -               -            (475.0)
Dividend to NFS                                                  -              -          (45.0)              -             (45.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                3.8          171.1        2,979.6           394.3           3,548.8
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          337.6               -             337.6
Net unrealized gains on securities available-for-sale            -              -              -            99.6              99.6
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (26.6)            (26.6)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   410.6
                                                                                                                   ----------------
Capital contributed by NFS                                       -          200.2              -               -             200.2
Capital returned to NFS                                          -         (100.0)             -               -            (100.0)
Dividend to NFS                                                  -              -          (60.0)              -             (60.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                3.8          271.3        3,257.2           467.3           3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          411.7               -             411.7
Net unrealized losses on securities available-for-sale           -              -              -           (42.7)            (42.7)
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (30.8)            (30.8)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   338.2
                                                                                                                   ----------------
Capital contributed by NFS                                       -            3.1              -               -               3.1
Dividend to NFS                                                  -              -         (125.0)              -            (125.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                              $ 3.8        $ 274.4       $3,543.9         $ 393.8         $ 4,215.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
              For the Years Ended December 31, 2004, 2003 and 2002
                                 (in millions)

                                                                                      2004               2003                2002
===================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                       $ 411.7            $ 337.6             $ 161.5
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                              1,277.2            1,309.2             1,244.4
      Capitalization of deferred policy acquisition costs                            (496.4)            (567.2)             (648.2)
      Amortization of deferred policy acquisition costs                               410.1              375.9               670.1
      Amortization and depreciation                                                    73.0               69.3                (0.7)
      Net realized losses on investments, hedging instruments and                      36.4               85.2                75.5
        hedged items
      Decrease (increase) in accrued investment income                                  2.9              (38.4)              (22.0)
      Increase in other assets                                                       (306.4)            (697.5)             (606.1)
      Increase in policy and other liabilities                                        324.4              342.3               463.1
      Income from discontinued operations                                                 -                  -                (0.7)
      Other, net                                                                        1.5               45.4                38.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by continuing operations                                 1,734.4            1,261.8             1,375.6
         Net cash provided by discontinued operations                                     -                  -                 0.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities                                  1,734.4            1,261.8             1,376.3
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                          3,099.4            4,101.6             3,887.7
   Proceeds from sale of securities available-for-sale                              2,485.5            2,220.5             1,534.9
   Proceeds from repayments of mortgage loans on real estate                        1,920.9            1,478.3             1,009.0
   Cost of  securities available-for-sale acquired                                 (6,291.4)          (9,366.7)           (9,874.5)
   Cost of mortgage loans on real estate acquired                                  (2,169.9)          (1,914.4)           (1,810.2)
   Net change in short-term investments                                               205.9             (639.9)             (193.1)
   Disposal of subsidiary, net of cash                                                    -                  -               (20.0)
   Collateral received (paid) - securities lending, net                                89.4              (26.1)              158.9
   Other, net                                                                        (357.2)             280.3              (136.2)
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                     (1,017.4)          (3,866.4)           (5,443.5)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Net proceeds from issuance of long-term debt to NFS                                    -              100.0               300.0
   Net change in short-term debt                                                       15.2              199.8              (100.0)
   Capital contributed by NFS                                                           3.1              200.2                   -
   Capital returned to NFS                                                                -             (100.0)             (475.0)
   Cash dividends paid to NFS                                                        (125.0)             (60.0)              (35.0)
   Investment and universal life insurance product deposits                         3,561.6            5,116.1             6,278.9

   Investment and universal life insurance product withdrawals                     (4,156.5)          (2,852.3)           (1,923.4)

   Other, net                                                                                                -                   -
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash (used in) provided by financing activities                         (701.6)           2,603.8             4,045.5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        15.4               (0.8)              (21.7)
Cash, beginning of period                                                               0.1                0.9                22.6
-----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                         $ 15.5              $ 0.1               $ 0.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 2004, 2003 AND 2002



(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse network of distribution channels, including independent broker/dealers, financial institutions, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists and representatives of certain certified public accounting firms. The Company also sells its products through the following affiliated producers: Nationwide Retirement Solutions, Inc. (NRS); TBG Insurance Services Corporation (TBG Financial); Nationwide Financial Network (NFN, formerly referred to as Nationwide Provident) producers; and Nationwide agents.

Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See Note 13 for discussion of statutory capital requirements and dividend limitations.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)  Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. As discussed in Notes 3 and 11, effective December 31, 2003, the Company applied the provisions of Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), issued by the Financial Accounting Standards Board (FASB), to those variable interest entities (VIEs) with which it is associated. This resulted in deconsolidating certain VIEs which the Company previously had consolidated, as of that date. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(b)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(c)  Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

(d)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e)  Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(f)  Separate Accounts

Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income except for:
(i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

(g)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contract holder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance law.

The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2004 and 2003, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).

(h)  Participating Business

Participating business represented approximately 11% in 2004 (13% in 2003 and 15% in 2002) of the Company's life insurance in force, 55% of the number of life insurance policies in force in 2004 (56% in 2003 and 59% in 2002) and 7% of life insurance statutory premiums in 2004 (11% in 2003 and 9% in 2002). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the accompanying consolidated balance sheets.

(i)  Federal Income Tax

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k)  Discontinued Operations

As described more fully in Note 16, during 2002 NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc.
(NSI), a wholly-owned broker/dealer subsidiary engaged in the asset management business. As such, the results of operations of NSI are reflected as discontinued operations in 2002.

(l)  Reclassification

Certain items in the 2003 and 2002 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during its third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

On September 8, 2004, the FASB exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.

In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 15 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 consolidated statements of income:

(in millions)                                                                                                      JANUARY 1, 2004
===================================================================================================================================
Increase in future policy benefits:
   Ratchet interest crediting                                                                                              $ (12.3)
   Secondary guarantees - life insurance                                                                                      (2.4)
   GMDB claim reserves                                                                                                        (1.8)
   GMIB claim reserves                                                                                                        (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                               (17.5)
Adjustment to amortization of deferred policy acquisition costs related to above                                              12.4
Deferred federal income taxes                                                                                                  1.8
-----------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                     $ (3.3)
===================================================================================================================================

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51), states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain VIEs where: (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or
(ii) the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applied to entities formed after January 31, 2003. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs formed prior to January 31, 2003 to interim periods ending after December 15, 2003, with earlier adoption permitted.

In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. At a minimum, public companies were required to apply the provisions of FIN 46R or the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable GAAP by the end of the first reporting period ending after December 15, 2003. Companies were permitted to apply either FIN 46 or FIN 46R to special purpose entities at the initial effective date on an entity-by-entity basis. The Company has no variable interests in special purpose entities. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The primary beneficiary could be different based on the two Interpretations. The Company adopted the remaining provisions of FIN 46R effective January 1, 2004. See Note 19 for further discussion.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as the cumulative effect of adoption of this accounting principle.

(4)  RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243.7 million extending into 2005 were outstanding as of December 31, 2004. The Company also had $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $46.3 million, net of $415.7 million of cash collateral and $222.5 million in securities pledged as collateral.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or guaranteed minimum accumulation benefit (GMAB) claims, which may require the Company to accelerate the amortization of DAC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments. However the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to volatility of earnings. This volatility was negligible in 2004. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $1.71 billion before reinsurance and $296.5 million net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $23.6 million and $21.8 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under SFAS 133. See
Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2004 and 2003. As of December 31, 2004 and 2003, the fair value of the GMAB embedded derivative was valued at $20.6 million and $4.3 million, respectively. The increase in the fair value of the GMAB embedded derivative was driven by the value of new business sold during 2004.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.1% in any geographic region of the U.S. and no more than 1.6% with any one borrower. As of December 31, 2004, 30.0% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Guarantee Risk: In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 18 for further discussion of Tax Credit Funds.

Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $894.3 million as of December 31, 2004. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts.

Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

Investment contracts: The fair values of the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

Short-term debt and collateral received-securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.

Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Futures contracts: The fair values for futures contracts are based on quoted market prices.

The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                               2004                              2003
                                                           -------------------------------  -------------------------------
                                                           -------------------------------  -------------------------------
                                                             CARRYING        ESTIMATED         Carrying        Estimated
(in millions)                                                 AMOUNT         FAIR VALUE         amount        fair value
===========================================================================================================================
===========================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                               $ 27,652.0       $ 27,652.0       $ 26,946.8      $ 26,946.8
      Equity securities                                             48.1             48.1             85.6            85.6
   Mortgage loans on real estate, net                            8,649.2          8,942.7          8,345.8         8,830.0
   Policy loans                                                    644.5            644.5            618.3           618.3
   Short-term investments                                        1,645.8          1,645.8          1,860.8         1,860.8
Cash                                                                15.5             15.5              0.1             0.1
Assets held in separate accounts                                60,798.7         60,798.7         57,084.5        57,084.5

LIABILITIES
Investment contracts                                           (29,196.6)       (26,870.6)       (28,663.4)      (27,239.8)
Policy reserves on life insurance contracts                     (7,186.5)        (7,153.9)        (6,715.7)       (6,311.3)
Short-term debt                                                   (215.0)          (215.0)          (199.8)         (199.8)
Long-term debt, payable to NFS                                    (700.0)          (743.9)          (700.0)         (803.7)
Collateral received - securities lending and derivatives        (1,289.9)        (1,289.9)        (1,521.1)       (1,521.1)
Liabilities related to separate accounts                       (60,798.7)       (59,651.2)       (57,084.5)      (56,118.6)

Derivative financial instruments
Interest rate swaps hedging assets                                 (72.1)           (72.1)           (99.4)          (99.4)
Cross-currency interest rate swaps                                 495.0            495.0            599.1           599.1
Futures contracts                                                   (6.5)            (6.5)           (25.2)          (25.2)
Other derivatives                                                   36.1             36.1              4.6             4.6
---------------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(6)  DERIVATIVE FINANCIAL INSTRUMENTS

QUALITATIVE DISCLOSURE

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

Foreign Currency Risk Management

In conjunction with the Company's medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

For a fixed rate foreign liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

Equity Market Risk Management

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. To manage this risk, the Company has implemented a GMDB hedging program for certain new and existing business. The program, which is an economic hedge but does not qualify for hedge accounting under SFAS 133, as discussed in
Note 2(c), is designed to offset a specified portion of changes in the value of the GMDB obligation. Currently the program shorts S&P 500 index futures, which in turn provides a partial offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See Note 4 for additional discussion.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. A GMAB is an embedded derivative, and as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the statements of income. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components selected by the contract holder, do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under SFAS 133. See Note 2(c).

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

QUANTITATIVE DISCLOSURE

Fair Value Hedges

During the years ended December 31, 2004, 2003 and 2002, a net loss of $11.3 million, a net gain of $4.2 million and a net gain of $7.1 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2004, 2003 and 2002, the ineffective portion of cash flow hedges was a net gain of $1.0 million, a net loss of $5.4 million and a net gain of $1.8 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.5 million in losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2004, 2003 and 2002, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net gain of $8.1 million, a net gain of $11.8 million and a net loss of $2.2 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2004, 2003 and 2002, a net loss of $5.9 million and net gains of $4.2 million and $120.4 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $5.9 million and $0.9 million and a net loss of $119.6 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)                                                                                          2004                 2003
===================================================================================================================================

Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                        $ 1,891.5            $ 1,954.7
   Pay variable/receive fixed rate swaps hedging investments                                            152.8                188.2
   Pay variable/receive variable rate swaps                                                             145.0                154.0
   Pay variable/receive fixed rate swaps hedging liabilities                                            275.0                500.0
   Pay variable/receive variable rate swaps hedging liabilities                                         280.0                430.0
   Pay fixed/receive variable rate swaps hedging liabilities                                            275.0                    -
   Other contracts hedging investments                                                                   43.9                 10.0
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    400.9                580.1
    Hedging foreign currency denominated liabilities                                                  2,028.8              2,643.9
Credit default swaps and other non-hedging instruments                                                  836.0                832.5
Equity option contracts                                                                                 190.9                    -
Futures contracts                                                                                       387.0              2,615.8
-----------------------------------------------------------------------------------------------------------------------------------
       Total                                                                                        $ 6,906.8            $ 9,909.2
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(7)  INVESTMENTS

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                            GROSS           GROSS
                                                                         AMORTIZED       UNREALIZED      UNREALIZED       ESTIMATED
(in millions)                                                               COST            GAINS          LOSSES        FAIR VALUE
===================================================================================================================================
===================================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations                                                $ 81.1          $ 13.9           $ 0.1          $ 94.9
   Agencies not backed by the full faith and credit
     of the U. S. Government1                                              1,101.0            81.6             1.0         1,181.6
   Obligations of states and political subdivisions                          246.8             3.1             2.7           247.2
   Debt securities issued by foreign governments                              41.6             2.7             0.1            44.2
   Corporate securities
      Public                                                              10,192.0           448.9            26.4        10,614.5
      Private                                                              6,633.6           342.9            24.1         6,952.4
   Mortgage-backed securities - U.S. Government-backed                     4,628.8            59.5            16.3         4,672.0
   Asset-backed securities                                                 3,783.8            87.7            26.3         3,845.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  26,708.7         1,040.3            97.0        27,652.0
Equity securities                                                             37.7            10.5             0.1            48.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 26,746.4       $ 1,050.8          $ 97.1       $27,700.1
===================================================================================================================================
===================================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                $ 1,042.5          $ 61.0           $ 1.9       $ 1,101.6
   Obligations of states and political subdivisions                          167.6             1.0             5.2           163.4
   Debt securities issued by foreign governments                              51.8             2.0             0.8            53.0
   Corporate securities
      Public                                                              10,000.0           503.7            26.2        10,477.5
      Private                                                              6,454.2           469.1            25.3         6,898.0
   Mortgage-backed securities - U.S. Government-backed                     3,990.1            73.9            21.8         4,042.2
   Asset-backed securities                                                 4,144.0           129.0            61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  25,850.2         1,239.7           143.1        26,946.8
Equity securities                                                             74.0            11.8             0.2            85.6
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 25,924.2       $ 1,251.5         $ 143.3      $ 27,032.4
===================================================================================================================================
===================================================================================================================================

---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 AMORTIZED            ESTIMATED
(in millions)                                                                                      COST              FAIR VALUE
====================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                           $ 1,354.4            $ 1,375.3
   Due after one year through five years                                                               7,289.8              7,607.0
   Due after five years through ten years                                                              6,807.0              7,150.5
   Due after ten years                                                                                 2,844.9              3,002.0
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                              18,296.1             19,134.8
    Mortgage-backed securities - U.S. Government-backed                                                4,628.8              4,672.0
    Asset-backed securities                                                                            3,783.8              3,845.2
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $ 26,708.7           $ 27,652.0
====================================================================================================================================

The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

(in millions)                                                                                           2004                2003
==================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                    $ 953.7           $ 1,108.2
Adjustment to DAC                                                                                      (144.6)             (243.7)
Adjustment to future policy benefits and claims                                                        (121.6)             (110.6)
Deferred federal income tax                                                                            (240.6)             (264.2)
----------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 446.9             $ 489.7
==================================================================================================================================

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                             2004                 2003                2002
===============================================================================================================================

   Fixed maturity securities                                        $             (153.3)  $            61.9               625.5
   Equity securities                                                                (1.2)               12.4               (11.8)

-------------------------------------------------------------------------------------------------------------------------------
     Net change                                                     $             (154.5)  $            74.3               613.7
===============================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                LESS THAN OR EQUAL                  MORE                 TOTAL
                                                    TO ONE YEAR                THAN ONE YEAR
                                          -----------------------------------------------------------------------------------------
                                                              GROSS                        GROSS                         GROSS
                                           ESTIMATED       UNREALIZED    ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
(in millions)                              FAIR VALUE        LOSSES      FAIR VALUE       LOSSES      FAIR VALUE         LOSSES
===================================================================================================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                 $ 5.7           $ 0.1        $ 0.2             $ -         $ 5.9           $ 0.1
   Agencies not backed by the full faith
     and credit of the U.S. Government1           179.9             1.0            -               -         179.9             1.0
   Obligations of states and
     political subdivisions                        68.6             0.5         52.7             2.2         121.3             2.7
   Debt securities issued by foreign
     governments                                      -               -          7.5             0.1           7.5             0.1
   Corporate securities
      Public                                    1,522.3            17.9        291.5             8.5       1,813.8            26.4
      Private                                     994.2            16.3        184.2             7.8       1,178.4            24.1
   Mortgage-backed securities - U.S.                                                                                             -
     Government-backed                          1,271.5            10.5        225.1             5.8       1,496.6            16.3
   Asset-backed securities                        728.0            15.4        229.3            10.9         957.3            26.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,770.2            61.7        990.5            35.3       5,760.7            97.0
Equity securities                                   0.7             0.1            -               -           0.7             0.1
-----------------------------------------------------------------------------------------------------------------------------------
            Total                              $4,770.9          $ 61.8      $ 990.5          $ 35.3      $5,761.4          $ 97.1
===================================================================================================================================
% of gross unrealized losses                                        64%                          36%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
    obligations of U.S. Government
     corporations and agencies                  $ 154.4           $ 1.9          $ -             $ -       $ 154.4           $ 1.9
   Obligations of states and
     political subdivisions                       123.4             5.2            -               -         123.4             5.2
   Debt securities issued by foreign
     governments                                   19.9             0.8            -               -          19.9             0.8
   Corporate securities
      Public                                    1,236.7            24.5         31.7             1.7       1,268.4            26.2
      Private                                     832.3            21.4         49.1             3.9         881.4            25.3
   Mortgage-backed securities - U.S.
     Government-backed                            984.9            21.7          5.3             0.1         990.2            21.8
   Asset-backed securities                        787.0            36.2        260.4            25.7       1,047.4            61.9
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,138.6           111.7        346.5            31.4       4,485.1           143.1
Equity securities                                   6.2             0.1          2.0             0.1           8.2             0.2
-----------------------------------------------------------------------------------------------------------------------------------
            Total                             $ 4,144.8         $ 111.8      $ 348.5          $ 31.5     $ 4,493.3         $ 143.3
===================================================================================================================================
% of gross unrealized losses                                      78.0%                        22.0%


---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $2.49 billion, $2.22 billion and $1.53 billion, respectively. During 2004, gross gains of $61.5 million ($104.0 million and $42.0 million in 2003 and 2002, respectively) and gross losses of $8.7 million ($27.6 million and $16.6 million in 2003 and 2002, respectively) were realized on those sales.

The Company had $18.0 million and $27.2 million of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing during the preceding twelve months.

Real estate is presented at cost less accumulated depreciation of $20.9 million as of December 31, 2004 ($22.4 million as of December 31, 2003). The carrying value of real estate held for disposal totaled $2.8 million and $10.5 million as of December 31, 2004 and 2003, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $30.0 million as of December 31, 2004 ($46.3 million as of December 31, 2003), for which the related valuation allowance was $7.6 million ($3.9 million as of December 31, 2003). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2004, the average recorded investment in impaired mortgage loans on real estate was $10.0 million ($15.4 million in 2003). Interest income recognized on those loans, which is recognized when received using the cash basis method of income recognition, totaled $1.6 million in 2004 ($3.3 million in 2003).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Allowance, beginning of period                                    $           29.1    $           43.4   $          42.9
Net additions (reductions) charged (credited) to allowance                     4.2               (14.3)              0.5
-------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                       $           33.3    $           29.1   $          43.4
=========================================================================================================================


During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes net realized losses on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)                                                                       2004               2003              2002
===================================================================================================================================
===================================================================================================================================

Realized gains on sales, net of hedging losses:
   Fixed maturity securities available-for-sale                                         $ 57.5            $ 98.5            $ 42.0
   Hedging losses on fixed maturity sales                                                (15.2)            (42.4)            (36.2)
   Equity securities available-for-sale                                                    4.0               5.5                 -
   Real estate                                                                             3.7               4.2              14.0
   Mortgage loans on real estate                                                          10.7               3.0               3.2
   Mortgage loan hedging losses                                                           (4.0)             (2.4)             (1.2)
   Other                                                                                   8.3                 -               0.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized gains on sales                                                       65.0              66.4              21.9
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
   Fixed maturity securities available-for-sale                                           (7.8)            (27.2)            (15.7)
   Hedging gains on fixed maturity sales                                                   3.7               9.2              10.7
   Equity securities available-for-sale                                                   (0.9)             (0.4)             (0.9)
   Real estate                                                                            (1.2)             (0.3)             (3.0)
   Mortgage loans on real estate                                                          (6.8)             (5.0)             (3.3)
   Mortgage loan hedging gains                                                             2.2               0.5               0.9
   Other                                                                                  (1.9)             (2.0)             (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized losses on sales                                                     (12.7)            (25.2)            (12.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:

   Fixed maturity securities available-for-sale                                          (79.7)           (159.4)           (111.6)
   Equity securities available-for-sale                                                   (0.6)             (8.0)                -
   Real estate                                                                            (3.2)             (0.8)             (2.4)
   Mortgage loans on real estate, including valuation allowance adjustment                (7.1)             11.7              (6.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total other-than-temporary and other investment impairments                        (90.6)           (156.5)           (120.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                       0.3              13.3              (6.4)
Periodic net coupon settlements on non-qualifying derivatives                              6.6              15.6               8.9
Other derivatives                                                                         (5.0)              1.2               9.5
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total unrelated parties                                                            (36.4)            (85.2)            (98.7)
Gain on sale of limited partnership - related parties                                        -                 -              23.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized losses on investments, hedging
           instruments and hedged items                                                $ (36.4)          $ (85.2)          $ (75.5)
===================================================================================================================================
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)                                                                              2004           2003            2002
===================================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                               $1,461.9      $ 1,453.1       $ 1,332.5
   Equity securities                                                                            1.2            1.4             1.9
Mortgage loans on real estate                                                                 577.4          579.7           563.8
Real estate                                                                                    17.9           21.7            26.8
Short-term investments                                                                          8.9            9.3            12.6
Derivatives                                                                                   (94.3)        (107.2)          (85.2)
Other                                                                                          78.4           64.8            31.0
-----------------------------------------------------------------------------------------------------------------------------------
      Gross investment income                                                               2,051.4        2,022.8         1,883.4
Less investment expenses                                                                       50.9           49.7            50.5
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                                $2,000.5      $ 1,973.1       $ 1,832.9
===================================================================================================================================

Fixed maturity securities with an amortized cost of $52.3 million and $7.8 million as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $51.4 million and $101.2 million, respectively, as collateral to various derivative counterparties.

As of December 31, 2004 and 2003, the Company had received $874.2 million and $976.6 million, respectively, of cash collateral on securities lending and $415.7 million and $544.5 million, respectively, of cash for derivative collateral. As of December 31, 2004, the Company had received $191.8 million of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $1.04 billion and $958.1 million, respectively. The Company also held $222.5 million and $163.0 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2004 and 2003, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Investments - $213.4 million, Retirement Plans
- $7.8 million and Individual Protection - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; and (3) GMIB.

The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums." There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:


                                         DECEMBER 31, 2004                             December 31, 2003
                                         --------------------------------------------  -------------------------------------------
                                         --------------------------------------------  -------------------------------------------
                                            ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
(in millions)                                VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
==================================================================================================================================
==================================================================================================================================

GMDB:
   Return of premium                          $ 9,675.4        $ 54.1             59       $ 9,700.4        $ 199.8            56
   Reset                                       17,315.9         153.2             62        17,021.2          569.4            61
   Ratchet                                      9,621.0          42.3             64         7,793.4          140.9            63
   Rollup                                         638.6           9.7             68           647.7           22.2            68
   Combo                                        2,519.9          19.2             67         2,128.7           39.6            67
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Subtotal                                  39,770.8         278.5             62        37,291.4          971.9            61
   Earnings enhancement                           310.1          18.0             60           314.1           10.9            59
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMDB                             $40,080.9       $ 296.5             62      $ 37,605.5        $ 982.8            61
==================================================================================================================================
==================================================================================================================================

GMAB:
  5 Year                                        $ 460.6         $ 0.1            N/A          $ 79.9          $ 0.1           N/A
  7 Year                                          568.4             -            N/A           125.5            0.4           N/A
  10 Year                                         304.0             -            N/A            43.4            0.1           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMAB                             $ 1,333.0         $ 0.1            N/A         $ 248.8          $ 0.6           N/A
==================================================================================================================================
==================================================================================================================================

GMIB2:
  Ratchet                                       $ 437.7           $ -            N/A         $ 416.6            $ -           N/A
  Rollup                                        1,188.2             -            N/A         1,131.9              -           N/A
  Combo                                             1.0             -            N/A             1.1              -           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                            $ 1,626.9           $ -            N/A       $ 1,549.6            $ -           N/A
==================================================================================================================================
==================================================================================================================================

----------

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

(in millions)                                                     GMDB             GMAB            GMIB             TOTAL
==============================================================================================================================

Balance as of December 31, 2002                                      $ 13.7              $ -             $ -           $ 13.7
Expense provision                                                      30.0                -               -             30.0
Net claims paid                                                       (21.9)               -               -            (21.9)
Value of new business sold                                                -              4.7               -              4.7
   Change in fair value                                                   -             (0.4)              -             (0.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                        21.8              4.3               -             26.1
Expense provision                                                      25.0                -             0.8             25.8
Net claims paid                                                       (23.2)               -               -            (23.2)
Value of new business sold                                                -             24.7               -             24.7
Change in fair value                                                      -             (8.4)              -             (8.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                      $ 23.6           $ 20.6           $ 0.8           $ 45.0
==============================================================================================================================


The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                                      DECEMBER 31,    December 31,
(in millions)                                                                                             2004            2003
====================================================================================================================================

Mutual funds:
   Bond                                                                                                   $ 4,136.8       $ 4,370.7
   Domestic equity                                                                                         27,402.4        24,612.9
   International equity                                                                                     1,831.3         1,508.4
------------------------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                                   33,370.5        30,492.0
Money market funds                                                                                          1,313.6         1,620.3
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              $ 34,684.1      $ 32,112.3
====================================================================================================================================

The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

o    Mean gross equity performance - 8.1%

o    Equity volatility - 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Asset fees - equivalent to mutual fund and product loads

o    Discount rate - 8.0%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)                  1         2         3         4         5         6         7         8         9         10+
-----------------------------------------------------------------------------------------------------------------------------------

Minimum                           4.50%     5.50%     6.50%     8.50%    10.50%    10.50%    10.50%    17.50%     17.50%    17.50%
MAXIMUM                           4.50%     8.50%    11.50%    17.50%    22.50%    22.50%    22.50%    22.50%     22.50%    19.50%


GMABs are considered embedded derivatives under SFAS 133, as amended, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) SHORT-TERM DEBT

The following table summarizes short-term debt as of December 31:

(in millions)                                                                                      2004                2003
===================================================================================================================================

$800.0 million commercial paper program                                                                $ 134.7             $ 199.8
$350.0 million securities lending program facility                                                        47.7                   -
$250.0 million securities lending program facility                                                        32.6                   -
-----------------------------------------------------------------------------------------------------------------------------------
Total short-term debt                                                                                  $ 215.0             $ 199.8
===================================================================================================================================



The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and Nationwide Mutual Insurance Company
(NMIC) with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.29 billion and NLIC maintain statutory surplus in excess of $1.56 billion. The Company had no amounts outstanding under this agreement as of December 31, 2004. NLIC also has an $800.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 270 days or less. NLIC is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million and $199.8 million in commercial paper outstanding as of December 31, 2004 and 2003, respectively, at a weighted average effective interest rate of 2.14% in 2004 and 1.07% in 2003.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $47.7 million outstanding under this agreement as of December 31, 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. Because NLIC has a variable interest in the profits from the securitization of these loans, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with FIN 46R. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2004.

The Company paid interest on short-term debt totaling $3.6 million, $1.3 million and $0.7 million in 2004, 2003 and 2002, respectively, including less than $0.1 million, $0.1 million and $0.5 million to NFS in 2004, 2003 and 2002, respectively.

(11) LONG-TERM DEBT

The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)                                                                                      2004                 2003
====================================================================================================================================

8.15% surplus note, due June 27, 2032                                                                  $ 300.0              $ 300.0
7.50% surplus note, due December 17, 2031                                                                300.0                300.0
6.75% surplus note, due December 23, 2033                                                                100.0                100.0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                                $ 700.0              $ 700.0
====================================================================================================================================

The Company made interest payments to NFS on surplus notes totaling $50.7 million in 2004, $47.1 million in 2003 and $30.1 million in 2002. Payments of interest and principal under the notes require the prior approval of the ODI.

(12) FEDERAL INCOME TAX

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)                                                                                2004                 2003
==============================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 715.5              $ 594.8
   Derivatives                                                                                         -                 11.7
   Other                                                                                           117.0                104.4
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                                    832.5                710.9
   Less valuation allowance                                                                         (7.0)                (7.0)
------------------------------------------------------------------------------------------------------------------------------
      Deferred tax assets, net of valuation allowance                                              825.5                703.9
------------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       318.2                390.0
   Equity securities and other investments                                                          20.9                 42.7
   Deferred policy acquisition costs                                                               908.1                840.8
   Derivatives                                                                                      31.2                    -
   Other                                                                                           101.9                 88.1
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                             1,380.3              1,361.6
---------------------------------------------------------------------------------------------------------  -------------------
         Net deferred tax liability                                                              $ 554.8              $ 657.7
==============================================================================================================================

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2004, 2003 and 2002.

The Company's current federal income tax liability was $145.3 million and $106.3 million as of December 31, 2004 and 2003, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations before the cumulative effect of adoption of accounting principles for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Current                                                                   $ 181.5             $ 106.7             $ 63.7
Deferred                                                                    (61.5)              (10.5)             (55.0)
-------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                $ 120.0              $ 96.2              $ 8.7
=========================================================================================================================


The customary relationship between federal income tax expense and pre-tax income from continuing operations before the cumulative effect of adoption of accounting principles did not exist in 2002. This was because of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of accounting principles as follows:

                                                               2004                     2003                     2002
                                                           -----------------------  -----------------------  -----------------------
                                                           -----------------------  -----------------------  -----------------------
(in millions)                                                 AMOUNT         %         Amount         %         Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                  $ 187.2     35.0         $ 152.0     35.0          $ 59.3     35.0
Tax exempt interest and dividends                                  (47.2)    (8.8)          (45.7)   (10.5)          (38.9)   (22.9)
  received deduction
Income tax credits                                                  (9.7)    (1.8)          (10.8)    (2.5)          (12.7)    (7.5)
Release of Phase III tax liability                                  (5.1)    (1.0)              -        -               -        -
Other, net                                                          (5.2)    (1.0)            0.7      0.1             1.0      0.5
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                            $ 120.0     22.4          $ 96.2     22.1           $ 8.7      5.1
====================================================================================================================================
====================================================================================================================================

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC has the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see "Release of Phase III tax liability" above). The Jobs Creation Act of 2004 had no other significant impact on the Company's tax position.

Total federal income tax paid was $142.3 million, $176.2 million and $71.0 million during the years ended December 31, 2004, 2003 and 2002, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified for inclusion in the NMIC consolidated federal income tax return.

(13) SHAREHOLDERS' EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

The statutory capital and surplus of NLIC as of December 31, 2004 and 2003 was $2.39 billion and $2.23 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2004, 2003 and 2002 was $317.7 million, $444.4 million and $92.5 million, respectively.

The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, NLIC could pay dividends totaling $192.7 million without obtaining prior approval. On March 1, 2005, NLIC paid a $25.0 million dividend to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(14) COMPREHENSIVE INCOME

Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)                                                                     2004                2003               2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                  $ (182.0)            $ (16.7)           $ 527.5
   Adjustment to deferred policy acquisition costs                                      99.1                56.9             (205.7)
   Adjustment to future policy benefits and claims                                     (11.0)               22.6             (133.2)
   Related federal income tax benefit (expense)                                         33.3               (22.4)             (66.0)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                    (60.6)               40.4              122.6
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                              27.5                91.0               86.2
   Related federal income tax benefit                                                   (9.6)              (31.8)             (30.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                   17.9                59.2               56.0
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-                   (42.7)               99.6              178.6
        sale
------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                             (47.4)              (40.9)              16.9
   Related federal income tax benefit (expense)                                         16.6                14.3               (5.9)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                            (30.8)              (26.6)              11.0
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                        $ (73.5)             $ 73.0            $ 189.6
====================================================================================================================================

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(15) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company, together with other affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $13.7 million, $13.2 million and $10.0 million, respectively. The Company recorded prepaid pension assets of $14.6 million and $7.7 million as of December 31, 2004 and 2003, respectively.

In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $49.3 million and $50.5 million, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $1.1 million, $1.1 million and $3.5 million for 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following tables summarizes information regarding the funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole, both of which are U.S. plans, as of the years ended December 31:

                                                                             PENSION BENEFITS            POSTRETIREMENT BENEFITS
                                                                       -----------------------------  ------------------------------
                                                                       -----------------------------  ------------------------------
(in millions)                                                              2004            2003           2004            2003
====================================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                                    $ 2,457.0      $ 2,236.2        $ 306.8          $ 269.7
Service cost                                                                   121.8          104.0            9.2              9.9
Interest cost                                                                  134.0          131.7           17.5             19.5
Participant contributions                                                          -              -            4.1              4.2
Plan amendment                                                                     -            1.6          (13.3)               -
Actuarial loss (gain)                                                          125.7           85.1          (10.1)            (2.8)
Benefits paid                                                                 (105.4)        (101.6)         (22.3)           (20.4)
Impact of plan merger                                                              -              -              -             26.7
------------------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                                            2,733.1        2,457.0          291.9            306.8
------------------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                               2,242.4        1,965.0          127.5            106.9
Actual return on plan assets                                                   187.3          265.4            6.2             16.5
Employer contributions1                                                        130.0          113.6           20.1             20.3
Participant contributions                                                          -              -            4.1              4.2
Benefits paid1                                                                (105.4)        (101.6)         (22.3)           (20.4)
------------------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                                     2,454.3        2,242.4          135.6            127.5
------------------------------------------------------------------------------------------------------------------------------------

Funded status                                                                 (278.8)        (214.6)        (156.3)          (179.3)
Unrecognized prior service cost                                                 25.8           30.3         (103.0)          (103.3)
Unrecognized net loss                                                          298.2          192.1           48.0             56.9
Unrecognized net asset at transition                                            (1.2)          (2.5)             -                -
------------------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                                           $ 44.0          $ 5.3       $ (211.3)        $ (225.7)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                                             $ 2,271.6      $ 2,020.2            N/A              N/A
====================================================================================================================================

1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

As a result of the 2004 postretirement health plan change, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation (APBO) as a whole as of December 31, 2004 is $1.7 million. There is no effect on the service and interest cost for the year because health care cost trend had no material effect on plan liabilities or expense prior to the plan change at the end of 2004. Prior to 2004, the postretirement health plan costs approximated the employer dollar caps, and the health care cost trend had an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the net periodic benefit cost for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3% per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

The plan sponsor and all participating employers, including the Company, expect to contribute $125.0 million to the pension plan and $18.0 million to the postretirement benefit plan in 2005.

The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

                                                                                           PENSION           POSTRETIREMENT
(in millions)                                                                              BENEFITS             BENEFITS
------------------------------------------------------------------------------------------------------------------------------

2005                                                                                             $ 110.2               $ 23.7
2006                                                                                               112.0                 20.6
2007                                                                                               114.4                 20.1
2008                                                                                               117.6                 19.6
2009                                                                                               125.1                 19.1
2010-2014                                                                                          761.5                107.7
------------------------------------------------------------------------------------------------------------------------------

The following table summarizes the weighted average assumptions used to calculate the benefit obligations and funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole as of the December 31 measurement date for all plans:

                                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                                        ----------------------------  -----------------------------
                                                                        ----------------------------  -----------------------------
                                                                            2004           2003           2004           2003
===================================================================================================================================
===================================================================================================================================

Discount rate                                                                  5.00%          5.50%          5.70%           6.10%
Rate of increase in future compensation levels                                 3.50%          4.00%              -               -
Assumed health care cost trend rate:
Initial rate                                                                       -              -           10%1         11.00%1
Ultimate rate                                                                      -              -          5.2%1          5.20%1
Declining period                                                                   -              -       10 YEARS        11 Years
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

------------

1 The 2004 initial rate was 11.0% for participants over age 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

The pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the asset allocation for the Company's pension plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                                 TARGET
                                                                         ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                        -------------------------  -------------------------------
                                                                        -------------------------  -------------------------------
Asset Category                                                                    2005                  2004            2003
==================================================================================================================================
==================================================================================================================================

Equity securities                                                               40 - 65%                      48%             45%
Debt securities                                                                 25 - 50%                      52%             55%
Real estate                                                                      0 - 10%                        -               -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                           -                         100%            100%
==================================================================================================================================
==================================================================================================================================

The postretirement benefit plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

The following table summarizes the asset allocation for the Company's postretirement benefit plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                               TARGET
                                                                       ALLOCATION PERCENTAGE         PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                     ---------------------------  ---------------------------------
                                                                     ---------------------------  ---------------------------------
Asset Category                                                                  2005                   2004              2003
===================================================================================================================================
===================================================================================================================================

Equity securities                                                             50 - 80%                        60%              59%
Debt securities                                                               20 - 50%                        35%              35%
Other                                                                          0 - 10%                         5%               6%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         -                           100%             100%
===================================================================================================================================
===================================================================================================================================

The following table summarizes the components of net periodic benefit cost for the Company's pension plan as a whole for the years ended December 31:

(in millions)                                                                               2004           2003           2002
===================================================================================================================================

Service cost                                                                                 $ 121.8        $ 104.0        $ 103.3
Interest cost                                                                                  134.0          131.7          135.6
Expected return on plan assets                                                                (167.7)        (156.7)        (178.6)
Recognized net actuarial loss                                                                      -            0.1              -
Amortization of prior service cost                                                               4.5            4.5            4.4
Amortization of unrecognized transition asset                                                   (1.3)          (1.3)          (1.3)
-----------------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                                  $ 91.3         $ 82.3         $ 63.4
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic pension cost, set at the beginning of each year, for the pension plan as a whole:

                                                                                            2004           2003           2002
===================================================================================================================================

Discount rate                                                                              5.50%          6.00%          6.50%
Rate of increase in future compensation levels                                             4.00%          4.50%          4.75%
Expected long-term rate of return on plan assets                                           7.25%          7.75%          8.25%
-----------------------------------------------------------------------------------------------------------------------------------


The Company employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run, called a risk premium. Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The following table summarizes the components of net periodic benefit cost for the Company's postretirement benefit plan as a whole for the years ended December 31:

(in millions)                                                                         2004           2003           2002
=============================================================================================================================

Service cost                                                                             $ 9.2          $ 9.9         $ 13.2
Interest cost                                                                             17.5           19.5           22.5
Expected return on plan assets                                                            (8.9)          (8.0)          (9.2)
Recognized net actuarial loss                                                                -              -            0.6
Net amortization and deferral                                                            (12.1)          (9.9)          (0.5)
-----------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                             $ 5.7         $ 11.5         $ 26.6
=============================================================================================================================

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

                                                                                      2004           2003           2002
=============================================================================================================================

Discount rate                                                                            6.10%          6.60%          7.25%
Expected long-term rate of return on plan assets                                         7.00%          7.50%          7.75%
Assumed health care cost trend rate:
   Initial rate                                                                           11%1         11.3%1         11.00%
   Ultimate rate                                                                         5.2%1          5.7%1          5.50%
   Declining period                                                                   11 YEARS       11 Years        4 Years
-----------------------------------------------------------------------------------------------------------------------------

----------

1 The 2004 initial rate was 11.0% for participants over 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.8 million, $5.5 million and $5.7 million for 2004, 2003 and 2002, respectively, including $0.5 million related to discontinued operations for 2002.

(16) RELATED PARTY TRANSACTIONS

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
(NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $194.6 million, $170.4 million and $135.6 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.75 billion and $5.22 billion as of December 31, 2004 and 2003, respectively. Total revenues from these contracts were $136.5 million, $138.9 million and $143.3 million for the years ended December 31, 2004, 2003 and 2002, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.9 million, $111.8 million and $114.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customers as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $14.06 billion and $12.80 billion, respectively. For the years ended December 31, 2004 and 2003, GGI paid the Company $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2004, 2003 and 2002 were $335.6 million, $286.7 million and $325.0 million, respectively, while benefits, claims and expenses ceded were $336.0 million, $247.5 million and $328.4 million, respectively.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $23.2 million, $24.8 million and $24.9 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $18.4 million, $17.5 million and $20.2 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004 and 2003, the Company had no borrowings from affiliated entities under such agreements. During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $227.7 million, $126.0 million and $224.9 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $498.4 million and $688.7 million as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the consolidated balance sheets. For each of the years in the three-year period ending December 31, 2004, the Company paid NCMC fees and totaling less than $0.1 million under this agreement.

The Company purchased fixed maturity securities available-for-sale from NFN totaling $829.9 million during the year ended December 31, 2004. NFN recorded gross realized gains of $23.4 million on these transactions.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2004, 2003 and 2002 were $63.1 million, $62.0 million and $50.3 million, respectively.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 12. Beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to NMIC were $37.4 million, $2.4 million and $71.0 million in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

On March 1, 2005, NLIC paid a $25.0 million dividend to NFS. In 2004 and 2003, NLIC paid dividends to NFS totaling $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.

In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI. Therefore, the results of operations of NSI have been reflected as discontinued operations for all periods presented. This was a related party transaction and thus was recorded at the $10.0 million carrying value of the underlying components of the transaction rather than at fair value. This amount represents a non-cash transaction that is not reflected in the consolidated statement of cash flows.

In December 2001, NLIC issued to NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued to NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued to NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $50.7 million, $47.1 million and $30.1 million in 2004, 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million, $0.1 million and $0.5 million in 2004, 2003 and 2002, respectively. As of December 31, 2004, there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(17) CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, NFS' ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of the Company's litigation matters.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously

On October 31, 2003, NLIC was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or Nationwide Life and Annuity Insurance Company (NLAIC) which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al
v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. The Company intends to defend this lawsuit vigorously.

(18) SECURITIZATION TRANSACTIONS

The Company has sold $469.3 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 4.60% to 5.25% over periods ending between 2002 and 2021 and as of December 31, 2004 held guarantee reserves totaling $4.7 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.27 billion. The Company does not anticipate making any payments related to the guarantees.

At the time of the sales, $5.1 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly, and the collateral is released when stabilized. During 2004 and 2003, $0.1 million and $3.1 million of stabilization collateral had been released into income, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) VARIABLE INTEREST ENTITIES

As of December 31, 2004, the Company had relationships with 14 VIEs where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 18). Effective January 1, 2004, the Company began applying the provisions of FIN 46R to these entities. FIN 46R did not require the restatement of any prior periods. As such, for periods subsequent to December 31, 2003, the results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities and related income in the accompanying consolidated financial statements.

The net assets of these VIEs totaled $366.4 million as of December 31, 2004. The most significant components of net assets were $32.1 million of mortgage loans on real estate, $401.2 million of other long-term investments, $35.6 million of other assets, $32.6 million of short-term debt, and $116.3 million of other liabilities. The total exposure to loss on these VIEs where the Company is the primary beneficiary was less than $0.1 million as of December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 8 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $36.3 million as of December 31, 2004.

(20) SEGMENT INFORMATION

Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. During the second quarter of 2004, the Company reorganized its segment reporting structure and now reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other. The Company has reclassified segment results for all prior periods presented to be consistent with the new reporting structure. The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles, if any, to exclude net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and realized gains and losses related to securitizations, if any.

The Individual Investments segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products, income products, and advisory services program revenues and expenses. This segment differs from the former Individual Annuity segment due to the addition of the advisory services program results. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Retirement Plans segment is comprised of the Company's private- and public-sector retirement plans business. This segment differs from the former Institutional Products segment because it no longer includes the results of the structured products and MTN businesses. The private sector includes IRC Section 401(k) business and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable annuities.

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products, traditional life insurance products and universal life insurance. This segment is unchanged from the former Life Insurance segment. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

The Corporate and Other segment includes certain structured products business, the MTN program, net investment income not allocated to product segments, periodic net coupon settlements on non-qualifying derivatives, unallocated expenses, interest expense on debt, revenue and expenses of the Company's non-insurance subsidiaries not reported in other segments, and realized gains and losses related to securitizations. This segment differs from the former Corporate segment as it now includes results from the structured products and MTN businesses, but no longer includes results from the advisory services program.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the Company's business segment operating results for the years ended December:

                                                        INDIVIDUAL      RETIREMENT       INDIVIDUAL
(in millions)                                          INVESTMENTS         PLANS         PROTECTION
========================================================================================================
2004
REVENUES:
   Net investment income                                     $ 824.8         $ 627.9          $ 327.2
   Other operating revenue                                     591.7           157.0            547.5
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,416.5           784.9            874.7
--------------------------------------------------------------------------------------------------------

Benefits and expenses:
   Interest credited to policyholder account values            573.5           435.5            181.5
   Amortization of DAC                                         276.1            39.6             94.4

   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 346.9           184.5            428.2
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,196.5           659.6            704.1
--------------------------------------------------------------------------------------------------------

Income from continuing operations before
  federal income tax expense                                   220.0           125.3            170.6
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 220.0         $ 125.3          $ 170.6
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $  52,642.5      $  29,668.7      $  12,932.4
========================================================================================================

2003
REVENUES:
   Net investment income                                     $ 807.9         $ 640.2          $ 324.3
   Other operating revenue                                     517.7           150.0            536.2
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,325.6           790.2            860.5
--------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values            602.5           443.2            185.6
   Amortization of DAC                                         228.4            45.6            101.9
   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 328.4           178.9            423.0
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,159.3           667.7            710.5
--------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                   166.3           122.5            150.0
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 166.3         $ 122.5          $ 150.0
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $     49,419.2   $     29,226.9   $     11,286.6
========================================================================================================

 CORPORATE
 AND OTHER                TOTAL
=================================

        $ 220.6        $ 2,000.5
           15.8          1,312.0

          (43.0)           (43.0)
---------------------------------
          193.4          3,269.5
---------------------------------

           86.7          1,277.2
              -            410.1
           59.3             59.3
           28.3            987.9
---------------------------------
          174.3          2,734.5
---------------------------------

           19.1            535.0
                  ===============

           43.0
------------------
 $         62.1
==================

---------------------------------
 $  10,714.3       $105,957.9
=================================

        $ 200.7        $ 1,973.1
           28.4          1,232.3

         (100.8)          (100.8)
---------------------------------
          128.3          3,104.6
---------------------------------

           77.9          1,309.2
              -            375.9
           48.4             48.4
            6.4            936.7
---------------------------------
          132.7          2,670.2
---------------------------------

           (4.4)         $ 434.4
                  ===============

          100.8
------------------
$          96.4
==================

---------------------------------
 $     10,695.0      $ 100,627.7
=================================

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

                                                       INDIVIDUAL       RETIREMENT      INDIVIDUAL        CORPORATE
(in millions)                                         INVESTMENTS         PLANS         PROTECTION        AND OTHER         TOTAL
====================================================================================================================================
====================================================================================================================================
2002
REVENUES:
   Net investment income                                   $ 668.5        $ 648.5         $ 328.6          $ 187.3        $ 1,832.9
   Other operating revenue                                   526.2          169.8           537.7             17.6          1,251.3
   Net realized losses on investments, hedging
     instruments and hedged items1                               -              -               -            (84.4)           (84.4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total revenues                                       1,194.7          818.3           866.3            120.5          2,999.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values          505.9          460.7           186.4             91.4          1,244.4
   Amortization of DAC                                       528.2           53.7            88.2                -            670.1
   Interest expense on debt                                      -              -               -             36.0             36.0
   Other benefits and expenses                               285.6          167.8           420.2              6.2            879.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                          1,319.7          682.2           694.8            133.6          2,830.3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                (125.0)         136.1           171.5            (13.1)         $ 169.5
                                                                                                                     ===============
                                                                                                                     ===============
Net realized losses on investments, hedging
  instruments and hedged items1                                  -              -               -             84.4
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings (loss)                   $ (125.0)       $ 136.1         $ 171.5           $ 71.3
=====================================================================================================================
=====================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                 $ 40,994.0     $ 26,182.4       $ 9,704.2        $ 9,142.0       $ 86,022.6
====================================================================================================================================
====================================================================================================================================


----------

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements:

          Nationwide Variable Account-9:

               Report of Independent Registered Public Accounting Firm.

               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2004.

               Statements of Operations for the year ended December 31, 2004.

               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2004 and 2003.

               Notes to Financial Statements.

          Nationwide Life Insurance Company and subsidiaries:


               Report of Independent Registered Public Accounting Firm.

               Consolidated Balance Sheets as of December 31, 2004 and 2003.

               Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002.

               Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.

               Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.

               (2) Not Applicable Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

               (3) Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed Previously with Registration Statement (333-56073) and hereby incorporated by reference.

               (4) The form of the variable annuity contract - Filed previously with Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

               (5) Variable Annuity Application - Filed previously with Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

               (6) Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.

               (7)  Not applicable.

               (8)  Not Applicable

               (9) Opinion of Counsel - Filed previously with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

Item 25. Directors and Officers of the Depositor

         Arden L. Shisler, Chairman of the Board
         W.G. Jurgensen, Director and Chief Executive Officer
         Mark R. Thresher, President and Chief Operating Officer
         Patricia R. Hatler, Executive Vice President and Chief Legal and
                Governance Officer
         Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer
         W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
         J. Stephen Baine, Senior Vice President-Corporate Strategy
         James R. Burke, Senior Vice President-P/C Strategic Planning and
                Operations
         David A. Diamond, Senior Vice President
         Thomas W. Dietrich, Senior Vice President-Division General Counsel Dennis P. Drent, Senior Vice President-Internal Audits
         Peter A. Golato, Senior Vice President-Individual Protection
                Business Head
         J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
         Kelly A. Hamilton, Senior Vice President-PC Finance
         David K. Hollingsworth, Senior Vice President-PCIO Brokerage Operations
                 & Sponsor Relations
         David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Non-Affiliated Sales
         M. Eileen Kennedy, Senior Vice President-Chief Financial Officer
         Gale V. King, Senior Vice President-Property and Casualty Human
                Resources
         Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations Katherine A. Mabe, Senior Vice President-Marketing, Strategy and
                Urban Operations
         Duane C. Meek, Senior Vice President-Group Business Head
         Keith I. Millner, Senior Vice President-In Retirement Business Head Brian W. Nocco, Senior Vice President and Treasurer
         R. Dennis Noice, Senior Vice President-NF Systems
         Mark D. Phelan, Senior Vice President-Individual Investments
                 Business Head
         Steven P. Rothman, Senior Vice President-IT Strategy and Solutions
                 Delivery
         Gary I. Siroko, Senior Vice President-CIO Strategic Investments
         John S. Skubik, Senior Vice President-Consumer Finance
         Gail G. Snyder, Senior Vice President-Enterprise Portfolio & Strategy
                Management
         Mark D. Torkos, Senior Vice President-Property and Casualty Systems Thomas E. Barnes, Vice President-Assistant to the CEO and Secretary Joseph A. Alutto, Director
         James G. Brocksmith, Jr., Director
         Keith W. Eckel, Director
         Lydia M. Marshall, Director
         Donald L. McWhorter, Director
         Martha James Miller de Lombera, Director
         David O. Miller, Director
         James F. Patterson, Director
         Gerald D. Prothro, Director
         Alex Shumate, Director

         The business address of the Directors and Officers of the Depositor is:
         One Nationwide Plaza, Columbus, Ohio 43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
            * Subsidiaries for which separate financial statements are filed ** Subsidiaries included in the respective consolidated financial statements
          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
         ****  Other subsidiaries





------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------

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
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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------

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
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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------

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

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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------

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

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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------

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

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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 27. Number of Contract Owners

         The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2005 was 25,373 and 1,508, respectively.

Item 28. Indemnification

         Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)(1) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

         Multi-Flex Variable Account           Nationwide VL Separate Account-C
         Nationwide Variable Account           Nationwide VL Separate Account-D
         Nationwide Variable Account-II        Nationwide VL Separate Account-G
         Nationwide Variable Account-4         Nationwide VLI Separate Account-2
         Nationwide Variable Account-5         Nationwide VLI Separate Account-3
         Nationwide Variable Account-6         Nationwide VLI Separate Account-4
         Nationwide Variable Account-7         Nationwide VLI Separate Account-5
         Nationwide Variable Account-8         Nationwide VLI Separate Account-6
         Nationwide Variable Account-9         Nationwide VLI Separate Account-7
         Nationwide Variable Account-10
         Nationwide Variable Account-11
         Nationwide Variable Account-13
         Nationwide Variable Account-14
         Nationwide VA Separate Account-A
         Nationwide VA Separate Account-B
         Nationwide VA Separate Account-C


(a)(2) Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

         Nationwide Multi-Flex Variable Account
         Nationwide Variable Account-9

         SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

         SBL Variable Annuity Account I
         SBL Variable Annuity Account III
         SBL Variable Annuity Account IV
         SBL Variable Life Insurance Account Varilife
         Security Varilife Separate Account
         SBL Variable Annuity Account VIII
         Variable Annuity Account XI

         Variable Annuity Account XIV
         Variable Annuity Account XVII
         Parkstone Variable Annuity Separate Account
         T. Rowe Price Variable Annuity Account

         And of First Security Benefit Life Insurance and Annuity Company of New York:

         Variable Annuity Account A
         Variable Annuity Account B

         SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of Security Benefit Life Insurance Company, acts as investment adviser:

         Security Equity Fund
         Security Income Fund
         Security Large Cap Value Fund
         Security Municipal Bond Fund
         SBL Fund
         Security Mid Cap Growth Fund

(b)(1) NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

         Mark D. Phelan, Chairman of the Board
         Rhodes B. Baker, Director and President
         William G. Goslee, Jr., Senior Vice President
         M. Eileen Kennedy, Director and Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary

         The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
         One Nationwide Plaza, Columbus, Ohio 43215

(b)(2)   SDI DIRECTORS AND OFFICERS

         Gregory J. Garvin, President and Director
         James R. Schmank, Director
         Tamara L. Brownfield, Treasurer
         Amy J. Lee, Secretary
         Brenda M. Harwood, Vice President and Director
         Frank Memmo, Director
         Richard J. Wells, Director

         SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)(1)

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Name of Principal Underwriter  Net Underwriting         Compensation on         Brokerage          Compensation
                                        Discounts and            Redemption or           Commissions
                            Commissions Annuitization
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
(c)(2)
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Name of Principal Underwriter  Net Underwriting         Compensation on         Brokerage          Compensation
                                        Discounts and            Redemption or           Commissions
                            Commissions Annuitization
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Security Distributors, Inc.    N/A                      N/A                     N/A                N/A
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

Item 30. Location of Accounts and Records

         M. Eileen Kennedy
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH  43215

Item 31. Management Services
         Not Applicable

Item 32. Undertakings

         The Registrant hereby undertakes to:

         (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
             (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

         The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
         Section 403(b)(11) of the Internal Revenue Code.


         Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

            Consent of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-9:

We consent to the use of our reports for Nationwide Variable Account-9 dated March 4, 2005 and for Nationwide Life Insurance Company and subsidiaries dated March 1, 2005, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-56073). Our report for Nationwide Life Insurance Company and subsidiaries refers to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts in 2004.



KPMG LLP
Columbus, Ohio
April 28, 2005

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 28th day of April, 2005.
                                       NATIONWIDE VARIABLE ACCOUNT-9
                              --------------------------------------------------
                                              (Registrant)
                                      NATIONWIDE LIFE INSURANCE COMPANY
                              --------------------------------------------------
                                              (Depositor)
                                        By/s/ JAMIE RUFF CASTO, ESQ.
                              --------------------------------------------------
                                           Jamie Ruff Casto, Esq.

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2005.



W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha James Miller de Lombera, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                  By /s/ JAMIE RUFF CASTO
                                     -------------------------------------------
                                                     Jamie Ruff Casto
                                                     Attorney-in-Fact